================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-Q

                               -----------------

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-7436

                               -----------------

                       THE DFA INVESTMENT TRUST COMPANY
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               -----------------

              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                               -----------------

          CATHERINE L. NEWELL, ESQUIRE, VICE PRESIDENT AND SECRETARY
                       THE DFA INVESTMENT TRUST COMPANY,
              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (512) 306-7400

                      DATE OF FISCAL YEAR END: OCTOBER 31
                    DATE OF REPORTING PERIOD: JULY 31, 2016

================================================================================

ITEM 1.  SCHEDULE OF INVESTMENTS.

                       THE DFA INVESTMENT TRUST COMPANY
                                   FORM N-Q
                                 July 31, 2016
                                  (UNAUDITED)

                               Table of Contents

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES......   1

SCHEDULES OF INVESTMENTS
   The U.S. Large Cap Value Series..............   2
   The DFA International Value Series...........  10
   The Japanese Small Company Series............  22
   The Asia Pacific Small Company Series........  54
   The United Kingdom Small Company Series......  72
   The Continental Small Company Series.........  81
   The Canadian Small Company Series............ 106
   The Emerging Markets Series.................. 115
   The Emerging Markets Small Cap Series........ 139
   The Tax-Managed U.S. Marketwide Value Series. 209
   The DFA Short Term Investment Fund........... 231

NOTES TO SCHEDULES OF INVESTMENTS
   Organization................................. 236
   Security Valuation........................... 236
   Financial Instruments........................ 237
   Federal Tax Cost............................. 239
   Other........................................ 239
   Subsequent Event Evaluations................. 240

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments
------------------------

Investment Abbreviations
   ADR          American Depositary Receipt
   AG           Aktiengesellschaft (German & Swiss Stock Corporation)
   GDR          Global Depositary Receipt
   LLC          Limited Liability Company
   P.L.C.       Public Limited Company

Investment Footnotes
   +            See Security Valuation Note within the Notes to Schedules of
                Investments.
   ++           Securities have generally been fair valued. See Security
                Valuation Note within the Notes to Schedules of
                Investments.
   *            Non-Income Producing Securities.
   #            Total or Partial Securities on Loan.
   @            Security purchased with cash proceeds from Securities on Loan.
   ^^           See Federal Tax Cost Note within the Notes to Schedules of
                Investments.
   (degrees)    Security is being fair valued as of July 31, 2016.
   --           Amounts designated as -- are either zero or rounded to zero.
   (S)          Affiliated Fund.
   (r)          The adjustable/variable rate shown is effective as of July 31,
                2016.
   (y)          The rate shown is the effective yield.

                        THE U.S. LARGE CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                        SHARES      VALUE+
                                                      ---------- ------------
COMMON STOCKS -- (95.1%)

Consumer Discretionary -- (11.9%)
#*  AutoNation, Inc..................................    178,494 $  9,522,655
#   Best Buy Co., Inc................................  1,711,779   57,515,774
#   BorgWarner, Inc..................................    456,489   15,146,305
#   Cable One, Inc...................................     13,134    6,880,640
#   CalAtlantic Group, Inc...........................     14,193      513,929
    Carnival Corp....................................    953,218   44,534,345
#   CBS Corp. Class A................................      7,236      397,980
*   Charter Communications, Inc. Class A.............    917,575  215,510,840
    Comcast Corp. Class A............................ 11,245,897  756,286,573
    DR Horton, Inc...................................  2,104,491   69,195,664
#   Ford Motor Co.................................... 14,753,200  186,775,512
#   Garmin, Ltd......................................    214,118   11,633,031
    General Motors Co................................  5,557,312  175,277,621
    Gentex Corp......................................     58,962    1,041,859
    Goodyear Tire & Rubber Co. (The).................  1,439,412   41,267,942
#   Harman International Industries, Inc.............    114,458    9,458,809
    Hilton Worldwide Holdings, Inc...................    240,345    5,573,601
#*  Hyatt Hotels Corp. Class A.......................     26,622    1,342,814
#   Johnson Controls, Inc............................    567,307   26,050,737
#   Kohl's Corp......................................  1,326,479   55,168,262
    Lear Corp........................................     71,135    8,070,266
#   Lennar Corp. Class A.............................    916,690   42,901,092
#   Lennar Corp. Class B.............................      4,312      161,872
#*  Liberty Braves Group Class A.....................     15,678      258,530
#*  Liberty Braves Group Class C.....................     31,357      501,085
*   Liberty Broadband Corp. Class A..................     23,806    1,495,255
#*  Liberty Broadband Corp. Class C..................     67,880    4,297,483
*   Liberty Interactive Corp., QVC Group Class A.....  2,560,010   68,633,868
#*  Liberty Media Group Class A......................     39,197      889,772
#*  Liberty Media Group Class C......................     78,394    1,757,593
*   Liberty SiriusXM Group Class A...................    156,789    5,605,207
*   Liberty SiriusXM Group Class C...................    313,578   11,053,625
*   Liberty Ventures Series A........................    536,223   20,220,969
    Macy's, Inc......................................    649,612   23,275,598
*   Madison Square Garden Co. (The) Class A..........      6,379    1,166,017
*   MGM Resorts International........................  2,324,079   55,731,414
*   Mohawk Industries, Inc...........................    283,553   59,245,564
    Newell Brands, Inc...............................     85,748    4,498,340
    News Corp. Class A...............................    290,667    3,769,951
#   News Corp. Class B...............................     31,823      427,701
#   Penske Automotive Group, Inc.....................    127,438    5,049,094
#   PulteGroup, Inc..................................  1,839,535   38,961,351
    PVH Corp.........................................    311,139   31,443,707
#   Ralph Lauren Corp................................     62,509    6,131,508
#   Royal Caribbean Cruises, Ltd.....................  1,018,709   73,795,280
#   Staples, Inc.....................................  2,170,839   20,167,094
#   TEGNA, Inc.......................................    558,428   12,229,573
    Time Warner, Inc.................................  3,948,043  302,617,496
#*  Toll Brothers, Inc...............................    329,804    9,237,810
    Visteon Corp.....................................     24,725    1,732,975

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                       SHARES       VALUE+
                                                      --------- --------------
Consumer Discretionary -- (Continued)
    Whirlpool Corp...................................   271,545 $   52,234,396
                                                                --------------
Total Consumer Discretionary.........................            2,556,656,379
                                                                --------------
Consumer Staples -- (5.6%)
    Archer-Daniels-Midland Co........................ 2,699,731    121,703,873
    Bunge, Ltd.......................................   785,148     51,694,144
    Constellation Brands, Inc. Class A...............   276,038     45,444,136
    CVS Health Corp.................................. 3,814,498    353,680,255
#*  Edgewell Personal Care Co........................    16,859      1,426,440
    Ingredion, Inc...................................   158,658     21,139,592
#   JM Smucker Co. (The).............................   705,906    108,822,469
    Kraft Heinz Co. (The)............................   442,655     38,240,965
#   Molson Coors Brewing Co. Class B.................   454,987     46,481,472
    Mondelez International, Inc. Class A............. 3,952,104    173,813,534
    Pinnacle Foods, Inc..............................   489,872     24,596,473
#*  Post Holdings, Inc...............................    79,228      6,866,691
    Reynolds American, Inc...........................   111,055      5,559,413
#*  Seaboard Corp....................................        13         38,090
#   Spectrum Brands Holdings, Inc....................     2,502        322,183
#*  TreeHouse Foods, Inc.............................    29,013      2,993,851
#   Tyson Foods, Inc. Class A........................ 1,957,913    144,102,397
    Wal-Mart Stores, Inc.............................   811,445     59,211,142
    Walgreens Boots Alliance, Inc....................    51,922      4,114,819
                                                                --------------
Total Consumer Staples...............................            1,210,251,939
                                                                --------------
Energy -- (13.6%)
    Anadarko Petroleum Corp.......................... 1,352,362     73,744,300
#   Apache Corp......................................   798,537     41,923,192
    Baker Hughes, Inc................................ 1,153,281     55,161,430
#   California Resources Corp........................    37,502        384,770
    Chevron Corp..................................... 5,636,970    577,676,686
    Cimarex Energy Co................................   111,646     13,399,753
#*  Concho Resources, Inc............................   369,097     45,841,847
    ConocoPhillips................................... 3,250,805    132,697,860
#*  Continental Resources, Inc.......................   201,161      8,861,142
    Devon Energy Corp................................   585,554     22,415,007
    EOG Resources, Inc............................... 1,869,703    152,754,735
    Exxon Mobil Corp................................. 8,661,008    770,396,662
*   FMC Technologies, Inc............................   939,346     23,840,601
    Halliburton Co...................................   577,209     25,200,945
#   Helmerich & Payne, Inc...........................   613,104     37,994,055
    Hess Corp........................................ 1,023,986     54,936,849
#   HollyFrontier Corp...............................   644,305     16,378,233
    Kinder Morgan, Inc...............................   723,757     14,713,980
    Marathon Oil Corp................................ 3,266,531     44,555,483
    Marathon Petroleum Corp.......................... 2,312,389     91,085,003
#   Murphy Oil Corp..................................   307,563      8,436,453
#   National Oilwell Varco, Inc...................... 1,745,118     56,454,567
    Noble Energy, Inc................................   232,365      8,300,078
    Occidental Petroleum Corp........................ 1,857,300    138,796,029
    Phillips 66...................................... 2,096,097    159,429,138
    Pioneer Natural Resources Co.....................   294,964     47,952,297

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
Energy -- (Continued)
    Range Resources Corp.............................    171,355 $    6,907,320
    Schlumberger, Ltd................................    707,205     56,944,147
*   Southwestern Energy Co...........................    672,113      9,799,408
#   Targa Resources Corp.............................    318,019     11,849,388
    Tesoro Corp......................................    668,185     50,882,288
#   Transocean, Ltd..................................  1,340,027     14,726,897
    Valero Energy Corp...............................  2,806,975    146,748,653
#*  Weatherford International P.L.C..................  2,942,972     16,716,081
                                                                 --------------
Total Energy.........................................             2,937,905,277
                                                                 --------------
Financials -- (19.0%)
    Aflac, Inc.......................................    961,862     69,523,385
*   Alleghany Corp...................................     30,744     16,709,364
    Allied World Assurance Co. Holdings AG...........    274,410     11,248,066
    Allstate Corp. (The).............................  1,286,197     87,885,841
    Ally Financial, Inc..............................  1,817,184     32,781,999
    American Financial Group, Inc....................    427,555     31,254,270
    American International Group, Inc................  2,735,967    148,946,043
    Assurant, Inc....................................    328,056     27,231,929
    Assured Guaranty, Ltd............................    203,216      5,444,157
    Axis Capital Holdings, Ltd.......................    459,271     25,526,282
    Bank of America Corp............................. 15,466,925    224,115,743
    Bank of New York Mellon Corp. (The)..............  3,341,084    131,638,710
#   BB&T Corp........................................  1,858,294     68,515,300
#   BOK Financial Corp...............................      4,796        312,843
    Capital One Financial Corp.......................  2,036,842    136,631,361
    Chubb, Ltd.......................................    222,705     27,896,028
#   Cincinnati Financial Corp........................     52,042      3,887,537
    CIT Group, Inc...................................    341,837     11,813,887
    Citigroup, Inc...................................  8,175,969    358,189,202
    Citizens Financial Group, Inc....................    146,895      3,280,165
    CME Group, Inc...................................    722,112     73,828,731
    CNA Financial Corp...............................    411,026     13,082,958
    Comerica, Inc....................................    125,755      5,689,156
*   E*TRADE Financial Corp...........................    116,129      2,912,515
    Endurance Specialty Holdings, Ltd................     31,340      2,119,524
#   Everest Re Group, Ltd............................    220,574     41,690,692
    Fifth Third Bancorp..............................  4,871,061     92,452,738
#   First American Financial Corp....................      8,092        338,327
    Goldman Sachs Group, Inc. (The)..................  1,110,642    176,381,056
    Hartford Financial Services Group, Inc. (The)....  2,313,908     92,209,234
#   Huntington Bancshares, Inc.......................  3,000,518     28,504,921
    Invesco, Ltd.....................................    187,635      5,475,189
    JPMorgan Chase & Co.............................. 11,191,892    715,945,331
#   KeyCorp..........................................  1,671,037     19,551,133
    Legg Mason, Inc..................................    516,746     17,641,708
#   Leucadia National Corp...........................    187,821      3,429,611
    Lincoln National Corp............................  1,164,852     50,869,087
    Loews Corp.......................................  1,684,881     69,636,132
#   M&T Bank Corp....................................    315,719     36,168,769
    MetLife, Inc.....................................  2,038,507     87,125,789
    Morgan Stanley...................................  3,249,559     93,359,830
    Nasdaq, Inc......................................    640,297     45,307,416

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
Financials -- (Continued)
#   Navient Corp.....................................     70,982 $    1,007,944
    New York Community Bancorp, Inc..................    558,598      8,071,741
    Old Republic International Corp..................    776,363     15,045,915
#   PacWest Bancorp..................................    122,734      5,075,051
#   People's United Financial, Inc...................    293,030      4,442,335
    PNC Financial Services Group, Inc. (The).........  1,273,546    105,258,577
    Principal Financial Group, Inc...................  1,639,822     76,464,900
    Prudential Financial, Inc........................  1,096,602     82,563,165
    Regions Financial Corp...........................  5,273,107     48,354,391
    Reinsurance Group of America, Inc................    312,945     31,059,791
#   RenaissanceRe Holdings, Ltd......................     95,603     11,235,265
    State Street Corp................................    529,039     34,800,185
    SunTrust Banks, Inc..............................  1,252,716     52,977,360
*   Synchrony Financial..............................    524,514     14,623,450
    Travelers Cos., Inc. (The).......................  1,130,153    131,346,382
    Unum Group.......................................  1,162,077     38,824,993
    Validus Holdings, Ltd............................    167,263      8,267,810
    Voya Financial, Inc..............................    113,438      2,907,416
    Wells Fargo & Co.................................  4,996,417    239,678,123
#   WR Berkley Corp..................................    214,424     12,477,333
    XL Group, Ltd....................................  1,261,223     43,650,928
#   Zions Bancorporation.............................    710,094     19,797,421
                                                                 --------------
Total Financials.....................................             4,084,482,435
                                                                 --------------
Health Care -- (10.7%)
#*  Acadia Healthcare Co., Inc.......................     28,993      1,638,105
    Aetna, Inc.......................................  1,802,581    207,675,357
*   Alere, Inc.......................................      8,494        318,525
*   Allergan P.L.C...................................    496,938    125,700,467
#*  Amsurg Corp......................................     48,429      3,632,659
    Anthem, Inc......................................  1,445,532    189,856,173
#*  Bio-Rad Laboratories, Inc. Class A...............      2,125        308,316
*   Boston Scientific Corp...........................  2,401,062     58,297,785
*   Centene Corp.....................................    179,020     12,629,861
    Cigna Corp.......................................    320,341     41,311,175
    Danaher Corp.....................................    465,033     37,872,288
*   DaVita HealthCare Partners, Inc..................    374,271     29,020,973
    DENTSPLY SIRONA, Inc.............................     33,998      2,177,232
#*  Envision Healthcare Holdings, Inc................     60,466      1,486,859
*   Express Scripts Holding Co.......................  2,738,677    208,331,159
*   Hologic, Inc.....................................    407,378     15,679,979
    Humana, Inc......................................    707,042    122,000,097
*   Laboratory Corp. of America Holdings.............    378,378     52,806,434
*   Mallinckrodt P.L.C...............................    462,563     31,148,992
#*  MEDNAX, Inc......................................    105,146      7,245,611
    Medtronic P.L.C..................................  2,958,850    259,284,026
*   Mylan NV.........................................    799,559     37,411,366
#   Perrigo Co. P.L.C................................     13,380      1,222,798
    Pfizer, Inc...................................... 16,340,523    602,801,894
    Quest Diagnostics, Inc...........................    751,844     64,929,248
    STERIS P.L.C.....................................      9,297        659,622
#   Teleflex, Inc....................................     92,013     16,590,864
    Thermo Fisher Scientific, Inc....................  1,023,977    162,648,507

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                       SHARES       VALUE+
                                                      --------- --------------
Health Care -- (Continued)
    UnitedHealth Group, Inc..........................    28,926 $    4,142,203
    Universal Health Services, Inc. Class B..........    10,422      1,349,962
#*  WellCare Health Plans, Inc.......................    28,890      3,085,452
    Zimmer Biomet Holdings, Inc......................    96,616     12,670,222
                                                                --------------
Total Health Care....................................            2,315,934,211
                                                                --------------
Industrials -- (11.5%)
#*  AECOM............................................   468,678     16,633,382
#   AGCO Corp........................................   397,047     19,121,783
    AMERCO...........................................    22,774      9,007,345
    Carlisle Cos., Inc...............................    81,461      8,414,107
#   Caterpillar, Inc................................. 1,458,164    120,677,653
    Chicago Bridge & Iron Co. NV.....................   228,793      7,735,491
#*  Colfax Corp......................................    38,985      1,144,600
    CSX Corp......................................... 5,234,843    148,303,102
    Cummins, Inc.....................................   298,701     36,671,522
    Dover Corp.......................................   808,291     57,736,226
    Eaton Corp. P.L.C................................ 1,428,142     90,558,484
    FedEx Corp.......................................   853,987    138,260,495
#   Fluor Corp.......................................   529,146     28,319,894
*   Fortive Corp.....................................   182,773      8,811,486
    General Electric Co.............................. 9,970,047    310,467,264
*   Herc Holdings, Inc...............................    34,578      1,222,332
*   Hertz Global Holdings, Inc.......................   269,101     13,099,837
    Ingersoll-Rand P.L.C.............................   495,812     32,852,503
#*  Jacobs Engineering Group, Inc....................   206,007     11,025,495
*   JetBlue Airways Corp............................. 1,847,009     33,855,675
    Kansas City Southern.............................   557,375     53,569,311
    L-3 Communications Holdings, Inc.................   381,253     57,809,392
    Macquarie Infrastructure Corp....................    14,935      1,144,768
    ManpowerGroup, Inc...............................   289,357     20,081,376
    Nielsen Holdings P.L.C...........................    71,330      3,841,834
    Norfolk Southern Corp............................ 1,569,304    140,892,113
    Northrop Grumman Corp............................   511,766    110,863,869
    Orbital ATK, Inc.................................    52,588      4,581,466
    Owens Corning....................................   656,324     34,726,103
#   PACCAR, Inc......................................   521,622     30,760,049
#   Pentair P.L.C....................................   929,305     59,308,245
#*  Quanta Services, Inc.............................   153,044      3,917,926
    Republic Services, Inc........................... 2,207,365    113,149,530
    Ryder System, Inc................................   109,553      7,219,543
    Southwest Airlines Co............................ 3,733,160    138,164,252
    Stanley Black & Decker, Inc...................... 1,095,910    133,372,247
    Textron, Inc..................................... 1,288,590     50,255,010
    Union Pacific Corp............................... 3,535,495    328,977,810
*   United Continental Holdings, Inc.................   771,693     36,184,685
#*  United Rentals, Inc..............................   349,139     27,815,904
*   Waste Connections Inc............................   475,433     35,410,250
                                                                --------------
Total Industrials....................................            2,485,964,359
                                                                --------------
Information Technology -- (13.1%)
#   Activision Blizzard, Inc.........................   194,758      7,821,481

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
Information Technology -- (Continued)
    Amdocs, Ltd......................................     87,859 $    5,127,451
*   ARRIS International P.L.C........................    112,938      3,076,431
*   Arrow Electronics, Inc...........................    593,942     39,491,204
    Avnet, Inc.......................................    749,111     30,788,462
    Brocade Communications Systems, Inc..............  1,391,533     12,941,257
    CA, Inc..........................................  2,510,454     86,987,231
    Cisco Systems, Inc............................... 16,287,948    497,271,052
#*  CommerceHub, Inc. Series A.......................     53,622        756,074
*   CommerceHub, Inc. Series C.......................    107,245      1,501,424
#   Computer Sciences Corp...........................    318,655     15,241,269
#   Corning, Inc.....................................  3,676,381     81,689,186
*   EchoStar Corp. Class A...........................      2,635        102,633
    EMC Corp.........................................  6,310,731    178,467,473
    Fidelity National Information Services, Inc......  1,453,689    115,611,886
#*  First Solar, Inc.................................    220,385     10,287,572
*   Flextronics International, Ltd...................    645,975      8,184,503
#   Hewlett Packard Enterprise Co....................  9,162,273    192,590,978
    HP, Inc..........................................  9,619,949    134,775,486
    IAC/InterActiveCorp..............................    120,638      6,992,178
    Ingram Micro, Inc. Class A.......................    715,108     24,485,298
    Intel Corp....................................... 19,583,733    682,688,932
#   Jabil Circuit, Inc...............................    403,242      8,205,975
    Juniper Networks, Inc............................    798,243     18,112,134
#   Lam Research Corp................................    874,854     78,535,644
    Marvell Technology Group, Ltd....................    398,733      4,685,113
#*  Micron Technology, Inc...........................  3,715,075     51,045,131
#   NetApp, Inc......................................    513,180     13,522,293
*   Nuance Communications, Inc.......................    113,903      1,830,421
#   NVIDIA Corp......................................  1,824,559    104,182,319
*   Qorvo, Inc.......................................    210,564     13,313,962
    QUALCOMM, Inc....................................  2,685,866    168,081,494
    SS&C Technologies Holdings, Inc..................     18,255        588,176
    Symantec Corp....................................  1,837,610     37,542,372
*   Synopsys, Inc....................................      8,433        456,731
    TE Connectivity, Ltd.............................    872,949     52,621,366
#   Teradyne, Inc....................................    168,905      3,335,874
#   Western Digital Corp.............................    610,512     29,005,425
    Xerox Corp.......................................  5,967,302     61,463,211
*   Yahoo!, Inc......................................    877,399     33,507,868
                                                                 --------------
Total Information Technology.........................             2,816,914,970
                                                                 --------------
Materials -- (4.3%)
#   Albemarle Corp...................................    235,869     19,853,094
#   Alcoa, Inc.......................................  5,542,905     58,865,651
    Ashland, Inc.....................................    369,626     41,856,448
#   Ball Corp........................................     79,907      5,647,028
#   CF Industries Holdings, Inc......................    392,811      9,694,576
    Dow Chemical Co. (The)...........................    822,454     44,141,106
    Eastman Chemical Co..............................    789,758     51,515,914
#   Freeport-McMoRan, Inc............................  7,545,698     97,792,246
*   Ingevity Corp....................................    125,857      4,816,547
#   International Paper Co...........................  2,580,530    118,214,079
#   Martin Marietta Materials, Inc...................     60,975     12,356,584

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                       SHARES        VALUE+
                                                     ----------- ---------------
Materials -- (Continued)
#             Mosaic Co. (The)......................   1,616,370 $    43,641,990
              Newmont Mining Corp...................   3,239,227     142,525,988
#             Nucor Corp............................   2,175,389     116,687,866
              Reliance Steel & Aluminum Co..........     384,693      30,175,319
#             Sonoco Products Co....................      12,855         654,705
              Steel Dynamics, Inc...................     886,631      23,779,443
              Vulcan Materials Co...................     563,226      69,828,760
#             Westlake Chemical Corp................     104,427       4,776,491
              WestRock Co...........................     833,645      35,771,707
                                                                 ---------------
Total Materials.....................................                 932,595,542
                                                                 ---------------
Telecommunication Services -- (5.1%)
              AT&T, Inc.............................  20,155,917     872,549,647
#             CenturyLink, Inc......................   3,689,142     115,986,624
#             Frontier Communications Corp..........   4,301,274      22,366,625
*             Level 3 Communications, Inc...........     820,563      41,520,488
#*            Sprint Corp...........................   2,011,161      12,348,528
#*            T-Mobile US, Inc......................     768,418      35,608,490
#*            United States Cellular Corp...........     198,819       8,042,229
                                                                 ---------------
Total Telecommunication Services....................               1,108,422,631
                                                                 ---------------
Utilities -- (0.3%)
#*            Calpine Corp..........................   1,322,260      18,167,852
#             NRG Energy, Inc.......................   1,541,737      21,337,640
#             UGI Corp..............................     511,103      23,132,522
                                                                 ---------------
Total Utilities.....................................                  62,638,014
                                                                 ---------------
TOTAL COMMON STOCKS.................................              20,511,765,757
                                                                 ---------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)#*   Safeway Casa Ley Contingent Value
                Rights..............................     196,076         198,998
(degrees)#*   Safeway PDC, LLC Contingent Value
                Rights..............................     196,076           9,568
TOTAL RIGHTS/WARRANTS...............................                     208,566
                                                                 ---------------
TOTAL INVESTMENT SECURITIES.........................              20,511,974,323
                                                                 ---------------
TEMPORARY CASH INVESTMENTS -- (1.0%)
              State Street Institutional Liquid
                Reserves, 0.457%.................... 224,537,961     224,537,961
                                                                 ---------------
SECURITIES LENDING COLLATERAL -- (3.9%)
(S)@          DFA Short Term Investment Fund........  71,331,617     825,306,811
                                                                 ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $15,721,778,281)^^..........................             $21,561,819,095
                                                                 ===============

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                   LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                               --------------- ------------ ------- ---------------
Common Stocks
   Consumer Discretionary..... $ 2,556,656,379           --   --    $ 2,556,656,379
   Consumer Staples...........   1,210,251,939           --   --      1,210,251,939
   Energy.....................   2,937,905,277           --   --      2,937,905,277
   Financials.................   4,084,482,435           --   --      4,084,482,435
   Health Care................   2,315,934,211           --   --      2,315,934,211
   Industrials................   2,485,964,359           --   --      2,485,964,359
   Information Technology.....   2,816,914,970           --   --      2,816,914,970
   Materials..................     932,595,542           --   --        932,595,542
   Telecommunication Services.   1,108,422,631           --   --      1,108,422,631
   Utilities..................      62,638,014           --   --         62,638,014
Rights/Warrants...............              -- $    208,566   --            208,566
Temporary Cash Investments....     224,537,961           --   --        224,537,961
Securities Lending Collateral.              --  825,306,811   --        825,306,811
Futures Contracts**...........       4,645,026           --   --          4,645,026
                               --------------- ------------   --    ---------------
TOTAL......................... $20,740,948,744 $825,515,377   --    $21,566,464,121
                               =============== ============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                      THE DFA INTERNATIONAL VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                         --------- ------------
COMMON STOCKS -- (92.9%)

AUSTRALIA -- (6.5%)
    Asciano, Ltd........................................ 4,216,676 $ 29,320,837
    Aurizon Holdings, Ltd............................... 3,460,824   13,695,053
#   Australia & New Zealand Banking Group, Ltd.......... 4,146,039   81,571,070
    Bank of Queensland, Ltd.............................   390,802    3,143,986
#   Bendigo & Adelaide Bank, Ltd........................   849,345    6,562,875
    BHP Billiton, Ltd................................... 5,422,068   80,366,860
#   BHP Billiton, Ltd. Sponsored ADR.................... 1,503,099   44,627,009
    BlueScope Steel, Ltd................................    27,107      174,875
    Boral, Ltd.......................................... 1,650,081    8,629,222
#   Fortescue Metals Group, Ltd......................... 6,318,515   21,550,116
#   Harvey Norman Holdings, Ltd.........................   331,698    1,220,263
    Incitec Pivot, Ltd.................................. 3,921,427    8,585,918
    Macquarie Group, Ltd................................   213,984   12,115,143
    National Australia Bank, Ltd........................   317,804    6,424,766
*   Newcrest Mining, Ltd................................ 3,280,133   63,885,675
    Orica, Ltd..........................................   447,136    4,827,667
    Origin Energy, Ltd.................................. 2,811,666   11,855,911
    QBE Insurance Group, Ltd............................ 2,118,794   17,684,649
    Rio Tinto, Ltd...................................... 1,211,447   46,230,293
    Santos, Ltd......................................... 3,851,115   13,164,949
*   South32, Ltd........................................ 3,529,457    4,976,829
*   South32, Ltd. ADR...................................   354,708    2,456,353
    Star Entertainment Grp, Ltd. (The).................. 1,518,855    6,860,296
    Suncorp Group, Ltd.................................. 2,348,697   23,977,216
    Tatts Group, Ltd.................................... 1,673,915    5,253,528
    Treasury Wine Estates, Ltd..........................   917,461    6,739,089
    Washington H Soul Pattinson & Co., Ltd..............    50,812      672,363
    Wesfarmers, Ltd.....................................   947,957   31,004,025
    Woodside Petroleum, Ltd............................. 2,910,932   59,462,782
                                                                   ------------
TOTAL AUSTRALIA.........................................            617,039,618
                                                                   ------------
AUSTRIA -- (0.1%)
    Erste Group Bank AG.................................   144,232    3,822,362
    OMV AG..............................................   117,337    3,134,145
*   Raiffeisen Bank International AG....................    35,846      472,980
                                                                   ------------
TOTAL AUSTRIA...........................................              7,429,487
                                                                   ------------
BELGIUM -- (1.0%)
    Ageas...............................................   554,357   18,636,762
    Colruyt SA..........................................    73,576    4,104,201
*   KBC Group NV........................................   425,892   22,138,495
    Proximus SADP.......................................   323,935   10,111,906
    Solvay SA...........................................   237,568   24,660,869
#   UCB SA..............................................   119,725    9,367,755
    Umicore SA..........................................   187,273   10,835,547
                                                                   ------------
TOTAL BELGIUM...........................................             99,855,535
                                                                   ------------
CANADA -- (7.8%)
    AltaGas, Ltd........................................    70,000    1,783,173
    Bank of Montreal.................................... 1,645,325  105,498,239
    Barrick Gold Corp...................................   192,737    4,213,231

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
CANADA -- (Continued)
*   BlackBerry, Ltd.(09228F103).........................   270,671 $  2,057,100
*   BlackBerry, Ltd.(BCBHZ31)........................... 1,473,803   11,175,008
    Cameco Corp.(13321L108).............................   557,271    5,327,511
    Cameco Corp.(2166160)...............................   487,986    4,664,393
    Canadian Natural Resources, Ltd.(136385101)......... 1,406,056   42,505,073
    Canadian Natural Resources, Ltd.(2171573)........... 1,566,585   47,442,095
    Cenovus Energy, Inc................................. 1,195,673   17,098,124
    Crescent Point Energy Corp.(22576C101).............. 1,477,823   21,620,555
#   Crescent Point Energy Corp.(B67C8W8)................   374,472    5,475,181
*   Detour Gold Corp....................................   115,774    3,027,247
    Eldorado Gold Corp.(2307873)........................   881,059    3,610,206
    Eldorado Gold Corp.(284902103)......................   109,318      447,111
    Empire Co., Ltd. Class A............................   788,935   12,568,336
#   Enbridge Income Fund Holdings, Inc..................    62,857    1,564,625
    Encana Corp......................................... 1,373,775   11,058,889
    Fairfax Financial Holdings, Ltd.....................    66,650   35,733,670
    Finning International, Inc..........................   641,129   10,390,449
#   First Quantum Minerals, Ltd.........................   305,354    2,640,405
#   Genworth MI Canada, Inc.............................   112,861    3,014,179
    Goldcorp, Inc.(2676302).............................   669,719   11,966,870
    Goldcorp, Inc.(380956409)...........................   883,916   15,804,418
    Hudson's Bay Co.....................................    86,528    1,087,523
    Husky Energy, Inc................................... 1,181,400   13,898,291
    Imperial Oil, Ltd.(2454241).........................    80,806    2,486,100
    Imperial Oil, Ltd.(453038408).......................    29,982      920,148
    Industrial Alliance Insurance & Financial Services,
      Inc...............................................   321,295   10,458,421
*   Kinross Gold Corp................................... 4,408,637   22,791,943
*   Lundin Mining Corp..................................   904,499    3,782,457
    Manulife Financial Corp.(2492519)................... 3,069,538   41,847,185
    Manulife Financial Corp.(56501R106).................   467,770    6,375,705
    Maple Leaf Foods, Inc...............................    82,521    1,878,393
    PrairieSky Royalty, Ltd.............................    58,621    1,140,857
    Silver Wheaton Corp.................................   675,409   18,823,649
    Sun Life Financial, Inc.(2566124)...................   866,399   28,547,072
    Sun Life Financial, Inc.(866796105).................   180,466    5,951,769
    Suncor Energy, Inc.(B3NB1P2)........................ 3,911,426  105,271,341
#   Suncor Energy, Inc.(867224107)......................   985,458   26,518,675
    Tahoe Resources, Inc................................    28,464      441,899
    Teck Resources, Ltd. Class B(2879327)............... 1,123,435   17,905,781
    Teck Resources, Ltd. Class B(878742204).............   311,580    4,963,469
*   Tourmaline Oil Corp.................................   812,584   20,817,933
*   Turquoise Hill Resources, Ltd.(900435108)...........   127,382      453,480
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)............. 1,251,725    4,457,949
    West Fraser Timber Co., Ltd.........................    11,349      389,933
    WSP Global, Inc.....................................   148,118    4,440,193
    Yamana Gold, Inc.................................... 2,196,371   12,566,073
                                                                   ------------
TOTAL CANADA............................................            738,902,327
                                                                   ------------
DENMARK -- (1.7%)
    AP Moeller - Maersk A.S. Class A....................     7,706   10,075,480
    AP Moeller - Maersk A.S. Class B....................    19,275   26,185,249
    Carlsberg A.S. Class B..............................   195,412   19,406,971
    Danske Bank A.S.....................................   805,353   21,901,650

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
DENMARK -- (Continued)
    DSV A.S.............................................   306,358 $ 13,641,661
#*  H Lundbeck A.S......................................    93,064    3,783,013
    ISS A.S.............................................   216,989    8,369,568
    Novozymes A.S. Class B..............................    47,990    2,355,316
    Tryg A.S............................................    12,675      236,278
    Vestas Wind Systems A.S.............................   766,236   53,568,184
                                                                   ------------
TOTAL DENMARK...........................................            159,523,370
                                                                   ------------
FINLAND -- (0.7%)
    Fortum Oyj..........................................   675,092   11,214,663
    Neste Oyj...........................................   218,605    8,295,948
    Stora Enso Oyj Class R.............................. 1,827,123   16,598,466
    Stora Enso Oyj Sponsored ADR........................    91,500      825,330
    UPM-Kymmene Oyj..................................... 1,205,844   24,867,505
#   UPM-Kymmene Oyj Sponsored ADR.......................    69,300    1,428,134
                                                                   ------------
TOTAL FINLAND...........................................             63,230,046
                                                                   ------------
FRANCE -- (8.3%)
    AXA SA.............................................. 1,878,981   38,241,679
    AXA SA Sponsored ADR................................     9,929      201,559
    BNP Paribas SA...................................... 1,037,040   51,441,626
    Bollore SA.......................................... 1,500,814    5,433,959
    Bouygues SA.........................................   709,374   21,013,700
#   Casino Guichard Perrachon SA........................   178,667    9,683,500
    Cie de Saint-Gobain................................. 1,789,605   75,972,699
    Cie Generale des Etablissements Michelin............   334,818   34,221,004
    CNP Assurances......................................   431,433    6,591,577
    Credit Agricole SA..................................   588,029    5,208,943
#   Electricite de France SA............................   538,044    7,042,554
    Engie SA............................................ 3,727,183   61,347,794
    Natixis SA.......................................... 2,277,633    9,391,881
    Orange SA........................................... 4,783,728   73,416,074
*   Peugeot SA.......................................... 1,856,241   28,036,504
    Renault SA..........................................   637,211   55,713,976
    SCOR SE.............................................   349,012   10,195,916
    Societe Generale SA................................. 1,935,625   65,992,656
    STMicroelectronics NV............................... 1,809,335   13,230,548
    Total SA............................................ 4,088,645  196,638,576
    Vivendi SA..........................................   909,282   17,854,387
                                                                   ------------
TOTAL FRANCE............................................            786,871,112
                                                                   ------------
GERMANY -- (6.9%)
    Allianz SE..........................................   730,758  104,706,433
    Allianz SE Sponsored ADR............................ 2,811,910   40,154,075
    Bayerische Motoren Werke AG.........................   972,382   83,784,395
    Commerzbank AG...................................... 1,443,145    9,526,003
    Daimler AG.......................................... 2,326,914  158,193,091
*   Deutsche Bank AG(5750355)...........................   855,448   11,504,331
#*  Deutsche Bank AG(D18190898).........................   771,660   10,371,110
#   Deutsche Lufthansa AG...............................   970,178   11,532,190
    E.ON SE............................................. 8,429,532   90,405,617

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
GERMANY -- (Continued)
    Fraport AG Frankfurt Airport Services Worldwide....    106,349 $  5,816,333
    Hannover Rueck SE..................................     34,383    3,516,845
    HeidelbergCement AG................................    366,716   31,064,807
#   K+S AG.............................................    148,481    3,103,552
    Linde AG...........................................      8,673    1,246,438
    Metro AG...........................................    427,942   13,768,328
    Muenchener Rueckversicherungs-Gesellschaft AG......    131,080   21,860,318
    Osram Licht AG.....................................      4,587      238,649
*   RWE AG.............................................  1,485,140   26,416,381
*   Talanx AG..........................................    172,028    5,174,028
    Telefonica Deutschland Holding AG..................  1,391,339    5,680,886
    Volkswagen AG......................................     86,008   12,718,285
                                                                   ------------
TOTAL GERMANY..........................................             650,782,095
                                                                   ------------
HONG KONG -- (2.7%)
#   Bank of East Asia, Ltd. (The)......................    799,198    3,308,475
    Cathay Pacific Airways, Ltd........................  4,603,000    7,485,897
    CK Hutchison Holdings, Ltd.........................  3,787,484   44,392,831
    FIH Mobile, Ltd....................................  3,246,000    1,106,212
    Great Eagle Holdings, Ltd..........................     15,363       69,477
    Guoco Group, Ltd...................................      6,000       68,308
    Hang Lung Group, Ltd...............................  1,919,000    6,218,207
    Hang Lung Properties, Ltd..........................  4,582,000    9,930,035
    Henderson Land Development Co., Ltd................     71,042      424,064
    Hongkong & Shanghai Hotels, Ltd. (The).............    544,631      582,983
    Hopewell Holdings, Ltd.............................    938,669    3,109,144
    Kerry Properties, Ltd..............................  2,239,500    6,141,624
#   MTR Corp., Ltd.....................................    948,959    5,374,471
    New World Development Co., Ltd..................... 24,926,156   29,048,822
    NWS Holdings, Ltd..................................  2,036,968    3,340,310
    Orient Overseas International, Ltd.................     88,500      314,189
    Shangri-La Asia, Ltd...............................  4,380,000    4,712,548
    Sino Land Co., Ltd.................................  6,162,178   11,025,707
    Sun Hung Kai Properties, Ltd.......................  3,532,920   50,691,925
    Swire Pacific, Ltd. Class A........................  2,098,000   25,142,143
    Swire Pacific, Ltd. Class B........................  1,097,500    2,282,585
    Wharf Holdings, Ltd. (The).........................  3,372,990   23,310,692
    Wheelock & Co., Ltd................................  3,599,000   19,299,276
    Yue Yuen Industrial Holdings, Ltd..................    160,000      650,159
                                                                   ------------
TOTAL HONG KONG........................................             258,030,084
                                                                   ------------
IRELAND -- (0.3%)
*   Bank of Ireland.................................... 33,479,054    6,922,118
    CRH P.L.C..........................................    319,932    9,762,786
    CRH P.L.C. Sponsored ADR...........................    270,083    8,307,753
                                                                   ------------
TOTAL IRELAND..........................................              24,992,657
                                                                   ------------
ISRAEL -- (0.4%)
    Azrieli Group, Ltd.................................     29,237    1,286,591
    Bank Hapoalim BM...................................  3,220,797   16,418,442
*   Bank Leumi Le-Israel BM............................  3,064,622   11,042,892
    Israel Chemicals, Ltd..............................     89,453      360,275

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
ISRAEL -- (Continued)
    Mizrahi Tefahot Bank, Ltd...........................    365,367 $ 4,438,251
                                                                    -----------
TOTAL ISRAEL............................................             33,546,451
                                                                    -----------
ITALY -- (0.9%)
    Eni SpA.............................................  1,825,255  27,999,452
    Intesa Sanpaolo SpA.................................  4,931,262  10,881,608
    Mediobanca SpA......................................  1,050,956   7,368,123
*   Telecom Italia SpA Sponsored ADR....................  1,847,002  15,681,047
#   UniCredit SpA....................................... 11,297,891  27,716,876
                                                                    -----------
TOTAL ITALY.............................................             89,647,106
                                                                    -----------
JAPAN -- (20.2%)
    Aeon Co., Ltd.......................................  2,442,200  35,092,402
    Aisin Seiki Co., Ltd................................    472,800  21,605,343
    Amada Holdings Co., Ltd.............................    542,100   5,907,918
    Aoyama Trading Co., Ltd.............................     41,900   1,542,970
    Asahi Glass Co., Ltd................................  3,076,000  17,670,853
    Asahi Kasei Corp....................................  4,472,000  33,801,685
    Bank of Kyoto, Ltd. (The)...........................    568,400   3,826,243
    Brother Industries, Ltd.............................    719,400   8,175,295
    Canon Marketing Japan, Inc..........................    131,800   2,264,955
    Chiba Bank, Ltd. (The)..............................    768,000   3,670,989
    Chugoku Bank, Ltd. (The)............................    256,900   2,893,854
    Citizen Holdings Co., Ltd...........................    689,600   3,693,819
    Coca-Cola East Japan Co., Ltd.......................    123,400   2,381,332
    Coca-Cola West Co., Ltd.............................    159,107   4,396,335
#   COMSYS Holdings Corp................................     31,300     520,614
*   Concordia Financial Group, Ltd......................  2,373,100  10,087,187
    Dai Nippon Printing Co., Ltd........................    871,000   9,724,350
    Dai-ichi Life Insurance Co., Ltd. (The).............  1,614,800  20,864,034
    Daido Steel Co., Ltd................................     13,000      52,757
#   Daihatsu Motor Co., Ltd.............................    581,500   8,733,414
    Daiwa Securities Group, Inc.........................  1,371,000   7,694,574
    Denka Co., Ltd......................................    992,000   4,301,873
    Denso Corp..........................................    179,600   6,954,045
    DIC Corp............................................    174,000   4,105,659
    Ebara Corp..........................................    724,000   3,937,401
    Fuji Electric Co., Ltd..............................    221,000     975,412
    Fuji Media Holdings, Inc............................     42,100     501,978
    FUJIFILM Holdings Corp..............................    592,600  21,261,561
    Fujitsu, Ltd........................................  3,805,000  15,796,392
    Fukuoka Financial Group, Inc........................  1,044,000   3,988,736
    Furukawa Electric Co., Ltd..........................    429,680   1,121,901
    Glory, Ltd..........................................    185,800   5,156,063
    Gunma Bank, Ltd. (The)..............................    650,397   2,622,284
    H2O Retailing Corp..................................    198,900   2,612,191
    Hachijuni Bank, Ltd. (The)..........................    565,531   2,645,703
    Hankyu Hanshin Holdings, Inc........................    359,800  13,385,750
    Heiwa Corp..........................................      6,300     129,433
    Hiroshima Bank, Ltd. (The)..........................    640,000   2,317,592
    Hitachi Capital Corp................................     58,400   1,066,495
    Hitachi Chemical Co., Ltd...........................    320,500   6,685,187

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                        SHARES     VALUE++
                                                      ---------- -----------
JAPAN -- (Continued)
    Hitachi Construction Machinery Co., Ltd..........    425,500 $ 6,920,045
    Hitachi High-Technologies Corp...................    101,600   3,456,655
    Hitachi Metals, Ltd..............................    334,100   3,714,448
    Hitachi Transport System, Ltd....................    105,000   2,046,847
    Hitachi, Ltd..................................... 10,760,000  49,163,763
    Hokuhoku Financial Group, Inc....................  1,919,000   2,462,796
    Honda Motor Co., Ltd.............................  3,689,000  99,926,918
#   House Foods Group, Inc...........................     65,300   1,599,519
    Ibiden Co., Ltd..................................    459,900   5,870,992
#   Idemitsu Kosan Co., Ltd..........................    115,596   2,263,195
#   IHI Corp.........................................  1,136,000   3,160,907
    Iida Group Holdings Co., Ltd.....................    191,500   3,791,285
    Inpex Corp.......................................  2,118,600  16,842,487
    Isetan Mitsukoshi Holdings, Ltd..................    354,700   3,485,283
    Isuzu Motors, Ltd................................    112,300   1,453,738
    ITOCHU Corp......................................  3,425,500  38,837,810
    Iyo Bank, Ltd. (The).............................    400,900   2,583,790
    J Front Retailing Co., Ltd.......................    832,300   9,604,138
    JFE Holdings, Inc................................  1,698,700  22,139,037
    JGC Corp.........................................    130,200   1,906,084
    Joyo Bank, Ltd. (The)............................  1,006,000   3,931,034
    JSR Corp.........................................    315,300   4,306,686
    JTEKT Corp.......................................    225,600   3,151,171
    JX Holdings, Inc.................................  3,251,033  12,317,744
#   K's Holdings Corp................................    142,600   2,635,800
    Kamigumi Co., Ltd................................    398,000   3,581,726
    Kaneka Corp......................................  1,045,542   7,873,981
    Kawasaki Heavy Industries, Ltd...................    950,000   2,794,784
#   Kawasaki Kisen Kaisha, Ltd.......................  3,196,000   7,844,824
    Kinden Corp......................................    187,800   2,266,778
    Kobe Steel, Ltd..................................  7,995,000   6,918,723
    Komatsu, Ltd.....................................  1,449,500  28,166,325
    Konica Minolta, Inc..............................  1,910,700  15,355,554
#   Kuraray Co., Ltd.................................  1,181,800  14,904,906
    Kurita Water Industries, Ltd.....................      7,500     166,240
#   Kyocera Corp.....................................    152,900   7,243,754
    Kyocera Corp. Sponsored ADR......................     25,197   1,186,275
    Kyushu Financial Group, Inc......................    459,949   2,541,108
    LIXIL Group Corp.................................    487,800   9,072,540
    Marubeni Corp....................................  4,523,100  21,028,233
    Mazda Motor Corp.................................  2,029,500  29,681,471
    Medipal Holdings Corp............................    153,500   2,511,895
    Mitsubishi Chemical Holdings Corp................  6,451,800  34,849,387
    Mitsubishi Corp..................................    907,600  15,614,964
    Mitsubishi Gas Chemical Co., Inc.................    800,000   4,557,785
    Mitsubishi Heavy Industries, Ltd.................  6,219,000  26,436,984
#   Mitsubishi Logistics Corp........................     31,000     431,633
    Mitsubishi Materials Corp........................  5,182,000  13,617,990
    Mitsubishi Motors Corp...........................    705,200   3,287,300
    Mitsubishi UFJ Financial Group, Inc.............. 16,937,406  85,627,464
    Mitsubishi UFJ Financial Group, Inc. Sponsored
      ADR............................................  4,781,372  24,384,997
    Mitsubishi UFJ Lease & Finance Co., Ltd..........    856,500   3,446,223
    Mitsui & Co., Ltd................................    660,200   7,734,802

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                        SHARES     VALUE++
                                                      ---------- -----------
JAPAN -- (Continued)
    Mitsui & Co., Ltd. Sponsored ADR.................     11,723 $ 2,743,416
    Mitsui Chemicals, Inc............................  3,169,800  13,407,675
    Mitsui OSK Lines, Ltd............................  2,567,000   5,467,186
    Mizuho Financial Group, Inc...................... 49,478,100  79,378,972
    Mizuho Financial Group, Inc. ADR.................    205,757     656,365
    MS&AD Insurance Group Holdings, Inc..............    433,453  12,488,531
    NEC Corp......................................... 10,595,101  28,933,785
    NGK Spark Plug Co., Ltd..........................     16,000     261,115
    NH Foods, Ltd....................................    179,536   4,365,995
    NHK Spring Co., Ltd..............................    455,600   3,981,684
#   Nikon Corp.......................................    478,800   6,765,813
    Nippo Corp.......................................    159,000   2,922,862
    Nippon Electric Glass Co., Ltd...................    529,000   2,401,490
    Nippon Express Co., Ltd..........................  3,185,238  16,067,725
#   Nippon Paper Industries Co., Ltd.................    334,100   6,078,888
    Nippon Shokubai Co., Ltd.........................     72,000   4,528,392
    Nippon Steel & Sumitomo Metal Corp...............  2,021,593  38,005,096
    Nippon Yusen K.K.................................  7,713,000  13,650,030
    Nissan Motor Co., Ltd............................  6,015,000  58,276,150
    Nisshinbo Holdings, Inc..........................    305,000   2,838,518
    NOK Corp.........................................    289,420   5,503,270
    Nomura Holdings, Inc.............................  4,801,600  21,612,752
    Nomura Real Estate Holdings, Inc.................    181,900   3,137,075
    NSK, Ltd.........................................    253,000   2,128,106
    Obayashi Corp....................................    279,682   3,058,810
    Oji Holdings Corp................................  3,534,000  14,737,998
    ORIX Corp........................................  1,202,400  16,873,961
    Otsuka Holdings Co., Ltd.........................     87,500   4,159,744
    Resona Holdings, Inc.............................  7,208,900  28,754,768
    Ricoh Co., Ltd...................................  3,215,400  28,398,660
    Rohm Co., Ltd....................................     84,700   3,604,074
    Sankyo Co., Ltd..................................     73,900   2,690,678
    SBI Holdings, Inc................................    506,400   5,483,904
    Sega Sammy Holdings, Inc.........................    169,200   1,852,772
    Seino Holdings Co., Ltd..........................    243,900   2,483,848
    Sekisui Chemical Co., Ltd........................    105,000   1,527,095
#   Sekisui House, Ltd...............................  1,345,900  22,424,412
    Shinsei Bank, Ltd................................  3,207,000   4,811,026
    Shizuoka Bank, Ltd. (The)........................    799,000   5,929,265
    Showa Shell Sekiyu K.K...........................    231,300   2,074,414
    SKY Perfect JSAT Holdings, Inc...................    524,100   2,309,859
    Sojitz Corp......................................  1,674,600   4,034,770
    Sompo Japan Nipponkoa Holdings, Inc..............    297,600   9,612,275
    Sony Corp........................................     41,600   1,365,598
#   Sony Corp. Sponsored ADR.........................    548,583  18,328,158
    Sumitomo Chemical Co., Ltd.......................  6,896,000  30,521,474
    Sumitomo Corp....................................    590,400   6,192,787
    Sumitomo Electric Industries, Ltd................  2,838,500  39,105,713
    Sumitomo Forestry Co., Ltd.......................    466,500   6,570,387
    Sumitomo Heavy Industries, Ltd...................  1,822,000   8,644,375
    Sumitomo Metal Mining Co., Ltd...................  1,243,000  14,940,704
    Sumitomo Mitsui Financial Group, Inc.............  2,854,200  90,476,196
    Sumitomo Mitsui Trust Holdings, Inc..............  5,066,436  16,836,856

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                       SHARES      VALUE++
                                                      --------- --------------
JAPAN -- (Continued)
#   Sumitomo Rubber Industries, Ltd..................   511,300 $    7,216,841
    Suzuken Co., Ltd.................................   113,000      3,604,026
    T&D Holdings, Inc................................ 2,073,500     21,145,557
    Taiheiyo Cement Corp.............................   997,000      2,849,368
    Takashimaya Co., Ltd.............................   753,634      5,709,823
    TDK Corp.........................................   443,000     27,180,830
#   Teijin, Ltd...................................... 3,858,450     14,512,128
    THK Co., Ltd.....................................   147,300      2,910,292
    Tokai Rika Co., Ltd..............................   165,500      3,141,218
    Tokio Marine Holdings, Inc.......................   333,600     12,912,731
    Tokyo Broadcasting System Holdings, Inc..........    20,600        291,861
    Toppan Printing Co., Ltd.........................   809,000      7,135,381
    Tosoh Corp....................................... 1,728,000      8,767,560
    Toyo Seikan Group Holdings, Ltd..................   250,749      4,885,167
    Toyoda Gosei Co., Ltd............................   203,600      4,422,800
    Toyota Industries Corp...........................    74,800      3,357,428
    Toyota Motor Corp................................   185,300     10,383,247
    Toyota Tsusho Corp...............................   923,500     20,389,061
    Ube Industries, Ltd.............................. 3,078,000      5,366,313
    Ushio, Inc.......................................    36,800        454,501
    Yamada Denki Co., Ltd............................ 1,571,100      8,284,516
    Yamaguchi Financial Group, Inc...................   320,148      3,161,680
#   Yokohama Rubber Co., Ltd. (The)..................   267,800      3,596,602
                                                                --------------
TOTAL JAPAN..........................................            1,909,951,800
                                                                --------------
NETHERLANDS -- (3.3%)
    Aegon NV......................................... 2,344,257      9,491,733
    Akzo Nobel NV....................................    32,447      2,097,468
*   ArcelorMittal(B03XPL1)........................... 4,038,112     26,158,397
#*  ArcelorMittal(B295F26)........................... 1,085,424      7,076,965
    Boskalis Westminster.............................   192,237      7,065,307
    Gemalto NV.......................................     2,591        170,821
    ING Groep NV..................................... 6,261,830     70,007,289
    ING Groep NV Sponsored ADR....................... 1,202,410     13,479,016
    Koninklijke Ahold Delhaize NV.................... 1,171,136     27,959,923
    Koninklijke Ahold Delhaize NV Sponsored ADR......   251,275      5,982,858
    Koninklijke DSM NV...............................   732,627     46,890,988
    Koninklijke KPN NV............................... 3,251,631     10,694,930
    Koninklijke Philips NV(500472303)................   602,787     16,010,023
    Koninklijke Philips NV(5986622).................. 2,514,206     66,869,741
    NN Group NV......................................   238,898      6,443,751
                                                                --------------
TOTAL NETHERLANDS....................................              316,399,210
                                                                --------------
NEW ZEALAND -- (0.1%)
    Auckland International Airport, Ltd..............   620,315      3,307,951
    Fletcher Building, Ltd........................... 1,197,214      8,380,398
#   Fonterra Co-operative Group, Ltd.................    89,896        369,425
                                                                --------------
TOTAL NEW ZEALAND....................................               12,057,774
                                                                --------------
NORWAY -- (0.7%)
    DNB ASA.......................................... 1,374,543     15,179,320
    Norsk Hydro ASA.................................. 3,080,639     13,209,181

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
NORWAY -- (Continued)
    Norsk Hydro ASA Sponsored ADR......................     59,900 $    253,377
#*  Seadrill, Ltd......................................    764,010    2,269,110
    Statoil ASA........................................  1,303,574   20,723,507
#   Statoil ASA Sponsored ADR..........................    550,878    8,764,469
*   Storebrand ASA.....................................    620,888    2,359,163
#*  Subsea 7 SA........................................    295,671    3,195,592
    Yara International ASA.............................     39,128    1,275,622
                                                                   ------------
TOTAL NORWAY...........................................              67,229,341
                                                                   ------------
PORTUGAL -- (0.0%)
*   Banco Espirito Santo SA............................  2,631,973           --
    EDP Renovaveis SA..................................    541,158    4,379,992
                                                                   ------------
TOTAL PORTUGAL.........................................               4,379,992
                                                                   ------------
SINGAPORE -- (1.0%)
    CapitaLand, Ltd....................................  4,978,600   11,820,868
    City Developments, Ltd.............................  1,110,600    7,067,735
    DBS Group Holdings, Ltd............................    787,587    9,105,171
    Frasers Centrepoint, Ltd...........................    453,300      513,008
    Golden Agri-Resources, Ltd......................... 12,719,900    3,426,489
    Hutchison Port Holdings Trust...................... 16,251,500    7,732,512
    Keppel Corp., Ltd..................................  4,423,300   17,503,088
    Olam International, Ltd............................    530,200      754,727
    SembCorp Industries, Ltd...........................  1,345,900    2,813,016
    Singapore Airlines, Ltd............................  2,389,100   19,582,883
    United Industrial Corp., Ltd.......................  2,016,170    4,110,930
    UOL Group, Ltd.....................................    974,274    4,203,537
    Wilmar International, Ltd..........................  2,629,200    6,099,932
                                                                   ------------
TOTAL SINGAPORE........................................              94,733,896
                                                                   ------------
SPAIN -- (2.4%)
    Acciona SA.........................................     11,619      857,620
#   Banco de Sabadell SA...............................  8,853,396   12,106,803
    Banco Popular Espanol SA...........................  3,182,696    4,457,882
    Banco Santander SA................................. 34,088,636  144,716,006
#   Banco Santander SA Sponsored ADR...................    784,463    3,326,123
    CaixaBank SA.......................................  1,623,334    4,076,164
    Iberdrola SA(B288C92)..............................  4,465,305   30,680,799
    Iberdrola SA(BD3JCF3)..............................     99,229      681,714
    Mapfre SA..........................................  1,066,920    2,611,137
    Repsol SA..........................................  1,842,980   23,344,299
                                                                   ------------
TOTAL SPAIN............................................             226,858,547
                                                                   ------------
SWEDEN -- (2.5%)
    Boliden AB.........................................  1,273,315   28,025,786
    Holmen AB Class A..................................      2,781       94,244
#   ICA Gruppen AB.....................................      2,667       89,233
    Meda AB Class A....................................    288,268    5,376,579
    Millicom International Cellular SA.................     14,250      760,863
    Nordea Bank AB.....................................  2,548,452   22,705,856
    Skandinaviska Enskilda Banken AB Class A...........  3,238,445   28,394,916
    Skandinaviska Enskilda Banken AB Class C...........     25,796      240,015

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
SWEDEN -- (Continued)
    Svenska Cellulosa AB SCA Class A...................     65,335 $  1,936,892
    Svenska Cellulosa AB SCA Class B...................  2,006,368   59,646,663
    Svenska Handelsbanken AB Class A...................    794,823    9,556,178
    Svenska Handelsbanken AB Class B...................      3,434       42,583
    Swedbank AB Class A................................    379,004    7,957,052
    Tele2 AB Class B...................................    840,482    7,100,752
#   Telefonaktiebolaget LM Ericsson Class A............     28,098      207,090
    Telefonaktiebolaget LM Ericsson Class B............  4,879,427   36,387,754
    Telefonaktiebolaget LM Ericsson Sponsored ADR......    834,580    6,234,313
    Telia Co AB........................................  5,789,696   26,419,331
                                                                   ------------
TOTAL SWEDEN...........................................             241,176,100
                                                                   ------------
SWITZERLAND -- (7.7%)
    ABB, Ltd...........................................  4,800,878  101,980,640
#   ABB, Ltd. Sponsored ADR............................    271,992    5,779,830
    Adecco Group AG....................................    640,328   35,145,021
    Baloise Holding AG.................................    200,163   22,529,591
    Banque Cantonale Vaudoise..........................        468      316,794
    Cie Financiere Richemont SA........................  1,271,917   77,322,345
    Clariant AG........................................    951,816   16,555,997
    Credit Suisse Group AG.............................    859,528    9,884,331
    Credit Suisse Group AG Sponsored ADR...............  1,052,790   12,170,252
*   Dufry AG...........................................     13,302    1,530,682
    Flughafen Zuerich AG...............................      3,638      681,980
    Julius Baer Group, Ltd.............................     89,619    3,674,739
    LafargeHolcim, Ltd.(7110753).......................    752,842   35,798,314
    LafargeHolcim, Ltd.(BZ3DNX4).......................    437,013   20,861,165
    Novartis AG........................................  1,332,371  110,511,033
    Novartis AG Sponsored ADR..........................      6,178      514,380
    Swatch Group AG (The)(7184736).....................    148,927    7,602,551
#   Swatch Group AG (The)(7184725).....................    121,282   31,756,947
    Swiss Life Holding AG..............................     57,586   13,135,918
    Swiss Re AG........................................  1,037,390   86,960,781
    UBS Group AG(BRJL176)..............................  3,448,485   47,406,706
*   UBS Group AG(H42097107)............................    500,015    6,890,207
    Zurich Insurance Group AG..........................    326,468   78,382,661
                                                                   ------------
TOTAL SWITZERLAND......................................             727,392,865
                                                                   ------------
UNITED KINGDOM -- (17.7%)
    Anglo American P.L.C...............................  3,284,169   35,968,727
#   Antofagasta P.L.C..................................    134,375      889,399
    Aviva P.L.C........................................  1,261,683    6,497,083
    Barclays P.L.C.....................................    823,736    1,679,564
    Barclays P.L.C. Sponsored ADR......................  4,766,662   39,277,295
    Barratt Developments P.L.C.........................  1,006,942    5,830,696
    BHP Billiton P.L.C.................................    767,576    9,678,003
    BHP Billiton P.L.C. ADR............................    268,993    6,875,461
    BP P.L.C...........................................  2,461,861   13,928,341
#   BP P.L.C. Sponsored ADR............................ 10,519,813  361,881,567
    Carnival P.L.C.....................................    202,514    9,740,997
#   Carnival P.L.C. ADR................................     51,691    2,496,158
    Glencore P.L.C..................................... 28,956,439   71,467,929

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
UNITED KINGDOM -- (Continued)
     HSBC Holdings P.L.C............................. 21,179,431 $  138,824,652
     HSBC Holdings P.L.C. Sponsored ADR..............  2,977,884     97,525,701
     Investec P.L.C..................................    243,094      1,446,958
#    J Sainsbury P.L.C...............................  6,300,339     18,696,556
     Kingfisher P.L.C................................  6,466,417     28,715,261
     Lloyds Banking Group P.L.C...................... 19,424,152     13,661,953
#    Lloyds Banking Group P.L.C. ADR.................    999,149      2,857,566
     Old Mutual P.L.C................................  4,649,866     12,939,509
     Pearson P.L.C...................................    172,766      2,018,484
     Pearson P.L.C. Sponsored ADR....................  1,216,627     14,222,370
*    Royal Bank of Scotland Group P.L.C..............  3,092,753      7,871,766
#*   Royal Bank of Scotland Group P.L.C. Sponsored
       ADR...........................................    409,166      2,086,747
     Royal Dutch Shell P.L.C. Class A................  2,158,849     55,741,916
     Royal Dutch Shell P.L.C. Class B................    255,146      6,786,556
     Royal Dutch Shell P.L.C. Sponsored ADR, Class A.  2,815,706    145,825,394
#    Royal Dutch Shell P.L.C. Sponsored ADR, Class B.  3,794,361    205,692,310
     Royal Mail P.L.C................................    346,085      2,333,704
     Standard Chartered P.L.C........................  3,984,128     31,857,564
     Vodafone Group P.L.C............................ 58,351,986    177,266,395
#    Vodafone Group P.L.C. Sponsored ADR.............  4,011,201    123,946,119
#    WM Morrison Supermarkets P.L.C..................  6,735,041     16,551,252
                                                                 --------------
TOTAL UNITED KINGDOM.................................             1,673,079,953
                                                                 --------------
TOTAL COMMON STOCKS..................................             8,803,109,366
                                                                 --------------
PREFERRED STOCKS -- (0.8%)
GERMANY -- (0.8%)
     Bayerische Motoren Werke AG.....................     44,086      3,195,310
     Porsche Automobil Holding SE....................    230,577     12,057,853
     Volkswagen AG...................................    426,389     59,990,060
                                                                 --------------
TOTAL GERMANY........................................                75,243,223
                                                                 --------------
TOTAL PREFERRED STOCKS...............................                75,243,223
                                                                 --------------
TOTAL INVESTMENT SECURITIES..........................             8,878,352,589
                                                                 --------------

                                                                    VALUE+
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (6.3%)
(S)@ DFA Short Term Investment Fund.................. 51,374,836    594,406,847
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $9,831,944,555)^^            $9,472,759,436
                                                                 ==============

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of the Series' investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -------------- -------------- ------- --------------
Common Stocks
   Australia.................. $   47,083,362 $  569,956,256   --    $  617,039,618
   Austria....................             --      7,429,487   --         7,429,487
   Belgium....................             --     99,855,535   --        99,855,535
   Canada.....................    738,902,327             --   --       738,902,327
   Denmark....................             --    159,523,370   --       159,523,370
   Finland....................      2,253,464     60,976,582   --        63,230,046
   France.....................        201,559    786,669,553   --       787,041,933
   Germany....................     50,525,185    600,256,910   --       650,782,095
   Hong Kong..................             --    258,030,084   --       258,030,084
   Ireland....................      8,307,753     16,684,904   --        24,992,657
   Israel.....................             --     33,546,451   --        33,546,451
   Italy......................     15,681,047     73,966,059   --        89,647,106
   Japan......................     47,299,211  1,862,652,589   --     1,909,951,800
   Netherlands................    112,726,972    203,672,238   --       316,228,389
   New Zealand................             --     12,057,774   --        12,057,774
   Norway.....................     11,286,956     55,942,385   --        67,229,341
   Portugal...................             --      4,379,992   --         4,379,992
   Singapore..................             --     94,733,896   --        94,733,896
   Spain......................      3,326,123    223,532,424   --       226,858,547
   Sweden.....................      6,234,313    234,941,787   --       241,176,100
   Switzerland................     25,354,669    702,038,196   --       727,392,865
   United Kingdom.............  1,002,686,688    670,393,265   --     1,673,079,953
Preferred Stocks
   Germany....................             --     75,243,223   --        75,243,223
Securities Lending Collateral.             --    594,406,847   --       594,406,847
Futures Contracts**...........      2,886,992             --   --         2,886,992
                               -------------- --------------   --    --------------
TOTAL......................... $2,074,756,621 $7,400,889,807   --    $9,475,646,428
                               ============== ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                       THE JAPANESE SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                          --------- -----------
COMMON STOCKS -- (90.8%)

Consumer Discretionary -- (17.8%)
#   Accordia Golf Co., Ltd...............................   375,789 $ 4,380,843
    Adastria Co., Ltd....................................   194,640   6,063,228
#   Aeon Fantasy Co., Ltd................................    49,332   1,215,854
*   AGORA Hospitality Group Co., Ltd.....................   591,000     200,581
    Ahresty Corp.........................................   133,300     947,545
    Aigan Co., Ltd.......................................    67,900     136,240
    Aisan Industry Co., Ltd..............................   201,800   1,448,663
#*  Akebono Brake Industry Co., Ltd......................   507,200   1,036,341
#   Alpen Co., Ltd.......................................   110,000   1,901,326
    Alpha Corp...........................................    30,400     286,025
    Alpine Electronics, Inc..............................   277,500   2,997,716
    Amiyaki Tei Co., Ltd.................................    25,600   1,015,742
    Amuse, Inc...........................................    70,298   1,382,973
*   Anrakutei Co., Ltd...................................    22,000      97,782
#   AOI Pro, Inc.........................................    46,500     435,781
#   AOKI Holdings, Inc...................................   268,400   3,000,777
    Aoyama Trading Co., Ltd..............................   304,000  11,194,817
    Arata Corp...........................................    24,000     533,079
    Arcland Sakamoto Co., Ltd............................   176,200   1,956,324
    Arcland Service Holdings Co., Ltd....................    29,700     845,858
    Asahi Broadcasting Corp..............................    24,800     152,070
#   Asahi Co., Ltd.......................................   103,300   1,463,612
    Asante, Inc..........................................    15,100     226,207
    Asatsu-DK, Inc.......................................   198,500   4,634,554
#   Ashimori Industry Co., Ltd...........................   254,000     416,355
    ASKUL Corp...........................................    20,200     694,969
#   Atom Corp............................................   304,700   2,050,064
    Atsugi Co., Ltd......................................   951,000   1,011,906
#   Autobacs Seven Co., Ltd..............................   441,500   6,397,218
    Avex Group Holdings, Inc.............................   225,400   2,643,141
    Belluna Co., Ltd.....................................   275,600   1,780,383
    Best Denki Co., Ltd..................................   351,100     351,294
#   Bic Camera, Inc......................................   503,100   4,463,757
    Bookoff Corp.........................................    59,400     482,463
#   Broccoli Co., Ltd....................................   170,000     693,691
#   BRONCO BILLY Co., Ltd................................    58,600   1,852,261
    Calsonic Kansei Corp................................. 1,015,000   7,808,520
#   Can Do Co., Ltd......................................    64,400   1,075,811
    Central Sports Co., Ltd..............................    33,800     787,648
    CHIMNEY Co., Ltd.....................................    27,800     734,788
    Chiyoda Co., Ltd.....................................   101,200   2,390,621
    Chofu Seisakusho Co., Ltd............................    89,200   2,258,192
    Chori Co., Ltd.......................................    71,800   1,073,861
    Chuo Spring Co., Ltd.................................   196,000     534,067
    Clarion Co., Ltd.....................................   665,000   1,643,642
    Cleanup Corp.........................................   129,700   1,036,975
    Coco's Japan Co., Ltd................................       800      14,650
#   Colowide Co., Ltd....................................   354,400   6,606,783
    Corona Corp..........................................    82,000     824,304
    Create Restaurants Holdings, Inc.....................    44,200     456,223
#*  Cross Plus, Inc......................................    14,800      88,541

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES   VALUE++
                                                          ------- ----------
Consumer Discretionary -- (Continued)
    DA Consortium, Inc................................... 118,700 $1,215,858
    Daido Metal Co., Ltd................................. 190,700  2,142,238
#   Daidoh, Ltd.......................................... 139,800    602,581
#   Daiichikosho Co., Ltd................................ 134,600  6,144,639
#   Daikoku Denki Co., Ltd...............................  49,100    656,697
    Daikyonishikawa Corp................................. 185,400  2,630,715
    Dainichi Co., Ltd....................................  49,300    302,070
#   Daisyo Corp..........................................  47,200    713,424
#   DCM Holdings Co., Ltd................................ 530,600  4,535,830
    Descente, Ltd........................................ 249,400  2,777,721
#*  DLE, Inc.............................................  35,700    307,553
    Doshisha Co., Ltd.................................... 143,400  2,999,748
    Doutor Nichires Holdings Co., Ltd.................... 188,086  3,614,333
    Dunlop Sports Co., Ltd...............................  76,600    672,539
    Dynic Corp........................................... 174,000    267,806
    Eagle Industry Co., Ltd.............................. 147,200  1,856,328
#   EDION Corp........................................... 513,900  4,289,118
    ES-Con Japan, Ltd.................................... 195,000    655,568
    Exedy Corp........................................... 193,000  4,557,674
#   F-Tech, Inc..........................................  39,200    376,516
    FCC Co., Ltd......................................... 212,300  4,130,355
    Fields Corp..........................................  67,800    875,371
    Fine Sinter Co., Ltd.................................  49,000    163,376
    First Juken Co., Ltd.................................  22,400    270,617
    FJ Next Co., Ltd.....................................  31,800    153,512
    Foster Electric Co., Ltd............................. 130,500  2,504,486
    France Bed Holdings Co., Ltd......................... 138,200  1,239,656
#   FTGroup Co., Ltd.....................................  74,000    561,874
    Fuji Co., Ltd........................................ 110,400  2,413,387
    Fuji Corp............................................   2,100     34,690
    Fuji Corp., Ltd...................................... 140,400    951,521
    Fuji Kiko Co., Ltd................................... 137,400    454,835
#   Fuji Kyuko Co., Ltd.................................. 241,000  3,400,194
    Fuji Oozx, Inc.......................................   6,000     20,307
    Fujibo Holdings, Inc................................. 671,000  1,985,347
#   Fujikura Rubber, Ltd.................................  80,200    376,845
#   Fujio Food System Co., Ltd...........................   6,200    150,390
    Fujishoji Co., Ltd...................................  34,400    362,198
#   Fujita Kanko, Inc.................................... 134,000    492,528
    Fujitsu General, Ltd.................................  81,000  1,896,301
    FuKoKu Co., Ltd......................................  40,800    305,613
#   Funai Electric Co., Ltd.............................. 108,300    933,846
#   Furukawa Battery Co., Ltd. (The).....................  89,000    538,161
    Futaba Industrial Co., Ltd........................... 328,200  1,675,562
    G-7 Holdings, Inc....................................  32,000    386,848
    G-Tekt Corp.......................................... 102,300  1,561,525
    Gakken Holdings Co., Ltd............................. 313,000    873,014
    Gakkyusha Co., Ltd...................................   7,300     83,670
#   Genki Sushi Co., Ltd.................................  11,500    238,886
    Geo Holdings Corp.................................... 213,200  3,079,482
#   GLOBERIDE, Inc.......................................  62,299  1,029,789
    Goldwin, Inc.........................................   4,000    210,432
    Golf Digest Online, Inc..............................  47,100    393,953

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
Consumer Discretionary -- (Continued)
#   Gourmet Kineya Co., Ltd..............................    85,000 $  820,426
    GSI Creos Corp.......................................   306,000    288,905
    Gunze, Ltd........................................... 1,080,000  3,104,206
#   H-One Co., Ltd.......................................    67,500    334,855
    H2O Retailing Corp...................................   259,400  3,406,749
    Hagihara Industries, Inc.............................    33,900    844,450
#   Hakuyosha Co., Ltd...................................     6,500    154,724
    Handsman Co., Ltd....................................    12,100    276,385
#   Happinet Corp........................................    93,800  1,019,974
    Hard Off Corp. Co., Ltd..............................    57,900    646,055
    Haruyama Trading Co., Ltd............................    47,900    356,206
    Heiwa Corp...........................................   200,400  4,117,199
    HI-LEX Corp..........................................    57,000  1,512,223
    Hiday Hidaka Corp....................................    94,747  2,355,196
#   Himaraya Co., Ltd....................................    35,900    326,414
#   Hiramatsu, Inc.......................................   174,500  1,018,768
#   HIS Co., Ltd.........................................   203,800  5,428,420
#   Honeys Co., Ltd......................................   106,040  1,420,044
#   Hoosiers Holdings....................................   181,100    976,318
    Hotland Co., Ltd.....................................    26,800    242,909
    I K K, Inc...........................................    21,700    120,180
    IBJ, Inc.............................................    87,600    518,555
    Ichibanya Co., Ltd...................................    15,658    523,417
#   Ichikoh Industries, Ltd..............................   286,000    831,851
#   IDOM, Inc............................................   420,500  2,129,251
    IJT Technology Holdings Co., Ltd.....................   124,680    372,882
#   Imasen Electric Industrial...........................    89,600    805,743
#   Imperial Hotel, Ltd..................................    13,000    268,372
    Intage Holdings, Inc.................................    95,100  1,519,472
*   Izuhakone Railway Co., Ltd...........................       300         --
*   Izutsuya Co., Ltd....................................   617,000    264,165
#*  Janome Sewing Machine Co., Ltd.......................   106,400    609,193
    Japan Wool Textile Co., Ltd. (The)...................   343,000  2,396,715
#   Jin Co., Ltd.........................................    83,100  3,447,573
#   Joban Kosan Co., Ltd.................................   354,000    522,520
    Joshin Denki Co., Ltd................................   205,000  1,721,694
#   JP-Holdings, Inc.....................................   374,800  1,098,425
#   JVC Kenwood Corp.....................................   885,430  2,036,946
#   K's Holdings Corp....................................    93,800  1,733,787
*   Kadokawa Dwango......................................   324,133  4,368,352
#   Kappa Create Co., Ltd................................   101,200  1,212,350
    Kasai Kogyo Co., Ltd.................................   138,300  1,368,550
    Kawai Musical Instruments Manufacturing Co., Ltd.....    45,200    852,460
    Keihin Corp..........................................   267,500  4,189,227
#   Keiyo Co., Ltd.......................................   176,200    919,038
#   KFC Holdings Japan, Ltd..............................    85,900  1,563,645
#*  Kintetsu Department Store Co., Ltd...................   203,000    686,463
    Kinugawa Rubber Industrial Co., Ltd..................   282,000  2,135,541
    Kitamura Co., Ltd....................................     2,000     15,547
*   KNT-CT Holdings Co., Ltd.............................   681,000    925,444
#   Kohnan Shoji Co., Ltd................................   188,500  3,861,866
#*  Kojima Co., Ltd......................................   171,400    403,016
#   Komatsu Seiren Co., Ltd..............................   148,000    985,192

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
Consumer Discretionary -- (Continued)
#   Komehyo Co., Ltd.....................................    17,400 $  178,160
    Komeri Co., Ltd......................................   202,200  4,550,987
#   Konaka Co., Ltd......................................   117,560    580,609
    Koshidaka Holdings Co., Ltd..........................    54,000  1,084,306
    Kourakuen Holdings Corp..............................    46,700    703,215
    KU Holdings Co., Ltd.................................   130,900    974,641
    Kura Corp............................................    69,200  3,650,355
    Kurabo Industries, Ltd............................... 1,241,000  2,326,941
#   KYB Corp............................................. 1,140,000  4,050,989
    Kyoritsu Maintenance Co., Ltd........................    76,531  5,599,160
    Kyoto Kimono Yuzen Co., Ltd..........................     2,400     20,514
#*  Laox Co., Ltd........................................   172,800  1,151,386
    LEC, Inc.............................................    41,600    741,310
    Look, Inc............................................   228,000    310,666
#   Mamiya-Op Co., Ltd...................................   258,000    313,897
    Mars Engineering Corp................................    49,100  1,006,182
#*  Maruei Department Store Co., Ltd.....................    17,000     13,532
#*  Maruzen CHI Holdings Co., Ltd........................    38,600    139,819
#   Matsuya Co., Ltd.....................................   183,400  1,391,084
#   Matsuya Foods Co., Ltd...............................    50,400  1,406,994
    Meiko Network Japan Co., Ltd.........................   138,000  1,474,611
    Meiwa Estate Co., Ltd................................    62,800    350,172
    Mikuni Corp..........................................   118,000    364,307
#   Misawa Homes Co., Ltd................................   164,000  1,203,368
    Mitsuba Corp.........................................   208,690  2,466,009
    Mitsui Home Co., Ltd.................................   165,000    734,169
#   Mizuno Corp..........................................   594,000  3,107,030
#   Monogatari Corp. (The)...............................    30,900  1,615,487
    Morito Co., Ltd......................................     8,500     65,199
#   Mr Max Corp..........................................    99,200    307,096
    Murakami Corp........................................    11,000    167,125
    Musashi Seimitsu Industry Co., Ltd...................   145,100  2,982,847
#   Nafco Co., Ltd.......................................    35,100    558,813
    Nagawa Co., Ltd......................................    14,100    483,814
*   Naigai Co., Ltd......................................   585,000    249,015
    Nakayamafuku Co., Ltd................................    12,300     95,045
#   Next Co., Ltd........................................   299,100  2,881,790
    NHK Spring Co., Ltd..................................   123,200  1,076,698
    Nice Holdings, Inc...................................   444,000    627,272
    Nichirin Co., Ltd....................................    15,600    207,806
#   Nifco, Inc...........................................    49,800  2,796,840
    Nihon Eslead Corp....................................    35,000    353,059
    Nihon House Holdings Co., Ltd........................   229,200    783,575
#   Nihon Plast Co., Ltd.................................    43,200    347,731
    Nihon Tokushu Toryo Co., Ltd.........................    66,900    687,345
    Nippon Felt Co., Ltd.................................    58,200    271,471
    Nippon Piston Ring Co., Ltd..........................    48,600    691,905
    Nippon Seiki Co., Ltd................................   224,400  3,718,093
    Nippon View Hotel Co., Ltd...........................     1,000     12,394
    Nishikawa Rubber Co., Ltd............................    15,000    219,760
    Nishimatsuya Chain Co., Ltd..........................   172,700  2,462,896
    Nissan Shatai Co., Ltd...............................   165,500  1,651,525
    Nissan Tokyo Sales Holdings Co., Ltd.................   208,000    469,190

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
Consumer Discretionary -- (Continued)
    Nissei Build Kogyo Co., Ltd..........................   380,000 $2,087,084
#   Nissin Kogyo Co., Ltd................................   230,200  3,410,056
#   Nittan Valve Co., Ltd................................    82,800    265,856
    Nojima Corp..........................................   123,900  2,158,320
    Ohashi Technica, Inc.................................    36,600    440,953
#   Ohsho Food Service Corp..............................    66,700  2,548,189
    Onward Holdings Co., Ltd.............................   736,000  5,075,525
#   Ootoya Holdings Co., Ltd.............................     7,400    138,601
#   OPT Holding, Inc.....................................    86,700    649,068
#   Otsuka Kagu, Ltd.....................................    53,300    581,361
    Pacific Industrial Co., Ltd..........................   239,600  2,694,431
#   Pal Co., Ltd.........................................    74,400  1,748,000
    PALTAC Corp..........................................   214,634  4,231,420
    PanaHome Corp........................................   507,200  3,998,944
    PAPYLESS Co., Ltd....................................     1,800     34,422
    Parco Co., Ltd.......................................   123,400  1,034,929
    Paris Miki Holdings, Inc.............................   159,100    661,351
    PC Depot Corp........................................   187,400  2,474,167
    People Co., Ltd......................................    14,900    291,140
    PIA Corp.............................................    15,100    320,145
    Piolax, Inc..........................................    56,700  2,872,608
#*  Pioneer Corp......................................... 1,926,100  3,501,605
#   Plenus Co., Ltd......................................   133,800  2,384,194
    Press Kogyo Co., Ltd.................................   568,600  2,093,940
#   Pressance Corp.......................................    51,300  2,280,670
    Proto Corp...........................................    64,100    727,756
    Raccoon Co., Ltd.....................................    30,400    138,594
    Renaissance, Inc.....................................    60,600    719,258
#*  Renown, Inc..........................................   306,000    308,050
#   Resort Solution Co., Ltd.............................   168,000    496,992
    Rhythm Watch Co., Ltd................................   559,000    977,150
#   Riberesute Corp......................................    32,800    225,312
    Ride On Express Co., Ltd.............................    18,700    221,856
#   Right On Co., Ltd....................................    87,425    978,120
    Riken Corp...........................................   533,000  1,843,276
#   Ringer Hut Co., Ltd..................................    97,800  2,247,458
    Riso Kyoiku Co., Ltd.................................   190,800    845,509
    Round One Corp.......................................   456,600  3,086,770
    Royal Holdings Co., Ltd..............................   186,600  3,492,455
#   Sac's Bar Holdings, Inc..............................   103,450  1,102,461
    Saizeriya Co., Ltd...................................   194,300  4,335,078
#   Sakai Ovex Co., Ltd..................................   298,000    440,115
    San Holdings, Inc....................................    15,400    208,872
#   Sanden Holdings Corp.................................   686,000  1,968,075
    Sanei Architecture Planning Co., Ltd.................    50,300    540,414
    Sangetsu Co., Ltd....................................   328,750  6,389,607
#   Sanko Marketing Foods Co., Ltd.......................    27,800    245,659
    Sankyo Seiko Co., Ltd................................   183,400    605,793
    Sanoh Industrial Co., Ltd............................   136,500    755,815
#   Sanrio Co., Ltd......................................   260,100  4,615,264
    Sanyo Electric Railway Co., Ltd......................   250,000  1,223,469
    Sanyo Housing Nagoya Co., Ltd........................    41,400    381,632
#   Sanyo Shokai, Ltd....................................   669,000  1,238,553

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES   VALUE++
                                                          ------- ----------
Consumer Discretionary -- (Continued)
    Sato Restaurant Systems Co., Ltd.....................  85,100 $  679,514
#   Scroll Corp.......................................... 166,300    612,876
#   Seiko Holdings Corp.................................. 979,407  3,208,804
    Seiren Co., Ltd...................................... 292,400  2,845,803
#   Senshukai Co., Ltd................................... 174,500  1,204,402
    Septeni Holdings Co., Ltd............................  93,100  2,951,740
    Seria Co., Ltd.......................................  76,900  6,266,648
    SFP Dining Co., Ltd..................................  37,500    520,865
#*  Sharp Corp........................................... 716,000    639,480
#   Shidax Corp.......................................... 105,200    489,691
    Shikibo, Ltd......................................... 779,000    810,047
    Shimachu Co., Ltd.................................... 297,200  6,673,822
    Shimojima Co., Ltd...................................  27,900    298,586
    Shobunsha Publications, Inc.......................... 258,500  1,392,891
#   Shochiku Co., Ltd....................................  54,000    618,254
    Shoei Co., Ltd.......................................  33,800    559,528
    Showa Corp........................................... 317,500  1,836,369
    SKY Perfect JSAT Holdings, Inc....................... 363,900  1,603,811
    Snow Peak, Inc.......................................  20,100    784,269
    SNT Corp.............................................  88,300    459,761
#   Soft99 Corp..........................................  68,600    469,685
#   Sotoh Co., Ltd.......................................  41,400    531,194
    SPK Corp.............................................  19,800    406,610
#   St Marc Holdings Co., Ltd............................ 101,400  3,050,883
    Starts Corp., Inc.................................... 165,100  3,306,158
    Step Co., Ltd........................................  40,700    435,559
    Studio Alice Co., Ltd................................  57,700  1,292,025
    Suminoe Textile Co., Ltd............................. 323,000    588,768
    Sumitomo Riko Co., Ltd............................... 235,200  2,102,680
#   Sun Corp.............................................  48,300    325,824
    Suncall Corp.........................................  27,000    122,468
    T RAD Co., Ltd....................................... 412,000    790,061
    T-Gaia Corp.......................................... 155,100  2,374,834
    Tachi-S Co., Ltd..................................... 162,840  2,798,839
#   Tachikawa Corp.......................................  52,400    371,396
    Taiho Kogyo Co., Ltd.................................  98,200  1,052,393
#*  Takata Corp.......................................... 168,000    674,027
    Take And Give Needs Co., Ltd.........................  54,070    211,192
    Takihyo Co., Ltd.....................................  79,000    342,786
#   Tama Home Co., Ltd...................................  95,900    442,781
#   Tamron Co., Ltd...................................... 108,300  1,572,384
#   TASAKI & Co., Ltd....................................  83,300  1,008,156
    TBK Co., Ltd......................................... 115,600    425,404
    Tear Corp............................................   7,100     42,674
    Tenpos Busters Co., Ltd..............................   4,300     67,886
    Tigers Polymer Corp..................................  50,600    269,166
#   Toa Corp............................................. 127,800  1,244,768
#   Toabo Corp...........................................  54,799    260,581
#   Toei Animation Co., Ltd..............................  25,200  1,261,643
    Toei Co., Ltd........................................ 449,000  4,051,147
#   Tohokushinsha Film Corp..............................  22,500    124,697
    Tokai Rika Co., Ltd.................................. 192,500  3,653,682
    Token Corp...........................................  46,650  3,900,333

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
Consumer Discretionary -- (Continued)
    Tokyo Dome Corp......................................   567,100 $5,072,671
#   Tokyo Individualized Educational Institute, Inc......   106,300    641,619
    Tokyotokeiba Co., Ltd................................   746,000  1,687,955
#   Tokyu Recreation Co., Ltd............................    79,000    583,753
#   Tomy Co., Ltd........................................   440,593  3,966,096
    Topre Corp...........................................   264,300  6,033,034
    Toridoll.corp........................................   146,300  4,266,526
#   Torikizoku Co., Ltd..................................    40,000    751,492
    Tosho Co., Ltd.......................................    51,200  2,253,292
    Tow Co., Ltd.........................................    67,400    400,566
    Toyo Tire & Rubber Co., Ltd..........................   545,000  5,457,693
    TPR Co., Ltd.........................................   131,000  2,777,610
    TS Tech Co., Ltd.....................................   239,400  5,451,044
    TSI Holdings Co., Ltd................................   436,295  2,517,845
#   Tsukada Global Holdings, Inc.........................   109,400    775,226
    Tsukamoto Corp. Co., Ltd.............................   190,000    194,100
#   Tsutsumi Jewelry Co., Ltd............................    48,600    950,389
    TV Asahi Holdings Corp...............................    46,200    757,979
    Tv Tokyo Holdings Corp...............................    76,300  1,623,053
#   Tyo, Inc.............................................   352,400    567,488
#   U-Shin, Ltd..........................................   114,300    722,159
    Umenohana Co., Ltd...................................     1,000     25,321
    Unipres Corp.........................................   230,700  3,757,976
    United Arrows, Ltd...................................   117,700  3,280,433
#*  Unitika, Ltd......................................... 3,901,000  2,356,075
#*  Universal Entertainment Corp.........................   100,500  2,589,708
*   Usen Corp............................................   685,080  2,145,200
    ValueCommerce Co., Ltd...............................    54,700    197,799
#   Vector, Inc..........................................    53,000  1,567,759
    VIA Holdings, Inc....................................     5,400     46,846
#   Village Vanguard Co., Ltd............................    32,100    379,433
    VT Holdings Co., Ltd.................................   498,700  2,636,755
    Wacoal Holdings Corp.................................   675,000  7,378,159
#   WATAMI Co., Ltd......................................   138,300  1,444,985
    Watts Co., Ltd.......................................     1,000      9,900
    Workman Co., Ltd.....................................     1,800     60,449
    Wowow, Inc...........................................    49,200  1,328,480
    Xebio Holdings Co., Ltd..............................   156,500  2,254,468
    Yachiyo Industry Co., Ltd............................    24,000    211,362
    Yamato International, Inc............................    11,000     43,127
    Yellow Hat, Ltd......................................    92,700  2,123,987
#   Yomiuri Land Co., Ltd................................   239,000  1,085,900
    Yondoshi Holdings, Inc...............................    17,520    357,399
    Yorozu Corp..........................................   110,100  1,715,017
#   Yoshinoya Holdings Co., Ltd..........................   323,100  4,587,182
    Yume No Machi Souzou Iinkai Co., Ltd.................     8,700    139,128
    Yutaka Giken Co., Ltd................................     3,100     62,359
    Zenrin Co., Ltd......................................   160,800  2,925,671
    Zensho Holdings Co., Ltd.............................   604,300  9,693,300

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                          ------- ------------
Consumer Discretionary -- (Continued)
#   Zojirushi Corp....................................... 189,000 $  3,098,626
                                                                  ------------
Total Consumer Discretionary.............................          578,850,236
                                                                  ------------
Consumer Staples -- (8.3%)
    Aderans Co., Ltd..................................... 179,400      814,986
#   Aeon Hokkaido Corp................................... 273,900    1,386,771
    Ain Holdings, Inc.................................... 124,600    8,579,345
    Albis Co., Ltd.......................................   6,200      124,856
    Arcs Co., Ltd........................................ 195,000    5,040,134
    Ariake Japan Co., Ltd................................  86,100    4,742,850
    Artnature, Inc....................................... 111,900      901,061
    Axial Retailing, Inc.................................  87,600    2,918,239
    Belc Co., Ltd........................................  59,100    2,407,930
    Bourbon Corp.........................................   4,400       85,404
#   C'BON COSMETICS Co., Ltd.............................   2,400       48,088
    Cawachi, Ltd.........................................  89,800    2,098,272
    Chubu Shiryo Co., Ltd................................ 119,300      830,756
#   Chuo Gyorui Co., Ltd.................................  93,000      237,022
    Ci:z Holdings Co., Ltd............................... 157,300    3,870,719
    Coca-Cola East Japan Co., Ltd........................ 116,700    2,252,038
    Cocokara fine, Inc................................... 105,760    3,744,901
    Create SD Holdings Co., Ltd.......................... 164,400    4,007,600
#   Daikokutenbussan Co., Ltd............................  37,600    1,635,405
    Dydo Drinco, Inc.....................................  46,100    2,405,784
#   Earth Chemical Co., Ltd..............................  51,200    2,427,519
    Eco's Co., Ltd.......................................  16,300      188,036
#   Fancl Corp........................................... 137,500    2,302,254
    Feed One Co., Ltd.................................... 812,440      901,659
#*  First Baking Co., Ltd................................ 183,000      231,357
    Fuji Oil Holdings, Inc............................... 362,600    7,952,988
    Fujicco Co., Ltd.....................................  90,400    2,602,781
*   Fujiya Co., Ltd......................................  65,000      128,062
#   Genky Stores, Inc....................................  24,200      816,397
    HABA Laboratories, Inc...............................   2,500       80,331
    Hagoromo Foods Corp..................................  39,000      459,783
    Halows Co., Ltd......................................  14,200      277,643
*   Hayashikane Sangyo Co., Ltd.......................... 242,000      204,333
    Heiwado Co., Ltd..................................... 182,000    3,520,835
    Hokkaido Coca-Cola Bottling Co., Ltd.................  87,000      510,892
    Hokuto Corp.......................................... 147,000    2,729,390
#   House Foods Group, Inc............................... 116,700    2,858,558
    Ichimasa Kamaboko Co., Ltd...........................   3,300       34,586
#   Inageya Co., Ltd..................................... 177,800    2,439,178
    Itochu-Shokuhin Co., Ltd.............................  26,600    1,079,557
#*  Itoham Yonekyu Holdings, Inc......................... 524,327    5,397,722
    Ivy Cosmetics Corp...................................  14,000       80,499
    Iwatsuka Confectionery Co., Ltd......................   1,500       51,448
    J-Oil Mills, Inc..................................... 563,000    1,902,573
#   Kakiyasu Honten Co., Ltd.............................  27,700      498,513
    Kameda Seika Co., Ltd................................  72,000    3,967,352
    Kaneko Seeds Co., Ltd................................  24,300      364,982
#   Kansai Super Market, Ltd.............................  25,800      253,173
    Kato Sangyo Co., Ltd................................. 118,000    2,846,510

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
Consumer Staples -- (Continued)
#   Kenko Mayonnaise Co., Ltd............................    58,500 $1,739,442
    Key Coffee, Inc......................................   109,700  2,108,106
    Kirindo Holdings Co., Ltd............................    29,300    226,835
#   Kobe Bussan Co., Ltd.................................    78,000  1,554,474
    Kotobuki Spirits Co., Ltd............................    91,200  2,762,727
#   Kusuri No Aoki Co., Ltd..............................    92,700  4,779,483
#   Kyokuyo Co., Ltd.....................................   587,000  1,518,972
#   Life Corp............................................   165,100  4,849,173
    Mandom Corp..........................................   104,400  4,603,907
#   Marudai Food Co., Ltd................................   598,000  2,866,180
    Maruha Nichiro Corp..................................   225,007  5,706,168
#   Maxvalu Nishinihon Co., Ltd..........................     5,600     84,834
#   Maxvalu Tokai Co., Ltd...............................    49,300    836,855
#   Medical System Network Co., Ltd......................   143,300    759,405
    Megmilk Snow Brand Co., Ltd..........................   103,400  3,581,015
    Meito Sangyo Co., Ltd................................    52,200    680,420
    Milbon Co., Ltd......................................    66,576  2,869,300
#   Ministop Co., Ltd....................................    88,100  1,479,510
    Mitsubishi Shokuhin Co., Ltd.........................    79,600  2,203,058
    Mitsui Sugar Co., Ltd................................   533,850  2,660,591
#   Miyoshi Oil & Fat Co., Ltd...........................   379,000    462,428
    Morinaga & Co., Ltd.................................. 1,134,000  7,479,366
    Morinaga Milk Industry Co., Ltd...................... 1,134,000  8,418,157
    Morozoff, Ltd........................................   181,000    767,177
    Nagatanien Holdings Co., Ltd.........................   138,000  1,723,134
    Nakamuraya Co., Ltd..................................   184,000    852,606
    Natori Co., Ltd......................................    36,800    550,229
    Nichimo Co., Ltd.....................................   170,000    280,449
    Nichirei Corp........................................   194,000  1,851,188
#   Nihon Chouzai Co., Ltd...............................    27,560  1,196,660
    Niitaka Co., Ltd.....................................     2,060     27,756
    Nippon Beet Sugar Manufacturing Co., Ltd.............   661,000  1,226,127
#   Nippon Flour Mills Co., Ltd..........................   722,000  5,267,575
    Nippon Suisan Kaisha, Ltd............................ 1,480,200  7,347,489
    Nisshin Oillio Group, Ltd. (The).....................   679,000  3,211,624
    Nissin Sugar Co., Ltd................................    58,900    793,747
    Nitto Fuji Flour Milling Co., Ltd....................    64,000    212,361
    Noevir Holdings Co., Ltd.............................    61,300  1,868,880
    Oenon Holdings, Inc..................................   307,000    625,505
#   OIE Sangyo Co., Ltd..................................    20,900    188,374
    Okuwa Co., Ltd.......................................   119,000  1,219,700
    Olympic Group Corp...................................    63,100    327,185
    OUG Holdings, Inc....................................    29,000     68,977
    Prima Meat Packers, Ltd..............................   952,000  3,029,227
    Qol Co., Ltd.........................................    90,100  1,291,519
#   Riken Vitamin Co., Ltd...............................    74,100  3,484,165
    Rock Field Co., Ltd..................................   127,900  1,876,939
    Rokko Butter Co., Ltd................................    63,700  1,438,794
#   S Foods, Inc.........................................    75,562  2,031,886
    S&B Foods, Inc.......................................       499     23,023
#   Sakata Seed Corp.....................................   182,600  4,495,599
    San-A Co., Ltd.......................................    98,700  4,928,375
    Sapporo Holdings, Ltd................................   209,600  5,876,943

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
Consumer Staples -- (Continued)
#   Shoei Foods Corp....................................    66,100 $    859,741
    Showa Sangyo Co., Ltd...............................   565,000    2,707,910
    Sogo Medical Co., Ltd...............................    55,800    2,135,013
    ST Corp.............................................    81,200      928,520
    Starzen Co., Ltd....................................    48,100    1,925,435
    Takara Holdings, Inc................................   980,300    8,719,819
    Tobu Store Co., Ltd.................................   190,000      550,761
    Toho Co., Ltd.......................................    43,500    1,015,699
#   Tohto Suisan Co., Ltd...............................   173,000      268,660
    Torigoe Co., Ltd. (The).............................    82,000      549,580
    Toyo Sugar Refining Co., Ltd........................   157,000      163,917
    United Super Markets Holdings, Inc..................   248,100    2,394,363
    UNY Group Holdings Co., Ltd......................... 1,468,300   11,887,009
    Valor Holdings Co., Ltd.............................   212,100    5,807,240
    Warabeya Nichiyo Co., Ltd...........................    83,460    1,757,349
    Watahan & Co., Ltd..................................    21,900      313,088
#   Yaizu Suisankagaku Industry Co., Ltd................    46,100      452,351
    YAKUODO Co., Ltd....................................    14,200      840,729
    Yamatane Corp.......................................   535,000      719,063
#   Yamaya Corp.........................................    25,600      400,285
    Yaoko Co., Ltd......................................   102,800    4,797,364
#   Yokohama Reito Co., Ltd.............................   263,000    2,715,924
    Yomeishu Seizo Co., Ltd.............................    49,800      871,836
    Yuasa Funashoku Co., Ltd............................   121,000      341,777
    Yutaka Foods Corp...................................     6,000      112,327
                                                                   ------------
Total Consumer Staples..................................            270,790,451
                                                                   ------------
Energy -- (0.9%)
#   BP Castrol KK.......................................    57,400      701,013
    Cosmo Energy Holdings Co., Ltd......................   345,500    3,805,347
    Fuji Kosan Co., Ltd.................................    33,100      137,857
*   Fuji Oil Co., Ltd...................................   284,800      864,551
    Itochu Enex Co., Ltd................................   302,200    2,591,021
#   Japan Drilling Co., Ltd.............................    34,800      732,006
    Japan Oil Transportation Co., Ltd...................    84,000      186,076
    Japan Petroleum Exploration Co., Ltd................   183,400    3,828,301
    Mitsuuroko Group Holdings Co., Ltd..................   181,700      904,168
    Modec, Inc..........................................   102,100    1,592,080
    Nippon Coke & Engineering Co., Ltd.................. 1,272,800      823,858
    Nippon Gas Co., Ltd.................................   182,900    4,343,739
    Sala Corp...........................................   124,900      801,050
    San-Ai Oil Co., Ltd.................................   310,000    2,081,318
#   Shinko Plantech Co., Ltd............................   237,200    1,716,887
    Sinanen Holdings Co., Ltd...........................   260,000    1,046,816
#   Toa Oil Co., Ltd....................................   415,000      480,679
    Toyo Kanetsu K.K....................................   568,000    1,164,270
                                                                   ------------
Total Energy............................................             27,801,037
                                                                   ------------
Financials -- (10.4%)
    77 Bank, Ltd. (The)................................. 1,672,760    6,408,624
    Accretive Co., Ltd..................................    49,800      179,197
    AD Works Co., Ltd...................................   540,900      193,209

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
Financials -- (Continued)
    Aichi Bank, Ltd. (The)...............................    51,700 $2,600,772
    Airport Facilities Co., Ltd..........................   132,770    699,273
    Aizawa Securities Co., Ltd...........................   162,800    915,288
    Akita Bank, Ltd. (The)............................... 1,079,400  3,497,855
    Anabuki Kosan, Inc...................................    22,000     53,921
#   Anicom Holdings, Inc.................................    88,500  2,368,248
    Aomori Bank, Ltd. (The).............................. 1,186,000  3,728,666
    Aoyama Zaisan Networks Co., Ltd......................     3,800     22,330
    Apamanshop Holdings Co., Ltd.........................    30,400    280,934
#   Ardepro Co., Ltd.....................................   872,800  1,013,391
    Asax Co., Ltd........................................     1,700     25,002
#*  Ascot Corp...........................................    42,600    123,512
    Ashikaga Holdings Co., Ltd...........................   446,000  1,487,253
    Awa Bank, Ltd. (The)................................. 1,178,000  7,208,544
#   Bank of Iwate, Ltd. (The)............................    99,400  4,241,361
    Bank of Kochi, Ltd. (The)............................   301,000    325,408
#   Bank of Nagoya, Ltd. (The)........................... 1,024,297  3,510,309
    Bank of Okinawa, Ltd. (The)..........................   132,960  4,170,956
    Bank of Saga, Ltd. (The).............................   808,000  2,043,678
    Bank of the Ryukyus, Ltd.............................   227,380  2,496,269
    Chiba Kogyo Bank, Ltd. (The).........................   256,400  1,078,769
    Chugoku Bank, Ltd. (The).............................    80,700    909,046
    Chukyo Bank, Ltd. (The)..............................   700,000  1,624,875
    Daibiru Corp.........................................   303,600  2,924,613
    Daiichi Commodities Co., Ltd.........................    13,700     44,679
    Daikyo, Inc.......................................... 1,904,000  3,337,697
#   Daisan Bank, Ltd. (The)..............................   855,000  1,484,962
    Daishi Bank, Ltd. (The).............................. 2,071,000  7,865,786
    Daito Bank, Ltd. (The)...............................   873,000  1,663,276
#   DSB Co., Ltd.........................................    55,800    319,510
    eGuarantee, Inc......................................    35,500  1,083,947
#   Ehime Bank, Ltd. (The)...............................   953,000  2,294,434
    Eighteenth Bank, Ltd. (The).......................... 1,048,000  2,923,588
    FIDEA Holdings Co., Ltd..............................   874,800  1,299,465
#   Financial Products Group Co., Ltd....................   409,700  4,093,839
    Fukui Bank, Ltd. (The)............................... 1,317,000  3,463,521
    Fukushima Bank, Ltd. (The)........................... 1,421,000  1,303,765
    Fuyo General Lease Co., Ltd..........................    92,800  4,211,369
    GCA Savvian Corp.....................................   108,300    937,100
    GMO Click Holdings, Inc..............................    16,400    112,839
    Goldcrest Co., Ltd...................................   101,790  1,602,890
    Grandy House Corp....................................    24,500     78,221
    Gunma Bank, Ltd. (The)............................... 1,190,000  4,797,867
    Heiwa Real Estate Co., Ltd...........................   236,600  3,107,940
    Hokkoku Bank, Ltd. (The)............................. 1,742,000  5,473,920
    Hokuetsu Bank, Ltd. (The)............................ 1,300,000  2,692,829
    Hokuhoku Financial Group, Inc........................ 3,122,000  4,006,696
    Hyakugo Bank, Ltd. (The)............................. 1,614,609  6,208,964
#   Hyakujushi Bank, Ltd. (The).......................... 1,584,000  5,293,693
    IBJ Leasing Co., Ltd.................................   114,200  2,073,616
#   Ichigo, Inc..........................................   541,600  2,365,240
    Ichiyoshi Securities Co., Ltd........................   229,400  1,777,511
    IwaiCosmo Holdings, Inc..............................   106,900    936,288

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
Financials -- (Continued)
    Iyo Bank, Ltd. (The).................................   163,500 $ 1,053,753
#   J Trust Co., Ltd.....................................   114,800     866,755
    Jaccs Co., Ltd.......................................   262,000   1,213,866
    Jafco Co., Ltd.......................................   199,800   5,233,395
#   Japan Property Management Center Co., Ltd............    61,500     777,383
    Japan Securities Finance Co., Ltd....................   272,300   1,101,251
    Jimoto Holdings, Inc.................................   526,400     807,654
#   Juroku Bank, Ltd. (The).............................. 2,080,000   5,930,881
#   kabu.com Securities Co., Ltd......................... 1,026,600   3,418,489
#   Kabuki-Za Co., Ltd...................................    36,000   1,775,166
    Kansai Urban Banking Corp............................   149,200   1,535,651
    Keihanshin Building Co., Ltd.........................   197,900     987,257
    Keiyo Bank, Ltd. (The)............................... 1,576,000   6,717,328
#   Kenedix, Inc......................................... 1,201,100   4,836,444
    Kita-Nippon Bank, Ltd. (The).........................    49,506   1,416,228
    Kiyo Bank, Ltd. (The)................................   396,690   5,771,767
    Kosei Securities Co., Ltd. (The).....................    47,000      53,377
    Kyokuto Securities Co., Ltd..........................   125,600   1,522,580
    Kyushu Financial Group, Inc.......................... 1,036,920   5,728,737
#   Land Business Co., Ltd...............................    59,500     143,898
    Leopalace21 Corp..................................... 1,960,700  14,049,558
*   M&A Capital Partners Co., Ltd........................    12,700     264,245
#   Marusan Securities Co., Ltd..........................   119,100     986,031
#   Michinoku Bank, Ltd. (The)...........................   846,000   1,592,632
    Mie Bank, Ltd. (The).................................   523,000   1,044,637
#   Minato Bank, Ltd. (The).............................. 1,084,000   1,852,524
    Mito Securities Co., Ltd.............................   338,500     788,296
    Miyazaki Bank, Ltd. (The)............................   931,000   2,697,924
#   Monex Group, Inc..................................... 1,177,800   2,896,438
#   Money Partners Group Co., Ltd........................    88,700     421,866
    MONEY SQUARE HOLDINGS, Inc...........................    26,000     225,238
    Mugen Estate Co., Ltd................................    62,900     544,334
    Musashino Bank, Ltd. (The)...........................   206,000   5,156,267
#   Nagano Bank, Ltd. (The)..............................   518,000     994,720
#   Nanto Bank, Ltd. (The)............................... 1,216,000   4,769,191
*   New Real Property K.K................................    43,900          --
    Nihon M&A Center, Inc................................    45,300   2,777,010
#   Nippon Commercial Development Co., Ltd...............    53,900     795,228
    Nishi-Nippon City Bank, Ltd. (The)................... 2,498,000   4,835,494
    Nisshin Fudosan Co...................................   186,100     635,509
    North Pacific Bank, Ltd.............................. 2,303,600   7,519,965
#   OAK Capital Corp.....................................   239,500     352,666
    Ogaki Kyoritsu Bank, Ltd. (The)...................... 1,857,000   6,111,012
    Oita Bank, Ltd. (The)................................ 1,014,900   3,280,959
    Okasan Securities Group, Inc.........................   583,000   2,932,328
    Open House Co., Ltd..................................   137,200   3,895,984
    Pocket Card Co., Ltd.................................    26,900     141,833
*   Properst Co., Ltd....................................     8,400      22,545
#   Raysum Co., Ltd......................................    65,700     469,866
    Relo Group, Inc......................................    15,600   2,434,225
    Ricoh Leasing Co., Ltd...............................    96,900   2,485,546
#   SAMTY Co., Ltd.......................................    76,900     767,185
    San-In Godo Bank, Ltd. (The).........................   957,000   7,351,823

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
Financials -- (Continued)
    Sankyo Frontier Co., Ltd............................    10,000 $     86,914
    Sawada Holdings Co., Ltd............................   142,000    1,370,496
    Senshu Ikeda Holdings, Inc.......................... 1,424,200    6,185,048
#   Shiga Bank, Ltd. (The).............................. 1,365,000    6,498,399
    Shikoku Bank, Ltd. (The)............................ 1,210,000    2,634,838
    Shimane Bank, Ltd. (The)............................    16,600      201,884
    Shimizu Bank, Ltd. (The)............................    48,000    1,298,198
#   Shinoken Group Co., Ltd.............................    71,600    1,554,614
#   Sparx Group Co., Ltd................................   573,900    1,020,093
    Star Mica Co., Ltd..................................    23,700      413,864
    Sumitomo Real Estate Sales Co., Ltd.................   106,460    2,276,254
#   Sun Frontier Fudousan Co., Ltd......................   163,300    1,609,540
    Taiko Bank, Ltd. (The)..............................   219,000      474,999
#   Takagi Securities Co., Ltd..........................   224,000      292,086
    Takara Leben Co., Ltd...............................   552,800    4,321,313
#   TOC Co., Ltd........................................   342,950    2,901,075
    Tochigi Bank, Ltd. (The)............................   705,000    2,892,862
    Toho Bank, Ltd. (The)............................... 1,323,200    4,960,393
    Tohoku Bank, Ltd. (The).............................   588,000      840,678
    Tokai Tokyo Financial Holdings, Inc................. 1,185,100    5,492,278
#   Tokyo Rakutenchi Co., Ltd...........................   207,000      941,974
#   Tokyo Theatres Co., Inc.............................   468,000      530,391
    Tokyo TY Financial Group, Inc.......................   155,338    4,060,230
    Tomato Bank, Ltd....................................   484,000      726,591
    TOMONY Holdings, Inc................................   913,950    3,425,717
    Tosei Corp..........................................   201,700    1,591,349
    Tottori Bank, Ltd. (The)............................   353,000      590,327
    Towa Bank, Ltd. (The)............................... 2,066,000    1,822,270
    Toyo Securities Co., Ltd............................   389,000      725,410
    Tsukuba Bank, Ltd...................................   495,100    1,537,211
#   Unizo Holdings Co., Ltd.............................    69,100    2,465,478
#   Yamagata Bank, Ltd. (The)...........................   854,500    3,635,559
    Yamanashi Chuo Bank, Ltd. (The).....................   976,000    4,056,465
                                                                   ------------
Total Financials........................................            340,406,492
                                                                   ------------
Health Care -- (4.1%)
#   As One Corp.........................................    86,768    3,580,677
#   ASKA Pharmaceutical Co., Ltd........................   131,300    2,479,375
    Biofermin Pharmaceutical Co., Ltd...................    13,900      381,293
    BML, Inc............................................    68,300    3,272,230
#   CMIC Holdings Co., Ltd..............................    71,200    1,175,394
    Create Medic Co., Ltd...............................    28,000      222,879
#   Daiken Medical Co., Ltd.............................    99,800      775,950
    Daito Pharmaceutical Co., Ltd.......................    68,780    1,567,532
    Dvx, Inc............................................     5,500       58,866
    Eiken Chemical Co., Ltd.............................    93,900    2,188,628
    EPS Holdings, Inc...................................   195,500    2,664,494
    FALCO HOLDINGS Co., Ltd.............................    45,700      612,525
    FINDEX, Inc.........................................    98,600    1,096,180
    Fuji Pharma Co., Ltd................................    43,900    1,016,699
    Fukuda Denshi Co., Ltd..............................       200       12,182
    Fuso Pharmaceutical Industries, Ltd.................   415,000    1,148,558
    Hogy Medical Co., Ltd...............................    71,000    4,562,401

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                         ------- ------------
Health Care -- (Continued)
    Iwaki & Co., Ltd.................................... 154,000 $    288,969
#   Japan Lifeline Co., Ltd.............................  32,800    1,153,252
#   Japan Medical Dynamic Marketing, Inc................ 108,100      770,954
    Jeol, Ltd........................................... 512,000    2,051,949
    JMS Co., Ltd........................................ 157,000      437,764
    Kawasumi Laboratories, Inc..........................  69,100      400,629
    Kissei Pharmaceutical Co., Ltd......................  95,000    2,163,710
    KYORIN Holdings, Inc................................ 276,100    5,905,947
    Linical Co., Ltd....................................  75,500    1,126,526
#   Mani, Inc........................................... 121,000    2,460,150
#   Mochida Pharmaceutical Co., Ltd.....................  78,399    5,977,964
    N Field Co., Ltd....................................  65,500    1,054,304
#   Nagaileben Co., Ltd.................................  51,200    1,214,807
    Nakanishi, Inc...................................... 116,900    4,034,551
    ND Software Co., Ltd................................   5,200       42,104
#   Nichi-iko Pharmaceutical Co., Ltd................... 264,250    5,689,180
#   Nichii Gakkan Co., Ltd.............................. 284,300    2,005,665
#   Nikkiso Co., Ltd.................................... 361,500    2,530,510
    Nippon Chemiphar Co., Ltd........................... 171,000      773,139
#   Nipro Corp.......................................... 702,100    8,713,468
    Nissui Pharmaceutical Co., Ltd......................  67,400      744,858
    Paramount Bed Holdings Co., Ltd..................... 114,200    4,336,613
    Rion Co., Ltd.......................................  43,200      604,296
    Rohto Pharmaceutical Co., Ltd....................... 546,700    9,437,145
    Seed Co., Ltd.......................................   8,600      101,731
    Ship Healthcare Holdings, Inc....................... 279,700    8,459,987
    Shofu, Inc..........................................  35,700      494,637
    Software Service, Inc...............................  18,000      751,678
#   Taiko Pharmaceutical Co., Ltd.......................  55,700      896,260
    Techno Medica Co., Ltd..............................  26,400      408,402
#   Toho Holdings Co., Ltd.............................. 321,000    7,203,348
    Tokai Corp..........................................  58,500    1,990,691
    Torii Pharmaceutical Co., Ltd.......................  81,400    1,798,817
    Towa Pharmaceutical Co., Ltd........................  59,100    3,218,727
    Tsukui Corp......................................... 169,500    2,676,567
    Tsumura & Co........................................ 348,700    9,840,761
    Uchiyama Holdings Co., Ltd..........................  24,200      101,209
#   Vital KSK Holdings, Inc............................. 199,400    1,879,767
    Wakamoto Pharmaceutical Co., Ltd.................... 107,000      256,106
    WIN-Partners Co., Ltd...............................  20,800      309,154
    ZERIA Pharmaceutical Co., Ltd....................... 100,699    1,591,372
                                                                 ------------
Total Health Care.......................................          132,713,531
                                                                 ------------
Industrials -- (25.6%)
#   A&A Material Corp................................... 127,000      110,725
    Abist Co., Ltd......................................   5,500      113,045
    Advan Co., Ltd...................................... 167,700    1,408,205
    Advanex, Inc........................................  22,099      275,404
    Aeon Delight Co., Ltd............................... 111,400    3,387,117
    Aica Kogyo Co., Ltd................................. 314,300    7,591,119
    Aichi Corp.......................................... 190,900    1,517,863
#   Aida Engineering, Ltd............................... 321,400    2,676,112
    AIT Corp............................................  20,400      171,262

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- -----------
Industrials -- (Continued)
    Ajis Co., Ltd.......................................     6,600 $   383,766
#   Alinco, Inc.........................................    70,300     657,202
    Alps Logistics Co., Ltd.............................    98,600     567,014
    Altech Corp.........................................    44,750     843,548
#   Anest Iwata Corp....................................   183,800   1,722,954
#*  Arrk Corp...........................................   422,400     303,904
    Asahi Diamond Industrial Co., Ltd...................   328,200   2,528,461
    Asahi Kogyosha Co., Ltd.............................   125,000     682,580
    Asanuma Corp........................................   383,000     870,895
#*  Asia Growth Capital, Ltd............................   389,900     285,506
    Asunaro Aoki Construction Co., Ltd..................   142,800     963,534
    Bando Chemical Industries, Ltd......................   462,000   2,284,350
    Benefit One, Inc....................................    96,900   2,999,885
    Bunka Shutter Co., Ltd..............................   325,100   2,662,517
    Canare Electric Co., Ltd............................     3,500      63,497
    Career Design Center Co., Ltd.......................    28,800     287,752
    Central Glass Co., Ltd.............................. 1,214,000   5,236,085
    Central Security Patrols Co., Ltd...................    46,700   1,005,885
    Chilled & Frozen Logistics Holdings Co., Ltd........    22,000     225,467
    Chiyoda Corp........................................   993,000   6,964,583
    Chiyoda Integre Co., Ltd............................    74,300   1,506,161
    Chudenko Corp.......................................   130,200   2,777,080
    Chugai Ro Co., Ltd..................................   373,000     758,398
    CKD Corp............................................   341,900   3,176,677
    Comany, Inc.........................................     3,100      53,873
    COMSYS Holdings Corp................................   241,700   4,020,204
#   Cosel Co., Ltd......................................   120,800   1,366,085
    CTI Engineering Co., Ltd............................    72,300     645,933
    Dai-Dan Co., Ltd....................................   160,000   1,314,207
    Daido Kogyo Co., Ltd................................   200,000     402,986
    Daifuku Co., Ltd....................................   579,400  12,174,378
    Daihatsu Diesel Manufacturing Co., Ltd..............    84,000     469,787
    Daihen Corp.........................................   620,000   3,181,669
#   Daiho Corp..........................................   476,000   2,626,953
    Daiichi Jitsugyo Co., Ltd...........................   256,000   1,227,085
    Daiseki Co., Ltd....................................   216,263   3,906,658
#   Daiseki Eco. Solution Co., Ltd......................    18,100     222,680
#   Daisue Construction Co., Ltd........................    41,100     369,246
    Daiwa Industries, Ltd...............................   173,000   1,574,890
#*  Danto Holdings Corp.................................   165,000     281,035
    Denyo Co., Ltd......................................    85,300     888,097
#   DMG Mori Co., Ltd...................................   434,800   4,514,674
    DMW Corp............................................     4,800      85,643
    Duskin Co., Ltd.....................................   224,100   4,074,057
#   Ebara Jitsugyo Co., Ltd.............................    39,300     471,010
    Eidai Co., Ltd......................................   121,000     513,555
    en-japan, Inc.......................................   124,800   2,247,114
    Endo Lighting Corp..................................    60,200     570,150
*   Enshu, Ltd..........................................   197,000     118,488
    F&M Co., Ltd........................................     7,400      61,796
#   First Energy Service Co., Ltd. (The)................    38,400     260,775
    Freund Corp.........................................    19,800     334,819
#   Fudo Tetra Corp..................................... 1,040,800   1,818,266

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THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- -----------
Industrials -- (Continued)
#   Fuji Machine Manufacturing Co., Ltd.................    96,500 $   987,780
    Fujikura, Ltd....................................... 1,935,000  10,899,983
#   Fujisash Co., Ltd...................................   481,300     411,652
    Fujitec Co., Ltd....................................   436,800   4,197,139
    Fukuda Corp.........................................   395,000   4,382,326
    Fukushima Industries Corp...........................    83,700   2,856,321
#   Fukuyama Transporting Co., Ltd......................   751,400   4,269,776
    FULLCAST Holdings Co., Ltd..........................   121,700   1,026,259
    Funai Soken Holdings, Inc...........................   159,360   2,211,995
    Furukawa Co., Ltd................................... 1,761,000   2,861,249
    Furukawa Electric Co., Ltd.......................... 4,628,000  12,083,779
    Furusato Industries, Ltd............................    52,000     715,379
#   Futaba Corp.........................................   127,100   2,353,749
    Gecoss Corp.........................................   104,400     942,527
    Giken, Ltd..........................................     2,400      42,963
    Glory, Ltd..........................................   268,900   7,462,139
    GS Yuasa Corp....................................... 1,597,000   6,534,368
#   Hamakyorex Co., Ltd.................................    87,800   1,597,055
    Hanwa Co., Ltd...................................... 1,221,000   6,531,932
#   Harmonic Drive Systems, Inc.........................    69,400   2,162,068
    Hazama Ando Corp.................................... 1,082,400   6,671,081
    Helios Techno Holdings Co., Ltd.....................     6,900      23,303
    Hibiya Engineering, Ltd.............................   117,500   1,909,085
    Hirakawa Hewtech Corp...............................    14,900     127,449
    Hirano Tecseed Co., Ltd.............................     8,200      86,684
    Hisaka Works, Ltd...................................   109,500     919,050
    Hitachi Koki Co., Ltd...............................   311,600   2,089,407
    Hitachi Transport System, Ltd.......................   278,000   5,419,272
    Hitachi Zosen Corp..................................   991,379   5,021,489
#   Hito Communications, Inc............................    20,900     306,373
    Hokuetsu Industries Co., Ltd........................   105,900     630,031
#   Hokuriku Electrical Construction Co., Ltd...........    23,000     176,140
    Hosokawa Micron Corp................................   186,000     982,989
    Howa Machinery, Ltd.................................    72,100     382,571
#   Ichiken Co., Ltd....................................   143,000     417,802
    Ichinen Holdings Co., Ltd...........................   114,200   1,047,980
    Idec Corp...........................................   160,200   1,485,252
#   Iino Kaiun Kaisha, Ltd..............................   538,200   1,946,021
    Inaba Denki Sangyo Co., Ltd.........................   138,700   5,022,738
#   Inaba Seisakusho Co., Ltd...........................    49,700     607,853
    Inabata & Co., Ltd..................................   296,300   2,957,888
    Interworks, Inc.....................................     6,800      72,131
#   Inui Global Logistics Co., Ltd......................    71,880     655,778
#   Iseki & Co., Ltd.................................... 1,110,000   2,416,552
    Ishii Iron Works Co., Ltd...........................   110,000     167,059
    Itoki Corp..........................................   215,800   1,222,584
    Iwasaki Electric Co., Ltd...........................   372,000     552,506
    Iwatani Corp........................................ 1,087,000   6,314,657
    J-COM Holdings Co., Ltd.............................    18,000     432,214
#   JAC Recruitment Co., Ltd............................    88,700   1,011,698
#   Jalux, Inc..........................................    39,500     662,442
#   Jamco Corp..........................................    68,400   1,358,044
    Japan Foundation Engineering Co., Ltd...............   119,500     433,561

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
Industrials -- (Continued)
    Japan Pulp & Paper Co., Ltd.........................   506,000 $1,802,747
    Japan Steel Works, Ltd. (The)....................... 1,992,000  8,911,178
    Japan Transcity Corp................................   242,000    912,142
    JK Holdings Co., Ltd................................    89,940    423,901
    Juki Corp...........................................   185,800  1,593,506
    Kamei Corp..........................................   148,700  1,213,140
    Kanaden Corp........................................   110,600  1,028,348
    Kanagawa Chuo Kotsu Co., Ltd........................   190,000  1,145,158
    Kanamoto Co., Ltd...................................   171,600  3,576,890
    Kandenko Co., Ltd...................................   626,000  6,135,593
    Kanematsu Corp...................................... 2,395,625  3,919,738
#   Katakura Industries Co., Ltd........................   136,100  1,615,964
#   Kato Works Co., Ltd.................................   309,000  1,327,896
#   KAWADA TECHNOLOGIES, Inc............................    53,700  1,887,388
    Kawasaki Kinkai Kisen Kaisha, Ltd...................    96,000    260,323
#   Kawasaki Kisen Kaisha, Ltd.......................... 3,035,000  7,449,637
    Keihin Co., Ltd.....................................   249,000    331,250
    KFC, Ltd............................................     1,400     26,394
#*  KI Holdings Co., Ltd................................    88,000    269,998
    Kimura Chemical Plants Co., Ltd.....................    39,900    115,829
#   King Jim Co., Ltd...................................    13,000    108,128
#   Kinki Sharyo Co., Ltd...............................   153,000    379,974
    Kintetsu World Express, Inc.........................   159,100  2,210,612
    Kitagawa Iron Works Co., Ltd........................   496,000    846,665
    Kitano Construction Corp............................   259,000    642,594
#   Kito Corp...........................................   108,500    907,702
    Kitz Corp...........................................   543,500  2,910,546
*   Kobe Electric Railway Co., Ltd......................    39,000    139,486
    Kobelco Eco-Solutions Co., Ltd......................    97,000    377,130
    Koike Sanso Kogyo Co., Ltd..........................   145,000    334,842
#   Kokusai Co., Ltd....................................    41,700    345,513
    Kokuyo Co., Ltd.....................................   525,125  7,718,336
    KOMAIHALTEC, Inc....................................   227,000    446,122
    Komatsu Wall Industry Co., Ltd......................    40,000    636,152
    Komori Corp.........................................   348,700  3,895,376
    Kondotec, Inc.......................................   124,000    923,811
    Konoike Transport Co., Ltd..........................    71,800    830,649
#*  Kosaido Co., Ltd....................................   248,600    736,537
    KRS Corp............................................    36,200    860,366
    Kumagai Gumi Co., Ltd............................... 2,002,000  6,663,747
#   Kuroda Electric Co., Ltd............................   219,100  4,011,149
    Kyodo Printing Co., Ltd.............................   506,000  1,623,567
    Kyokuto Boeki Kaisha, Ltd...........................    58,000    102,920
    Kyokuto Kaihatsu Kogyo Co., Ltd.....................   185,700  1,910,848
    Kyoritsu Printing Co., Ltd..........................   115,700    344,996
    Kyowa Exeo Corp.....................................   481,800  6,267,908
#   Kyudenko Corp.......................................   219,000  7,698,627
    Link And Motivation, Inc............................   251,400    564,820
    Lonseal Corp........................................   116,000    163,434
    Maeda Corp..........................................   821,000  7,457,507
    Maeda Kosen Co., Ltd................................   109,900  1,182,383
    Maeda Road Construction Co., Ltd....................   387,000  7,326,874
    Maezawa Industries, Inc.............................    35,700     95,075

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
Industrials -- (Continued)
    Maezawa Kasei Industries Co., Ltd...................    48,900 $  499,363
    Maezawa Kyuso Industries Co., Ltd...................    49,100    672,571
    Makino Milling Machine Co., Ltd.....................   655,000  3,678,236
    Marubeni Construction Material Lease Co., Ltd.......    75,000    131,158
#   Marufuji Sheet Piling Co., Ltd......................    58,000    133,146
    Maruka Machinery Co., Ltd...........................    32,200    356,027
    Maruwa Unyu Kikan Co., Ltd..........................    28,400    809,938
    Maruyama Manufacturing Co., Inc.....................   230,000    392,807
    Maruzen Co., Ltd....................................    46,000    436,177
    Maruzen Showa Unyu Co., Ltd.........................   300,000  1,197,473
    Matsuda Sangyo Co., Ltd.............................    82,882  1,073,028
    Matsui Construction Co., Ltd........................   135,300  1,713,810
    Max Co., Ltd........................................   191,000  2,443,349
    Meidensha Corp...................................... 1,171,050  4,006,723
    Meiji Shipping Co., Ltd.............................   111,000    337,873
#   Meisei Industrial Co., Ltd..........................   251,000  1,206,117
#   Meitec Corp.........................................   181,300  6,034,804
#   Meiwa Corp..........................................   158,000    506,651
    Mesco, Inc..........................................    22,000    186,413
#   METAWATER Co., Ltd..................................    37,800  1,178,648
    Mie Kotsu Group Holdings, Inc.......................   127,100    463,526
    Mirait Holdings Corp................................   374,085  3,983,860
    Mitani Corp.........................................    68,200  2,101,020
    Mitsubishi Kakoki Kaisha, Ltd.......................   117,000    222,386
    Mitsubishi Nichiyu Forklift Co., Ltd................   177,700    955,036
#   Mitsubishi Pencil Co., Ltd..........................   100,300  4,890,048
    Mitsuboshi Belting, Ltd.............................   328,000  2,763,749
#   Mitsui Engineering & Shipbuilding Co., Ltd.......... 5,109,000  7,430,242
    Mitsui Matsushima Co., Ltd..........................   847,000    815,624
    Mitsui-Soko Holdings Co., Ltd.......................   626,000  1,652,610
    Mitsumura Printing Co., Ltd.........................    93,000    183,677
#   Miyaji Engineering Group, Inc.......................   332,175    484,078
    Morita Holdings Corp................................   227,700  3,122,253
#   NAC Co., Ltd........................................    61,700    522,826
#   Nachi-Fujikoshi Corp................................ 1,045,000  3,401,501
    Nagase & Co., Ltd...................................   436,500  5,079,876
    Naigai Trans Line, Ltd..............................     3,800     33,192
    Nakabayashi Co., Ltd................................   211,000    561,150
    Nakano Corp.........................................    29,600    122,777
    Namura Shipbuilding Co., Ltd........................   220,728  1,246,472
    Narasaki Sangyo Co., Ltd............................   103,000    241,130
    NDS Co., Ltd........................................   241,000    633,615
#   NEC Capital Solutions, Ltd..........................    48,100    714,462
    Nichias Corp........................................   587,000  4,745,131
    Nichiban Co., Ltd...................................   141,000  1,031,755
    Nichiden Corp.......................................    24,300    735,118
    Nichiha Corp........................................   160,180  3,099,700
    Nichireki Co., Ltd..................................   148,000  1,019,202
    Nihon Dengi Co., Ltd................................     3,300     58,376
    Nihon Flush Co., Ltd................................    11,400    127,886
    Nihon Trim Co., Ltd.................................    30,100  2,033,430
    Nikkato Corp........................................       700      2,609
    Nikko Co., Ltd......................................   159,000    523,728

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
Industrials -- (Continued)
    Nikkon Holdings Co., Ltd............................   356,800 $7,122,988
    Nippi, Inc..........................................    25,000    162,888
    Nippo Corp..........................................   227,000  4,172,890
    Nippon Air Conditioning Services Co., Ltd...........    38,300    201,123
#   Nippon Carbon Co., Ltd..............................   648,000  1,215,320
    Nippon Densetsu Kogyo Co., Ltd......................   227,300  4,545,142
    Nippon Filcon Co., Ltd..............................    70,900    308,384
    Nippon Hume Corp....................................   129,400    811,340
    Nippon Kanzai Co., Ltd..............................    88,700  1,475,128
    Nippon Koei Co., Ltd................................   390,000  1,244,983
#   Nippon Parking Development Co., Ltd................. 1,197,800  1,441,212
    Nippon Rietec Co., Ltd..............................     7,000     61,006
    Nippon Road Co., Ltd. (The).........................   384,000  1,573,264
    Nippon Seisen Co., Ltd..............................   100,000    400,869
#*  Nippon Sharyo, Ltd..................................   422,000  1,141,205
#*  Nippon Sheet Glass Co., Ltd......................... 5,848,000  4,280,696
    Nippon Steel & Sumikin Bussan Corp..................   955,599  3,270,296
    Nippon Thompson Co., Ltd............................   410,000  1,342,632
    Nippon Tungsten Co., Ltd............................    62,000    100,091
    Nishi-Nippon Railroad Co., Ltd...................... 1,196,000  6,235,229
    Nishimatsu Construction Co., Ltd.................... 1,794,000  8,894,596
    Nishio Rent All Co., Ltd............................    92,500  2,240,028
#   Nissei ASB Machine Co., Ltd.........................    52,300    945,248
    Nissei Corp.........................................    37,900    346,555
    Nissei Plastic Industrial Co., Ltd..................   184,500  1,218,643
#   Nissha Printing Co., Ltd............................   157,500  3,117,741
    Nisshinbo Holdings, Inc.............................   870,500  8,101,410
    Nissin Corp.........................................   409,000  1,232,774
    Nissin Electric Co., Ltd............................   279,000  4,797,495
    Nitta Corp..........................................   103,700  2,579,856
    Nitto Boseki Co., Ltd...............................   934,000  3,385,364
    Nitto Kogyo Corp....................................   159,700  2,186,996
    Nitto Kohki Co., Ltd................................    68,500  1,590,952
    Nitto Seiko Co., Ltd................................   149,000    421,259
#   Nittoc Construction Co., Ltd........................   140,800    625,308
#   Nittoku Engineering Co., Ltd........................    81,900  1,010,858
    NJS Co., Ltd........................................    30,200    335,754
    Noda Corp...........................................   153,600  1,007,608
#   Nomura Co., Ltd.....................................   218,200  3,266,653
    Noritake Co., Ltd...................................   642,000  1,490,734
    Noritz Corp.........................................   172,400  3,372,547
    NS United Kaiun Kaisha, Ltd.........................   599,000    789,650
    NTN Corp............................................ 2,298,000  7,388,306
    Obara Group, Inc....................................    79,200  3,260,865
    Obayashi Road Corp..................................   166,300  1,178,610
#   Odelic Co., Ltd.....................................    20,000    737,998
    Oiles Corp..........................................   151,350  2,700,282
    Okabe Co., Ltd......................................   242,100  1,880,857
#   Okamoto Machine Tool Works, Ltd.....................   205,000    237,174
    Okamura Corp........................................   381,900  3,943,953
#   OKK Corp............................................   425,000    423,383
    OKUMA Corp..........................................   849,000  6,458,495
    Okumura Corp........................................   999,400  5,900,147

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- -----------
Industrials -- (Continued)
    Onoken Co., Ltd.....................................    84,600 $ 1,029,549
    Organo Corp.........................................   228,000     891,405
#   OSG Corp............................................   452,700   7,541,696
#   OSJB Holdings Corp..................................   538,300   1,080,692
    Outsourcing, Inc....................................    66,100   2,480,167
    Oyo Corp............................................   104,300   1,174,955
    Paraca, Inc.........................................     3,800      59,241
#   Pasco Corp..........................................   137,000     449,740
#   Pasona Group, Inc...................................   126,800     827,084
    Pegasus Sewing Machine Manufacturing Co., Ltd.......    26,100     126,983
#   Penta-Ocean Construction Co., Ltd................... 1,724,600  10,486,207
    Pilot Corp..........................................   188,800   8,223,287
#   Prestige International, Inc.........................   134,500   2,029,818
    Pronexus, Inc.......................................   126,400   1,335,786
#   PS Mitsubishi Construction Co., Ltd.................   144,500     546,219
    Punch Industry Co., Ltd.............................     5,600      43,478
    Quick Co., Ltd......................................    25,100     192,296
    Raito Kogyo Co., Ltd................................   313,100   3,671,899
    Rheon Automatic Machinery Co., Ltd..................   110,500     678,943
    Ryobi, Ltd..........................................   790,200   3,745,635
    Sakai Heavy Industries, Ltd.........................   237,000     422,467
    Sakai Moving Service Co., Ltd.......................    57,400   1,396,677
    Sanki Engineering Co., Ltd..........................   297,600   2,583,699
#   Sanko Metal Industrial Co., Ltd.....................   136,000     388,268
#   Sankyo Tateyama, Inc................................   166,200   2,528,468
    Sankyu, Inc......................................... 1,540,000   8,733,483
#   Sanoyas Holdings Corp...............................    40,600     134,692
    Sanwa Holdings Corp................................. 1,232,600  12,815,688
    Sanyo Denki Co., Ltd................................   259,000   1,221,338
    Sanyo Engineering & Construction, Inc...............    48,000     291,028
    Sanyo Industries, Ltd...............................    99,000     167,323
    Sanyo Trading Co., Ltd..............................    13,600     169,006
#   Sata Construction Co., Ltd..........................    85,399     332,948
    Sato Holdings Corp..................................   153,400   3,514,888
    Sato Shoji Corp.....................................    66,800     426,704
    SBS Holdings, Inc...................................   106,900     738,300
    Secom Joshinetsu Co., Ltd...........................    32,900   1,096,294
    Seibu Electric Industry Co., Ltd....................    78,000     329,682
    Seika Corp..........................................   313,000     767,158
    Seikitokyu Kogyo Co., Ltd...........................   178,300     897,842
    Seino Holdings Co., Ltd.............................   258,600   2,633,551
    Sekisui Jushi Corp..................................   176,700   2,881,508
#   Senko Co., Ltd......................................   564,500   3,536,628
    Senshu Electric Co., Ltd............................    35,100     558,658
    Shibusawa Warehouse Co., Ltd. (The).................   263,000     736,170
    Shibuya Corp........................................    99,700   1,803,609
#   Shima Seiki Manufacturing, Ltd......................   161,400   3,173,149
    Shin Nippon Air Technologies Co., Ltd...............    86,280     916,562
    Shin-Keisei Electric Railway Co., Ltd...............   181,000     708,465
    Shinmaywa Industries, Ltd...........................   550,000   3,645,919
    Shinnihon Corp......................................   186,700   1,666,686
    Shinsho Corp........................................   279,000     468,610
    Shinwa Co., Ltd.....................................    22,400     348,308

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
Industrials -- (Continued)
#*  Shoko Co., Ltd......................................   198,000 $  140,855
    Showa Aircraft Industry Co., Ltd....................    15,837    145,466
    Sinfonia Technology Co., Ltd........................   684,000  1,210,765
    Sinko Industries, Ltd...............................   110,700  1,276,892
    Sintokogio, Ltd.....................................   265,000  2,086,943
    Soda Nikka Co., Ltd.................................    67,000    315,173
    Sodick Co., Ltd.....................................   255,900  2,002,089
#   Space Co., Ltd......................................    66,220    765,963
#   Srg Takamiya Co., Ltd...............................   118,600    502,367
#   Subaru Enterprise Co., Ltd..........................    55,000    208,525
    Sugimoto & Co., Ltd.................................    31,500    362,848
    Sumitomo Densetsu Co., Ltd..........................   104,400  1,173,367
#   Sumitomo Mitsui Construction Co., Ltd............... 5,141,500  4,676,739
    Sumitomo Precision Products Co., Ltd................   189,000    603,280
    Sumitomo Warehouse Co., Ltd. (The)..................   819,000  4,299,801
*   SWCC Showa Holdings Co., Ltd........................ 1,562,000    972,109
    Tadano, Ltd.........................................   591,700  5,708,984
    Taihei Dengyo Kaisha, Ltd...........................   175,000  1,790,525
#   Taiheiyo Kouhatsu, Inc..............................   407,000    284,793
    Taikisha, Ltd.......................................   147,000  3,959,563
    Takamatsu Construction Group Co., Ltd...............    80,000  1,931,968
#   Takano Co., Ltd.....................................    49,400    314,684
    Takaoka Toko Co., Ltd...............................    51,820    905,545
    Takara Printing Co., Ltd............................    48,455    677,887
    Takara Standard Co., Ltd............................   507,000  4,873,601
#   Takasago Thermal Engineering Co., Ltd...............   355,200  4,669,312
    Takashima & Co., Ltd................................   225,000    371,875
#   Takeei Corp.........................................   121,800  1,040,495
#   Takeuchi Manufacturing Co., Ltd.....................   205,200  2,723,753
#   Takigami Steel Construction Co., Ltd. (The).........    50,000    235,994
    Takisawa Machine Tool Co., Ltd......................   368,000    471,019
    Takuma Co., Ltd.....................................   414,000  3,589,183
#   Tanseisha Co., Ltd..................................   187,849  1,451,357
    Tatsuta Electric Wire and Cable Co., Ltd............   257,400    834,692
    TECHNO ASSOCIE Co., Ltd.............................    56,800    553,204
    Techno Ryowa, Ltd...................................    69,390    413,890
    TechnoPro Holdings, Inc.............................    55,500  1,897,074
    Teikoku Electric Manufacturing Co., Ltd.............    96,000    751,870
    Teikoku Sen-I Co., Ltd..............................   102,100  1,382,802
#   Tekken Corp.........................................   464,000  1,704,428
    Teraoka Seisakusho Co., Ltd.........................    53,600    175,419
    Toa Corp............................................ 1,103,000  1,904,629
    TOA ROAD Corp.......................................   266,000    721,167
#   Tobishima Corp...................................... 1,073,200  1,960,342
    Tocalo Co., Ltd.....................................    83,100  1,642,606
    Toda Corp........................................... 1,230,000  6,165,337
    Toenec Corp.........................................   212,000  1,234,052
    Togami Electric Manufacturing Co., Ltd..............    20,000     79,154
#   TOKAI Holdings Corp.................................   528,400  3,452,633
#   Tokai Lease Co., Ltd................................   162,000    307,241
    Tokyo Energy & Systems, Inc.........................   139,000  1,582,335
    Tokyo Keiki, Inc....................................   354,000    580,083
*   Tokyo Kikai Seisakusho, Ltd.........................   205,000     77,207

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
Industrials -- (Continued)
    Tokyo Sangyo Co., Ltd...............................    81,000 $  283,572
    Tokyu Construction Co., Ltd.........................   221,700  2,319,956
    Toli Corp...........................................   261,000    836,271
    Tomoe Corp..........................................   152,000    515,990
#   Tomoe Engineering Co., Ltd..........................    37,200    566,028
    Tonami Holdings Co., Ltd............................   308,000    823,418
    Toppan Forms Co., Ltd...............................   298,500  3,293,954
#   Torishima Pump Manufacturing Co., Ltd...............   117,100  1,281,795
    Toshiba Machine Co., Ltd............................   663,000  2,228,901
#   Toshiba Plant Systems & Services Corp...............   262,650  4,639,262
#   Tosho Printing Co., Ltd.............................   227,000  1,100,106
#   Totetsu Kogyo Co., Ltd..............................   148,900  4,710,233
    Toyo Construction Co., Ltd..........................   424,700  2,174,944
    Toyo Denki Seizo K.K................................   207,000    612,312
#   Toyo Engineering Corp...............................   868,400  2,795,727
    Toyo Machinery & Metal Co., Ltd.....................    87,400    297,847
    Toyo Tanso Co., Ltd.................................    67,000    994,774
    Toyo Wharf & Warehouse Co., Ltd.....................   340,000    482,955
    Trancom Co., Ltd....................................    42,000  2,705,299
    Trinity Industrial Corp.............................    19,000     87,879
    Trusco Nakayama Corp................................   112,700  5,640,065
    Trust Tech, Inc.....................................    48,900    605,601
    Tsubakimoto Chain Co................................   864,700  5,874,883
    Tsubakimoto Kogyo Co., Ltd..........................   117,000    309,720
#*  Tsudakoma Corp......................................   294,000    346,155
#   Tsugami Corp........................................   395,000  1,683,630
    Tsukishima Kikai Co., Ltd...........................   142,900  1,486,910
    Tsurumi Manufacturing Co., Ltd......................    92,200  1,373,563
    TTK Co., Ltd........................................    62,000    287,031
    Uchida Yoko Co., Ltd................................   297,000  1,339,919
    Ueki Corp...........................................   348,000    730,065
#   Union Tool Co.......................................    50,900  1,460,801
    Ushio, Inc..........................................   580,200  7,165,795
    Utoc Corp...........................................    98,700    302,080
#   Wakachiku Construction Co., Ltd..................... 1,052,000  1,671,564
    Wakita & Co., Ltd...................................   219,800  1,480,755
    WDB Holdings Co., Ltd...............................    18,000    140,725
    Weathernews, Inc....................................    27,800    857,436
#   World Holdings Co., Ltd.............................    42,500    644,765
#   Yahagi Construction Co., Ltd........................   159,400  1,442,775
    YAMABIKO Corp.......................................   194,028  1,530,935
    YAMADA Consulting Group Co., Ltd....................     3,800    161,517
    Yamato Corp.........................................    82,000    444,839
    Yamaura Corp........................................    16,200     86,382
    Yamazen Corp........................................   338,900  2,910,702
    Yasuda Logistics Corp...............................    94,300    561,851
    Yokogawa Bridge Holdings Corp.......................   183,100  2,067,400
    Yondenko Corp.......................................   128,800    491,760
    Yuasa Trading Co., Ltd..............................   105,000  2,305,901
    Yuken Kogyo Co., Ltd................................   196,000    336,309
#   Yumeshin Holdings Co., Ltd..........................   154,700  1,141,601
    Yurtec Corp.........................................   249,000  1,468,942
    Yusen Logistics Co., Ltd............................   109,500  1,204,910

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
Industrials -- (Continued)
#   Yushin Precision Equipment Co., Ltd.................    39,000 $    745,255
    Zenitaka Corp. (The)................................     5,000       18,800
#   Zuiko Corp..........................................    20,800      846,665
                                                                   ------------
Total Industrials.......................................            835,379,318
                                                                   ------------
Information Technology -- (11.8%)
#   A&D Co., Ltd........................................   113,900      424,627
#   Advantest Corp......................................   341,400    4,528,167
#   Ai Holdings Corp....................................   247,200    6,061,448
    Aichi Tokei Denki Co., Ltd..........................   187,000      571,213
#   Aiphone Co., Ltd....................................    71,900    1,304,595
#   Aisan Technology Co., Ltd...........................    10,700      432,486
    Alpha Systems, Inc..................................    33,260      573,314
    Amano Corp..........................................   374,300    6,055,011
#   Anritsu Corp........................................   873,500    5,076,895
    AOI Electronics Co., Ltd............................    26,900      530,058
    Argo Graphics, Inc..................................    26,100      467,134
    Arisawa Manufacturing Co., Ltd......................   200,900    1,082,771
#   ArtSpark Holdings, Inc..............................    32,000      532,359
    Asahi Net, Inc......................................    74,800      313,200
#   Ateam, Inc..........................................    62,600    1,165,979
    Axell Corp..........................................    44,900      310,801
    Azbil Corp..........................................   190,300    5,743,523
    Broadband Tower, Inc................................   211,800      379,837
    Broadleaf Co., Ltd..................................   126,400    1,268,744
    CAC Holdings Corp...................................    60,400      464,454
    Canon Electronics, Inc..............................   132,000    2,001,633
    Capcom Co., Ltd.....................................   294,600    6,008,365
    Chino Corp..........................................    35,900      354,076
    Citizen Holdings Co., Ltd........................... 1,041,400    5,578,224
#*  CMK Corp............................................   271,300    1,274,387
    Computer Engineering & Consulting, Ltd..............    74,200    1,036,083
    Computer Institute of Japan, Ltd....................    26,700      122,842
    Comture Corp........................................    19,100      625,564
    CONEXIO Corp........................................   114,700    1,698,930
#   COOKPAD, Inc........................................   287,400    4,028,360
    Cresco, Ltd.........................................    28,500      666,704
#   CROOZ, Inc..........................................    39,700      743,104
    Cube System, Inc....................................    12,300       76,790
#   Dai-ichi Seiko Co., Ltd.............................    55,600      574,659
#   Daishinku Corp......................................   200,000      523,715
    Daito Electron Co., Ltd.............................     5,900       35,147
    Daiwabo Holdings Co., Ltd........................... 1,186,000    2,767,353
    Denki Kogyo Co., Ltd................................   295,000    1,473,956
    Densan System Co., Ltd..............................     1,600       23,546
    Digital Arts, Inc...................................    58,200    1,327,868
#   Digital Garage, Inc.................................    89,100    1,692,786
    Dip Corp............................................    91,600    2,755,973
    DKK-Toa Corp........................................    38,200      175,591
    DTS Corp............................................   122,000    2,407,076
    Eizo Corp...........................................   104,200    2,841,620
#   Elecom Co., Ltd.....................................   102,900    2,370,601
    Elematec Corp.......................................    52,271    1,161,376

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
Information Technology -- (Continued)
    EM Systems Co., Ltd.................................    40,800 $  525,420
#   Enplas Corp.........................................    59,300  1,664,127
    ESPEC Corp..........................................   118,000  1,568,828
#   Excel Co., Ltd......................................    49,300    656,053
#   F@N Communications, Inc.............................   276,600  2,243,383
    Faith, Inc..........................................    27,910    288,675
#*  FDK Corp............................................   552,000    492,767
    Ferrotec Corp.......................................   174,000  2,270,792
    Forval Corp.........................................     4,700     34,136
    Fuji Soft, Inc......................................   117,500  2,912,899
    Fujitsu Frontech, Ltd...............................    75,300    739,978
    Fukui Computer Holdings, Inc........................    14,700    280,785
    Furuno Electric Co., Ltd............................   137,500    690,038
    Furuya Metal Co., Ltd...............................    11,800    196,022
    Fusion Partners Co..................................    54,200    287,476
    Future Corp.........................................   129,200  1,023,466
    GMO internet, Inc...................................   410,800  5,319,212
#   GMO Payment Gateway, Inc............................    98,500  5,652,257
*   Gree, Inc...........................................   672,200  3,395,166
    Gurunavi, Inc.......................................   172,800  4,555,260
    Hagiwara Electric Co., Ltd..........................    14,500    257,416
    Hakuto Co., Ltd.....................................    80,700    731,534
#   Hearts United Group Co., Ltd........................    42,400  1,338,273
    Hibino Corp.........................................     1,300     33,355
#   Hioki EE Corp.......................................    52,200    941,565
    Hitachi Kokusai Electric, Inc.......................   332,500  5,314,769
    Hitachi Maxell, Ltd.................................   109,000  1,821,146
#   Hochiki Corp........................................   140,000  1,559,756
#   Hokuriku Electric Industry Co., Ltd.................   482,000    587,829
    Honda Tsushin Kogyo Co., Ltd........................     9,300     71,762
#   Horiba, Ltd.........................................   212,650  9,950,826
#   Hosiden Corp........................................   357,900  2,189,521
    I-Net Corp..........................................    53,900    571,792
    Ibiden Co., Ltd.....................................   477,378  6,094,112
    Icom, Inc...........................................    49,600  1,025,846
#   Ikegami Tsushinki Co., Ltd..........................   339,000    404,055
#   Imagica Robot Holdings, Inc.........................    57,100    391,827
    Ines Corp...........................................   183,900  1,954,859
    Infocom Corp........................................    80,400  1,094,312
#   Infomart Corp.......................................    91,100    984,161
    Information Services International-Dentsu, Ltd......    75,900  1,479,891
    Innotech Corp.......................................   105,000    486,761
    Internet Initiative Japan, Inc......................   192,400  4,059,644
#   Iriso Electronics Co., Ltd..........................    55,300  3,232,324
#   Istyle, Inc.........................................   174,800  1,563,803
    Itfor, Inc..........................................   100,200    507,306
*   Iwatsu Electric Co., Ltd............................   572,000    372,242
    Japan Asia Group, Ltd...............................    49,600    188,132
#   Japan Aviation Electronics Industry, Ltd............   330,000  4,853,725
#   Japan Cash Machine Co., Ltd.........................    30,800    315,236
    Japan Digital Laboratory Co., Ltd...................   107,700  1,485,035
#*  Japan Display, Inc.................................. 1,967,700  3,532,137
#   Japan Material Co., Ltd.............................    54,700  1,933,287

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                         SHARES   VALUE++
                                                         ------- ----------
Information Technology -- (Continued)
#   Japan Radio Co., Ltd................................ 355,000 $1,001,688
#   Jastec Co., Ltd.....................................  47,800    483,269
#   JBCC Holdings, Inc..................................  87,500    562,966
    Justsystems Corp.................................... 198,400  1,704,268
    Kaga Electronics Co., Ltd........................... 105,100  1,299,636
    Kanematsu Electronics, Ltd..........................  74,100  1,399,778
#*  KLab, Inc........................................... 191,400  1,133,136
#   Koa Corp............................................ 195,900  1,623,448
    Kyosan Electric Manufacturing Co., Ltd.............. 279,000    991,198
    Kyowa Electronic Instruments Co., Ltd............... 135,100    444,610
#   LAC Co., Ltd........................................  87,300    813,165
    Lasertec Corp.......................................  92,500  1,295,069
    Macnica Fuji Electronics Holdings, Inc.............. 161,650  1,566,294
    Mamezou Holdings Co., Ltd...........................  85,300    812,079
    MarkLines Co., Ltd..................................     500     14,131
    Marubun Corp........................................  95,700    555,606
    Maruwa Co., Ltd.....................................  53,400  2,013,018
#   Marvelous, Inc...................................... 196,300  1,507,113
    MCJ Co., Ltd........................................  97,200    566,722
#   Megachips Corp...................................... 107,400  1,301,845
*   Meiko Electronics Co., Ltd.......................... 121,800    423,330
    Melco Holdings, Inc.................................  75,500  2,150,039
#   Micronics Japan Co., Ltd............................ 182,200  1,609,361
    MIMAKI ENGINEERING Co., Ltd.........................  64,000    274,907
    Mimasu Semiconductor Industry Co., Ltd..............  92,281    950,477
    Miraial Co., Ltd....................................  29,800    212,352
    Miroku Jyoho Service Co., Ltd....................... 103,400  1,369,201
#   Mitsubishi Research Institute, Inc..................  36,500  1,131,082
#   Mitsui High-Tec, Inc................................ 139,000    963,988
#*  Mitsumi Electric Co., Ltd........................... 527,600  2,638,880
    MTI, Ltd............................................ 189,500  1,262,416
#   Mutoh Holdings Co., Ltd............................. 134,000    301,699
    Nagano Keiki Co., Ltd...............................  14,900     86,649
#   Nakayo, Inc......................................... 390,000  1,217,945
    NEC Networks & System Integration Corp.............. 136,600  2,509,309
    NET One Systems Co., Ltd............................ 525,900  3,560,882
*   New Japan Radio Co., Ltd............................  96,000    337,318
#   Nexyz Group Corp....................................  48,000    601,630
#   Nichicon Corp....................................... 334,200  2,469,141
    Nihon Dempa Kogyo Co., Ltd.......................... 102,700    857,637
    Nihon Unisys, Ltd................................... 351,175  4,786,789
#   Nippon Ceramic Co., Ltd.............................  62,200  1,233,606
    Nippon Chemi-Con Corp............................... 950,000  1,389,955
#   Nippon Kodoshi Corp.................................  25,000    194,017
    Nippon Signal Co., Ltd.............................. 310,600  2,963,060
    Nippon Systemware Co., Ltd..........................  38,100    459,285
    Nohmi Bosai, Ltd.................................... 145,900  2,189,055
#   Noritsu Koki Co., Ltd............................... 117,500    793,773
    NS Solutions Corp................................... 184,800  3,488,894
    NSD Co., Ltd........................................ 157,880  2,613,780
    Nuflare Technology, Inc.............................  24,200  1,159,679
#   Ohara, Inc..........................................  47,600    250,039
#   Okaya Electric Industries Co., Ltd..................  73,000    263,786

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- -----------
Information Technology -- (Continued)
    Oki Electric Industry Co., Ltd...................... 4,930,000 $ 6,702,072
    ONO Sokki Co., Ltd..................................    58,400     490,806
#   Optex Co., Ltd......................................    63,900   1,477,430
#*  Optim Corp..........................................    11,900     510,215
#   Origin Electric Co., Ltd............................   173,000     462,225
    Osaki Electric Co., Ltd.............................   229,000   1,842,614
    Panasonic Industrial Devices SUNX Co., Ltd..........   111,600     676,664
    PCA Corp............................................     2,500      28,711
    Poletowin Pitcrew Holdings, Inc.....................    76,100     588,843
    Riken Keiki Co., Ltd................................    81,300     928,348
    Riso Kagaku Corp....................................   179,500   2,585,987
    Roland DG Corp......................................    53,600   1,114,611
    Rorze Corp..........................................    40,700     741,138
#*  RVH, Inc............................................    58,700     601,765
    Ryoden Corp.........................................   178,000   1,118,657
    Ryosan Co., Ltd.....................................   191,900   5,915,742
#   Ryoyo Electro Corp..................................   112,100   1,363,849
#   Sakura Internet, Inc................................    79,100     702,439
    Sanken Electric Co., Ltd............................   698,000   2,456,351
    Sanshin Electronics Co., Ltd........................   164,300   1,448,687
    Satori Electric Co., Ltd............................    85,880     566,457
    Saxa Holdings, Inc..................................   298,000     572,029
    Shibaura Electronics Co., Ltd.......................    29,100     492,344
    Shibaura Mechatronics Corp..........................   200,000     418,783
    Shindengen Electric Manufacturing Co., Ltd..........   433,000   1,624,930
#*  Shinkawa, Ltd.......................................    94,400     476,756
    Shinko Electric Industries Co., Ltd.................   470,400   2,574,596
    Shinko Shoji Co., Ltd...............................   127,300   1,293,207
    Shizuki Electric Co., Inc...........................   100,000     548,934
#   Siix Corp...........................................    92,900   3,420,570
    SK-Electronics Co., Ltd.............................     8,900      92,757
    SMK Corp............................................   372,000   1,246,157
    SMS Co., Ltd........................................   150,200   3,547,059
    Softbank Technology Corp............................    29,000     606,989
#*  Softbrain Co., Ltd..................................   161,300     662,089
    Softcreate Holdings Corp............................    17,000     203,952
    Sourcenext Corp.....................................    46,100     258,847
    SRA Holdings........................................    56,900   1,219,448
#   Star Micronics Co., Ltd.............................   221,700   2,607,220
#   Sumco Corp..........................................   991,800   7,366,518
#   Sumida Corp.........................................   107,549     919,523
    Sun-Wa Technos Corp.................................    40,500     278,363
    Suzuden Corp........................................     1,200      11,057
    Systena Corp........................................   116,600   1,923,299
#   Tabuchi Electric Co., Ltd...........................   154,600     537,269
    Tachibana Eletech Co., Ltd..........................    85,260     953,068
    Taiyo Yuden Co., Ltd................................   678,700   6,037,104
    Tamura Corp.........................................   457,000   1,396,652
    TechMatrix Corp.....................................    46,400   1,051,325
#   Tecnos Japan, Inc...................................    49,400     986,756
    Teikoku Tsushin Kogyo Co., Ltd......................   198,000     287,441
    TIS, Inc............................................   505,101  13,041,185
    TKC Corp............................................   104,700   2,964,189

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
Information Technology -- (Continued)
#   Tokyo Electron Device, Ltd..........................    37,200 $    546,129
    Tokyo Seimitsu Co., Ltd.............................   231,900    5,449,048
    Tomen Devices Corp..................................     2,400       42,756
#   Topcon Corp.........................................   586,200    5,607,146
    Torex Semiconductor, Ltd............................    19,000      204,611
    Tose Co., Ltd.......................................    22,100      143,567
#*  Toshiba TEC Corp....................................   806,000    2,786,384
    Toukei Computer Co., Ltd............................    22,710      407,918
    Towa Corp...........................................   124,500    1,358,453
    Toyo Corp...........................................   134,700    1,416,995
    Transcosmos, Inc....................................   154,000    4,406,643
    Tri Chemical Laboratories, Inc......................    25,000      480,959
    UKC Holdings Corp...................................    69,700    1,096,518
    Ulvac, Inc..........................................   252,600    7,826,292
*   Uniden Holdings Corp................................   376,000      452,182
    UNIRITA, Inc........................................     3,500       56,961
#*  UT Group Co., Ltd...................................   189,500      839,998
#   V Technology Co., Ltd...............................    25,000    3,250,845
#*  V-Cube, Inc.........................................    58,700      444,426
    VeriServe Corp......................................     8,700      283,823
#   Vitec Holdings Co., Ltd.............................    43,500      429,711
#   Voyage Group, Inc...................................    22,400      202,024
#   Wacom Co., Ltd......................................   920,300    3,745,789
    Wellnet Corp........................................    80,700    1,404,204
#   Y A C Co., Ltd......................................    36,000      484,861
#   Yamaichi Electronics Co., Ltd.......................   146,000    1,094,997
    Yashima Denki Co., Ltd..............................    25,600      144,682
    Yokowo Co., Ltd.....................................    86,200      505,209
*   Zappallas, Inc......................................    55,900      200,105
    Zuken, Inc..........................................    78,300      765,635
                                                                   ------------
Total Information Technology............................            383,583,822
                                                                   ------------
Materials -- (11.1%)
    Achilles Corp.......................................   909,000    1,249,433
    ADEKA Corp..........................................   544,000    7,201,792
    Agro-Kanesho Co., Ltd...............................    36,100      387,144
    Aichi Steel Corp....................................   654,000    3,263,886
    Alconix Corp........................................    56,000      779,099
    Arakawa Chemical Industries, Ltd....................    87,500      844,220
    Araya Industrial Co., Ltd...........................   268,000      346,259
#   Asahi Holdings, Inc.................................   174,650    2,977,299
    Asahi Printing Co., Ltd.............................       800       19,045
    Asahi Yukizai Corp..................................   412,000      774,481
    Asia Pile Holdings Corp.............................    23,300       97,680
    C Uyemura & Co., Ltd................................    23,100    1,013,750
    Carlit Holdings Co., Ltd............................    74,100      352,385
    Chuetsu Pulp & Paper Co., Ltd.......................   552,000    1,154,751
*   Chugai Mining Co., Ltd.............................. 1,012,400      206,797
    Chugoku Marine Paints, Ltd..........................   345,000    2,328,812
#   Dai Nippon Toryo Co., Ltd...........................   740,000    1,460,386
    Daido Steel Co., Ltd................................ 1,685,000    6,838,178
#   Daiichi Kigenso Kagaku-Kogyo Co., Ltd...............    17,600      465,550
    Daiken Corp.........................................   406,000    1,370,457

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
Materials -- (Continued)
    Daiki Aluminium Industry Co., Ltd...................   157,000 $  481,250
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd...............................................   408,000  1,871,690
#   Daio Paper Corp.....................................   497,300  5,596,095
#*  DC Co., Ltd.........................................   110,700    438,868
    Denka Co., Ltd...................................... 1,949,000  8,451,965
#   DKS Co., Ltd........................................   226,000    748,186
#   Dowa Holdings Co., Ltd.............................. 1,464,000  7,717,334
    Dynapac Co., Ltd....................................    25,000     59,332
    FP Corp.............................................   148,000  7,727,472
    Fuji Seal International, Inc........................   132,100  5,199,120
    Fujikura Kasei Co., Ltd.............................   145,500    854,139
    Fujimi, Inc.........................................    98,100  1,648,193
    Fujimori Kogyo Co., Ltd.............................    78,200  1,668,864
    Fumakilla, Ltd......................................    94,000    591,896
    Fuso Chemical Co., Ltd..............................    69,700  1,102,612
#   Geostr Corp.........................................    11,000     93,775
    Godo Steel, Ltd.....................................   874,000  1,466,632
    Gun-Ei Chemical Industry Co., Ltd...................   286,000    851,644
    Harima Chemicals Group, Inc.........................    73,300    372,684
#   Hodogaya Chemical Co., Ltd..........................   339,000    834,143
    Hokkan Holdings, Ltd................................   275,000    847,927
    Hokko Chemical Industry Co., Ltd....................   104,000    286,865
    Hokuetsu Kishu Paper Co., Ltd.......................   857,799  6,065,466
    Honshu Chemical Industry Co., Ltd...................    14,000     93,972
    Ihara Chemical Industry Co., Ltd....................   199,100  2,096,967
    Ise Chemicals Corp..................................    81,000    342,693
*   Ishihara Sangyo Kaisha, Ltd......................... 1,911,500  1,239,326
#   Ishizuka Glass Co., Ltd.............................   119,000    175,711
    Japan Pure Chemical Co., Ltd........................     1,600     34,075
#   JCU Corp............................................    28,800    934,529
    JSP Corp............................................    72,300  1,669,932
#   Kanto Denka Kogyo Co., Ltd..........................   255,000  2,754,919
    Katakura & Co-op Agri Corp..........................    39,000     75,712
    Kawakin Holdings Co., Ltd...........................    11,000     30,929
    Kimoto Co., Ltd.....................................   228,000    381,017
    Koatsu Gas Kogyo Co., Ltd...........................   158,493  1,035,246
#   Kogi Corp...........................................    55,000     95,520
    Kohsoku Corp........................................    60,200    532,442
    Konishi Co., Ltd....................................   193,600  2,535,922
    Krosaki Harima Corp.................................   270,000    653,461
    Kureha Corp.........................................   824,500  3,431,122
    Kurimoto, Ltd.......................................   615,000    997,487
    Kyoei Steel, Ltd....................................   106,200  2,061,445
    Kyowa Leather Cloth Co., Ltd........................    47,700    380,976
    Lintec Corp.........................................   286,700  6,069,388
#   MEC Co., Ltd........................................   109,500    962,566
    Mitani Sekisan Co., Ltd.............................    27,500    561,954
*   Mitsubishi Paper Mills, Ltd......................... 1,679,000  1,175,519
    Mitsubishi Steel Manufacturing Co., Ltd.............   849,000  1,418,092
#   Mitsui Mining & Smelting Co., Ltd................... 3,627,000  6,883,451
#   MORESCO Corp........................................    41,300    489,230
    Mory Industries, Inc................................   152,000    457,855
*   Nakayama Steel Works, Ltd...........................   845,000    441,578

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
Materials -- (Continued)
    Neturen Co., Ltd....................................   177,600 $1,371,745
#*  New Japan Chemical Co., Ltd.........................   182,300    243,153
    Nicca Chemical Co., Ltd.............................     1,400     11,193
    Nichia Steel Works, Ltd.............................   164,900    367,616
    Nihon Kagaku Sangyo Co., Ltd........................    71,000    519,566
#   Nihon Nohyaku Co., Ltd..............................   260,400  1,409,534
    Nihon Parkerizing Co., Ltd..........................   553,500  6,662,209
    Nihon Yamamura Glass Co., Ltd.......................   496,000    782,193
#   Nippon Carbide Industries Co., Inc..................   434,000    618,022
    Nippon Chemical Industrial Co., Ltd.................   477,000    998,822
#   Nippon Chutetsukan K.K..............................    20,000     28,696
#   Nippon Concrete Industries Co., Ltd.................   242,300    880,006
    Nippon Denko Co., Ltd...............................   673,414  1,108,542
    Nippon Fine Chemical Co., Ltd.......................    81,000    617,602
#   Nippon Kasei Chemical Co., Ltd......................   192,000    198,483
    Nippon Kayaku Co., Ltd..............................   683,000  7,064,690
*   Nippon Kinzoku Co., Ltd.............................   293,000    286,515
#   Nippon Koshuha Steel Co., Ltd.......................   460,000    307,911
#   Nippon Light Metal Holdings Co., Ltd................ 3,065,900  6,959,940
#   Nippon Paper Industries Co., Ltd....................   290,600  5,287,414
    Nippon Pillar Packing Co., Ltd......................   116,800  1,214,839
    Nippon Soda Co., Ltd................................   827,000  3,628,164
    Nippon Synthetic Chemical Industry Co., Ltd. (The)..   287,000  1,784,643
    Nippon Valqua Industries, Ltd.......................   489,000  1,273,853
    Nippon Yakin Kogyo Co., Ltd.........................   831,300  1,080,764
#   Nisshin Steel Co., Ltd..............................   582,592  7,223,775
#   Nitta Gelatin, Inc..................................    46,900    351,351
    Nittetsu Mining Co., Ltd............................   344,000  1,187,178
#   Nitto FC Co., Ltd...................................    65,100    527,102
    NOF Corp............................................   870,000  7,504,524
    Okamoto Industries, Inc.............................   405,000  4,168,928
    Okura Industrial Co., Ltd...........................   284,000    836,607
    Osaka Organic Chemical Industry, Ltd................    66,000    390,384
    Osaka Soda Co., Ltd.................................   424,000  1,816,489
    Osaka Steel Co., Ltd................................    83,300  1,529,336
#   OSAKA Titanium Technologies Co., Ltd................   113,100  1,437,935
#*  Pacific Metals Co., Ltd.............................   924,000  2,500,936
    Pack Corp. (The)....................................    80,200  2,211,976
#*  Rasa Industries, Ltd................................   480,000    456,901
    Rengo Co., Ltd...................................... 1,261,000  8,278,146
#   Riken Technos Corp..................................   212,600    936,602
    Sakai Chemical Industry Co., Ltd....................   570,000  1,553,436
    Sakata INX Corp.....................................   245,100  3,119,183
    Sanyo Chemical Industries, Ltd......................   349,000  3,030,527
    Sanyo Special Steel Co., Ltd........................   650,300  3,470,971
    Sekisui Plastics Co., Ltd...........................   268,000    877,601
    Shikoku Chemicals Corp..............................   225,000  2,051,834
    Shin-Etsu Polymer Co., Ltd..........................   226,000  1,439,904
    Shinagawa Refractories Co., Ltd.....................   264,000    470,310
#   Shinko Wire Co., Ltd................................   184,000    233,500
    Showa Denko KK......................................   691,099  7,043,719
    Stella Chemifa Corp.................................    58,800  2,112,831
    Sumitomo Bakelite Co., Ltd.......................... 1,163,000  5,581,195

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
Materials -- (Continued)
    Sumitomo Osaka Cement Co., Ltd...................... 2,493,000 $ 11,897,924
    Sumitomo Seika Chemicals Co., Ltd...................   279,000    1,679,687
    T Hasegawa Co., Ltd.................................   131,400    2,376,722
#   T&K Toka Co., Ltd...................................    78,800      706,451
    Taisei Lamick Co., Ltd..............................    29,600      844,641
    Taiyo Holdings Co., Ltd.............................   104,900    3,556,191
    Takasago International Corp.........................    87,200    2,111,389
    Takiron Co., Ltd....................................   295,000    1,437,879
#*  Tanaka Chemical Corp................................    51,200      412,905
    Tayca Corp..........................................   170,000      866,294
    Tenma Corp..........................................    79,600    1,424,429
    Toagosei Co., Ltd...................................   658,000    6,591,305
#   Toda Kogyo Corp.....................................   227,000      638,204
#   Toho Titanium Co., Ltd..............................   177,600    1,115,412
    Toho Zinc Co., Ltd..................................   800,000    2,695,589
    Tokai Carbon Co., Ltd............................... 1,289,000    3,321,484
    Tokushu Tokai Paper Co., Ltd........................   564,580    2,011,395
#*  Tokuyama Corp....................................... 2,159,000    6,659,511
    Tokyo Ohka Kogyo Co., Ltd...........................   220,600    6,536,938
#   Tokyo Rope Manufacturing Co., Ltd...................   802,000    1,313,042
#   Tokyo Steel Manufacturing Co., Ltd..................   652,000    4,605,083
    Tokyo Tekko Co., Ltd................................   251,000      924,113
#   Tomoegawa Co., Ltd..................................   125,000      233,326
#   Tomoku Co., Ltd.....................................   339,000    1,009,451
    Topy Industries, Ltd................................ 1,142,000    2,532,497
#   Toyo Ink SC Holdings Co., Ltd....................... 1,157,000    5,007,146
    Toyo Kohan Co., Ltd.................................   286,000      701,285
    Toyobo Co., Ltd..................................... 5,688,000   10,738,867
    TYK Corp............................................   138,000      217,799
#   UACJ Corp........................................... 1,486,415    3,655,792
    Ube Industries, Ltd................................. 6,453,000   11,250,428
#   W-Scope Corp........................................    81,900    1,857,918
    Wood One Co., Ltd...................................   164,000      382,943
    Yamato Kogyo Co., Ltd...............................   184,900    5,220,795
    Yodogawa Steel Works, Ltd...........................   144,700    3,763,733
    Yotai Refractories Co., Ltd.........................     8,000       22,127
    Yuki Gosei Kogyo Co., Ltd...........................    64,000      142,751
    Yushiro Chemical Industry Co., Ltd..................    61,400      850,718
    Zeon Corp...........................................   770,000    6,354,121
                                                                   ------------
Total Materials.........................................            362,838,173
                                                                   ------------
Telecommunication Services -- (0.1%)
*   Broadmedia Corp.....................................    98,100       87,753
#   Okinawa Cellular Telephone Co.......................    43,600    1,348,179
    WirelessGate, Inc...................................    33,300      580,286
                                                                   ------------
Total Telecommunication Services........................              2,016,218
                                                                   ------------
Utilities -- (0.7%)
    Hiroshima Gas Co., Ltd..............................    72,800      222,808
#   Hokkaido Electric Power Co., Inc.................... 1,066,400    8,459,007
    Hokkaido Gas Co., Ltd...............................   281,000      769,307
    Hokuriku Gas Co., Ltd...............................    99,000      255,967

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                            SHARES      VALUE++
                                                          ---------- --------------
Utilities -- (Continued)
     K&O Energy Group, Inc...............................     79,000 $    1,126,692
     Okinawa Electric Power Co., Inc. (The)..............    212,534      4,279,767
     Saibu Gas Co., Ltd..................................  1,838,000      4,589,173
     Shizuoka Gas Co., Ltd...............................    308,600      2,321,085
     Toell Co., Ltd......................................     11,100         88,506
#    West Holdings Corp..................................     96,800        634,845
                                                                     --------------
Total Utilities..........................................                22,747,157
                                                                     --------------
TOTAL COMMON STOCKS......................................             2,957,126,435
                                                                     --------------

                                                                        VALUE+
                                                                     --------------
SECURITIES LENDING COLLATERAL -- (9.2%)
(S)@ DFA Short Term Investment Fund...................... 25,869,787    299,313,432
                                                                     --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $2,938,040,891)^^....            $3,256,439,867
                                                                     ==============

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                 LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                 ------- -------------- ------- --------------
  Common Stocks
     Consumer Discretionary.....   --    $  578,850,236   --    $  578,850,236
     Consumer Staples...........   --       270,790,451   --       270,790,451
     Energy.....................   --        27,801,037   --        27,801,037
     Financials.................   --       340,406,492   --       340,406,492
     Health Care................   --       132,713,531   --       132,713,531
     Industrials................   --       835,379,318   --       835,379,318
     Information Technology.....   --       383,583,822   --       383,583,822
     Materials..................   --       362,838,173   --       362,838,173
     Telecommunication Services.   --         2,016,218   --         2,016,218
     Utilities..................   --        22,747,157   --        22,747,157
  Securities Lending Collateral.   --       299,313,432   --       299,313,432
                                   --    --------------   --    --------------
  TOTAL.........................   --    $3,256,439,867   --    $3,256,439,867
                                   ==    ==============   ==    ==============

                     THE ASIA PACIFIC SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                         ---------- -----------
COMMON STOCKS -- (85.8%)

AUSTRALIA -- (45.4%)
*   AAT Corp., Ltd......................................         99 $        --
    Acrux, Ltd..........................................    660,428     368,658
    Adelaide Brighton, Ltd..............................  3,668,074  16,484,685
*   AED Oil, Ltd........................................    363,401          --
#   Ainsworth Game Technology, Ltd......................    801,969   1,272,430
*   AJ Lucas Group, Ltd.................................     29,668       4,610
*   Alkane Resources, Ltd...............................  1,463,658     263,263
    ALS, Ltd............................................  1,315,878   5,108,759
    Altium, Ltd.........................................    222,654   1,241,564
*   Altona Mining, Ltd..................................  1,108,169     118,722
#   Alumina, Ltd........................................  8,772,038   8,869,253
#   AMA Group, Ltd......................................    174,066     122,537
    Ansell, Ltd.........................................    551,617   8,127,709
*   Antares Energy, Ltd.................................    199,346       6,778
#   AP Eagers, Ltd......................................    234,655   2,160,507
*   APN News & Media, Ltd...............................  1,013,481   3,173,850
    APN Outdoor Group, Ltd..............................     98,531     604,027
#   ARB Corp., Ltd......................................    472,048   6,517,604
    Ardent Leisure Group................................    262,463     423,589
#*  Arrium, Ltd......................................... 17,951,296     300,126
#   Asaleo Care, Ltd....................................    347,314     359,286
*   ASG Group, Ltd......................................    965,543     715,870
*   Atlas Iron, Ltd.....................................  4,541,089      38,251
    AUB Group, Ltd......................................    258,874   2,008,052
*   Ausdrill, Ltd.......................................  1,723,145   1,308,670
#*  Ausenco, Ltd........................................    210,672      61,124
    Austal, Ltd.........................................  1,148,615   1,013,649
#*  Australian Agricultural Co., Ltd....................  2,385,475   3,684,492
    Australian Pharmaceutical Industries, Ltd...........  2,403,274   3,511,556
*   Australian Vintage, Ltd.............................  3,979,004   1,720,969
    Auswide Bank, Ltd...................................     91,436     351,984
    Automotive Holdings Group, Ltd......................  1,464,387   4,799,677
*   Avanco Resources, Ltd...............................  2,444,368     113,505
    Aveo Group..........................................    747,286   1,987,384
    AVJennings, Ltd.....................................  7,051,385   3,394,265
*   AWE, Ltd............................................  3,530,096   2,422,966
    Bank of Queensland, Ltd.............................    889,655   7,157,237
#   Bapcor, Ltd.........................................    258,449   1,125,737
    Beach Energy, Ltd................................... 13,448,071   5,814,069
#*  Beadell Resources, Ltd..............................  2,868,259   1,139,447
    Bega Cheese, Ltd....................................    514,153   2,424,894
#   Bellamy's Australia, Ltd............................    183,940   1,652,047
#   Bendigo & Adelaide Bank, Ltd........................    967,366   7,474,821
    BigAir Group, Ltd...................................     23,037      12,020
#*  Billabong International, Ltd........................    756,968     896,993
#   Blackmores, Ltd.....................................     81,784   9,770,433
    Blue Sky Alternative Investments, Ltd...............     18,684     110,052
    BlueScope Steel, Ltd................................  2,354,984  15,192,688
*   Boart Longyear, Ltd.................................  2,658,836     243,383
*   Boom Logistics, Ltd.................................    166,262      11,754
    Boral, Ltd..........................................  2,174,013  11,369,164

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
AUSTRALIA -- (Continued)
#*  Bradken, Ltd........................................  1,242,062 $ 1,560,598
#   Breville Group, Ltd.................................    771,634   4,710,232
    Brickworks, Ltd.....................................    228,958   2,616,822
    BT Investment Management, Ltd.......................    586,096   4,013,280
#*  Buccaneer Energy, Ltd...............................  3,283,586       2,463
#*  Buru Energy, Ltd....................................    316,943      59,454
#   Cabcharge Australia, Ltd............................    863,423   2,604,321
    Capilano Honey, Ltd.................................      2,915      45,449
    Capitol Health, Ltd.................................    164,543      20,083
*   Capral, Ltd.........................................     58,499       8,021
#   Cardno, Ltd.........................................  1,581,715     690,711
*   Carnarvon Petroleum, Ltd............................  5,095,141     428,644
*   Carnegie Wave Energy, Ltd...........................    563,165      13,198
#   carsales.com, Ltd...................................  1,702,940  16,467,570
#   Cash Converters International, Ltd..................  2,335,703     785,262
*   CDS Technologies, Ltd...............................     13,276          --
#   Cedar Woods Properties, Ltd.........................    323,002   1,134,905
    Challenger, Ltd.....................................    599,909   4,337,879
*   ChemGenex Pharmaceuticals, Ltd......................    115,291          --
    Cleanaway Waste Management, Ltd..................... 10,319,019   6,707,359
#*  Clinuvel Pharmaceuticals, Ltd.......................     46,902     177,983
    Codan, Ltd..........................................    400,153     354,378
#   Collection House, Ltd...............................  2,104,108   2,079,811
    Collins Foods, Ltd..................................    298,062     954,459
*   Cooper Energy, Ltd..................................    421,213      75,889
#   Corporate Travel Management, Ltd....................    221,197   2,629,879
    Coventry Group, Ltd.................................      9,528       7,944
#   Cover-More Group, Ltd...............................    353,468     368,914
#   Credit Corp. Group, Ltd.............................    119,434   1,210,273
#   CSG, Ltd............................................    919,808   1,094,272
    CSR, Ltd............................................  3,350,138   9,806,618
#*  Cudeco, Ltd.........................................    387,893     137,072
*   Cue Energy Resources, Ltd...........................    655,513      35,077
    Data#3, Ltd.........................................    556,711     525,724
#   Decmil Group, Ltd...................................    867,988     540,732
*   Devine, Ltd.........................................    249,766      90,924
    Domino's Pizza Enterprises, Ltd.....................    209,509  12,002,992
*   Donaco International, Ltd...........................     28,566       9,746
    Downer EDI, Ltd.....................................  2,910,872   9,255,226
#*  DSHE Holdings, Ltd..................................     91,564          --
    DuluxGroup, Ltd.....................................  3,101,823  15,668,773
    DWS, Ltd............................................    395,621     399,501
    Eclipx Group, Ltd...................................     25,866      73,342
#*  Elders, Ltd.........................................    367,828   1,091,932
*   Emeco Holdings, Ltd.................................  1,417,146      36,650
#*  Energy Resources of Australia, Ltd..................  1,156,799     299,638
#*  Energy World Corp., Ltd.............................  4,185,404     889,950
*   Enero Group, Ltd....................................     12,387      11,128
    EQT Holdings, Ltd...................................     21,077     274,505
#   ERM Power, Ltd......................................    783,474     608,294
#   Estia Health, Ltd...................................    101,350     395,806
    Euroz, Ltd..........................................    101,762      65,769
    Event Hospitality and Entertainment, Ltd............    483,265   5,436,145

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
AUSTRALIA -- (Continued)
    Evolution Mining, Ltd...............................  4,354,499 $ 9,529,561
    Fairfax Media, Ltd.................................. 14,257,034  11,390,558
    Fantastic Holdings, Ltd.............................    326,291     595,046
*   FAR, Ltd............................................  1,273,819      77,065
    Finbar Group, Ltd...................................    154,390      97,977
#*  Fleetwood Corp., Ltd................................    394,575     632,184
#   FlexiGroup, Ltd.....................................    952,940   1,451,726
#   Flight Centre Travel Group, Ltd.....................    137,515   3,370,046
#   G8 Education, Ltd...................................  1,061,930   3,104,486
    Gazal Corp., Ltd....................................     22,520      40,049
#   GBST Holdings, Ltd..................................     12,563      38,763
    Genworth Mortgage Insurance Australia, Ltd..........    188,160     420,902
*   Global Construction Services, Ltd...................      4,832       1,397
    GrainCorp, Ltd. Class A.............................  1,251,687   8,076,238
*   Grange Resources, Ltd...............................  1,724,297     163,293
#   Greencross, Ltd.....................................    142,588     761,275
#   GUD Holdings, Ltd...................................    814,216   6,224,947
    GWA Group, Ltd......................................  1,861,904   2,982,352
    Hansen Technologies, Ltd............................    117,366     370,049
#   Harvey Norman Holdings, Ltd.........................  1,307,149   4,808,790
    Healthscope, Ltd....................................  3,424,918   7,713,702
    HFA Holdings, Ltd...................................    310,766     531,453
*   Hills, Ltd..........................................  1,277,876     237,723
*   Horizon Oil, Ltd....................................  6,691,326     229,840
*   IDM International, Ltd..............................     23,969          --
    Iluka Resources, Ltd................................  1,211,970   6,465,677
*   Imdex, Ltd..........................................  1,225,370     363,396
#   IMF Bentham, Ltd....................................    700,765     828,877
#   Independence Group NL...............................  2,023,025   6,293,389
*   Infigen Energy......................................  2,044,271   1,851,649
    Infomedia, Ltd......................................  2,051,811   1,045,368
    Integrated Research, Ltd............................    327,026     558,989
#   InvoCare, Ltd.......................................    901,024  10,037,310
#   IOOF Holdings, Ltd..................................  1,900,338  13,075,876
#   IRESS, Ltd..........................................  1,073,207   9,225,957
#   iSelect, Ltd........................................    102,153     100,914
#   iSentia Group, Ltd..................................    126,372     302,353
    Japara Healthcare, Ltd..............................     27,516      54,145
#   JB Hi-Fi, Ltd.......................................    836,109  16,497,137
*   Jupiter Mines, Ltd..................................    405,443      22,647
    K&S Corp., Ltd......................................    265,983     286,444
#*  Karoon Gas Australia, Ltd...........................    738,066     751,108
*   Kingsgate Consolidated, Ltd.........................  1,717,937     535,274
#*  Kingsrose Mining, Ltd...............................    937,248      93,028
*   Lednium, Ltd........................................    195,019          --
*   Lonestar Resources, Ltd.............................     19,612     112,175
#*  Lynas Corp., Ltd....................................  3,390,978     193,801
    MACA, Ltd...........................................    683,733     907,763
*   Macmahon Holdings, Ltd..............................  6,319,933     504,297
    Macquarie Atlas Roads Group.........................    565,764   2,505,125
    Magellan Financial Group, Ltd.......................    466,192   8,107,076
    Mantra Group, Ltd...................................    433,924   1,186,752
#   MaxiTRANS Industries, Ltd...........................    915,613     327,326

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
AUSTRALIA -- (Continued)
*   Mayne Pharma Group, Ltd............................. 5,952,079 $ 9,205,133
#   McMillan Shakespeare, Ltd...........................   427,034   4,579,731
    McPherson's, Ltd....................................   558,677     465,456
*   Medusa Mining, Ltd.................................. 1,179,362     644,834
    Melbourne IT, Ltd...................................   441,811     578,579
#*  Mesoblast, Ltd......................................   143,272     122,014
#   Metals X, Ltd.......................................   837,321   1,046,688
#*  Metcash, Ltd........................................ 4,871,384   7,985,325
*   Michael Hill International, Ltd..................... 1,490,263   1,678,978
#*  Mincor Resources NL................................. 1,067,643     322,236
#   Mineral Resources, Ltd.............................. 1,168,088   8,759,622
#   MMA Offshore, Ltd................................... 2,189,075     491,708
#   Monadelphous Group, Ltd.............................   731,953   5,869,606
    Money3 Corp., Ltd...................................    14,619      15,211
*   Morning Star Gold NL................................   332,749         177
    Mortgage Choice, Ltd................................   680,426   1,089,234
#*  Mount Gibson Iron, Ltd.............................. 4,484,844     987,239
#   Myer Holdings, Ltd.................................. 5,669,367   5,762,860
    MyState, Ltd........................................   187,162     573,542
#   Navitas, Ltd........................................ 1,440,089   6,503,433
#*  Nearmap, Ltd........................................   818,079     312,103
*   NetComm Wireless, Ltd...............................    21,593      47,668
    New Hope Corp., Ltd.................................   165,508     201,405
*   NEXTDC, Ltd.........................................    36,489     103,916
    nib holdings, Ltd................................... 2,713,689   9,550,143
    Nick Scali, Ltd.....................................   165,818     601,054
#   Nine Entertainment Co. Holdings, Ltd................   337,063     281,109
#   Northern Star Resources, Ltd........................ 4,806,957  19,646,887
*   NRW Holdings, Ltd................................... 1,867,109     605,907
    Nufarm, Ltd......................................... 1,276,392   8,047,630
#   Orica, Ltd..........................................    56,461     609,602
*   Orocobre, Ltd.......................................   389,899   1,232,566
    Orora, Ltd.......................................... 3,670,092   8,041,073
#   OrotonGroup, Ltd....................................   131,885     228,445
    OZ Minerals, Ltd.................................... 2,198,276  10,762,935
#   OzForex Group, Ltd..................................   529,225   1,004,455
#   Pacific Current Group, Ltd..........................    30,242     113,436
    Pact Group Holdings, Ltd............................   220,277     955,207
#*  Paladin Energy, Ltd................................. 9,564,569   1,428,475
#*  Panoramic Resources, Ltd............................ 1,781,726     339,352
    Patties Foods, Ltd..................................    42,099      54,287
#   Peet, Ltd........................................... 1,645,757   1,195,244
*   Peninsula Energy, Ltd...............................   209,095     107,177
#   Perpetual, Ltd......................................   356,426  12,340,549
#*  Perseus Mining, Ltd................................. 3,800,711   1,880,538
#   Platinum Asset Management, Ltd......................   320,156   1,475,159
*   Pluton Resources, Ltd...............................    20,710          --
    PMP, Ltd............................................ 2,327,074   1,034,031
    Premier Investments, Ltd............................   574,903   7,091,545
*   Prima Biomed, Ltd................................... 1,409,121      43,519
    Primary Health Care, Ltd............................ 3,292,878  10,244,366
    Prime Media Group, Ltd.............................. 2,031,951     472,980
#   Programmed Maintenance Services, Ltd................ 1,571,908   2,468,997

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
AUSTRALIA -- (Continued)
#   Qube Holdings, Ltd..................................  2,415,703 $ 4,679,422
#*  Ramelius Resources, Ltd.............................    904,535     401,721
#   RCG Corp., Ltd......................................    270,233     384,269
    RCR Tomlinson, Ltd..................................  1,055,209   1,624,278
#   Reckon, Ltd.........................................    363,914     403,085
*   Red 5, Ltd..........................................      9,022         900
#   Reece, Ltd..........................................    231,441   6,856,785
    Regis Healthcare, Ltd...............................    192,846     756,247
    Regis Resources, Ltd................................  2,504,810   7,786,641
    Reject Shop, Ltd. (The).............................    265,486   2,597,561
#*  Resolute Mining, Ltd................................  4,109,574   5,305,704
#   Retail Food Group, Ltd..............................  1,013,789   4,452,976
    Ridley Corp., Ltd...................................  1,354,713   1,492,646
*   RiverCity Motorway Group............................  1,563,354          --
*   RungePincockMinarco, Ltd............................     30,702      11,849
    Ruralco Holdings, Ltd...............................    115,893     292,812
    SAI Global, Ltd.....................................  1,578,339   4,273,159
#*  Salmat, Ltd.........................................    645,788     245,005
    Sandfire Resources NL...............................    570,890   2,507,220
*   Saracen Mineral Holdings, Ltd.......................  5,191,027   6,890,578
    Schaffer Corp., Ltd.................................      2,721      10,680
    SeaLink Travel Group, Ltd...........................     20,752      64,965
#   Select Harvests, Ltd................................    532,021   3,086,434
*   Senetas Corp., Ltd..................................    131,335      12,948
#*  Senex Energy, Ltd...................................  6,438,932   1,330,186
    Servcorp, Ltd.......................................    314,917   1,624,181
    Service Stream, Ltd.................................  1,577,725   1,048,062
#   Seven Group Holdings, Ltd...........................    559,015   2,919,917
    Seven West Media, Ltd...............................  7,785,820   6,146,253
    SG Fleet Group, Ltd.................................     35,137     107,370
    Shine Corporate, Ltd................................     15,573      13,021
    Sigma Pharmaceuticals, Ltd..........................  7,584,855   7,470,132
#*  Silex Systems, Ltd..................................    511,695     114,351
#   Silver Chef, Ltd....................................     99,115     748,894
*   Silver Lake Resources, Ltd..........................  2,755,624   1,367,398
#   Sims Metal Management, Ltd..........................  1,382,214   8,908,443
#   Sirtex Medical, Ltd.................................    412,322   9,871,678
#   Slater & Gordon, Ltd................................  2,016,208     621,377
#   SMS Management & Technology, Ltd....................    575,318     808,908
    Southern Cross Media Group, Ltd.....................  3,905,554   3,749,145
    Spark Infrastructure Group.......................... 11,913,246  23,736,030
*   Specialty Fashion Group, Ltd........................    786,397     334,575
    Spotless Group Holdings, Ltd........................  2,465,220   2,239,103
#*  St Barbara, Ltd.....................................  2,790,122   6,509,811
    Star Entertainment Grp, Ltd. (The)..................  4,207,608  19,004,736
#   Steadfast Group, Ltd................................  1,423,955   2,285,518
*   Strike Energy, Ltd..................................  1,471,668     128,261
*   Sundance Energy Australia, Ltd......................  5,280,450     621,526
#*  Sundance Resources, Ltd.............................  3,228,863       7,386
    Sunland Group, Ltd..................................    729,757     801,029
#   Super Retail Group, Ltd.............................  1,280,749   9,553,214
    Tabcorp Holdings, Ltd...............................  3,586,818  13,346,128
#   Tassal Group, Ltd...................................    901,018   2,823,934

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- ------------
AUSTRALIA -- (Continued)
    Technology One, Ltd.................................  1,645,166 $  7,127,381
#*  Ten Network Holdings, Ltd...........................  1,289,363    1,124,331
#   TFS Corp., Ltd......................................  2,029,504    2,514,425
    Thorn Group, Ltd....................................    595,559      602,122
*   Tiger Resources, Ltd................................  9,447,997      289,886
*   Toro Energy, Ltd....................................     70,156        2,660
    Tox Free Solutions, Ltd.............................    920,496    1,851,071
    Treasury Wine Estates, Ltd..........................    927,059    6,809,590
*   Tribune Resources, Ltd..............................      3,093       18,379
#*  Troy Resources, Ltd.................................  1,647,992      663,018
#*  UGL, Ltd............................................  1,185,950    2,218,955
    Villa World, Ltd....................................    255,978      463,168
    Village Roadshow, Ltd...............................    831,506    3,404,071
*   Virgin Australia Holdings, Ltd.()...................  7,648,897           --
*   Virgin Australia Holdings, Ltd.(B43DQC7)............  5,942,525    1,085,593
*   Virgin Australia Holdings, Ltd.(B9NMCW1)............  5,942,525    1,083,845
    Virtus Health, Ltd..................................    141,367      830,021
    Vita Group, Ltd.....................................     84,312      308,871
#   Vocus Communications, Ltd...........................  4,206,610   28,605,920
#*  Watpac, Ltd.........................................    760,701      491,868
    Webjet, Ltd.........................................    592,968    3,447,761
    Webster, Ltd........................................     23,507       22,539
#   Western Areas, Ltd..................................  1,657,313    3,482,899
*   White Energy Co., Ltd...............................    159,521        7,070
#*  Whitehaven Coal, Ltd................................  4,143,411    5,355,851
#   WorleyParsons, Ltd..................................    481,861    2,758,499
    WPP AUNZ, Ltd.......................................  2,447,007    2,343,100
                                                                    ------------
TOTAL AUSTRALIA.........................................             823,448,694
                                                                    ------------
CHINA -- (0.1%)
    Aupu Group Holding Co., Ltd.........................  2,080,000      687,057
    Chu Kong Shipping Enterprise Group Co., Ltd.........    802,000      215,505
*   Taung Gold International, Ltd.......................  2,170,000       28,019
                                                                    ------------
TOTAL CHINA.............................................                 930,581
                                                                    ------------
HONG KONG -- (21.1%)
*   13 Holdings, Ltd. (The).............................     28,000       11,003
    Aeon Credit Service Asia Co., Ltd...................    564,000      377,939
    Aeon Stores Hong Kong Co., Ltd......................    248,000      206,657
    Agritrade Resources, Ltd............................  2,810,000      529,527
    Alco Holdings, Ltd..................................  1,500,000      686,624
    Allan International Holdings........................    458,000      136,692
    Allied Group, Ltd...................................    663,200    3,378,182
    Allied Properties HK, Ltd........................... 11,945,857    2,441,099
*   Anxian Yuan China Holdings, Ltd.....................  3,100,000       45,312
*   Apac Resources, Ltd................................. 29,587,350      423,465
*   Applied Development Holdings, Ltd...................  2,565,000      130,760
    APT Satellite Holdings, Ltd.........................  2,943,500    2,026,268
    Arts Optical International Hldgs, Ltd...............    730,000      296,206
    Asia Financial Holdings, Ltd........................  2,404,908    1,260,537
    Asia Satellite Telecommunications Holdings, Ltd.....    934,500    1,345,739
    Asia Standard Hotel Group, Ltd...................... 11,437,218    1,514,712

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                         ---------- ----------
HONG KONG -- (Continued)
    Asia Standard International Group, Ltd.............. 13,041,937 $2,709,814
#   ASM Pacific Technology, Ltd.........................    353,700  2,632,943
    Associated International Hotels, Ltd................    952,000  2,639,043
*   Auto Italia Holdings................................  1,900,000     38,777
#*  AVIC Joy Holdings HK, Ltd...........................  2,920,000     68,224
*   Bel Global Resources Holdings, Ltd..................  2,576,000         --
    BEP International Holdings, Ltd..................... 13,670,000    742,510
*   Bestway International Holdings, Ltd.................    205,000     29,104
#   Bonjour Holdings, Ltd............................... 13,988,600    614,177
    Bossini International Holdings, Ltd.................  3,699,500    257,770
    Bright Smart Securities & Commodities Group, Ltd....  3,530,000  1,009,184
#   Brightoil Petroleum Holdings, Ltd...................  4,577,000  1,349,086
#*  Brockman Mining, Ltd................................ 22,810,814    356,719
*   Burwill Holdings, Ltd............................... 29,618,960    841,444
#   Cafe de Coral Holdings, Ltd.........................  2,184,000  7,348,750
    Century City International Holdings, Ltd............  6,235,460    397,751
*   Champion Technology Holdings, Ltd................... 15,193,089    207,650
    Chen Hsong Holdings.................................  1,212,000    247,557
    Cheuk Nang Holdings, Ltd............................    631,045    485,287
    Cheung Wo International Holdings, Ltd...............  9,828,000    309,088
    Chevalier International Holdings, Ltd...............    820,989  1,326,948
*   China Billion Resources, Ltd........................  2,438,000     13,512
*   China Chuanglian Education Group, Ltd...............  4,664,000    109,141
*   China Digicontent Co., Ltd..........................  2,710,000         --
#*  China Energy Development Holdings, Ltd.............. 52,140,000    667,765
*   China Environmental Energy Investment, Ltd..........  1,960,000     25,836
*   China Ever Grand Financial Leasing Group Co., Ltd...    810,000     11,196
    China Flavors & Fragrances Co., Ltd.................    485,028    154,780
*   China Infrastructure Investment, Ltd................  1,892,000     16,100
*   China Medical & Healthcare Group, Ltd............... 42,916,800  2,272,581
    China Metal International Holdings, Inc.............  2,670,000    826,745
#   China Motor Bus Co., Ltd............................     48,600    483,094
#*  China Public Procurement, Ltd.......................  6,096,000     80,451
*   China Smarter Energy Group Holdings, Ltd............  2,656,000    198,775
*   China Solar Energy Holdings, Ltd....................  1,669,500      7,263
*   China Star Entertainment, Ltd.......................  1,850,000    179,192
#*  China Strategic Holdings, Ltd....................... 38,781,250  1,000,628
*   China Ting Group Holdings, Ltd......................  2,565,151    119,222
*   China Wah Yan Healthcare, Ltd....................... 11,685,000    184,382
    Chinney Investments, Ltd............................  1,144,000    270,492
    Chong Hing Bank, Ltd................................     26,000     56,315
#   Chow Sang Sang Holdings International, Ltd..........  2,270,000  4,454,189
    Chuang's China Investments, Ltd.....................  6,201,407    304,443
    Chuang's Consortium International, Ltd..............  6,107,043  1,166,772
    CITIC Telecom International Holdings, Ltd........... 11,463,125  4,321,111
#   CK Life Sciences Int'l Holdings, Inc................ 21,680,000  1,959,287
    CNQC International Holdings, Ltd....................  1,507,500    548,854
    CNT Group, Ltd......................................  8,077,264    487,627
*   Common Splendor International Health Industry
      Group, Ltd........................................  4,110,000    344,197
*   Continental Holdings, Ltd...........................    450,000      6,371
#   Convenience Retail Asia, Ltd........................    142,000     64,617
*   Convoy Financial Holdings, Ltd...................... 45,144,000  1,430,505
#*  Cowell e Holdings, Inc..............................    323,000    129,607

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THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES      VALUE++
                                                         ----------- -----------
HONG KONG -- (Continued)
*   CP Lotus Corp.......................................  11,880,000 $   225,947
*   Crocodile Garments..................................     842,000      90,281
#   Cross-Harbour Holdings, Ltd. (The)..................     679,520     927,675
    CSI Properties, Ltd.................................  36,216,383   1,378,994
#   CW Group Holdings, Ltd..............................   2,494,000     664,977
    Dah Sing Banking Group, Ltd.........................   3,669,116   6,881,820
    Dah Sing Financial Holdings, Ltd....................   1,375,744   9,231,362
    Dan Form Holdings Co., Ltd..........................   4,321,260   1,070,497
    Dickson Concepts International, Ltd.................   1,252,000     429,235
#*  Differ Group Holding Co., Ltd.......................   1,984,000     146,801
*   Dragonite International, Ltd........................      56,000       5,414
    Eagle Nice International Holdings, Ltd..............   1,698,000     414,076
    EcoGreen International Group, Ltd...................   1,586,640     296,391
*   EganaGoldpfeil Holdings, Ltd........................   4,121,757          --
    Emperor Capital Group, Ltd..........................  18,999,000   1,693,743
    Emperor Entertainment Hotel, Ltd....................   4,360,000   1,010,407
    Emperor International Holdings, Ltd.................   8,502,753   1,942,152
*   Emperor Watch & Jewellery, Ltd......................  26,130,000     769,808
*   ENM Holdings, Ltd...................................  14,680,000     768,365
*   EPI Holdings, Ltd...................................   1,950,001      36,283
#*  Esprit Holdings, Ltd................................  14,338,350  11,512,523
*   eSun Holdings, Ltd..................................   4,344,000     431,938
*   Eternity Investment, Ltd............................     830,000      16,333
*   Ezcom Holdings, Ltd.................................      72,576          --
#   Fairwood Holdings, Ltd..............................     671,100   3,154,724
    Far East Consortium International, Ltd..............   8,519,579   2,957,594
*   Far East Holdings International, Ltd................     117,000       9,827
#   FIH Mobile, Ltd.....................................   8,860,000   3,019,421
    First Pacific Co., Ltd..............................   3,518,000   2,736,074
    First Shanghai Investments, Ltd.....................   2,248,000     352,083
    Fountain SET Holdings, Ltd..........................   4,758,000     558,956
    Four Seas Mercantile Holdings, Ltd..................     610,000     259,862
*   Freeman Financial Corp., Ltd........................   1,820,000      94,195
    Fujikon Industrial Holdings, Ltd....................     322,000      49,055
#   Future Bright Holdings, Ltd.........................   3,288,000     359,993
    G-Resources Group, Ltd.............................. 159,333,600   2,800,003
#*  GCL New Energy Holdings, Ltd........................  12,544,000     543,409
#*  Get Nice Financial Group, Ltd.......................     966,600     133,517
#   Get Nice Holdings, Ltd..............................  39,660,000   1,359,059
    Giordano International, Ltd.........................  10,424,000   5,474,817
#*  Global Brands Group Holding, Ltd....................  23,908,000   2,100,369
    Glorious Sun Enterprises, Ltd.......................   4,172,000     511,237
    Gold Peak Industries Holdings, Ltd..................   3,029,642     296,887
    Golden Resources Development International, Ltd.....   3,330,500     184,680
*   Good Resources Holdings, Ltd........................   1,440,000      75,485
*   Grande Holdings, Ltd. (The).........................     882,000      21,031
    Great Eagle Holdings, Ltd...........................     375,467   1,698,000
    Guangnan Holdings, Ltd..............................   2,363,600     265,514
    Guoco Group, Ltd....................................       2,000      22,769
#   Guotai Junan International Holdings, Ltd............  22,013,797   7,417,785
    Haitong International Securities Group, Ltd.........   9,802,191   5,935,519
#   Hang Fat Ginseng Holdings Co., Ltd..................     157,499       3,047
    Hanison Construction Holdings, Ltd..................   2,103,649     340,358

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
HONG KONG -- (Continued)
    Hanny Holdings, Ltd.(BYYCZY8).......................    185,000 $     7,869
    Hanny Holdings, Ltd.(BYYCZY8).......................  7,510,000     320,539
*   Hao Tian Development Group, Ltd..................... 16,639,200     915,808
    Harbour Centre Development, Ltd.....................    935,500   1,641,980
    High Fashion International, Ltd.....................    268,000      65,271
#   HKBN, Ltd...........................................  1,029,500   1,232,344
    HKR International, Ltd..............................  5,901,536   2,568,324
    Hon Kwok Land Investment Co., Ltd...................    314,800     124,999
#   Hong Kong Aircraft Engineering Co., Ltd.............     91,600     597,391
*   Hong Kong Building & Loan Agency, Ltd. (The)........    200,000       8,150
    Hong Kong Ferry Holdings Co., Ltd...................    836,300     956,290
    Hong Kong Shanghai Alliance Holdings, Ltd...........  1,248,002     120,746
*   Hong Kong Television Network, Ltd...................  2,501,751     445,441
#   Hongkong & Shanghai Hotels, Ltd. (The)..............  1,433,112   1,534,029
    Hongkong Chinese, Ltd...............................  5,038,000     957,302
    Hop Hing Group Holdings, Ltd........................  1,812,000      22,495
    Hopewell Holdings, Ltd..............................  3,050,500  10,104,140
#   Hsin Chong Group Holding, Ltd.......................  8,913,658     779,170
    Hua Hong Semiconductor, Ltd.........................    669,000     628,048
    Hung Hing Printing Group, Ltd.......................  2,628,000     304,840
    Hutchison Telecommunications Hong Kong Holdings,
      Ltd............................................... 11,810,000   4,327,218
*   I-CABLE Communications, Ltd.........................  2,906,000     314,740
#   IGG, Inc............................................  3,363,000   1,438,071
#*  Imagi International Holdings, Ltd................... 11,425,600     310,129
*   International Standard Resources Holdings, Ltd...... 26,491,500     379,248
*   iOne Holdings, Ltd.................................. 10,620,000     219,462
    IPE Group, Ltd......................................  3,345,000     725,556
*   IRC, Ltd............................................  9,486,266     203,367
    IT, Ltd.............................................  4,112,532   1,257,326
    ITC Corp., Ltd......................................  1,039,512      82,143
#   ITC Properties Group, Ltd...........................  4,537,057   1,815,894
*   Jinhui Holdings Co., Ltd............................    102,000      11,747
    Johnson Electric Holdings, Ltd......................  1,956,250   4,922,704
#   K Wah International Holdings, Ltd...................  9,048,807   4,580,420
    Kader Holdings Co., Ltd.............................     92,000       7,949
    Kam Hing International Holdings, Ltd................  1,830,000     122,821
*   Kantone Holdings, Ltd...............................    919,364      83,279
    Keck Seng Investments...............................    878,600     668,887
    Kerry Logistics Network, Ltd........................  1,513,000   2,165,274
*   King Pacific International Holdings, Ltd............  1,404,200          --
    Kingmaker Footwear Holdings, Ltd....................  1,668,955     413,560
#*  Kingston Financial Group, Ltd....................... 14,199,000   6,307,309
*   Ko Yo Chemical Group, Ltd...........................  3,956,000      56,830
*   Kong Sun Holdings, Ltd..............................    175,000       8,797
    Kowloon Development Co., Ltd........................  2,468,000   2,300,691
    Kwoon Chung Bus Holdings, Ltd.......................     20,000      10,576
    L'Occitane International SA.........................    230,500     482,164
*   L'sea Resources International Holdings, Ltd.........  5,480,000      93,559
    Lai Sun Development Co., Ltd........................ 84,487,466   1,528,188
    Lai Sun Garment International, Ltd..................  3,321,680     544,019
    Lam Soon Hong Kong, Ltd.............................    302,310     290,920
*   Landing International Development, Ltd.............. 17,340,000     340,023
    Landsea Green Properties Co., Ltd...................    948,000      73,380

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ----------- ----------
HONG KONG -- (Continued)
*   Leading Spirit High-Tech Holdings Co., Ltd..........   2,310,000 $       --
*   Lifestyle China Group, Ltd..........................   1,649,000    329,443
    Lifestyle International Holdings, Ltd...............   1,681,000  2,374,142
    Lippo China Resources, Ltd..........................  20,922,000    534,581
    Lippo, Ltd..........................................   1,161,700    715,767
*   Lisi Group Holdings, Ltd............................   6,924,000    553,675
    Liu Chong Hing Investment, Ltd......................   1,241,200  1,546,736
    Luen Thai Holdings, Ltd.............................   1,207,000    188,505
#   Luk Fook Holdings International, Ltd................   3,053,000  7,762,460
    Luks Group Vietnam Holdings Co., Ltd................     514,913    178,750
    Lung Kee Bermuda Holdings...........................   1,567,875    434,735
#*  Macau Legend Development, Ltd.......................   6,699,000    944,899
    Magnificent Hotel Investment, Ltd...................  13,170,000    296,485
    Major Holdings, Ltd.................................     592,000    165,187
    Man Wah Holdings, Ltd...............................  13,140,800  9,599,640
#*  Mason Financial Holdings, Ltd.......................  16,250,000    576,908
    Matrix Holdings, Ltd................................   1,067,414    424,464
    Melbourne Enterprises, Ltd..........................      39,500    702,649
#   Melco International Development, Ltd................   4,300,000  4,422,300
#*  Midland Holdings, Ltd...............................   5,182,000  1,605,476
    Ming Fai International Holdings, Ltd................   1,879,000    223,009
    Miramar Hotel & Investment..........................     853,000  1,474,803
*   Mongolian Mining Corp...............................   8,115,500     75,282
#   NagaCorp, Ltd.......................................   8,602,000  5,885,843
    Nanyang Holdings, Ltd...............................     133,500    722,410
    National Electronic Hldgs...........................   2,668,600    330,526
*   National United Resources Holdings, Ltd.............  18,280,000    335,413
*   Neo-Neon Holdings, Ltd..............................   2,337,500    289,243
*   Neptune Group, Ltd..................................   3,195,000    138,244
*   NetMind Financial Holdings, Ltd..................... 124,504,000  1,283,811
    New Century Group Hong Kong, Ltd....................  13,351,464    215,865
*   New Times Energy Corp., Ltd.........................   1,946,400     44,395
#   Newocean Energy Holdings, Ltd.......................   7,642,000  2,271,655
    Next Digital, Ltd...................................   4,295,183    221,404
*   O Luxe Holdings, Ltd................................   8,170,500    622,345
*   Orange Sky Golden Harvest Entertainment Holdings,
      Ltd...............................................   9,489,706    472,319
    Orient Overseas International, Ltd..................   1,255,000  4,455,442
*   Orient Power Holdings, Ltd..........................     804,000         --
    Oriental Watch Holdings.............................   3,070,800    364,780
*   Pacific Andes International Holdings, Ltd...........  19,435,067    274,301
#*  Pacific Basin Shipping, Ltd.........................  28,883,000  3,207,609
#   Pacific Textiles Holdings, Ltd......................   5,599,000  7,940,285
    Pak Fah Yeow International, Ltd.....................       5,000      2,482
    Paliburg Holdings, Ltd..............................   3,062,830    887,644
#*  Paradise Entertainment, Ltd.........................   3,652,000    554,560
*   Peace Map Holding, Ltd..............................   1,400,000     33,498
#*  Peace Mark Holdings, Ltd............................   2,712,022         --
*   Pearl Oriental Oil, Ltd.............................  11,849,400    451,558
    Pegasus International Holdings, Ltd.................     226,000     33,545
    Perfect Shape Beauty Technology, Ltd................   1,172,000    118,244
    Pico Far East Holdings, Ltd.........................   4,988,000  1,545,115
    Playmates Holdings, Ltd.............................     692,000    875,504
    Playmates Toys, Ltd.................................   6,208,000  1,176,936

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                         ---------- ----------
HONG KONG -- (Continued)
#   Pokfulam Development Co.............................    234,000 $  383,566
    Polytec Asset Holdings, Ltd......................... 11,323,526    686,406
    Public Financial Holdings, Ltd......................  3,102,000  1,309,898
    PYI Corp., Ltd...................................... 24,147,973    486,984
*   Pyxis Group, Ltd....................................  1,936,000         --
    Raymond Industrial, Ltd.............................     30,400      3,744
#   Regal Hotels International Holdings, Ltd............  2,871,800  1,407,923
*   Rentian Technology Holdings, Ltd....................  1,970,000    132,398
    Rivera Holdings, Ltd................................  5,710,000    335,435
*   Ruixin International Holdings, Ltd..................  3,330,000     18,079
    SA SA International Holdings, Ltd................... 10,699,703  4,670,250
    Safety Godown Co., Ltd..............................    394,000  1,240,734
*   Sandmartin International Holdings, Ltd..............    844,000     34,898
    SAS Dragon Holdings, Ltd............................  2,120,000    350,034
#   SEA Holdings, Ltd...................................  1,162,000  2,790,168
*   SEEC Media Group, Ltd...............................  2,620,000     30,452
    Shangri-La Asia, Ltd................................    652,000    701,503
#   Shenwan Hongyuan HK, Ltd............................  4,141,250  2,067,991
*   Shougang Concord Grand Group, Ltd...................  1,158,000     37,410
    Shun Ho Technology Holdings, Ltd....................  1,254,757    436,983
    Shun Tak Holdings, Ltd.............................. 12,983,419  4,214,331
*   Silver base Group Holdings, Ltd.....................  2,552,515    227,600
*   Sing Pao Media Enterprises, Ltd.....................    250,511         --
    Sing Tao News Corp., Ltd............................  1,974,000    264,247
    Singamas Container Holdings, Ltd.................... 10,968,000  1,019,529
*   Sinocan Holdings, Ltd...............................    350,000         --
    SIS International Holdings..........................     34,000     18,424
    Sitoy Group Holdings, Ltd...........................    891,000    291,630
*   Skyway Securities Group, Ltd........................ 12,270,000    434,916
    SmarTone Telecommunications Holdings, Ltd...........  3,901,531  6,956,206
*   SOCAM Development, Ltd..............................  1,718,771    810,403
*   Solartech International Holdings, Ltd...............  1,220,000     52,771
*   Solomon Systech International, Ltd..................  9,504,000    374,383
    Soundwill Holdings, Ltd.............................    519,500    823,320
*   South China Assets Holdings, Ltd....................  3,047,170     87,217
*   South China Financial Holdings, Ltd.................  7,550,000     65,410
*   South China Holdings Co., Ltd....................... 13,104,000    941,012
#   Stella International Holdings, Ltd..................  1,249,500  2,139,691
    Stelux Holdings International, Ltd..................  3,011,400    236,638
*   Success Universe Group, Ltd.........................  6,716,000    139,432
    Sun Hing Vision Group Holdings, Ltd.................    358,000    126,922
    Sun Hung Kai & Co., Ltd.............................  4,571,429  2,693,201
    Sunwah Kingsway Capital Holdings, Ltd...............  7,690,000    147,172
    TAI Cheung Holdings, Ltd............................  1,961,000  1,621,457
    Tai Sang Land Development, Ltd......................    781,910    419,144
#   Tan Chong International, Ltd........................  1,176,000    382,260
    Tao Heung Holdings, Ltd.............................    688,000    155,830
    Television Broadcasts, Ltd..........................  1,891,800  6,422,564
*   Termbray Industries International Holdings, Ltd.....  2,304,900    202,207
    Tern Properties Co., Ltd............................     51,200     25,896
    Texwinca Holdings, Ltd..............................  5,416,000  4,263,959
    Tian Teck Land, Ltd.................................  1,024,000  1,106,549
*   Titan Petrochemicals Group, Ltd..................... 13,140,000    121,943

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- ------------
HONG KONG -- (Continued)
*   TOM Group, Ltd......................................    264,000 $     70,963
    Town Health International Medical Group, Ltd........  2,338,000      374,462
    Tradelink Electronic Commerce, Ltd..................  4,908,000    1,071,961
#   Transport International Holdings, Ltd...............  1,134,541    3,131,311
#*  Trinity, Ltd........................................  8,046,000      624,084
*   Tristate Holdings, Ltd..............................    188,000       49,405
#*  TSC Group Holdings, Ltd.............................  3,280,000      449,437
#   Tsui Wah Holdings, Ltd..............................    600,000      112,923
    Tysan Holdings, Ltd.................................     40,000       23,355
#*  United Laboratories International Holdings, Ltd.
      (The).............................................  4,840,000    1,897,533
#*  United Photovoltaics Group, Ltd.....................  7,608,000      562,071
*   Universal Technologies Holdings, Ltd................  7,410,000      334,993
*   Up Energy Development Group, Ltd....................  3,929,000       65,328
    Upbest Group, Ltd...................................     36,000       10,208
*   Value Convergence Holdings, Ltd.....................  2,232,000      424,991
#   Value Partners Group, Ltd...........................  6,655,000    5,622,044
    Vanke Property Overseas, Ltd........................     49,000       32,453
    Varitronix International, Ltd.......................  2,619,293    1,148,835
    Vedan International Holdings, Ltd...................  3,272,000      312,809
    Victory City International Holdings, Ltd............ 12,609,663      561,548
    Vitasoy International Holdings, Ltd.................  4,927,000    9,365,498
*   VS International Group, Ltd.........................    488,000       26,777
#   VST Holdings, Ltd...................................  5,123,600    1,223,479
    VTech Holdings, Ltd.................................    628,600    6,837,413
    Wai Kee Holdings, Ltd...............................  7,640,738    2,475,225
    Wang On Group, Ltd..................................  1,740,000       14,802
    Win Hanverky Holdings, Ltd..........................  2,428,000      394,944
*   Winfull Group Holdings, Ltd.........................  9,512,000      224,984
    Wing On Co. International, Ltd......................    759,000    2,228,155
    Wing Tai Properties, Ltd............................  1,923,331    1,146,145
    Wong's International Holdings, Ltd..................    737,641      258,681
    Wong's Kong King International......................    120,000       10,839
*   Xinyi Automobile Glass Hong Kong Enterprises, Ltd...  2,163,250      370,840
    Xinyi Glass Holdings, Ltd........................... 17,658,000   13,514,372
    Yangtzekiang Garment, Ltd...........................    606,500      199,600
    Yau Lee Holdings, Ltd...............................    534,000       77,878
    Yeebo International Holdings, Ltd...................    792,000      245,433
#   YGM Trading, Ltd....................................    447,000      238,363
    YT Realty Group, Ltd................................    749,000      363,045
    Yugang International, Ltd........................... 90,818,000    1,479,843
                                                                    ------------
TOTAL HONG KONG.........................................             383,792,339
                                                                    ------------
NEW ZEALAND -- (9.2%)
#*  a2 Milk Co., Ltd....................................  1,558,157    2,215,929
    Abano Healthcare Group, Ltd.........................     30,725      181,955
    Air New Zealand, Ltd................................  3,693,701    5,883,614
    Briscoe Group, Ltd..................................      2,235        5,456
    Chorus, Ltd.........................................  2,089,594    6,764,980
    Colonial Motor Co., Ltd. (The)......................    144,588      679,317
    Contact Energy, Ltd.................................  2,259,220    8,819,365
#   EBOS Group, Ltd.....................................    451,590    5,387,298
    Fisher & Paykel Healthcare Corp., Ltd...............  3,788,660   28,725,995
    Freightways, Ltd....................................    974,609    4,741,552

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
NEW ZEALAND -- (Continued)
    Genesis Energy, Ltd.................................   636,993 $  1,020,522
    Hallenstein Glasson Holdings, Ltd...................   242,445      457,779
#   Heartland Bank, Ltd.................................   617,920      592,920
    Hellaby Holdings, Ltd...............................   384,437      745,346
#   Infratil, Ltd....................................... 3,268,694    7,951,796
#   Kathmandu Holdings, Ltd.............................   663,170      863,905
    Mainfreight, Ltd....................................   539,049    6,713,202
#   Mercury NZ, Ltd.....................................   807,349    1,826,665
    Methven, Ltd........................................    93,877       85,372
    Metlifecare, Ltd....................................   568,932    2,318,242
    Millennium & Copthorne Hotels New Zealand, Ltd......   395,725      530,646
*   New Zealand Oil & Gas, Ltd.......................... 1,659,791      553,064
    New Zealand Refining Co., Ltd. (The)................   574,344    1,015,302
    Nuplex Industries, Ltd.............................. 1,278,378    4,905,855
*   NZME, Ltd...........................................   945,851      571,446
    NZX, Ltd............................................   952,265      701,959
#   Opus International Consultants, Ltd.................    12,925       10,813
*   Orion Health Group, Ltd.............................     4,001       13,987
*   Pacific Edge, Ltd...................................   442,720      175,288
    PGG Wrightson, Ltd..................................   999,976      322,014
*   Pike River Coal, Ltd................................   490,805           --
#   Port of Tauranga, Ltd...............................   515,305    7,287,715
    Restaurant Brands New Zealand, Ltd..................   480,311    1,892,441
*   Richina Pacific, Ltd................................   274,180           --
*   Rubicon, Ltd........................................ 1,442,620      250,032
#   Ryman Healthcare, Ltd............................... 2,178,421   15,010,728
    Sanford, Ltd........................................   382,357    1,549,871
    Scales Corp., Ltd...................................     6,694       15,090
    Scott Technology, Ltd...............................    39,805       54,826
    Skellerup Holdings, Ltd.............................   544,971      503,510
    SKY Network Television, Ltd......................... 2,080,268    7,354,264
    SKYCITY Entertainment Group, Ltd.................... 5,039,829   18,430,628
#   Steel & Tube Holdings, Ltd..........................   441,625      669,809
    Summerset Group Holdings, Ltd.......................   514,029    1,760,210
    Tourism Holdings, Ltd...............................   337,692      717,425
    Tower, Ltd..........................................   887,040      853,541
    Trade Me Group, Ltd................................. 1,682,617    6,231,663
#   TrustPower, Ltd.....................................    81,096      478,641
    Vector, Ltd......................................... 1,381,288    3,454,053
    Warehouse Group, Ltd. (The).........................   698,604    1,413,743
#*  Xero, Ltd...........................................   167,838    2,398,797
    Z Energy, Ltd.......................................   183,115    1,133,998
                                                                   ------------
TOTAL NEW ZEALAND.......................................            166,242,569
                                                                   ------------
SINGAPORE -- (10.0%)
*   Abterra, Ltd........................................   531,800      140,125
    Accordia Golf Trust................................. 2,246,400    1,123,357
    Amara Holdings, Ltd.................................   922,800      286,843
    Ascendas India Trust................................   898,500      680,213
    ASL Marine Holdings, Ltd............................   694,100      122,484
    Aspial Corp., Ltd...................................    75,877       15,313
#*  Ausgroup, Ltd....................................... 3,548,500      125,268
    Baker Technology, Ltd...............................   289,580      137,400

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
SINGAPORE -- (Continued)
#*  Banyan Tree Holdings, Ltd...........................  1,022,900 $  327,027
#   Best World International, Ltd.......................    826,900    866,258
    Bonvests Holdings, Ltd..............................    950,000    849,726
*   Boustead Projects, Ltd..............................    497,612    230,137
    Boustead Singapore, Ltd.............................  1,809,936  1,078,778
    Breadtalk Group, Ltd................................    894,200    748,940
*   Broadway Industrial Group, Ltd......................  1,547,600    117,964
    Bukit Sembawang Estates, Ltd........................    602,703  2,268,211
    Bund Center Investment, Ltd.........................    659,825    338,479
#   Centurion Corp., Ltd................................    825,900    219,365
#   China Aviation Oil Singapore Corp., Ltd.............  2,305,299  2,516,987
#   China Everbright Water, Ltd.........................  3,519,400  1,579,026
#   Chip Eng Seng Corp., Ltd............................  3,445,300  1,614,141
    Chuan Hup Holdings, Ltd.............................  3,853,500    762,704
    Civmec, Ltd.........................................     53,200     16,281
#*  COSCO Corp. Singapore, Ltd..........................  7,991,900  1,740,860
*   Creative Technology, Ltd............................    272,200    202,523
    CSE Global, Ltd.....................................  3,378,900  1,147,432
#   CWT, Ltd............................................  1,777,900  2,788,947
#*  Del Monte Pacific, Ltd..............................  2,033,764    548,907
#   Delfi, Ltd..........................................    788,500  1,455,943
*   Delong Holdings, Ltd................................     14,725      3,986
*   DMX Technologies Group, Ltd.........................  2,096,000    121,043
#*  Dyna-Mac Holdings, Ltd..............................  2,194,400    164,756
    Elec & Eltek International Co., Ltd.................    147,000    127,743
    Ellipsiz, Ltd.......................................     36,900     10,217
    EnGro Corp., Ltd....................................    354,000    222,370
#*  Ezion Holdings, Ltd.................................  9,985,678  2,266,154
#*  Ezra Holdings, Ltd.................................. 19,242,923    732,701
    Falcon Energy Group, Ltd............................  2,008,800    265,844
#   Far East Orchard, Ltd...............................  1,074,985  1,233,231
#   First Resources, Ltd................................  4,667,900  5,644,517
*   First Ship Lease Trust..............................    160,900     21,434
    First Sponsor Group, Ltd............................    440,661    408,175
*   FJ Benjamin Holdings, Ltd...........................    543,500     22,570
#*  Food Empire Holdings, Ltd...........................  1,256,400    325,023
    Fragrance Group, Ltd................................  6,077,000    765,805
    Frasers Centrepoint, Ltd............................    305,100    345,288
    Fu Yu Corp., Ltd....................................  1,151,700    160,870
#*  Gallant Venture, Ltd................................  4,992,500    731,492
*   Geo Energy Resources, Ltd...........................    432,000     31,761
    GK Goh Holdings, Ltd................................  1,484,065    924,348
#   GL, Ltd.............................................  3,401,300  2,056,007
*   Global Premium Hotels, Ltd..........................    559,480    120,877
#*  GMG Global, Ltd.....................................  1,788,330    749,030
    Golden Agri-Resources, Ltd.......................... 12,979,100  3,496,312
    GP Batteries International, Ltd.....................    235,000    135,252
    GP Industries, Ltd..................................  2,567,609  1,180,639
    GSH Corp., Ltd......................................     60,860     15,695
    GuocoLand, Ltd......................................    556,914    777,356
*   Hanwell Holdings, Ltd...............................  1,771,219    295,919
    Haw Par Corp., Ltd..................................     23,700    162,067
#   Hi-P International, Ltd.............................  1,271,600    348,764

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                         ---------- ----------
SINGAPORE -- (Continued)
    Hiap Hoe, Ltd.......................................    498,000 $  251,207
#   Ho Bee Land, Ltd....................................  1,604,700  2,650,198
#   Hong Fok Corp., Ltd.................................  3,551,394  1,874,843
*   Hong Fok Land, Ltd..................................  1,210,000         --
    Hong Leong Asia, Ltd................................    690,700    388,681
    Hotel Grand Central, Ltd............................  1,461,261  1,437,762
    Hour Glass, Ltd. (The)..............................  1,814,832  1,082,708
#*  HTL International Holdings, Ltd.....................  1,331,843    930,153
    Hwa Hong Corp., Ltd.................................  2,123,500    482,730
#   Hyflux, Ltd.........................................  3,204,200  1,389,158
#   Indofood Agri Resources, Ltd........................  3,432,100  1,184,227
*   InnoTek, Ltd........................................    512,500     57,667
    Innovalues, Ltd.....................................  1,659,300  1,158,724
    IPC Corp., Ltd......................................    254,070    112,641
    Isetan Singapore, Ltd...............................    119,000    329,298
    Japfa, Ltd..........................................  2,010,800  1,228,391
#*  Jurong Technologies Industrial Corp., Ltd...........  2,227,680         --
    k1 Ventures, Ltd....................................    990,520    648,190
#   Keppel Infrastructure Trust.........................  5,418,132  2,042,163
    Keppel Telecommunications & Transportation, Ltd.....  1,369,300  1,550,594
    Koh Brothers Group, Ltd.............................  1,432,000    294,646
#*  KrisEnergy, Ltd.....................................    296,200     28,622
    KSH Holdings, Ltd...................................     57,200     23,481
    Lian Beng Group, Ltd................................  2,253,100    800,493
    Low Keng Huat Singapore, Ltd........................    889,800    362,330
    Lum Chang Holdings, Ltd.............................  1,094,030    293,304
    M1, Ltd.............................................  2,152,300  4,220,163
    Mandarin Oriental International, Ltd................     91,700    123,971
*   Marco Polo Marine, Ltd..............................    882,000     92,351
    Metro Holdings, Ltd.................................  2,473,692  1,904,379
    Mewah International, Inc............................    458,400     82,256
    Midas Holdings, Ltd.................................  8,245,100  1,509,541
#*  Nam Cheong, Ltd.....................................  7,506,340    377,456
    Nera Telecommunications, Ltd........................    988,800    524,537
    New Toyo International Holdings, Ltd................  1,624,000    303,798
#*  Noble Group, Ltd.................................... 75,184,800  9,154,634
    NSL, Ltd............................................    409,900    438,178
    Olam International, Ltd.............................    290,300    413,235
#   OUE, Ltd............................................  1,827,600  2,046,574
    Overseas Education, Ltd.............................     65,300     21,289
#   Oxley Holdings, Ltd.................................  1,093,300    318,887
    Pacc Offshore Services Holdings, Ltd................    478,200    127,244
    Pacific Radiance, Ltd...............................    452,600     71,450
    Pan-United Corp., Ltd...............................  1,948,600    874,098
    Penguin International, Ltd..........................    525,699    118,286
#   Q&M Dental Group Singapore, Ltd.....................  2,136,300  1,117,022
    QAF, Ltd............................................  1,346,462  1,127,181
    Raffles Education Corp., Ltd........................  4,176,710    617,108
#   Raffles Medical Group, Ltd..........................  3,301,673  3,879,327
    Religare Health Trust...............................  1,364,600  1,029,014
*   RH Petrogas, Ltd....................................     48,800      3,764
#   Rickmers Maritime...................................  1,008,350     59,527
#   Riverstone Holdings, Ltd............................  1,009,100    673,741

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
SINGAPORE -- (Continued)
#   Rotary Engineering, Ltd............................. 1,443,100 $   431,252
    Roxy-Pacific Holdings, Ltd..........................   297,500     101,570
    San Teh, Ltd........................................   336,487      61,356
    SATS, Ltd........................................... 2,695,900   8,790,786
#   SBS Transit, Ltd....................................   926,200   1,618,639
    SembCorp Industries, Ltd............................   176,800     369,523
#   SembCorp Marine, Ltd................................   790,500     843,497
    Sheng Siong Group, Ltd.............................. 3,132,000   2,303,383
#   SHS Holdings, Ltd................................... 2,304,100     329,625
    SIA Engineering Co., Ltd............................   236,900     653,796
#*  SIIC Environment Holdings, Ltd...................... 2,999,520   1,301,861
    Sim Lian Group, Ltd................................. 2,216,555   1,565,167
#   Sinarmas Land, Ltd.................................. 6,235,700   2,117,538
    Sing Holdings, Ltd.................................. 1,134,000     254,238
    Sing Investments & Finance, Ltd.....................   297,675     251,535
#   Singapore Post, Ltd................................. 9,406,700  10,086,526
    Singapore Reinsurance Corp., Ltd.................... 1,514,530     349,909
    Singapore Shipping Corp., Ltd....................... 1,640,700     341,559
    Singapura Finance, Ltd..............................   348,124     228,433
#   Sino Grandness Food Industry Group, Ltd............. 2,981,300   1,304,803
#   SMRT Corp., Ltd..................................... 4,153,700   5,054,192
    Stamford Land Corp., Ltd............................ 3,188,100   1,139,733
    Straco Corp., Ltd...................................   130,000      77,010
    Sunningdale Tech, Ltd...............................   793,060     634,253
*   SunVic Chemical Holdings, Ltd....................... 1,436,145     117,465
    Super Group, Ltd.................................... 3,164,500   1,896,861
#*  Swiber Holdings, Ltd................................ 2,895,250     235,386
#   Tat Hong Holdings, Ltd.............................. 2,159,900     884,032
*   Thakral Corp., Ltd..................................   139,165      19,020
    Tiong Woon Corp. Holding, Ltd.......................   228,100      42,086
#   Tuan Sing Holdings, Ltd............................. 4,167,162     903,628
#   UMS Holdings, Ltd................................... 2,656,700   1,178,856
    United Engineers, Ltd............................... 2,969,928   5,095,091
    United Industrial Corp., Ltd........................    13,452      27,428
    United Overseas Insurance, Ltd......................   181,850     636,770
#   UOB-Kay Hian Holdings, Ltd.......................... 1,955,133   1,917,487
    UOL Group, Ltd...................................... 1,112,164   4,798,468
    UPP Holdings, Ltd................................... 2,972,500     428,688
    Valuetronics Holdings, Ltd.......................... 1,373,100     513,526
#*  Vard Holdings, Ltd.................................. 4,716,200     541,352
    Venture Corp., Ltd.................................. 1,983,500  13,180,570
#   Vibrant Group, Ltd.................................. 1,871,915     561,891
    Vicom, Ltd..........................................   119,500     521,910
    Wee Hur Holdings, Ltd............................... 2,670,400     498,704
#   Wheelock Properties Singapore, Ltd.................. 1,224,700   1,337,631
    Wing Tai Holdings, Ltd.............................. 3,431,167   4,458,482
    Yeo Hiap Seng, Ltd..................................   223,731     228,695
    YHI International, Ltd..............................   458,900     122,562
*   Yongnam Holdings, Ltd............................... 2,977,200     458,913
*   Yuuzoo Corp., Ltd................................... 4,202,500     460,422

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                            SHARES      VALUE++
                                                          ---------- --------------
SINGAPORE -- (Continued)
     Zhongmin Baihui Retail Group, Ltd...................     26,900 $       28,692
                                                                     --------------
TOTAL SINGAPORE..........................................               181,052,907
                                                                     --------------
TOTAL COMMON STOCKS......................................             1,555,467,090
                                                                     --------------
RIGHTS/WARRANTS -- (0.0%)

AUSTRALIA -- (0.0%)
*    Centrebet International, Ltd. Claim Units Rights....     81,336             --
*    Centrebet International, Ltd. Litigation Rights.....     81,336             --
                                                                     --------------
TOTAL AUSTRALIA..........................................                        --
                                                                     --------------
HONG KONG -- (0.0%)
*    Cheuk Nang Holdings, Ltd. Warrants 04/24/17.........     17,802          3,901
*    Enviro Energy International Holdings, Ltd. Warrants
       11/17/16..........................................  1,171,800             --
*    Imagi International Holdings, Ltd. Rights 08/12/16..  5,712,800         18,408
*    South China Financial Holdings, Ltd. Rights 06/22/16  7,550,000            973
                                                                     --------------
TOTAL HONG KONG..........................................                    23,282
                                                                     --------------
SINGAPORE -- (0.0%)
*    Ezion Holdings, Ltd. Warrants 04/24/20..............  1,017,718         49,341
                                                                     --------------
TOTAL RIGHTS/WARRANTS....................................                    72,623
                                                                     --------------
TOTAL INVESTMENT SECURITIES..............................             1,555,539,713
                                                                     --------------

                                                                        VALUE+
                                                                     --------------
SECURITIES LENDING COLLATERAL -- (14.2%)
(S)@ DFA Short Term Investment Fund...................... 22,262,007    257,571,416
                                                                     --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,810,523,737)^^........................................... $1,813,111,129
                                                                     ==============

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               ----------   -------------- ------- --------------
Common Stocks
   Australia.................. $4,159,150   $  819,289,544   --    $  823,448,694
   China......................         --          930,581   --           930,581
   Hong Kong..................  2,457,537      381,334,802   --       383,792,339
   New Zealand................    571,446      165,671,123   --       166,242,569
   Singapore..................     28,692      181,024,215   --       181,052,907
Rights/Warrants
   Australia..................         --               --   --                --
   Hong Kong..................         --           23,282   --            23,282
   Singapore..................         --           49,341   --            49,341
Securities Lending Collateral.         --      257,571,416   --       257,571,416
                               ----------   --------------   --    --------------
TOTAL......................... $7,216,825   $1,805,894,304   --    $1,813,111,129
                               ==========   ==============   ==    ==============

                    THE UNITED KINGDOM SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                      SHARES     VALUE++
                                                     --------- -----------
      COMMON STOCKS -- (96.9%)

      Consumer Discretionary -- (21.3%)
          4imprint Group P.L.C......................    96,987 $ 1,826,033
          888 Holdings P.L.C........................ 1,003,090   2,990,192
          AA P.L.C.................................. 2,482,405   8,127,306
          B&M European Value Retail SA.............. 2,131,867   7,256,249
          Bellway P.L.C.............................   634,613  17,593,096
          Berkeley Group Holdings P.L.C.............   168,362   5,971,930
          Bloomsbury Publishing P.L.C...............   274,093     603,558
          Bovis Homes Group P.L.C...................   777,861   8,424,133
          Card Factory P.L.C........................   537,861   2,175,505
      *   Carpetright P.L.C.........................    82,608     261,802
      #   Centaur Media P.L.C.......................   537,905     245,214
          Cineworld Group P.L.C..................... 1,228,419   9,544,371
          Connect Group P.L.C....................... 1,312,384   2,719,426
          Crest Nicholson Holdings P.L.C............ 1,155,163   6,535,843
          Creston P.L.C.............................    22,394      28,750
          Daily Mail & General Trust P.L.C. Class A. 1,271,481  12,067,353
          Darty P.L.C............................... 1,332,051   2,951,237
          Debenhams P.L.C........................... 6,752,119   5,010,761
          Dignity P.L.C.............................   249,726   8,923,856
          Domino's Pizza Group P.L.C................ 2,536,833  13,322,781
          Dunelm Group P.L.C........................   374,998   4,213,854
      *   Enterprise Inns P.L.C..................... 2,861,188   3,346,370
          Entertainment One, Ltd....................   525,999   1,373,738
          Euromoney Institutional Investor P.L.C....   282,895   3,786,633
      #*  Findel P.L.C..............................   239,314     518,806
      *   Forminster P.L.C..........................    43,333          --
          Fuller Smith & Turner P.L.C. Class A......   134,418   1,743,927
      *   Future P.L.C..............................   949,879     112,585
          Games Workshop Group P.L.C................    98,402     630,660
          Greene King P.L.C......................... 1,786,209  19,192,655
          GVC Holdings P.L.C........................   953,485   7,960,235
          Halfords Group P.L.C...................... 1,120,269   5,215,149
          Headlam Group P.L.C.......................   381,648   2,379,230
          Henry Boot P.L.C..........................   417,992     995,446
          Home Retail Group P.L.C................... 3,986,671   8,132,645
          Huntsworth P.L.C..........................   938,084     496,806
          Inchcape P.L.C............................ 2,190,976  19,535,448
          Informa P.L.C............................. 2,573,838  24,317,460
          ITE Group P.L.C........................... 1,505,068   3,243,453
          J D Wetherspoon P.L.C.....................   459,179   5,172,481
          JD Sports Fashion P.L.C...................   465,078   7,734,008
      *   Jimmy Choo P.L.C..........................    37,277      51,992
          John Menzies P.L.C........................   345,374   2,690,532
      *   Johnston Press P.L.C......................    20,800       3,780
          Ladbrokes P.L.C........................... 5,357,119   9,830,591
          Laura Ashley Holdings P.L.C............... 1,465,488     417,437
      *   Liberty Global P.L.C. Series C............   100,496   3,110,358
      *   Liberty Global P.L.C. LiLAC Class A.......    11,181     384,074
      *   Liberty Global P.L.C. LiLAC Class C.......    39,060   1,367,097
          Lookers P.L.C............................. 1,889,052   2,661,205
          Marston's P.L.C........................... 3,492,464   6,565,089

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                           SHARES     VALUE++
                                          --------- ------------
Consumer Discretionary -- (Continued)
    Millennium & Copthorne Hotels P.L.C.. 1,000,376 $  5,986,648
    Mitchells & Butlers P.L.C............ 1,003,645    3,342,309
    MJ Gleeson P.L.C.....................   189,171    1,309,484
*   Mothercare P.L.C.....................   596,178    1,081,449
    N Brown Group P.L.C..................   869,150    2,000,375
#*  Ocado Group P.L.C.................... 2,476,657    8,743,820
    Paddy Power Betfair P.L.C............    14,362    1,668,849
    Pendragon P.L.C...................... 5,845,596    2,447,952
    Pets at Home Group P.L.C............. 1,015,185    3,270,920
    Photo-Me International P.L.C......... 1,049,458    2,152,925
    Poundland Group P.L.C................   548,303    1,646,229
*   Punch Taverns P.L.C..................   133,442      154,447
    Rank Group P.L.C.....................   495,825    1,457,107
    Redrow P.L.C......................... 1,390,578    6,217,870
    Restaurant Group P.L.C. (The)........   977,184    4,579,120
*   Sportech P.L.C.......................   371,065      326,138
#*  Sports Direct International P.L.C....   258,459      989,807
    SSP Group P.L.C......................   979,983    4,154,168
    STV Group P.L.C......................     4,868       20,804
    SuperGroup P.L.C.....................   239,090    5,024,124
    Tarsus Group P.L.C...................   207,820      749,152
    Ted Baker P.L.C......................   152,815    4,760,475
*   Thomas Cook Group P.L.C.............. 6,943,222    5,970,529
    Topps Tiles P.L.C....................   989,113    1,570,992
    Tribal Group P.L.C...................   136,569      101,147
    Trinity Mirror P.L.C................. 1,631,721    1,621,692
    UBM P.L.C............................ 1,880,196   16,687,652
    Vitec Group P.L.C. (The).............   159,712    1,147,465
    WH Smith P.L.C.......................   680,498   13,775,675
    William Hill P.L.C................... 4,105,574   17,366,517
    Wilmington P.L.C.....................   334,384    1,098,477
    Wireless Group P.L.C.................   322,510    1,311,386
                                                    ------------
Total Consumer Discretionary.............            386,498,844
                                                    ------------
Consumer Staples -- (5.5%)
    A.G. Barr P.L.C......................   417,894    2,986,411
#   Anglo-Eastern Plantations P.L.C......   104,452      566,599
    Booker Group P.L.C................... 7,738,048   17,814,599
    Britvic P.L.C........................ 1,150,075    9,519,841
    Cranswick P.L.C......................   263,709    8,160,148
    Dairy Crest Group P.L.C..............   743,682    5,936,228
    Devro P.L.C..........................   930,843    3,483,224
    Greencore Group P.L.C................ 2,103,987    9,118,196
    Greggs P.L.C.........................   539,599    7,379,364
#   Hilton Food Group P.L.C..............    32,230      254,440
    McBride P.L.C........................   879,605    1,895,625
    McColl's Retail Group P.L.C..........    17,212       37,295
*   Premier Foods P.L.C.................. 4,536,762    3,027,150
    PZ Cussons P.L.C..................... 1,342,993    6,037,808
*   REA Holdings P.L.C...................    50,639      160,312
    Stock Spirits Group P.L.C............   562,182    1,153,885

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                              SHARES     VALUE++
                                             --------- -----------
Consumer Staples -- (Continued)
    Tate & Lyle P.L.C....................... 2,291,490 $21,929,003
                                                       -----------
Total Consumer Staples......................            99,460,128
                                                       -----------
Energy -- (4.3%)
#*  Afren P.L.C............................. 5,446,344          --
    Amec Foster Wheeler P.L.C............... 2,007,344  11,880,525
    Anglo Pacific Group P.L.C...............   611,246     749,334
*   Cairn Energy P.L.C...................... 3,286,987   7,785,325
#*  EnQuest P.L.C........................... 1,762,201     577,794
    Gulf Marine Services P.L.C..............    31,549      13,607
    Hunting P.L.C...........................   721,754   3,907,397
    James Fisher & Sons P.L.C...............   238,889   4,734,149
    John Wood Group P.L.C................... 1,820,460  15,926,717
*   Lamprell P.L.C.......................... 1,281,770   1,184,618
*   Ophir Energy P.L.C...................... 2,512,298   2,257,557
    Petrofac, Ltd........................... 1,141,776  11,289,446
*   Premier Oil P.L.C....................... 2,197,990   1,861,694
    Soco International P.L.C................ 1,103,424   2,206,600
    Stobart Group, Ltd......................   857,700   1,940,186
#*  Tullow Oil P.L.C........................ 4,695,458  12,366,413
                                                       -----------
Total Energy................................            78,681,362
                                                       -----------
Financials -- (15.5%)
    Aberdeen Asset Management P.L.C......... 1,689,565   7,116,264
*   Aldermore Group P.L.C...................   249,946     458,553
    Arrow Global Group P.L.C................   658,027   1,923,080
    Ashmore Group P.L.C..................... 1,737,896   7,657,391
    Beazley P.L.C........................... 2,740,810  14,356,802
    BGEO Group P.L.C........................   172,101   6,229,250
    Brewin Dolphin Holdings P.L.C........... 1,565,303   5,236,157
#   Capital & Counties Properties P.L.C..... 2,330,058   8,960,822
#   Charles Stanley Group P.L.C.............   122,025     455,601
    Charles Taylor P.L.C....................   192,071     700,044
    Chesnara P.L.C..........................   594,993   2,464,728
    Close Brothers Group P.L.C..............   722,784  12,054,810
*   CLS Holdings P.L.C......................    15,487     279,281
    Countrywide P.L.C.......................   649,114   2,131,818
    Daejan Holdings P.L.C...................    34,858   2,594,386
    esure Group P.L.C....................... 1,180,081   4,081,491
    Foxtons Group P.L.C.....................   725,836   1,056,356
    Grainger P.L.C.......................... 1,334,601   3,836,512
    Hansard Global P.L.C....................    16,468      25,056
*   Harworth Group P.L.C....................    30,680      32,084
    Helical P.L.C...........................   630,825   2,368,049
    Henderson Group P.L.C................... 5,474,341  16,726,944
    Hiscox, Ltd............................. 1,480,745  20,751,494
    ICAP P.L.C.............................. 2,669,898  15,681,983
    IG Group Holdings P.L.C................. 1,792,534  20,997,041
*   Industrial & Commercial Holdings P.L.C..     5,000          --
    Intermediate Capital Group P.L.C........ 1,471,134  11,145,159
    International Personal Finance P.L.C....   923,698   3,278,144
#*  IP Group P.L.C.......................... 1,431,560   2,990,621

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
Financials -- (Continued)
    Jardine Lloyd Thompson Group P.L.C..................   619,442 $  8,010,616
    JRP Group P.L.C.....................................   760,161    1,066,048
    Jupiter Fund Management P.L.C....................... 1,873,291   10,476,892
    Lancashire Holdings, Ltd............................ 1,084,204    8,629,224
#   LSL Property Services P.L.C.........................   328,694    1,001,699
    Man Group P.L.C..................................... 7,936,721   12,175,582
    Novae Group P.L.C...................................   317,414    3,413,829
    OneSavings Bank P.L.C...............................   313,276      850,255
    Paragon Group of Cos. P.L.C. (The)..................   892,756    3,222,169
    Phoenix Group Holdings.............................. 1,131,880   12,006,312
    Rathbone Brothers P.L.C.............................   190,730    4,576,297
*   Raven Russia, Ltd................................... 1,059,349      532,542
    S&U P.L.C...........................................    20,417      640,390
    Saga P.L.C.......................................... 3,518,976    9,456,327
    Savills P.L.C.......................................   686,012    6,345,723
    St. Modwen Properties P.L.C......................... 1,015,579    3,789,317
    Tullett Prebon P.L.C................................ 1,292,887    5,696,677
    U & I Group P.L.C...................................   642,624    1,288,381
    UNITE Group P.L.C. (The)............................ 1,322,490   11,083,026
    Virgin Money Holdings UK P.L.C......................   489,330    1,706,611
*   Waterloo Investment Holdings, Ltd...................     5,979          554
                                                                   ------------
Total Financials........................................            281,558,392
                                                                   ------------
Health Care -- (3.5%)
#*  Alizyme P.L.C.......................................   660,805           --
*   Bioquell P.L.C......................................    45,447       92,349
#*  BTG P.L.C........................................... 1,723,200   15,213,566
    Cambian Group P.L.C.................................    63,163       51,758
#*  Circassia Pharmaceuticals P.L.C.....................   285,098      359,543
    Consort Medical P.L.C...............................   240,495    3,290,945
    Dechra Pharmaceuticals P.L.C........................   428,975    7,554,203
    Genus P.L.C.........................................   291,166    7,015,815
    Indivior P.L.C...................................... 3,268,767   12,823,149
    Spire Healthcare Group P.L.C........................   681,052    2,913,258
    UDG Healthcare P.L.C................................ 1,186,662    9,133,937
*   Vectura Group P.L.C................................. 2,891,647    5,704,804
                                                                   ------------
Total Health Care.......................................             64,153,327
                                                                   ------------
Industrials -- (26.1%)
    Aggreko P.L.C....................................... 1,209,081   20,585,337
    Air Partner P.L.C...................................    40,969      208,651
    Alumasc Group P.L.C. (The)..........................   120,110      194,734
    Avon Rubber P.L.C...................................   101,804    1,144,582
*   Balfour Beatty P.L.C................................ 3,549,781   10,412,993
    BBA Aviation P.L.C.................................. 5,623,297   17,705,481
    Berendsen P.L.C.....................................   823,219   13,902,882
    Bodycote P.L.C...................................... 1,121,708    8,678,339
    Braemar Shipping Services P.L.C.....................    84,411      457,708
    Brammer P.L.C.......................................   668,388      974,262
    Cape P.L.C..........................................   655,560    1,613,049
#   Carillion P.L.C..................................... 2,583,457    9,130,901
    Carr's Group P.L.C..................................   343,111      645,694

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- -----------
Industrials -- (Continued)
    Castings P.L.C......................................   157,187 $   941,151
    Chemring Group P.L.C................................ 1,639,093   2,974,494
#   Clarkson P.L.C......................................    93,861   2,290,956
    Cobham P.L.C........................................ 7,914,798  17,944,466
    Communisis P.L.C.................................... 1,025,909     488,117
    Costain Group P.L.C.................................   410,724   1,840,871
    DCC P.L.C...........................................   111,854   9,981,871
    De La Rue P.L.C.....................................   547,558   4,567,369
#*  Dialight P.L.C......................................   103,553     785,209
    Diploma P.L.C.......................................   579,262   6,529,076
    Fenner P.L.C........................................ 1,058,223   2,257,628
*   Firstgroup P.L.C.................................... 6,265,971   8,307,550
*   Flybe Group P.L.C...................................   320,823     161,568
    G4S P.L.C........................................... 3,161,732   7,790,345
    Galliford Try P.L.C.................................   408,409   5,301,087
    Go-Ahead Group P.L.C................................   220,066   5,314,309
    Goodwin P.L.C.......................................       383      10,833
    Grafton Group P.L.C................................. 1,000,382   7,389,129
    Harvey Nash Group P.L.C.............................    46,693      39,154
    Hays P.L.C.......................................... 6,566,676  10,329,813
    Hogg Robinson Group P.L.C...........................   134,014     115,033
    HomeServe P.L.C..................................... 1,369,369  10,132,165
    Howden Joinery Group P.L.C.......................... 3,165,528  18,100,835
    IMI P.L.C........................................... 1,243,466  17,642,533
    Interserve P.L.C....................................   758,481   2,960,725
    John Laing Group P.L.C..............................   448,035   1,333,039
    Keller Group P.L.C..................................   399,743   5,384,554
    Kier Group P.L.C....................................   496,991   7,056,344
    Lavendon Group P.L.C................................   812,054   1,258,005
*   Management Consulting Group P.L.C................... 1,467,589     330,075
    Mears Group P.L.C...................................   547,024   2,866,866
    Meggitt P.L.C....................................... 2,890,213  16,739,903
#   Melrose Industries P.L.C............................   833,586   7,549,174
    Mitie Group P.L.C................................... 1,998,966   6,589,680
    Morgan Advanced Materials P.L.C..................... 1,484,937   5,371,988
    Morgan Sindall Group P.L.C..........................   191,927   1,468,435
    National Express Group P.L.C........................ 2,195,042   9,804,992
    Norcros P.L.C.......................................    27,976      62,273
    Northgate P.L.C.....................................   768,623   3,883,630
    Pagegroup P.L.C..................................... 1,368,971   6,126,742
    PayPoint P.L.C......................................   246,900   3,218,394
    Polypipe Group P.L.C................................   445,361   1,404,112
    QinetiQ Group P.L.C................................. 3,243,810   9,632,291
    Regus P.L.C......................................... 3,349,423  13,534,546
*   Renold P.L.C........................................   193,435     106,037
    Rentokil Initial P.L.C.............................. 8,861,710  25,195,359
    Ricardo P.L.C.......................................   271,798   2,754,194
    Robert Walters P.L.C................................   381,498   1,517,506
    Rotork P.L.C........................................ 3,667,958  10,548,865
    RPS Group P.L.C..................................... 1,245,395   3,107,421
    Senior P.L.C........................................ 2,337,741   6,336,715
*   Serco Group P.L.C...................................   341,883     541,596
    Severfield P.L.C.................................... 1,262,597     910,202

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
Industrials -- (Continued)
    Shanks Group P.L.C.................................. 2,388,845 $  3,327,894
    SIG P.L.C........................................... 3,113,733    4,344,175
    Speedy Hire P.L.C................................... 2,827,989    1,289,787
    Spirax-Sarco Engineering P.L.C......................   355,118   18,708,548
    St. Ives P.L.C......................................   654,912      951,251
    Stagecoach Group P.L.C.............................. 2,052,864    5,505,053
    Sthree P.L.C........................................   407,731    1,387,434
    T Clarke P.L.C......................................   147,457      135,626
    Trifast P.L.C.......................................   447,201      793,777
    Tyman P.L.C.........................................   117,955      460,946
    UK Mail Group P.L.C.................................   189,686      775,936
    Ultra Electronics Holdings P.L.C....................   365,324    8,269,087
    Vesuvius P.L.C...................................... 1,374,189    6,681,561
*   Volex P.L.C.........................................   307,047      178,677
    Vp P.L.C............................................   160,962    1,510,382
    Weir Group P.L.C. (The)............................. 1,037,214   20,096,751
    Wincanton P.L.C.....................................   616,440    1,479,956
*   Wizz Air Holdings P.L.C.............................   125,577    2,574,402
    WS Atkins P.L.C.....................................   502,623    9,303,547
    XP Power, Ltd.......................................    74,988    1,606,316
                                                                   ------------
Total Industrials.......................................            473,864,944
                                                                   ------------
Information Technology -- (10.1%)
    Acal P.L.C..........................................   202,289      635,127
    AVEVA Group P.L.C...................................   322,264    8,073,653
    Computacenter P.L.C.................................   389,033    4,207,199
    E2V Technologies P.L.C..............................   798,868    2,477,881
    Electrocomponents P.L.C............................. 2,369,706    9,190,213
    FDM Group Holdings P.L.C............................     9,484       75,921
    Fidessa Group P.L.C.................................   202,960    6,553,692
    Halma P.L.C......................................... 1,951,180   27,064,587
#*  Imagination Technologies Group P.L.C................ 1,293,437    3,481,243
    Laird P.L.C......................................... 1,470,974    5,706,268
    Micro Focus International P.L.C.....................   637,349   16,335,748
    Moneysupermarket.com Group P.L.C.................... 2,068,485    8,171,200
    NCC Group P.L.C.....................................   723,882    3,114,643
    Oxford Instruments P.L.C............................   214,841    2,034,400
*   Paysafe Group P.L.C................................. 1,884,216    9,614,977
    Playtech P.L.C...................................... 1,051,457   12,109,986
    Premier Farnell P.L.C............................... 2,293,314    5,901,685
    Renishaw P.L.C......................................   171,571    5,912,609
    Rightmove P.L.C.....................................   477,301   25,588,415
    RM P.L.C............................................   318,504      621,665
    SDL P.L.C...........................................   388,032    2,222,573
    Sepura P.L.C........................................   429,568      325,874
    Spectris P.L.C......................................   585,787   14,544,463
    Spirent Communications P.L.C........................ 2,870,632    3,431,639
    TT Electronics P.L.C................................   828,017    1,473,153
    Xaar P.L.C..........................................   369,039    2,425,919

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
Information Technology -- (Continued)
    Zoopla Property Group P.L.C........................    488,294 $  1,897,966
                                                                   ------------
Total Information Technology...........................             183,192,699
                                                                   ------------
Materials -- (7.9%)
    Acacia Mining P.L.C................................    812,491    6,010,279
    British Polythene Industries P.L.C.................    135,206    1,762,375
    Carclo P.L.C.......................................    213,640      410,590
    Centamin P.L.C.....................................  6,065,603   13,337,887
    Croda International P.L.C..........................    309,750   13,620,965
    DS Smith P.L.C.....................................  4,938,232   25,611,065
    Elementis P.L.C....................................  2,588,482    7,570,128
    Essentra P.L.C.....................................  1,251,793    8,032,085
*   Evraz P.L.C........................................  1,496,580    3,390,290
    Ferrexpo P.L.C.....................................    157,787       95,882
    Gem Diamonds, Ltd..................................    591,685    1,026,505
    Hill & Smith Holdings P.L.C........................    414,294    5,875,182
*   Hochschild Mining P.L.C............................  1,426,845    5,069,780
*   KAZ Minerals P.L.C.................................  1,350,275    2,807,526
*   Lonmin P.L.C.......................................    954,177    3,004,641
    Low & Bonar P.L.C..................................  1,119,286      902,778
    Marshalls P.L.C....................................    987,153    3,569,114
    Petra Diamonds, Ltd................................  2,906,853    4,601,578
#*  Petropavlovsk P.L.C................................ 13,958,203    1,320,800
    RPC Group P.L.C....................................  1,506,799   17,193,860
    Synthomer P.L.C....................................  1,277,033    6,179,143
#   Vedanta Resources P.L.C............................    424,917    3,230,161
    Victrex P.L.C......................................    389,059    7,599,157
    Zotefoams P.L.C....................................     93,537      328,152
                                                                   ------------
Total Materials........................................             142,549,923
                                                                   ------------
Telecommunication Services -- (0.7%)
    KCOM Group P.L.C...................................  3,191,206    4,641,662
#   TalkTalk Telecom Group P.L.C.......................  2,586,447    7,837,848
                                                                   ------------
Total Telecommunication Services.......................              12,479,510
                                                                   ------------
Utilities -- (2.0%)
    Dee Valley Group P.L.C.............................     12,109      216,303
#   Drax Group P.L.C...................................  2,119,955    9,588,707
    Pennon Group P.L.C.................................  1,827,408   21,810,700

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED



                                                        SHARES      VALUE++
                                                       --------- --------------
     Telecom Plus P.L.C...............................   292,735      4,033,661
                                                                 --------------
Total Utilities.......................................               35,649,371
                                                                 --------------
TOTAL COMMON STOCKS...................................            1,758,088,500
                                                                 --------------
TOTAL INVESTMENT SECURITIES...........................            1,758,088,500
                                                                 --------------

                                                                    VALUE+
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (3.1%)
(S)@ DFA Short Term Investment Fund................... 4,890,466     56,582,688
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,657,826,560)^^.           $1,814,671,188
                                                                 ==============

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED



Summary of the Series' investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary..... $4,861,529 $  381,637,315   --    $  386,498,844
   Consumer Staples...........         --     99,460,128   --        99,460,128
   Energy.....................         --     78,681,362   --        78,681,362
   Financials.................         --    281,558,392   --       281,558,392
   Health Care................         --     64,153,327   --        64,153,327
   Industrials................         --    473,864,944   --       473,864,944
   Information Technology.....         --    183,192,699   --       183,192,699
   Materials..................         --    142,549,923   --       142,549,923
   Telecommunication Services.         --     12,479,510   --        12,479,510
   Utilities..................         --     35,649,371   --        35,649,371
Securities Lending Collateral.         --     56,582,688   --        56,582,688
                               ---------- --------------   --    --------------
TOTAL......................... $4,861,529 $1,809,809,659   --    $1,814,671,188
                               ========== ==============   ==    ==============

                     THE CONTINENTAL SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                       SHARES     VALUE++
                                                      --------- ------------
COMMON STOCKS -- (90.6%)

AUSTRIA -- (2.8%)
    Agrana Beteiligungs AG...........................    16,785 $  1,866,006
    AMAG Austria Metall AG...........................     3,703      136,691
    Andritz AG.......................................   272,604   13,898,799
    Atrium European Real Estate, Ltd.................   715,745    3,153,002
    Austria Technologie & Systemtechnik AG...........   154,803    1,836,466
    BUWOG AG.........................................   312,782    7,585,847
    CA Immobilien Anlagen AG.........................   325,581    6,118,668
    Conwert Immobilien Invest SE.....................   367,906    6,052,954
#   DO & CO AG.......................................    29,227    2,303,340
    EVN AG...........................................   200,982    2,348,446
*   FACC AG..........................................    15,746       89,130
    Flughafen Wien AG................................     3,656      107,705
*   IMMOFINANZ AG.................................... 3,209,151    6,986,923
    Josef Manner & Co. AG............................       870       49,995
    Kapsch TrafficCom AG.............................    30,685    1,269,627
#   Lenzing AG.......................................    51,632    5,412,733
    Mayr Melnhof Karton AG...........................    49,358    5,411,482
    Oberbank AG......................................    41,134    2,597,915
    Oesterreichische Post AG.........................   203,557    7,103,766
    Palfinger AG.....................................    79,849    2,378,695
    POLYTEC Holding AG...............................    92,160      764,058
    Porr Ag..........................................    48,724    1,388,009
*   Raiffeisen Bank International AG.................   525,061    6,928,058
    RHI AG...........................................   147,381    3,059,182
#   Rosenbauer International AG......................    18,560    1,058,502
    S IMMO AG........................................   329,953    3,190,792
#   Schoeller-Bleckmann Oilfield Equipment AG........    61,780    3,798,802
    Semperit AG Holding..............................    70,619    2,290,018
    Strabag SE.......................................   104,184    3,259,222
    Telekom Austria AG...............................   388,954    2,288,363
#   UBM Development AG...............................       314       10,474
    UNIQA Insurance Group AG.........................   598,622    3,703,894
#   Verbund AG.......................................   324,762    5,085,800
    Vienna Insurance Group AG Wiener Versicherung
      Gruppe.........................................    97,194    1,927,465
    Voestalpine AG...................................    49,659    1,751,249
    Wienerberger AG..................................   573,239    8,843,341
    Wolford AG.......................................    11,252      319,711
#   Zumtobel Group AG................................   166,510    2,527,055
                                                                ------------
TOTAL AUSTRIA........................................            128,902,185
                                                                ------------
BELGIUM -- (4.1%)
#*  Ablynx NV........................................   303,349    4,169,601
    Ackermans & van Haaren NV........................   134,383   16,266,029
*   AGFA-Gevaert NV..................................   965,465    3,480,381
#   Atenor...........................................     7,383      386,616
    Banque Nationale de Belgique.....................       986    3,130,238
    Barco NV.........................................    65,535    5,044,127
    Bekaert SA.......................................   183,930    8,429,091
    bpost SA.........................................   419,194   10,985,903
#*  Celyad SA........................................    17,193      422,875
    Cie d'Entreprises CFE............................    49,147    4,525,543

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                      SHARES    VALUE++
                                                      ------- ------------
BELGIUM -- (Continued)
#*  Cie Immobiliere de Belgique SA...................  14,788 $    863,415
    Co.Br.Ha Societe Commerciale de Brasserie SA.....     111      362,846
    D'ieteren SA..................................... 131,557    5,764,546
*   Dalenys..........................................  20,562      184,491
    Deceuninck NV.................................... 358,205      845,935
    Econocom Group SA................................ 343,333    4,497,062
    Elia System Operator SA.......................... 169,789    9,049,381
    Euronav NV....................................... 679,242    5,854,003
    EVS Broadcast Equipment SA.......................  74,156    2,503,686
#   Exmar NV......................................... 174,456    1,226,034
#*  Fagron........................................... 224,088    1,795,023
*   Galapagos NV..................................... 175,431    9,596,033
    Gimv NV..........................................  27,860    1,513,639
    Ion Beam Applications............................ 115,719    5,455,058
    Jensen-Group NV..................................  13,482      392,049
    Kinepolis Group NV...............................  94,699    4,229,560
#   Lotus Bakeries...................................   1,454    2,925,762
#*  MDxHealth........................................ 180,487      731,954
    Melexis NV....................................... 113,838    7,474,503
#*  Nyrstar NV....................................... 745,541    6,793,368
    Ontex Group NV................................... 293,682   10,611,040
*   Orange Belgium SA................................ 167,280    4,055,260
    Picanol..........................................  28,800    1,932,880
    RealDolmen.......................................   8,137      200,277
    RealDolmen NV....................................     120            3
    Recticel SA...................................... 206,888    1,074,676
    Resilux..........................................   5,006      799,768
    Roularta Media Group NV..........................  10,263      282,389
    Sioen Industries NV..............................  50,430    1,150,285
    Sipef SA.........................................  25,871    1,389,421
*   Telenet Group Holding NV.........................  51,961    2,464,329
#   TER Beke SA......................................   2,260      307,705
*   Tessenderlo Chemie NV............................ 190,301    6,473,661
#*  ThromboGenics NV................................. 159,152      540,668
#   Umicore SA....................................... 434,045   25,113,684
    Van de Velde NV..................................  36,017    2,625,439
*   Viohalco SA...................................... 583,796      872,114
                                                              ------------
TOTAL BELGIUM........................................          188,792,351
                                                              ------------
DENMARK -- (4.8%)
    ALK-Abello A.S...................................  30,494    4,356,701
    Alm Brand A.S.................................... 468,716    3,174,481
#   Ambu A.S. Class B................................ 124,859    5,308,021
    Arkil Holding A.S. Class B.......................     504       70,396
#*  Bang & Olufsen A.S............................... 167,328    1,836,808
    BankNordik P/F...................................   1,753       32,572
#*  Bavarian Nordic A.S.............................. 143,640    5,478,441
    Brodrene Hartmann A.S............................  13,519      587,466
#*  D/S Norden A.S................................... 132,398    1,981,842
    DFDS A.S......................................... 156,210    7,139,809
#   Djurslands Bank A.S..............................   8,970      272,968
    FE Bording A.S...................................     126       14,558
#   FLSmidth & Co. A.S............................... 260,041   10,456,356

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                       SHARES     VALUE++
                                                      --------- ------------
DENMARK -- (Continued)
    Fluegger A.S. Class B............................     4,198 $    227,888
#*  Genmab A.S.......................................   217,338   39,405,297
    GN Store Nord A.S................................   826,732   15,614,779
*   GPV Industri A.S. Series B.......................     2,200           --
    Gronlandsbanken A.S..............................     1,125       98,432
*   H+H International A.S. Class B...................    44,617      483,140
    Harboes Bryggeri A.S. Class B....................    16,516      359,774
    IC Group A.S.....................................    38,440      967,593
#*  Jeudan A.S.......................................     5,970      653,652
    Jyske Bank A.S...................................   286,082   11,895,707
    Lan & Spar Bank..................................     4,981      282,602
    Matas A.S........................................   154,641    2,729,987
    NKT Holding A.S..................................   126,821    6,547,402
#   Nordjyske Bank A.S...............................    36,553      505,236
*   Parken Sport & Entertainment A.S.................    33,556      327,622
    Per Aarsleff Holding A.S.........................   107,320    2,517,318
    Ringkjoebing Landbobank A.S......................    23,199    4,812,950
#   Roblon A.S. Class B..............................     2,700       96,841
    Rockwool International A.S. Class B..............    32,527    6,158,533
    Royal Unibrew A.S................................   227,860   10,480,608
    RTX A.S..........................................    34,373      638,141
*   Santa Fe Group A.S...............................   127,806    1,163,235
    Schouw & Co......................................    71,589    4,154,271
    SimCorp A.S......................................   209,269   10,837,023
    Solar A.S. Class B...............................    26,813    1,371,641
    Spar Nord Bank A.S...............................   351,498    2,906,828
    Sydbank A.S......................................   351,217    9,431,601
    TDC A.S.......................................... 3,453,052   18,180,111
#*  Tivoli A.S.......................................     9,370      650,834
#*  TK Development A.S...............................   608,784      690,748
*   Topdanmark A.S...................................   491,266   12,181,495
    Tryg A.S.........................................    68,494    1,276,814
#   United International Enterprises.................    10,218    1,948,021
*   Vestjysk Bank A.S................................    53,413       62,665
*   William Demant Holding A.S.......................   365,410    7,461,745
#*  Zealand Pharma A.S...............................    62,015    1,208,888
                                                                ------------
TOTAL DENMARK........................................            219,039,841
                                                                ------------
FINLAND -- (6.3%)
#   Ahlstrom Oyj.....................................    46,794      418,716
    Aktia Bank Oyj...................................    91,896      894,759
    Alandsbanken Abp Class B.........................    21,354      328,470
    Alma Media Oyj...................................    42,130      199,117
    Amer Sports Oyj..................................   641,324   18,207,409
    Apetit Oyj.......................................    18,766      276,957
    Aspo Oyj.........................................    92,762      707,401
    Atria Oyj........................................    42,958      429,798
#*  BasWare Oyj......................................    43,305    1,802,544
#   Bittium Oyj......................................   103,081      663,073
    Cargotec Oyj Class B.............................   235,592   10,565,910
#   Caverion Corp....................................   522,975    3,451,142
    Citycon Oyj...................................... 2,200,212    5,504,129
#   Comptel Oyj......................................   326,527      857,624

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                       SHARES     VALUE++
                                                      --------- -----------
FINLAND -- (Continued)
    Cramo Oyj........................................   190,163 $ 4,491,921
    Digia Oyj........................................    48,912     187,360
    Elisa Oyj........................................   734,075  26,632,623
#   F-Secure Oyj.....................................   524,454   1,695,665
*   Finnair Oyj......................................   450,180   2,359,603
    Fiskars Oyj Abp..................................   190,312   3,858,607
*   GeoSentric Oyj...................................   244,900          --
*   Glaston Oyj Abp..................................    46,084      20,042
    HKScan Oyj Class A...............................   172,657     611,917
    Huhtamaki Oyj....................................   467,536  20,543,197
    Ilkka-Yhtyma Oyj.................................    61,503     149,222
    Kemira Oyj.......................................   653,778   8,598,830
    Kesko Oyj Class A................................     6,044     248,295
    Kesko Oyj Class B................................   345,206  15,390,725
#   Konecranes Oyj...................................   262,339   7,908,134
#   Lassila & Tikanoja Oyj...........................   171,857   3,437,300
    Lemminkainen Oyj.................................    30,098     477,765
    Metsa Board Oyj.................................. 1,498,878   8,762,236
    Metso Oyj........................................   467,237  12,965,330
    Munksjo Oyj......................................    24,345     287,843
    Nokian Renkaat Oyj...............................   623,433  23,176,080
    Olvi Oyj Class A.................................    68,749   2,003,780
    Oriola-KD Oyj Class A............................     6,054      28,564
    Oriola-KD Oyj Class B............................   628,439   2,951,899
    Orion Oyj Class A................................   126,645   5,134,260
    Orion Oyj Class B................................   429,304  17,587,568
#*  Outokumpu Oyj.................................... 3,022,031  17,396,810
#*  Outotec Oyj......................................   703,237   3,403,834
#   PKC Group Oyj....................................   115,436   2,135,154
    Ponsse Oy........................................    45,516   1,348,592
*   Poyry Oyj........................................   188,253     722,439
*   QT Group Oyj.....................................    48,912     275,059
    Raisio Oyj Class V...............................   573,332   2,640,194
    Ramirent Oyj.....................................   336,343   2,851,066
    Rapala VMC Oyj...................................   109,543     532,821
    Revenio Group Oyj................................    23,248     662,489
    Saga Furs Oyj....................................       368       5,888
    Sanoma Oyj.......................................   754,064   6,054,145
    Sponda Oyj.......................................   447,168   2,050,996
    SRV Group P.L.C..................................    21,283     101,697
*   Stockmann Oyj Abp Class A........................    42,474     283,123
#*  Stockmann Oyj Abp Class B........................   141,026     942,616
    Technopolis Oyj..................................   607,493   2,614,783
    Teleste Oyj......................................    46,406     450,929
    Tieto Oyj........................................   295,694   8,514,135
    Tikkurila Oyj....................................   190,569   3,666,298
    Uponor Oyj.......................................   283,661   5,273,962
    Vaisala Oyj Class A..............................    45,965   1,665,306
    Valmet Oyj.......................................   484,692   6,332,581
    Viking Line Abp..................................    10,366     258,483

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                       SHARES     VALUE++
                                                      --------- ------------
FINLAND -- (Continued)
    YIT Oyj..........................................   465,875 $  3,162,981
                                                                ------------
TOTAL FINLAND........................................            287,162,196
                                                                ------------
FRANCE -- (12.0%)
    ABC Arbitrage....................................   143,356      973,349
    Actia Group......................................    48,398      314,038
#*  Air France-KLM................................... 1,111,495    6,447,132
    Akka Technologies................................    51,478    1,764,479
    Albioma SA.......................................    94,535    1,629,037
    Altamir..........................................   108,939    1,242,731
    Alten SA.........................................   136,617    9,476,099
    Altran Technologies SA...........................   771,932   11,207,403
    April SA.........................................    74,473      942,288
#*  Archos...........................................   111,720      198,552
    Arkema SA........................................   313,836   26,806,032
    Assystem.........................................    63,007    1,732,408
    Aubay............................................    29,713      766,721
*   Ausy.............................................       980       59,715
    Axway Software SA................................    28,746      787,027
    Bastide le Confort Medical.......................     8,920      209,418
#   Beneteau SA......................................   193,357    1,941,102
*   Bigben Interactive...............................     3,583       21,425
    BioMerieux.......................................    71,574    9,895,295
    Boiron SA........................................    38,334    3,552,664
    Bonduelle SCA....................................    76,003    1,963,075
#   Bourbon Corp.....................................    91,493    1,081,752
    Burelle SA.......................................     3,739    3,494,024
#   Catering International Services..................    14,124      211,017
*   Cegedim SA.......................................    23,645      690,643
    Cegid Group SA...................................    26,749    1,831,746
#*  CGG SA...........................................    97,011    2,318,839
    Chargeurs SA.....................................    95,815    1,235,899
    Cie des Alpes....................................    38,937      772,339
*   Coface SA........................................   134,138      683,010
    Derichebourg SA..................................   554,692    1,806,410
    Devoteam SA......................................    27,976    1,413,172
    Dom Security.....................................     2,414      102,458
    Edenred..........................................   946,779   21,478,487
    Eiffage SA.......................................    50,012    3,845,187
    Electricite de Strasbourg SA.....................    21,168    2,125,675
    Elior Participations SCA.........................   318,325    6,948,606
    Elis SA..........................................    73,283    1,323,461
#*  Eramet...........................................    28,909    1,015,745
*   Esso SA Francaise................................    14,895      646,419
#*  Etablissements Maurel et Prom....................   844,597    2,704,620
    Euler Hermes Group...............................    56,627    4,683,316
    Eurofins Scientific SE...........................    47,119   17,675,999
    Euronext NV......................................   222,917    9,526,499
    Eutelsat Communications SA.......................    33,157      659,388
    Exel Industries Class A..........................    10,330      871,263
    Faiveley Transport SA............................    34,183    3,536,207
    Faurecia.........................................   306,467   12,087,286
    Fimalac..........................................       272       29,988

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                      SHARES    VALUE++
                                                      ------- -----------
FRANCE -- (Continued)
    Fleury Michon SA.................................   5,962 $   393,446
*   Futuren SA....................................... 521,960     408,983
    Gaumont SA.......................................  13,521     738,978
    Gaztransport Et Technigaz SA.....................  69,131   1,977,580
    GEA..............................................   2,433     223,235
    Gevelot SA.......................................   3,466     437,222
    GL Events........................................  48,589     918,870
    Groupe Crit......................................  23,459   1,573,711
*   Groupe Flo.......................................  19,892      19,126
*   Groupe Fnac SA...................................  48,125   2,963,934
#   Groupe Gorge.....................................  22,858     551,238
    Groupe Open......................................  26,685     566,435
    Guerbet..........................................  33,267   2,239,921
    Haulotte Group SA................................  74,466   1,159,793
    Havas SA......................................... 487,198   4,102,426
#   Herige SADCS.....................................   4,147     107,412
#*  Hipay Group SA...................................  24,579     321,637
*   ID Logistics Group...............................   3,745     529,302
    Imerys SA........................................ 152,734  10,841,654
#   Interparfums SA..................................  54,443   1,430,382
    Ipsen SA......................................... 170,560  11,128,340
    IPSOS............................................ 168,064   5,535,152
    Jacquet Metal Service............................  67,512   1,037,787
    Korian SA........................................ 196,034   6,943,975
    Lagardere SCA.................................... 619,304  15,820,887
#   Lanson-BCC.......................................   8,795     304,832
    Laurent-Perrier..................................  12,372     982,026
    Le Noble Age.....................................  24,612     846,605
    Lectra........................................... 116,672   1,933,219
    Linedata Services................................   6,496     293,075
    LISI.............................................  94,248   2,560,892
    Maisons France Confort SA........................  15,298     753,705
    Manitou BF SA....................................  48,399     787,108
    Manutan International............................  14,076     860,131
    Mersen........................................... 117,956   1,939,951
#*  METabolic EXplorer SA............................ 151,621     312,047
    Metropole Television SA.......................... 293,607   5,341,940
    MGI Coutier......................................  56,765   1,313,915
    Mr Bricolage.....................................  30,731     437,760
*   Naturex..........................................  31,570   2,647,709
    Neopost SA....................................... 175,445   4,871,707
*   Nexans SA........................................ 203,787  10,284,427
    Nexity SA........................................ 165,899   8,824,935
#*  Nicox............................................  76,283     820,256
*   NRJ Group........................................  71,278     750,726
#   Oeneo SA......................................... 105,660     979,428
#*  Onxeo SA(BPFJVR0)................................  48,958     170,654
#*  Onxeo SA(B04P0G6)................................ 148,406     514,563
    Orpea............................................ 172,238  15,221,506
#*  Parrot SA........................................  25,254     392,626
#*  Pierre & Vacances SA.............................  26,157   1,241,229
    Plastic Omnium SA................................ 318,364  10,099,979
    Plastivaloire....................................     737      85,712

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                       SHARES     VALUE++
                                                      --------- -----------
FRANCE -- (Continued)
    PSB Industries SA................................     8,161 $   406,086
#   Rallye SA........................................   128,234   2,229,023
*   Recylex SA.......................................    13,475      31,792
#   Remy Cointreau SA................................    22,934   2,005,893
#   Rexel SA......................................... 1,596,995  23,750,235
    Robertet SA......................................     3,063     987,688
    Rothschild & Co..................................    21,428     534,343
    Rubis SCA........................................   203,675  16,437,966
    Samse SA.........................................     8,068   1,150,033
    Sartorius Stedim Biotech.........................   107,214   7,615,106
    Savencia SA......................................    33,142   2,156,111
    SEB SA...........................................   120,657  16,066,330
    Seche Environnement SA...........................    11,799     412,877
#*  Sequana SA.......................................   289,137     565,189
*   Societe des Bains de Mer et du Cercle des
      Etrangers a Monaco.............................    60,258   2,063,292
#*  Societe Internationale de Plantations d'Heveas SA     7,523     272,442
    Societe Marseillaise du Tunnel Prado-Carenage SA.     3,434     119,656
    Societe pour l'Informatique Industrielle.........    39,566     552,913
*   SOITEC........................................... 1,279,868   1,045,582
#*  Solocal Group....................................   170,329     647,957
    Somfy SA.........................................    21,025   7,937,771
    Sopra Steria Group...............................    74,501   8,749,717
    SPIE SA..........................................    15,232     289,551
*   Spir Communication SA............................       452       2,729
*   Stallergenes Greer P.L.C.........................    12,201     340,942
#*  Ste Industrielle d'Aviation Latecoere SA.........   310,883   1,139,525
    Stef SA..........................................    28,166   2,204,158
    STMicroelectronics NV............................ 2,136,887  15,625,733
#*  Store Electronic.................................    14,048     355,416
    Sword Group......................................    32,374     862,987
    Synergie SA......................................    70,320   2,334,930
    Tarkett SA.......................................    53,696   1,730,569
    Technicolor SA................................... 1,482,868   9,318,616
    Teleperformance..................................   348,982  32,470,466
#   Television Francaise 1...........................   626,436   6,057,605
    Tessi SA.........................................     6,807   1,021,991
#   Thermador Groupe.................................    13,789   1,274,768
#   Tonnellerie Francois Freres......................     5,065     487,915
    Total Gabon......................................     1,515     220,044
*   Touax SA.........................................     5,568      61,927
    Trigano SA.......................................    46,958   2,781,885
*   Ubisoft Entertainment SA.........................   521,852  21,418,846
    Union Financiere de France BQE SA................    16,855     431,560
#*  Vallourec SA.....................................   640,094   2,332,910
#*  Valneva SE.......................................   218,939     575,493
    Vetoquinol SA....................................    16,625     736,167
    Vicat SA.........................................    86,767   5,182,230
    VIEL & Cie SA....................................   161,700     676,399
#   Vilmorin & Cie SA................................    27,056   1,792,679
#*  Virbac SA........................................    22,063   4,345,954
    Vranken-Pommery Monopole SA......................    18,262     442,978

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                      SHARES    VALUE++
                                                      ------- ------------
FRANCE -- (Continued)
*   Worldline SA.....................................   6,840 $    204,673
                                                              ------------
TOTAL FRANCE.........................................          546,733,182
                                                              ------------
GERMANY -- (15.4%)
    Aareal Bank AG................................... 409,233   13,445,882
    Adler Modemaerkte AG.............................  41,855      361,695
#*  ADLER Real Estate AG.............................  99,605    1,493,976
*   ADVA Optical Networking SE....................... 194,362    1,741,480
#*  AIXTRON SE....................................... 396,410    2,488,728
*   Aligna AG........................................ 318,087           --
    All for One Steeb AG.............................     569       36,764
#   Allgeier SE......................................  26,260      479,320
#   Amadeus Fire AG..................................  30,159    2,299,531
*   AS Creation Tapeten..............................   7,109      244,599
    Aurubis AG....................................... 180,566    9,382,540
#   Axel Springer SE................................. 194,300   10,649,098
    Basler AG........................................   3,576      198,271
    Bauer AG.........................................  33,835      467,637
#   BayWa AG(5838057)................................  78,978    2,498,760
    BayWa AG(5838068)................................     124        4,094
    Bechtle AG.......................................  80,333    9,297,915
#   Bertrandt AG.....................................  27,357    2,991,774
    Bijou Brigitte AG................................  19,236    1,239,441
*   Bilfinger SE..................................... 178,040    5,420,615
    Biotest AG.......................................  60,306    1,117,127
*   BKN International AG.............................  33,408           --
#   Borussia Dortmund GmbH & Co. KGaA................ 473,904    2,092,796
    BRAAS Monier Building Group SA...................  17,556      425,071
    CANCOM SE........................................  86,805    4,490,270
    Carl Zeiss Meditec AG............................ 160,352    5,988,511
*   CAT Oil AG.......................................   6,474       46,594
    CENIT AG.........................................  51,806    1,158,299
    CENTROTEC Sustainable AG.........................  44,227      697,902
    Cewe Stiftung & Co. KGAA.........................  30,523    2,413,703
#   Clere AG.........................................  21,096      645,046
    Comdirect Bank AG................................ 173,523    1,799,419
    CompuGroup Medical SE............................ 119,816    5,178,966
*   Constantin Medien AG............................. 340,089      965,222
    CropEnergies AG.................................. 116,924      675,121
    CTS Eventim AG & Co. KGaA........................ 216,083    7,522,286
    Data Modul AG....................................  11,455      581,339
*   DEAG Deutsche Entertainment AG...................  13,697       42,242
#   Delticom AG......................................  28,981      497,732
    Deutsche Beteiligungs AG.........................  48,588    1,538,925
    Deutsche EuroShop AG............................. 220,384   10,452,875
#   Deutsche Lufthansa AG............................  28,830      342,693
    Deutz AG......................................... 599,311    2,762,899
*   Dialog Semiconductor P.L.C....................... 382,079   12,528,963
    DIC Asset AG..................................... 266,879    2,600,321
    DMG Mori AG...................................... 308,295   14,716,311
    Dr Hoenle AG.....................................  25,078      694,049
    Draegerwerk AG & Co. KGaA........................   9,611      548,127
#   Drillisch AG..................................... 225,064    8,940,745

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                       SHARES     VALUE++
                                                      --------- -----------
GERMANY -- (Continued)
    Duerr AG.........................................   133,802 $11,540,734
    Eckert & Ziegler AG..............................    17,297     409,813
    Elmos Semiconductor AG...........................    53,117     662,462
#   ElringKlinger AG.................................   167,277   3,050,790
*   Euromicron AG....................................    32,612     308,135
*   Evotec AG........................................ 1,103,203   5,047,825
    Fielmann AG......................................   120,175   9,283,193
*   First Sensor AG..................................    19,888     245,359
    Francotyp-Postalia Holding AG Class A............    53,729     228,285
    Fraport AG Frankfurt Airport Services Worldwide..   169,430   9,266,296
    Freenet AG.......................................   652,809  18,228,291
    Fuchs Petrolub SE................................   152,541   5,868,529
    Gerresheimer AG..................................   201,267  17,279,499
#   Gerry Weber International AG.....................    93,900   1,144,069
    Gesco AG.........................................    14,489   1,130,530
    GFK SE...........................................    76,920   2,949,366
    GFT Technologies SE..............................    93,571   2,145,293
    Grammer AG.......................................    79,765   3,836,400
    GRENKE AG........................................    38,535   7,542,392
*   H&R AG...........................................    33,528     562,329
    Hamburger Hafen und Logistik AG..................   113,533   1,814,052
#*  Heidelberger Druckmaschinen AG................... 1,385,127   3,985,326
    Hella KGaA Hueck & Co............................    95,427   3,483,241
    Highlight Communications AG......................    94,846     568,490
    Hochtief AG......................................    79,951  10,484,750
#*  HolidayCheck Group AG............................   114,390     293,890
    Hornbach Baumarkt AG.............................    20,885     593,219
    Hugo Boss AG.....................................    98,814   5,864,185
    Indus Holding AG.................................   131,598   6,525,014
#   Init Innovation In Traffic Systems AG............    23,180     402,042
    Isra Vision AG...................................    18,038   1,626,354
    Jenoptik AG......................................   258,784   4,437,706
#   K+S AG...........................................   990,931  20,712,457
*   Kampa AG.........................................     7,101         167
    KION Group AG....................................   272,454  14,939,738
*   Kloeckner & Co. SE...............................   555,392   7,446,340
*   Koenig & Bauer AG................................    69,890   3,869,555
#*  Kontron AG.......................................   437,004   1,285,072
    Krones AG........................................    75,044   7,506,709
    KSB AG...........................................     3,466   1,452,498
*   KUKA AG..........................................   137,716  16,689,974
#   KWS Saat SE......................................    16,076   5,131,093
    Lanxess AG.......................................   484,758  22,904,574
    LEG Immobilien AG................................   306,750  30,797,829
    Leifheit AG......................................    13,775     891,715
    Leoni AG.........................................   159,356   5,895,807
#*  LPKF Laser & Electronics AG......................   112,621     868,960
#*  Manz AG..........................................    19,698     685,165
*   MasterFlex SE....................................    19,347     138,331
*   Mediclin AG......................................    88,966     532,551
#*  Medigene AG......................................    52,496     429,938
    MLP AG...........................................   296,006   1,145,013
*   msg life ag......................................    11,646      29,916

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                      SHARES    VALUE++
                                                      ------- -----------
GERMANY -- (Continued)
    MTU Aero Engines AG.............................. 249,839 $25,530,191
    MVV Energie AG...................................  21,272     470,719
    Nemetschek SE.................................... 110,040   6,927,298
    Nexus AG.........................................  49,542     937,433
*   Nordex SE........................................ 307,691   8,545,392
    Norma Group SE................................... 202,672  10,538,940
#   OHB SE...........................................  34,489     714,859
    Osram Licht AG................................... 343,036  17,847,236
*   Paion AG......................................... 117,720     282,932
#   paragon AG.......................................   4,815     172,610
*   Patrizia Immobilien AG........................... 202,336   5,109,884
    Pfeiffer Vacuum Technology AG....................  54,190   5,605,489
#   PNE Wind AG...................................... 367,537     872,700
    Progress-Werk Oberkirch AG.......................   7,571     296,045
#   PSI AG Gesellschaft Fuer Produkte und Systeme
      der Informationstechnologie....................  27,232     418,877
    Puma SE..........................................  10,528   2,623,914
*   PVA TePla AG.....................................  46,019     130,349
*   QIAGEN NV........................................ 780,158  20,479,819
#   QSC AG........................................... 382,324     631,364
#   R Stahl AG.......................................  14,952     527,709
    Rational AG......................................  15,209   7,357,532
    Rheinmetall AG................................... 223,411  15,652,585
    RHOEN-KLINIKUM AG................................ 261,051   7,693,213
#   RIB Software AG.................................. 145,422   1,627,898
    S&T AG...........................................  15,456     135,601
    SAF-Holland SA................................... 248,917   3,004,815
    Salzgitter AG.................................... 212,972   6,645,997
    Schaltbau Holding AG.............................  28,415   1,358,987
    Schloss Wachenheim AG............................   7,479     115,047
*   SER Systems AG...................................   9,400          --
#*  SGL Carbon SE.................................... 201,274   2,453,637
    SHW AG...........................................  24,847     695,053
    Sixt SE..........................................  80,910   4,329,736
*   SKW Stahl-Metallurgie Holding AG.................   9,916      32,192
#   SMA Solar Technology AG..........................  59,062   2,976,427
*   SMT Scharf AG....................................  18,103     218,685
    Softing AG.......................................  21,576     249,686
    Software AG...................................... 309,788  12,499,605
#*  Solarworld AG....................................  13,177      76,626
*   Stabilus SA......................................  23,990   1,255,109
    Stada Arzneimittel AG............................ 306,492  16,544,074
    STRATEC Biomedical AG............................  27,911   1,600,801
#   Stroeer SE & Co KGaA............................. 116,515   5,539,177
    Suedzucker AG.................................... 438,206  10,965,546
*   Suess MicroTec AG................................ 105,674     709,901
    Surteco SE.......................................  25,640     581,827
#   TAG Immobilien AG................................ 798,736  11,371,398
    Takkt AG......................................... 163,454   3,925,193
    Technotrans AG...................................  32,047     639,786
    TLG Immobilien AG................................ 133,150   2,981,009
#*  Tom Tailor Holding AG............................ 108,631     430,777
    USU Software AG..................................   1,489      37,465

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                       SHARES     VALUE++
                                                      --------- ------------
GERMANY -- (Continued)
    VERBIO Vereinigte BioEnergie AG..................   127,536 $    721,489
*   Vossloh AG.......................................    69,618    4,300,731
#   VTG AG...........................................    80,128    2,258,576
#   Wacker Chemie AG.................................    77,716    7,244,409
    Wacker Neuson SE.................................   146,155    2,610,807
    Washtec AG.......................................    38,840    1,584,040
*   Wincor Nixdorf AG................................   158,021    8,743,916
#   XING AG..........................................    16,563    3,309,635
#   Zeal Network SE..................................    33,411    1,320,606
                                                                ------------
TOTAL GERMANY........................................            704,830,289
                                                                ------------
GREECE -- (0.0%)
*   Alfa Alfa Energy SA..............................     3,810           --
*   Alysida SA.......................................     2,376           --
*   Atlantic Supermarkets SA.........................    34,730           --
*   Babis Vovos International Construction SA........    21,073           --
*   Balafas SA.......................................    15,200           --
*   Elektroniki Athinon SA...........................     7,497           --
*   Etma Rayon SA....................................    11,242           --
*   Informatics SA...................................     3,778           --
*   Ipirotiki Software & Publications SA.............    22,110           --
*   Lan-Net SA.......................................    12,688           --
*   Neorion Holdings SA..............................    14,991           --
*   Promota Hellas SA................................     8,860           --
*   T Bank SA........................................   228,007           --
*   Themeliodomi SA..................................    37,422           --
                                                                ------------
TOTAL GREECE.........................................                     --
                                                                ------------
IRELAND -- (1.4%)
    C&C Group P.L.C.(B010DT8)........................   399,607    1,647,220
    C&C Group P.L.C.(B011Y09)........................ 1,077,904    4,343,617
    Datalex P.L.C....................................    60,575      230,299
*   FBD Holdings P.L.C...............................   125,728      846,869
    Glanbia P.L.C.(0066950)..........................   700,613   13,570,057
    Glanbia P.L.C.(4058629)..........................    34,440      663,194
    IFG Group P.L.C..................................   302,015      715,659
*   Independent News & Media P.L.C................... 1,593,163      238,670
    Irish Continental Group P.L.C.(BLP5857)..........   361,886    1,909,347
    Irish Continental Group P.L.C.(BLP59W1)..........   234,200    1,196,637
    Kingspan Group P.L.C.............................   580,389   13,315,102
    Paddy Power Betfair P.L.C........................   112,644   13,211,506
    Smurfit Kappa Group P.L.C........................   546,377   12,830,615
                                                                ------------
TOTAL IRELAND........................................             64,718,792
                                                                ------------
ISRAEL -- (1.7%)
*   ADO Group, Ltd...................................    33,364      471,826
#*  Africa Israel Investments, Ltd................... 1,160,746      361,498
#   Africa Israel Properties, Ltd....................    79,909    1,291,837
    Africa Israel Residences, Ltd....................       594       10,633
#*  Airport City, Ltd................................   316,100    3,377,587
    Albaad Massuot Yitzhak, Ltd......................       466        5,292
#*  Allot Communications, Ltd........................   124,817      616,052

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                       SHARES    VALUE++
                                                      --------- ----------
ISRAEL -- (Continued)
    Alrov Properties and Lodgings, Ltd...............    44,380 $  949,063
    Amot Investments, Ltd............................   452,653  1,898,848
    Arad, Ltd........................................     1,053      8,949
    Ashtrom Properties, Ltd..........................     3,851     13,397
#*  AudioCodes, Ltd..................................   163,675    683,878
    Avgol Industries 1953, Ltd.......................   407,132    479,583
*   Azorim-Investment Development & Construction
      Co., Ltd.......................................   380,820    341,082
    Bayside Land Corp................................     3,483  1,300,392
    Big Shopping Centers, Ltd........................    15,521    943,641
#*  BioLine RX, Ltd..................................    59,630     48,342
#   Blue Square Real Estate, Ltd.....................    21,115    813,284
    Brack Capital Properties NV......................     9,241    812,629
*   Cellcom Israel, Ltd..............................   262,831  1,903,576
*   Ceragon Networks, Ltd............................    95,438    213,648
#*  Clal Biotechnology Industries, Ltd...............   174,162    130,974
#*  Clal Insurance Enterprises Holdings, Ltd.........    84,865    917,418
*   Cohen Development & Industrial Buildings, Ltd....     2,564     57,383
#*  Compugen, Ltd....................................   185,531  1,260,779
#   Delek Automotive Systems, Ltd....................   168,811  1,467,061
#   Delta-Galil Industries, Ltd......................    45,852  1,388,238
    Direct Insurance Financial Investments, Ltd......    73,126    564,153
    El Al Israel Airlines............................ 1,048,216    789,829
    Electra, Ltd.....................................     8,286  1,140,527
#*  Elron Electronic Industries, Ltd.................    62,094    285,025
    Energix-Renewable Energies, Ltd..................    60,180     45,983
*   Equital, Ltd.....................................     7,312    144,490
#*  Evogene, Ltd.....................................    70,559    489,654
#   First International Bank Of Israel, Ltd..........   180,262  2,272,901
#   FMS Enterprises Migun, Ltd.......................    10,982    265,790
    Formula Systems 1985, Ltd........................    43,711  1,655,643
#   Fox Wizel, Ltd...................................    19,541    297,699
    Frutarom Industries, Ltd.........................    77,578  3,892,310
#*  Gilat Satellite Networks, Ltd....................   113,132    516,276
#*  Hadera Paper, Ltd................................    10,176    314,570
    Harel Insurance Investments & Financial
      Services, Ltd..................................   534,721  1,970,546
    Hilan, Ltd.......................................    35,832    544,751
#   IDI Insurance Co., Ltd...........................    21,829  1,058,841
#   Industrial Buildings Corp., Ltd..................   475,849    530,878
*   Israel Discount Bank, Ltd. Class A............... 2,847,609  4,913,383
    Israel Land Development Co., Ltd. (The)..........    22,310    131,369
    Ituran Location and Control, Ltd.................    10,954    262,458
*   Jerusalem Oil Exploration........................    45,124  1,988,773
#*  Kamada, Ltd......................................   124,487    498,201
*   Kenon Holdings, Ltd..............................    24,114    284,838
    Kerur Holdings, Ltd..............................     2,133     43,142
    Klil Industries, Ltd.............................       394     26,209
    Maabarot Products, Ltd...........................    21,999    330,682
    Magic Software Enterprises, Ltd..................    91,003    680,753
#   Matrix IT, Ltd...................................   176,473  1,229,744
#   Maytronics, Ltd..................................   114,646    393,598
#*  Mazor Robotics, Ltd..............................   208,362  2,289,770
    Meitav DS Investments, Ltd.......................    38,130    121,989
#   Melisron, Ltd....................................    52,894  2,260,441

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                        SHARES     VALUE++
                                                      ---------- -----------
ISRAEL -- (Continued)
#*  Menora Mivtachim Holdings, Ltd...................    123,424 $   996,911
#*  Migdal Insurance & Financial Holding, Ltd........  1,326,378     807,005
#   Mivtach Shamir Holdings, Ltd.....................     22,547     476,013
*   Naphtha Israel Petroleum Corp., Ltd..............    158,384     977,801
    Neto ME Holdings, Ltd............................      5,555     438,574
*   Nova Measuring Instruments, Ltd..................    114,545   1,297,591
*   Oil Refineries, Ltd..............................  5,367,932   1,940,433
#*  Partner Communications Co., Ltd..................    446,766   2,140,714
    Paz Oil Co., Ltd.................................     22,533   3,672,376
*   Perion Network, Ltd..............................     16,455      22,123
*   Phoenix Holdings, Ltd. (The).....................    280,698     682,102
#   Plasson Industries, Ltd..........................     13,484     387,754
    Rami Levy Chain Stores Hashikma Marketing 2006,
      Ltd............................................     32,629   1,269,055
    Sapiens International Corp. NV...................     99,640   1,299,467
#   Shikun & Binui, Ltd..............................  1,016,003   1,791,538
    Shufersal, Ltd...................................    372,408   1,307,080
*   Space Communication, Ltd.........................     17,611     167,708
    Strauss Group, Ltd...............................    136,109   2,191,985
*   Summit Real Estate Holdings, Ltd.................     95,824     497,002
    Tadiran Holdings, Ltd............................      1,185      25,856
*   Tower Semiconductor, Ltd.........................    230,219   3,135,243
*   Union Bank of Israel.............................    126,346     446,112
                                                                 -----------
TOTAL ISRAEL.........................................             79,972,549
                                                                 -----------
ITALY -- (8.5%)
*   A.S. Roma SpA....................................     50,843      25,013
    A2A SpA..........................................  8,023,716  11,398,075
    ACEA SpA.........................................    302,509   4,211,118
*   Aedes SIIQ SpA...................................    691,904     284,458
#*  Aeffe SpA........................................    167,738     194,008
    Alerion Cleanpower SpA...........................    119,152     209,337
#   Amplifon SpA.....................................    515,448   5,143,972
    Anima Holding SpA................................    690,273   3,464,943
    Ansaldo STS SpA..................................    572,443   6,708,271
*   Arnoldo Mondadori Editore SpA....................    724,145     814,940
    Ascopiave SpA....................................    428,523   1,351,012
#   Astaldi SpA......................................    288,057   1,261,023
    Autogrill SpA....................................    728,145   6,339,074
    Azimut Holding SpA...............................    623,078   9,811,768
#*  Banca Carige SpA.................................  1,893,751     710,863
    Banca Finnat Euramerica SpA......................    616,149     216,739
    Banca Generali SpA...............................    284,313   5,885,715
    Banca IFIS SpA...................................    147,336   3,368,021
    Banca Mediolanum SpA.............................    875,858   6,427,161
#*  Banca Monte dei Paschi di Siena SpA..............  1,988,429     687,801
    Banca Popolare dell'Emilia Romagna SC............  2,548,728  10,485,613
#*  Banca Popolare dell'Etruria e del Lazio SC.......  1,058,027          --
#   Banca Popolare di Milano Scarl................... 22,383,595  10,879,087
    Banca Popolare di Sondrio SCARL..................  2,316,219   6,266,864
#   Banca Profilo SpA................................  1,221,744     258,535
    Banco di Desio e della Brianza SpA...............    224,677     427,655
    Banco Popolare SC................................  2,966,423   8,366,642
#   BasicNet SpA.....................................    166,625     645,460

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                       SHARES     VALUE++
                                                      --------- -----------
ITALY -- (Continued)
*   Beghelli SpA.....................................   403,187 $   167,386
    Biesse SpA.......................................    68,574     961,599
    Brembo SpA.......................................   161,253   9,430,276
#   Brunello Cucinelli SpA...........................    99,307   1,853,657
#   Buzzi Unicem SpA.................................   409,864   8,226,073
#   Cairo Communication SpA..........................   339,858   1,515,398
*   Caltagirone Editore SpA..........................     6,277       6,038
*   Carraro SpA......................................    53,112      70,081
    Cembre SpA.......................................    39,007     574,767
    Cementir Holding SpA.............................   325,211   1,417,904
    Cerved Information Solutions SpA.................   541,830   4,547,330
    CIR-Compagnie Industriali Riunite SpA............ 2,033,707   2,335,736
    Credito Emiliano SpA.............................   471,853   2,995,197
#   Credito Valtellinese SC.......................... 5,732,088   2,545,659
    d'Amico International Shipping SA................   830,428     311,367
    Danieli & C Officine Meccaniche SpA..............    72,897   1,437,807
    Datalogic SpA....................................   111,466   2,010,692
    Davide Campari-Milano SpA........................ 1,476,589  15,257,127
    De' Longhi SpA...................................   270,429   6,760,807
    DeA Capital SpA..................................   526,890     606,815
    DiaSorin SpA.....................................   116,636   7,344,347
*   Ei Towers SpA....................................    87,314   4,710,384
    El.En. SpA.......................................    48,277     807,588
    Elica SpA........................................     4,665       8,632
    ERG SpA..........................................   319,564   3,707,190
    Esprinet SpA.....................................   176,634   1,103,313
*   Eurotech SpA.....................................    90,850     143,332
#   Falck Renewables SpA.............................   704,182     588,848
#*  Fincantieri SpA.................................. 2,079,551     908,033
    FinecoBank Banca Fineco SpA......................   922,158   5,486,466
    FNM SpA..........................................   627,039     288,652
#   Geox SpA.........................................   453,868   1,306,195
*   Gruppo Editoriale L'Espresso SpA.................   481,852     412,116
#   Gruppo MutuiOnline SpA...........................   103,077     864,512
    Hera SpA......................................... 3,328,100   9,437,321
#   IMMSI SpA........................................ 1,202,186     538,837
    Industria Macchine Automatiche SpA...............    70,748   4,175,213
*   Intek Group SpA.................................. 1,768,514     405,850
    Interpump Group SpA..............................   425,898   6,898,945
    Iren SpA......................................... 2,952,554   4,852,667
*   Italcementi SpA..................................   926,791  10,974,547
    Italmobiliare SpA................................    45,336   1,958,616
*   Juventus Football Club SpA....................... 2,061,653     672,099
    La Doria SpA.....................................    65,929     876,368
#   Maire Tecnimont SpA..............................   628,389   1,603,102
    MARR SpA.........................................   182,251   3,831,855
    Mediaset SpA..................................... 4,275,392  12,956,213
    Moleskine SpA....................................   433,670   1,052,420
    Moncler SpA......................................   640,384  11,238,573
#   Nice SpA.........................................    71,162     209,004
    OVS SpA..........................................     8,200      48,234
#   Parmalat SpA..................................... 1,761,867   4,634,074
#   Piaggio & C SpA..................................   941,217   1,726,487

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THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                        SHARES     VALUE++
                                                      ---------- ------------
ITALY -- (Continued)
#*  Prelios SpA......................................    127,326 $     11,266
#   Prima Industrie SpA..............................     15,358      223,241
    Prysmian SpA.....................................  1,026,230   24,031,502
    Recordati SpA....................................    474,431   15,397,945
    Reno de Medici SpA...............................    840,050      285,832
    Reply SpA........................................     23,664    3,385,625
#*  Retelit SpA......................................    732,206      548,377
*   Richard-Ginori 1735 SpA..........................      8,489           --
#   Sabaf SpA........................................     25,688      262,417
#   SAES Getters SpA.................................     38,573      547,180
*   Safilo Group SpA.................................    164,027    1,304,010
#*  Saipem SpA....................................... 26,968,903   11,816,394
#   Salini Impregilo SpA.............................  1,159,746    3,513,523
#   Salvatore Ferragamo SpA..........................    262,482    6,187,770
#   Saras SpA........................................  1,637,194    2,823,434
    SAVE SpA.........................................     85,250    1,210,417
    Servizi Italia SpA...............................     34,833      137,433
#*  Snai SpA.........................................    117,457       93,284
    Societa Cattolica di Assicurazioni SCRL..........    835,094    5,886,899
    Societa Iniziative Autostradali e Servizi SpA....    349,366    3,179,624
#*  Sogefi SpA.......................................    272,471      463,477
    SOL SpA..........................................    161,050    1,425,398
#   Tamburi Investment Partners SpA..................    398,265    1,600,261
#*  Tiscali SpA......................................  9,160,788      481,629
#   Tod's SpA........................................     70,079    4,115,090
#   Trevi Finanziaria Industriale SpA................    509,518      668,881
    TXT e-solutions SpA..............................     28,342      235,329
#   Unione di Banche Italiane SpA....................  1,418,008    4,356,367
    Unipol Gruppo Finanziario SpA....................  2,168,748    6,022,100
    UnipolSai SpA....................................    951,050    1,595,604
    Vittoria Assicurazioni SpA.......................    124,843    1,277,507
*   Yoox Net-A-Porter Group SpA......................    280,998    7,876,194
    Zignago Vetro SpA................................    142,878      894,765
                                                                 ------------
TOTAL ITALY..........................................             386,503,692
                                                                 ------------
NETHERLANDS -- (4.4%)
    Aalberts Industries NV...........................    600,156   19,926,645
    Accell Group.....................................    141,153    3,664,983
    AFC Ajax NV......................................     18,134      176,236
    AMG Advanced Metallurgical Group NV..............    171,531    2,457,250
    Amsterdam Commodities NV.........................     92,796    2,371,283
#   APERAM SA........................................    270,393   11,321,037
#   Arcadis NV.......................................    368,816    4,935,843
    ASM International NV.............................    290,828   11,335,337
*   Atag Group NV....................................      4,630           --
    BE Semiconductor Industries NV...................    181,415    5,387,166
    Beter Bed Holding NV.............................     99,987    2,290,707
#   BinckBank NV.....................................    263,185    1,469,378
    Boskalis Westminster.............................    408,906   15,028,567
    Brunel International NV..........................    110,435    2,264,412
    Corbion NV.......................................    334,113    8,039,248
    Delta Lloyd NV...................................  2,637,082    9,409,787
#*  Fugro NV.........................................    381,770    6,783,490

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                        SHARES     VALUE++
                                                      ---------- ------------
NETHERLANDS -- (Continued)
#   Gemalto NV.......................................    304,031 $ 20,036,507
*   Heijmans NV......................................    126,289    1,174,789
    Hunter Douglas NV................................      9,426      471,160
    IMCD Group NV....................................     21,230      900,502
    KAS Bank NV......................................     80,799      864,539
    Kendrion NV......................................     67,325    1,809,039
#   Koninklijke BAM Groep NV.........................  1,407,837    5,528,480
    Koninklijke Vopak NV.............................    190,317    9,784,550
    Nederland Apparatenfabriek.......................     27,865      907,544
#*  OCI NV...........................................    171,738    2,622,781
*   Ordina NV........................................    866,273    1,549,691
*   PostNL NV........................................  2,511,108    9,643,824
    Refresco Group NV................................      7,256      113,341
    SBM Offshore NV..................................    936,863   12,562,349
    Sligro Food Group NV.............................    134,261    5,116,151
#*  SNS Reaal NV.....................................    705,718           --
    Telegraaf Media Groep NV.........................    170,034      694,058
    TKH Group NV.....................................    223,860    8,168,008
#*  TomTom NV........................................    575,952    4,918,504
    Van Lanschot NV..................................     24,773      415,706
    Wessanen.........................................    469,148    5,720,891
                                                                 ------------
TOTAL NETHERLANDS....................................             199,863,783
                                                                 ------------
NORWAY -- (2.3%)
    ABG Sundal Collier Holding ASA...................  1,786,130    1,085,537
#   AF Gruppen ASA...................................     18,991      352,332
#*  Akastor ASA......................................    917,989      911,462
    Aker ASA Class A.................................    130,540    3,924,829
#*  Aker Solutions ASA...............................    588,168    2,484,050
#   American Shipping Co. ASA........................    196,875      579,657
    Arendals Fossekompani A.S........................         90       26,129
#   Atea ASA.........................................    343,068    3,588,178
    Austevoll Seafood ASA............................    517,682    4,564,857
#*  Axactor AB.......................................  2,390,710      494,289
    Bakkafrost P/F...................................    169,646    6,609,500
#*  Biotec Pharmacon ASA.............................    139,685      182,251
    Bonheur ASA......................................    140,320      782,833
    Borregaard ASA...................................    421,945    3,404,830
    BW LPG, Ltd......................................    250,209      892,197
#   BW Offshore, Ltd................................. 43,189,561    1,289,557
*   Deep Sea Supply P.L.C............................    254,547       53,244
*   Det Norske Oljeselskap ASA.......................    465,731    5,952,300
#*  DNO ASA..........................................  3,249,546    3,364,071
    Ekornes ASA......................................    111,584    1,322,668
    Entra ASA........................................     19,596      208,177
*   Farstad Shipping ASA.............................     63,512       71,590
*   Fred Olsen Energy ASA............................    147,008      291,904
#   Frontline, Ltd...................................    143,750    1,132,878
    Grieg Seafood ASA................................    243,356    1,618,693
#*  Hexagon Composites ASA...........................    372,422    1,127,919
    Hoegh LNG Holdings Ltd...........................    203,370    2,127,305
*   Kongsberg Automotive ASA.........................  2,171,519    1,510,517
    Kvaerner ASA.....................................  1,616,475    1,524,830

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                      ----------- ------------
NORWAY -- (Continued)
#*  Nordic Semiconductor ASA.........................     703,953 $  3,176,073
#*  Norske Skogindustrier ASA........................     880,591      377,838
#*  Norwegian Air Shuttle ASA........................     149,161    5,361,698
    Norwegian Property ASA...........................     334,187      395,687
#   Ocean Yield ASA..................................     230,469    1,896,190
*   Odfjell SE Class A...............................     134,257      434,518
    Olav Thon Eiendomsselskap ASA....................     115,054    2,183,671
    Opera Software ASA...............................     514,924    3,237,039
#*  Petroleum Geo-Services ASA.......................     581,372    1,168,551
#*  PhotoCure ASA....................................      57,224      296,919
#   Prosafe SE.......................................   1,049,727       87,956
#   Protector Forsikring ASA.........................     243,652    2,095,877
*   Q-Free ASA.......................................     179,836      202,235
#*  REC Silicon ASA..................................  14,281,005    2,731,286
    Salmar ASA.......................................     101,001    3,149,705
#*  Seadrill, Ltd....................................     173,033      523,896
#   Selvaag Bolig ASA................................      70,682      322,689
*   Sevan Marine ASA.................................     124,800      317,855
*   Solstad Offshore ASA.............................      62,524      131,559
#*  Songa Offshore...................................   7,333,657      184,512
    SpareBank 1 SMN..................................     131,684      736,497
    SpareBank 1 SR-Bank ASA..........................     189,181      879,457
    Stolt-Nielsen, Ltd...............................     119,555    1,504,069
*   Storebrand ASA...................................     213,953      812,949
#   TGS Nopec Geophysical Co. ASA....................     295,413    4,949,957
    Tomra Systems ASA................................     647,834    7,094,888
#*  Treasure ASA.....................................     249,256      484,500
    Veidekke ASA.....................................     391,971    4,979,997
#   Wilh Wilhelmsen ASA..............................     260,826      617,883
#   Wilh Wilhelmsen Holding ASA Class A..............      61,068    1,156,091
    XXL ASA..........................................      95,428    1,159,865
                                                                  ------------
TOTAL NORWAY.........................................              104,130,491
                                                                  ------------
PORTUGAL -- (1.0%)
    Altri SGPS SA....................................     577,518    2,236,728
*   Banco BPI SA.....................................   2,573,144    3,210,971
#*  Banco Comercial Portugues SA Class R............. 315,057,219    7,120,060
*   Banco Espirito Santo SA..........................   4,777,921           --
    Corticeira Amorim SGPS SA........................      25,905      208,460
    CTT-Correios de Portugal SA......................     692,539    5,804,587
    EDP Renovaveis SA................................     526,798    4,263,765
    Ibersol SGPS SA..................................      20,401      262,014
#   Mota-Engil SGPS SA...............................     677,759    1,299,137
    Navigator Co SA (The)............................   2,010,412    6,378,028
    NOS SGPS SA......................................   1,069,623    7,157,867
    Novabase SGPS SA.................................      65,729      149,997
    REN - Redes Energeticas Nacionais SGPS SA........   1,346,999    4,096,708
    Semapa-Sociedade de Investimento e Gestao........     102,963    1,292,143
#   Sonae Capital SGPS SA............................     252,051      166,423
*   Sonae Industria SGPS SA..........................      47,944          262
    Sonae SGPS SA....................................   4,901,591    3,815,908

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                       SHARES     VALUE++
                                                      --------- -----------
PORTUGAL -- (Continued)
    Teixeira Duarte SA...............................   710,639 $   169,615
                                                                -----------
TOTAL PORTUGAL.......................................            47,632,673
                                                                -----------
SPAIN -- (5.2%)
    Acciona SA.......................................   143,497  10,591,779
#   Acerinox SA......................................   833,565  11,146,141
#   Adveo Group International SA.....................   104,096     380,153
    Almirall SA......................................   289,516   4,649,891
#*  Amper SA......................................... 1,819,744     181,070
    Applus Services SA...............................   403,260   4,286,947
    Atresmedia Corp de Medios de Comunicacion SA.....   348,549   3,650,260
    Azkoyen SA.......................................    64,022     343,659
    Banco Popular Espanol SA.........................   703,061     984,751
    Bankinter SA.....................................   298,301   2,080,746
*   Baron de Ley.....................................    13,454   1,551,811
#   Bolsas y Mercados Espanoles SHMSF SA.............   410,153  12,323,894
#*  Caja de Ahorros del Mediterraneo.................   116,412          --
    Cellnex Telecom SAU..............................   196,135   3,471,645
#*  Cementos Portland Valderrivas SA.................    68,410     458,721
    Cia de Distribucion Integral Logista Holdings SA.   140,138   3,382,462
    Cie Automotive SA................................   249,123   4,838,297
    Clinica Baviera SA...............................     3,698      32,629
    Construcciones y Auxiliar de Ferrocarriles SA....     9,124   3,324,651
*   Deoleo SA........................................   898,878     201,087
#   Distribuidora Internacional de Alimentacion SA... 2,781,591  17,348,389
#   Duro Felguera SA.................................   399,823     585,364
    Ebro Foods SA....................................   366,900   8,368,227
*   eDreams ODIGEO SA................................   276,653     689,141
    Elecnor SA.......................................   191,752   1,671,163
    Ence Energia y Celulosa SA....................... 1,137,185   2,872,746
#*  Ercros SA........................................   793,700   1,508,139
    Faes Farma SA.................................... 1,344,376   5,307,616
    Fluidra SA.......................................   159,343     690,149
    Gamesa Corp. Tecnologica SA...................... 1,266,922  26,882,151
    Grupo Catalana Occidente SA......................   203,062   5,704,926
#*  Grupo Ezentis SA.................................   807,544     505,019
    Iberpapel Gestion SA.............................    36,518     794,845
#*  Indra Sistemas SA................................   587,934   7,128,461
    Inmobiliaria Colonial SA.........................   957,122   7,573,523
    Inmobiliaria del Sur SA..........................     2,902      27,553
    Laboratorios Farmaceuticos Rovi SA...............    68,607     989,851
*   Liberbank SA..................................... 1,775,702   1,357,125
    Mediaset Espana Comunicacion SA..................   938,203  10,782,906
    Melia Hotels International SA....................   486,605   5,773,283
    Miquel y Costas & Miquel SA......................    38,660   1,666,779
*   NH Hotel Group SA................................ 1,249,728   5,688,398
    Nmas1 Dinamia SA.................................    20,438     179,855
#   Obrascon Huarte Lain SA..........................   747,423   2,781,126
    Papeles y Cartones de Europa SA..................   277,855   1,616,803
*   Pescanova SA.....................................    68,547          --
*   Pharma Mar SA....................................   983,996   2,529,456
    Prim SA..........................................    39,424     376,956
#*  Promotora de Informaciones SA Class A............   269,921   1,599,123

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                       SHARES     VALUE++
                                                      --------- ------------
SPAIN -- (Continued)
    Prosegur Cia de Seguridad SA..................... 1,295,445 $  8,807,350
#*  Quabit Inmobiliaria SA...........................   127,558      256,869
#*  Realia Business SA...............................   755,842      825,303
#   Sacyr SA......................................... 1,590,914    2,801,289
    Saeta Yield SA...................................    39,882      409,008
#*  Solaria Energia y Medio Ambiente SA..............   207,171      152,628
#   Tecnicas Reunidas SA.............................   162,010    5,024,167
    Tecnocom Telecomunicaciones y Energia SA.........   146,125      440,939
    Tubacex SA.......................................   664,984    1,750,691
#   Tubos Reunidos SA................................   510,636      356,984
#   Vidrala SA.......................................    82,427    5,104,475
    Viscofan SA......................................   229,641   12,285,674
*   Vocento SA.......................................   231,302      330,186
    Zardoya Otis SA..................................   707,473    6,943,753
                                                                ------------
TOTAL SPAIN..........................................            236,368,983
                                                                ------------
SWEDEN -- (8.3%)
    AAK AB...........................................   127,270    9,409,182
#   Acando AB........................................   427,481      935,199
*   AddLife AB.......................................    85,369    1,250,937
    AddNode Group AB.................................    22,737      162,210
    AddTech AB Class B...............................   273,182    3,948,511
    AF AB Class B....................................   293,526    5,335,987
#*  Anoto Group AB................................... 4,862,822      138,722
#*  Arcam AB.........................................     6,436      125,192
*   Arise AB.........................................    36,861       67,614
#   Atrium Ljungberg AB Class B......................   100,766    1,700,059
#   Avanza Bank Holding AB...........................    95,405    3,412,486
    Axfood AB........................................   176,694    3,175,155
    B&B Tools AB Class B.............................   122,677    2,365,226
*   BE Group AB......................................     1,335        6,302
#   Beijer Alma AB...................................   109,736    2,449,564
    Beijer Electronics AB............................    53,995      301,253
    Beijer Ref AB Class B............................    71,389    1,764,390
    Betsson AB.......................................   443,610    4,161,125
    Bilia AB Class A.................................   219,410    5,626,082
    BillerudKorsnas AB...............................   534,408    9,288,886
    BioGaia AB Class B...............................    80,262    2,302,684
    Biotage AB.......................................   262,854    1,071,709
    Bjorn Borg AB....................................    19,481       80,127
*   Bonava AB........................................     9,670      111,255
*   Bonava AB Class B................................   107,157    1,248,516
#   Bulten AB........................................    78,904      778,987
    Bure Equity AB...................................   316,106    3,241,994
    Byggmax Group AB.................................   333,892    2,419,195
    Castellum AB.....................................   994,764   15,044,943
#   Catena AB........................................    53,725      814,611
#   Cavotec SA.......................................    16,457       46,146
    Clas Ohlson AB Class B...........................   176,242    2,940,504
    Cloetta AB Class B............................... 1,216,113    4,433,951
    Com Hem Holding AB...............................   157,419    1,344,354
    Concentric AB....................................   205,043    2,504,604
    Concordia Maritime AB Class B....................   100,760      188,414

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                       SHARES     VALUE++
                                                      --------- -----------
SWEDEN -- (Continued)
    Corem Property Group AB Class B..................     2,296 $     9,017
    Dios Fastigheter AB..............................   234,307   1,848,460
*   Doro AB..........................................   158,601   1,019,613
    Duni AB..........................................   203,817   2,833,334
    Dustin Group AB..................................    63,341     412,742
    East Capital Explorer AB.........................    47,726     359,490
    Elanders AB Class B..............................     3,742      42,640
#   Elekta AB Class B................................ 1,531,365  12,185,687
    Eltel AB.........................................    30,529     321,910
    Enea AB..........................................    63,008     671,261
#*  Eniro AB......................................... 1,790,180     119,352
    Fabege AB........................................   651,224  11,626,728
    Fagerhult AB.....................................    61,882   1,417,089
*   Fastighets AB Balder Class B.....................   173,190   4,733,775
    Fenix Outdoor International AG...................     8,198     455,520
#*  Fingerprint Cards AB Class B.....................   373,520   4,360,630
    Granges AB.......................................   138,781   1,410,981
    Gunnebo AB.......................................   149,602     707,214
#   Haldex AB........................................   218,762   2,690,150
    Heba Fastighets AB Class B.......................    42,288     543,673
    Hemfosa Fastigheter AB...........................   670,586   7,189,096
    Hexpol AB........................................   857,141   7,626,344
    HIQ International AB.............................   265,970   1,679,183
    HMS Networks AB..................................     7,040     202,392
    Holmen AB Class B................................   264,932   8,971,001
    Hufvudstaden AB Class A..........................   363,811   6,075,848
    Indutrade AB.....................................   377,535   7,983,728
#   Intrum Justitia AB...............................   385,511  12,376,918
    Inwido AB........................................   147,456   1,852,088
    ITAB Shop Concept AB Class B.....................    44,310     370,458
#   JM AB............................................   384,329   9,965,158
    KappAhl AB.......................................   289,928   1,421,964
*   Karolinska Development AB Class B................    90,079      76,786
#   Klovern AB Class B............................... 2,268,287   2,902,399
    KNOW IT AB.......................................    64,652     572,635
    Kungsleden AB....................................   819,649   6,106,840
    Lagercrantz Group AB Class B.....................   236,274   2,236,852
    Lindab International AB..........................   368,028   3,434,048
    Loomis AB Class B................................   308,465   8,898,741
*   Medivir AB Class B...............................   112,463     752,825
#   Mekonomen AB.....................................   152,875   3,537,165
#   Modern Times Group MTG AB Class B................   319,844   8,338,010
#   MQ Holding AB....................................   165,718     671,100
#   Mycronic AB......................................   377,276   4,375,667
    NCC AB Class A...................................     5,044     121,458
    NCC AB Class B...................................   280,422   6,762,771
    Nederman Holding AB..............................     4,621     112,799
#*  Net Insight AB Class B........................... 1,229,052   1,012,040
    NetEnt AB........................................   876,576   7,418,457
    New Wave Group AB Class B........................   231,062   1,263,673
    Nibe Industrier AB Class B....................... 1,246,393  10,705,328
    Nobia AB.........................................   644,291   6,051,624
    Nolato AB Class B................................   135,571   3,653,053

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                       SHARES     VALUE++
                                                      --------- ------------
SWEDEN -- (Continued)
#   Nordnet AB Class B...............................   388,808 $  1,290,841
    OEM International AB Class B.....................    44,190      727,797
#   Opus Group AB....................................   828,586      610,196
*   Oriflame Holding AG..............................   138,456    3,566,479
    Peab AB..........................................   807,770    6,492,113
#   Pricer AB Class B................................   768,155      746,191
#   Proact IT Group AB...............................    39,943      597,550
    Probi AB.........................................     8,661      344,225
#*  Qliro Group AB...................................   377,271      422,944
    Ratos AB Class B................................. 1,069,160    5,403,937
    RaySearch Laboratories AB........................    73,701    1,144,039
#   Recipharm AB Class B.............................    75,027    1,209,665
    Rezidor Hotel Group AB...........................   410,745    1,707,860
    Saab AB Class B..................................   215,537    7,401,035
#   Sagax AB Class B.................................    82,078      819,557
#*  SAS AB...........................................   764,131    1,499,683
    Scandi Standard AB...............................   185,819    1,399,867
*   Seamless Distribution AB.........................    12,901       14,199
    Sectra AB Class B................................    58,461      907,962
#   Semcon AB........................................   100,425      568,336
#*  Sensys Gatso Group AB............................   223,860       54,377
    SkiStar AB.......................................   110,113    1,736,294
*   SSAB AB Class A(BPRBWK4).........................   189,016      594,164
#*  SSAB AB Class A(B17H0S8)......................... 1,081,113    3,399,663
*   SSAB AB Class B(BPRBWM6)......................... 1,131,651    2,804,363
*   SSAB AB Class B(B17H3F6)......................... 2,535,211    6,274,241
#   Sweco AB Class B.................................   315,318    5,779,246
    Swedol AB Class B................................    37,176      111,272
    Systemair AB.....................................    48,630      588,744
    Thule Group AB (The).............................   186,943    2,999,381
    Transcom Worldwide AB............................    35,939      232,232
#   Unibet Group P.L.C............................... 1,048,368   10,676,842
    VBG Group AB Class B.............................       137        1,822
#   Victoria Park AB Class A.........................    80,599      271,307
    Victoria Park AB Class B.........................   358,165    1,209,272
    Vitrolife AB.....................................    71,728    4,091,181
    Wallenstam AB Class B............................   785,619    6,852,685
    Wihlborgs Fastigheter AB.........................   338,906    7,514,231
                                                                ------------
TOTAL SWEDEN.........................................            378,749,584
                                                                ------------
SWITZERLAND -- (12.4%)
*   AFG Arbonia-Forster Holding AG...................   183,624    2,897,113
    Allreal Holding AG...............................    61,547    9,092,613
#*  Alpiq Holding AG.................................    13,713    1,033,856
    ALSO Holding AG..................................    16,110    1,231,679
    ams AG...........................................   372,640   12,354,979
    APG SGA SA.......................................     7,581    3,221,946
    Aryzta AG........................................   296,434   11,136,728
    Ascom Holding AG.................................   212,982    3,637,471
    Autoneum Holding AG..............................    16,300    4,588,553
    Bachem Holding AG Class B........................    23,344    1,898,969
    Baloise Holding AG...............................   203,881   22,948,075
    Bank Coop AG.....................................    30,632    1,324,374

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                      SHARES    VALUE++
                                                      ------- -----------
SWITZERLAND -- (Continued)
    Banque Cantonale de Geneve.......................   3,968 $ 1,180,290
    Banque Cantonale du Jura SA......................   4,442     242,250
    Banque Cantonale Vaudoise........................  11,753   7,955,737
    Barry Callebaut AG...............................     535     699,240
#   Basler Kantonalbank..............................   5,896     411,067
    Belimo Holding AG................................   2,156   6,835,043
    Bell AG..........................................   4,181   1,647,978
    Bellevue Group AG................................  49,926     704,705
#   Berner Kantonalbank AG...........................  22,665   4,421,848
    BFW Liegenschaften AG............................     620      25,091
#   BKW AG...........................................  64,177   2,947,240
    Bobst Group SA...................................  44,716   2,486,989
#   Bossard Holding AG Class A.......................  32,905   4,003,552
    Bucher Industries AG.............................  32,790   8,142,505
    Burckhardt Compression Holding AG................  11,640   3,486,422
    Burkhalter Holding AG............................  20,988   2,912,597
    Calida Holding AG................................  25,084     789,102
    Carlo Gavazzi Holding AG.........................   1,415     344,179
    Cembra Money Bank AG............................. 114,650   8,230,901
    Cham Paper Holding AG............................   1,894     562,401
#*  Charles Voegele Holding AG.......................  41,895     264,909
*   Cicor Technologies...............................   5,936     164,960
    Cie Financiere Tradition SA......................   9,458     670,511
    Clariant AG...................................... 858,598  14,934,552
    Coltene Holding AG...............................  20,758   1,527,776
    Conzzeta AG......................................   6,096   4,037,599
*   COSMO Pharmaceuticals NV.........................   8,220   1,324,100
    Daetwyler Holding AG.............................  37,940   5,087,204
    DKSH Holding AG..................................  91,087   6,435,025
    dorma+kaba Holding AG Class B....................  16,675  12,173,955
*   Dufry AG.........................................  80,201   9,228,854
    Edmond de Rothschild Suisse SA...................     152   2,187,293
    EFG International AG............................. 295,881   1,409,918
    Emmi AG..........................................  12,810   8,254,475
    Energiedienst Holding AG.........................  68,912   1,660,240
#*  Evolva Holding SA................................ 334,437     258,397
    Feintool International Holding AG................   7,642     802,582
    Flughafen Zuerich AG............................. 110,390  20,693,725
    Forbo Holding AG.................................   6,853   8,765,242
    GAM Holding AG................................... 925,197  10,159,084
*   Gategroup Holding AG............................. 146,738   7,827,440
    Georg Fischer AG.................................  22,511  18,348,752
    Gurit Holding AG.................................   2,329   1,585,281
    Helvetia Holding AG..............................  36,269  18,213,487
    HOCHDORF Holding AG..............................   3,468     680,960
    Huber & Suhner AG................................  69,938   4,069,322
    Implenia AG......................................  85,074   5,786,621
    Inficon Holding AG...............................   9,382   3,436,651
    Interroll Holding AG.............................   3,127   3,173,465
    Intershop Holding AG.............................   8,152   3,994,754
    Jungfraubahn Holding AG..........................   4,011     425,136
    Kardex AG........................................  36,063   3,621,325
    Komax Holding AG.................................  18,811   4,193,246

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                       SHARES     VALUE++
                                                      --------- -----------
SWITZERLAND -- (Continued)
    Kudelski SA......................................   195,049 $ 4,154,296
    LEM Holding SA...................................     3,773   3,339,388
    Liechtensteinische Landesbank AG.................    29,197   1,142,440
#*  LifeWatch AG.....................................     8,749      99,295
    Logitech International SA........................   650,486  12,985,615
*   Luzerner Kantonalbank AG.........................    16,857   7,214,858
    MCH Group AG.....................................     1,404      97,635
    Metall Zug AG....................................       880   2,586,462
#*  Meyer Burger Technology AG.......................   395,076   1,649,742
    Mobilezone Holding AG............................   137,467   1,766,161
    Mobimo Holding AG................................    32,716   7,876,888
    OC Oerlikon Corp. AG.............................   929,429   8,697,900
#*  Orascom Development Holding AG...................    60,240     446,730
#   Orell Fuessli Holding AG.........................     5,028     653,725
    Orior AG.........................................    27,342   1,945,285
#   Panalpina Welttransport Holding AG...............    63,044   8,533,467
*   Parco Industriale e Immobiliare SA...............       600          --
    Phoenix Mecano AG................................     3,019   1,522,965
    Plazza AG........................................     5,852   1,411,663
    PSP Swiss Property AG............................   201,709  20,337,067
    Rieter Holding AG................................    17,376   3,661,317
    Romande Energie Holding SA.......................     2,625   2,805,661
    Schaffner Holding AG.............................     2,950     683,696
*   Schmolz + Bickenbach AG.......................... 2,676,034   1,794,020
    Schweiter Technologies AG........................     4,417   4,465,162
    SFS Group AG.....................................    22,466   1,714,377
    Siegfried Holding AG.............................    21,833   4,591,066
    St Galler Kantonalbank AG........................    11,780   4,843,550
    Straumann Holding AG.............................    55,594  21,224,529
    Sulzer AG........................................   122,816  12,469,783
    Sunrise Communications Group AG..................   123,442   7,975,649
    Swiss Prime Site AG..............................   241,603  22,189,447
    Swissquote Group Holding SA......................    45,894   1,137,699
    Tamedia AG.......................................    14,493   2,504,595
    Tecan Group AG...................................    37,394   6,009,619
    Temenos Group AG.................................   318,043  19,667,007
    Thurgauer Kantonalbank...........................       659      61,615
    U-Blox AG........................................    30,554   7,732,568
    Valiant Holding AG...............................    83,882   7,998,812
    Valora Holding AG................................    15,963   4,611,998
    Vaudoise Assurances Holding SA...................     5,091   2,650,113
    Vetropack Holding AG.............................       949   1,491,127
*   Von Roll Holding AG..............................   250,484     157,467
    Vontobel Holding AG..............................   136,975   6,317,346
    VP Bank AG.......................................     6,026     599,311
    VZ Holding AG....................................    10,596   3,164,001
    Walliser Kantonalbank............................    16,716   1,323,346
    Walter Meier AG..................................    22,913     777,970
    Ypsomed Holding AG...............................    16,382   3,249,384
*   Zehnder Group AG.................................    57,019   2,206,937
    Zug Estates Holding AG Class B...................       612   1,049,566

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                          SHARES      VALUE++
                                        ---------- --------------
SWITZERLAND -- (Continued)
      Zuger Kantonalbank AG............        608 $    3,090,668
                                                   --------------
TOTAL SWITZERLAND......................               569,473,322
                                                   --------------
TOTAL COMMON STOCKS....................             4,142,873,913
                                                   --------------
PREFERRED STOCKS -- (0.7%)

GERMANY -- (0.7%)
#     Biotest AG.......................     88,910      1,355,756
      Draegerwerk AG & Co. KGaA........     31,455      2,083,372
      Fuchs Petrolub SE................    223,596      9,441,342
      Jungheinrich AG..................    245,511      7,488,554
      Sartorius AG.....................    117,188      9,370,013
      Sixt SE..........................     60,257      2,477,370
      STO SE & Co. KGaA................      8,021        959,387
      Villeroy & Boch AG...............     41,209        628,355
                                                   --------------
TOTAL GERMANY..........................                33,804,149
                                                   --------------
TOTAL PREFERRED STOCKS.................                33,804,149
                                                   --------------
RIGHTS/WARRANTS -- (0.0%)

AUSTRIA -- (0.0%)
*     Intercell AG Rights..............    254,689             --
                                                   --------------
SPAIN -- (0.0%)
#*    Quabit Inmobiliaria SA Rights....    127,558         12,835
*     Zardoya Otis SA Rights 08/05/16..    707,473        284,744
                                                   --------------
TOTAL SPAIN............................                   297,579
                                                   --------------
TOTAL RIGHTS/WARRANTS..................                   297,579
                                                   --------------
TOTAL INVESTMENT SECURITIES............             4,176,975,641
                                                   --------------

                                                      VALUE+
                                                   --------------
SECURITIES LENDING COLLATERAL -- (8.7%)
(S)@  DFA Short Term Investment Fund... 34,382,319    397,803,427
                                                   --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,914,343,990)^^..............            $4,574,779,068
                                                   ==============

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------
                                 LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ----------- -------------- ------- --------------
Common Stocks
   Austria....................          -- $  128,902,185   --    $  128,902,185
   Belgium....................          --    188,792,351   --       188,792,351
   Denmark....................          --    219,039,841   --       219,039,841
   Finland.................... $   275,059    286,887,137   --       287,162,196
   France.....................   2,318,839    544,414,343   --       546,733,182
   Germany....................  16,689,974    688,140,315   --       704,830,289
   Greece.....................          --             --   --                --
   Ireland....................          --     64,718,792   --        64,718,792
   Israel.....................          --     79,972,549   --        79,972,549
   Italy......................          --    386,503,692   --       386,503,692
   Netherlands................          --    199,863,783   --       199,863,783
   Norway.....................     484,500    103,645,991   --       104,130,491
   Portugal...................          --     47,632,673   --        47,632,673
   Spain......................          --    236,368,983   --       236,368,983
   Sweden.....................   1,359,771    377,389,813   --       378,749,584
   Switzerland................   7,827,440    561,645,882   --       569,473,322
Preferred Stocks
   Germany....................          --     33,804,149   --        33,804,149
Rights/Warrants
   Austria....................          --             --   --                --
   Spain......................          --        297,579   --           297,579
Securities Lending Collateral.          --    397,803,427   --       397,803,427
                               ----------- --------------   --    --------------
TOTAL......................... $28,955,583 $4,545,823,485   --    $4,574,779,068
                               =========== ==============   ==    ==============

                       THE CANADIAN SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                         SHARES    VALUE++
                                                         ------- -----------
COMMON STOCKS -- (83.1%)

Consumer Discretionary -- (7.2%)
    Aimia, Inc.......................................... 441,393 $ 2,903,968
#*  Amaya, Inc..........................................  17,000     263,141
#   AutoCanada, Inc..................................... 130,981   2,131,771
#   BMTC Group, Inc.....................................  17,481     175,794
*   BRP, Inc............................................ 169,622   2,754,173
    Cineplex, Inc....................................... 302,174  11,775,448
    Cogeco Communications, Inc..........................  83,095   4,089,675
    Cogeco, Inc.........................................  38,068   1,533,333
#   Corus Entertainment, Inc. Class B................... 740,938   7,320,568
    DHX Media, Ltd.(BRF12N3)............................   2,500      13,442
    DHX Media, Ltd.(BRF12P5)............................ 215,010   1,169,204
    Dorel Industries, Inc. Class B...................... 169,797   4,896,302
    Enercare, Inc....................................... 491,059   6,615,653
#   Gamehost, Inc.......................................  45,192     342,319
#   Glacier Media, Inc.................................. 171,625      84,784
    goeasy, Ltd.........................................   3,600      48,969
*   Great Canadian Gaming Corp.......................... 299,800   4,275,477
#   Hudson's Bay Co..................................... 311,711   3,917,725
*   IMAX Corp........................................... 259,917   8,210,778
*   Indigo Books & Music, Inc...........................   2,302      30,854
#*  Intertain Group, Ltd. (The)......................... 278,872   2,210,642
#   Leon's Furniture, Ltd............................... 138,475   1,643,903
    Linamar Corp........................................  16,100     639,117
    Martinrea International, Inc........................ 476,656   3,179,775
#   MTY Food Group, Inc.................................  71,063   2,221,722
#*  Performance Sports Group, Ltd.......................  66,703     221,211
#   Pizza Pizza Royalty Corp............................  93,326   1,077,897
    Reitmans Canada, Ltd. Class A....................... 260,312     877,243
*   Sears Canada, Inc...................................  50,217     134,615
#   Torstar Corp. Class B............................... 283,089     327,396
*   TVA Group, Inc. Class B.............................   7,000      22,518
    Uni-Select, Inc.....................................   8,263     201,568
    Whistler Blackcomb Holdings, Inc.................... 178,805   3,431,895
*   Yellow Pages, Ltd................................... 147,535   2,132,260
                                                                 -----------
Total Consumer Discretionary............................          80,875,140
                                                                 -----------
Consumer Staples -- (3.5%)
    AGT Food & Ingredients, Inc......................... 125,802   3,051,468
#   Andrew Peller, Ltd. Class A.........................   7,600     158,094
#   Clearwater Seafoods, Inc............................  90,557   1,007,075
    Corby Spirit and Wine, Ltd..........................  70,767   1,111,112
    Cott Corp.(2228952)................................. 574,521   8,562,922
    Cott Corp.(22163N106)...............................  80,067   1,195,400
    High Liner Foods, Inc...............................  83,191   1,275,597
    Jean Coutu Group PJC, Inc. (The) Class A............  97,093   1,406,218
#   Liquor Stores N.A., Ltd............................. 174,911   1,240,513
    Maple Leaf Foods, Inc............................... 219,264   4,991,021
*   Neptune Technologies & Bioressources, Inc...........  22,102      24,207
    North West Co., Inc. (The).......................... 255,510   5,968,717
    Premium Brands Holdings Corp........................ 132,462   5,714,843
#   Rogers Sugar, Inc................................... 505,571   2,404,623

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- -----------
Consumer Staples -- (Continued)
#*  SunOpta, Inc........................................   288,340 $ 1,620,967
                                                                   -----------
Total Consumer Staples..................................            39,732,777
                                                                   -----------
Energy -- (17.9%)
*   Advantage Oil & Gas, Ltd............................ 1,100,531   6,962,345
*   Africa Oil Corp.....................................   237,267     318,016
    AKITA Drilling, Ltd. Class A........................    40,600     248,921
#*  Athabasca Oil Corp.................................. 1,399,743   1,318,641
*   Bankers Petroleum, Ltd.............................. 1,376,399   2,129,457
#   Baytex Energy Corp.................................. 1,304,806   6,126,038
#*  Bellatrix Exploration, Ltd.......................... 1,025,758     879,906
#*  Birchcliff Energy, Ltd..............................   561,498   4,059,695
#*  BlackPearl Resources, Inc........................... 1,397,501   1,081,052
    Bonavista Energy Corp............................... 1,035,276   2,791,078
#   Bonterra Energy Corp................................   175,395   3,324,801
#   Calfrac Well Services, Ltd..........................   389,570     886,166
#*  Canacol Energy, Ltd.................................   651,742   1,981,706
#   Canadian Energy Services & Technology Corp..........   953,842   2,571,534
    Canyon Services Group, Inc..........................   370,932   1,375,032
#*  Cequence Energy, Ltd................................   863,916     224,970
#*  Chinook Energy, Inc.................................   496,199     193,820
*   Corridor Resources, Inc.............................     1,246         372
*   Crew Energy, Inc....................................   846,600   3,585,722
#*  Delphi Energy Corp..................................   901,739     656,112
#*  Denison Mines Corp.................................. 2,440,471   1,308,413
#   Enbridge Income Fund Holdings, Inc..................   251,755   6,266,639
    Enerflex, Ltd.......................................   445,163   3,893,663
#*  Energy Fuels, Inc...................................   108,528     241,053
#   Enerplus Corp.......................................   721,959   4,301,950
    Ensign Energy Services, Inc.........................   758,725   4,189,796
#*  Epsilon Energy, Ltd.................................   260,061     636,384
*   Essential Energy Services Trust.....................   704,741     388,629
#   Freehold Royalties, Ltd.............................   440,451   3,757,993
*   GASFRAC Energy Services, Inc........................    91,560           9
#   Gibson Energy, Inc..................................   702,339   8,015,051
*   Gran Tierra Energy, Inc............................. 1,450,319   4,021,104
    Granite Oil Corp....................................   195,608   1,072,686
#*  Ithaca Energy, Inc.................................. 1,632,555   1,187,858
#*  Kelt Exploration, Ltd...............................   251,041     857,537
#*  Lightstream Resources, Ltd.......................... 1,035,197      79,286
*   McCoy Global, Inc...................................    51,537      71,050
#*  MEG Energy Corp.....................................   404,291   1,712,350
#   Mullen Group, Ltd...................................   536,825   6,455,139
#   Newalta Corp........................................   272,371     504,835
    North American Energy Partners, Inc.................   129,534     333,347
    Northern Blizzard Resources, Inc....................   121,300     404,132
*   NuVista Energy, Ltd.................................   787,269   3,816,806
*   Painted Pony Petroleum, Ltd.........................   524,254   3,465,180
#*  Paramount Resources, Ltd. Class A...................   265,300   2,499,284
*   Parex Resources, Inc................................   737,231   7,148,428
#   Parkland Fuel Corp..................................   449,477   7,976,397
    Pason Systems, Inc..................................   356,252   4,772,219
#   Pengrowth Energy Corp............................... 2,992,716   4,469,648

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
Energy -- (Continued)
#   Penn West Petroleum, Ltd............................ 2,369,435 $  2,994,346
*   Perpetual Energy, Inc...............................    41,575       62,093
*   Petrus Resources, Ltd...............................    19,582       31,645
#   PHX Energy Services Corp............................   140,274      297,598
#*  Pine Cliff Energy, Ltd..............................   212,000      141,263
#   Precision Drilling Corp............................. 1,736,481    7,407,957
#   Pulse Seismic, Inc..................................   268,280      489,033
*   Questerre Energy Corp. Class A......................   745,460      111,335
*   Raging River Exploration, Inc....................... 1,034,751    8,202,562
*   RMP Energy, Inc.....................................   982,111      857,509
*   Savanna Energy Services Corp........................   520,779      602,287
#   Secure Energy Services, Inc.........................   754,539    4,536,538
    ShawCor, Ltd........................................   319,481    7,286,903
#*  Spartan Energy Corp................................. 1,419,213    3,565,288
#*  Sprott Resource Corp................................   455,390      191,831
    Strad Energy Services, Ltd..........................    39,947       47,729
#   Surge Energy, Inc................................... 1,264,658    2,247,162
    TORC Oil & Gas, Ltd.................................   672,453    3,636,134
    Total Energy Services, Inc..........................   178,778    1,752,658
#   TransGlobe Energy Corp..............................   448,945      728,958
#*  Trican Well Service, Ltd............................   804,738    1,214,210
#*  Trilogy Energy Corp.................................   365,842    1,577,521
    Trinidad Drilling, Ltd.............................. 1,372,323    2,427,960
#   Veresen, Inc........................................ 1,589,692   13,453,909
    Western Energy Services Corp........................   406,097      979,746
    Whitecap Resources, Inc............................. 1,392,941   10,337,838
*   Xtreme Drilling Corp................................   224,819      414,976
    ZCL Composites, Inc.................................   109,627      753,993
                                                                   ------------
Total Energy............................................            200,913,232
                                                                   ------------
Financials -- (6.8%)
#   AGF Management, Ltd. Class B........................   449,269    1,754,890
#   Alaris Royalty Corp.................................   176,560    3,144,043
#   Altus Group, Ltd....................................   208,914    3,776,181
#   Brookfield Real Estate Services, Inc................    10,990      127,942
#   Callidus Capital Corp...............................    80,720    1,020,708
    Canaccord Genuity Group, Inc........................   630,278    2,283,319
#   Canadian Western Bank...............................   436,532    8,432,074
    Chesswood Group, Ltd................................     8,942       69,857
    Clairvest Group, Inc................................     1,900       42,783
#   Clarke, Inc.........................................    17,242      121,888
    Colliers International Group, Inc...................   161,848    6,681,429
    E-L Financial Corp., Ltd............................     1,778      919,197
#   Echelon Financial Holdings, Inc.....................    14,650      128,250
#   Equitable Group, Inc................................    57,595    2,393,083
*   Equity Financial Holdings, Inc......................       800        6,434
    Fiera Capital Corp..................................   172,637    1,684,521
    Firm Capital Mortgage Investment Corp...............    31,446      330,922
#   First National Financial Corp.......................    54,137    1,252,617
    FirstService Corp...................................   156,933    7,734,568
#   Genesis Land Development Corp.......................    76,842      166,261
#   Genworth MI Canada, Inc.............................   239,627    6,399,719
    Gluskin Sheff + Associates, Inc.....................   160,621    2,184,834

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                         ------- -----------
Financials -- (Continued)
#   GMP Capital, Inc.................................... 288,387 $ 1,181,688
    Guardian Capital Group, Ltd. Class A................  23,797     395,326
#   Home Capital Group, Inc............................. 313,063   6,660,966
    Information Services Corp...........................   1,207      15,281
*   Kingsway Financial Services, Inc....................  14,370      79,025
    Laurentian Bank of Canada........................... 191,320   7,093,632
#*  Mainstreet Equity Corp..............................  26,349     691,191
    Melcor Developments, Ltd............................  41,240     454,835
    Morguard Corp.......................................   3,412     446,475
#   Sprott, Inc......................................... 828,988   1,568,260
#*  Street Capital Group, Inc........................... 120,227     131,677
    TMX Group, Ltd...................................... 151,379   6,753,591
                                                                 -----------
Total Financials........................................          76,127,467
                                                                 -----------
Health Care -- (1.4%)
#   Concordia International Corp.(BDD7WR9)..............  47,100     822,487
#   Concordia International Corp.(20653P102)............  65,542   1,143,708
*   CRH Medical Corp.................................... 168,380     674,474
    Extendicare, Inc.................................... 561,871   3,533,076
*   Knight Therapeutics, Inc............................ 366,558   2,383,547
#   Medical Facilities Corp............................. 164,269   2,717,582
*   Merus Labs International, Inc....................... 384,845     512,871
*   QLT, Inc............................................ 219,010     301,932
#   Sienna Senior Living, Inc........................... 225,814   3,024,920
#*  Theratechnologies, Inc.............................. 142,301     289,910
    Zenith Epigenetics Corp............................. 111,820       6,937
                                                                 -----------
Total Health Care.......................................          15,411,444
                                                                 -----------
Industrials -- (10.0%)
    Aecon Group, Inc.................................... 408,101   5,435,512
#   Ag Growth International, Inc........................  89,675   2,869,545
*   Air Canada.......................................... 260,400   1,792,974
    Algoma Central Corp.................................  25,790     220,044
*   ATS Automation Tooling Systems, Inc................. 522,530   3,990,062
#   Badger Daylighting, Ltd............................. 213,881   3,361,420
#*  Ballard Power Systems, Inc.......................... 134,734     260,046
    Bird Construction, Inc.............................. 204,133   2,105,979
    Black Diamond Group, Ltd............................ 231,141     897,549
#   CanWel Building Materials Group, Ltd................ 136,370     644,432
    Cargojet, Inc.......................................     742      19,044
#   Cervus Equipment Corp...............................  34,597     299,426
#   DirectCash Payments, Inc............................  78,722     806,725
#   Exchange Income Corp................................ 109,884   2,835,363
#   Exco Technologies, Ltd.............................. 128,615   1,241,182
    Finning International, Inc.......................... 218,978   3,548,864
*   Heroux-Devtek, Inc.................................. 134,854   1,574,063
    HNZ Group, Inc......................................  23,088     239,430
#   Horizon North Logistics, Inc........................ 483,483     696,165
#   K-Bro Linen, Inc....................................  29,653   1,004,975
#   MacDonald Dettwiler & Associates, Ltd............... 170,907  11,210,106
    Magellan Aerospace Corp.............................  73,376     982,918
    Morneau Shepell, Inc................................ 264,411   3,766,740

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
Industrials -- (Continued)
    New Flyer Industries, Inc...........................   254,471 $  8,078,599
*   Ovivo, Inc. Class A.................................    93,231      284,195
#   Richelieu Hardware, Ltd.............................   238,355    4,972,841
#   Rocky Mountain Dealerships, Inc.....................    82,555      454,617
    Russel Metals, Inc..................................   350,655    6,338,190
#   Stantec, Inc........................................   329,729    8,391,908
    Stuart Olson, Inc...................................    88,659      444,093
#   Student Transportation, Inc.........................   477,584    2,512,926
    Toromont Industries, Ltd............................   376,225   11,295,539
    Transcontinental, Inc. Class A......................   359,276    5,175,952
    TransForce, Inc.....................................   462,811    9,070,833
    Wajax Corp..........................................   103,838    1,122,165
    WestJet Airlines, Ltd...............................     6,379      112,371
#*  Westport Fuel Systems, Inc..........................     3,750        5,170
    Westshore Terminals Investment Corp.................   318,149    4,634,622
                                                                   ------------
Total Industrials.......................................            112,696,585
                                                                   ------------
Information Technology -- (3.5%)
#*  5N Plus, Inc........................................   333,314      510,572
    Absolute Software Corp..............................   234,888    1,437,411
#*  Avigilon Corp.......................................   185,293    1,883,229
    Calian Group, Ltd...................................    21,261      382,670
*   Celestica, Inc.(2263362)............................   401,190    4,443,157
*   Celestica, Inc.(15101Q108)..........................    32,122      355,912
#   Computer Modelling Group, Ltd.......................   402,152    3,052,369
*   Descartes Systems Group, Inc. (The).................   255,838    5,159,280
#   DH Corp.............................................   222,500    5,495,826
    Enghouse Systems, Ltd...............................    97,257    3,975,496
    Evertz Technologies, Ltd............................   143,053    1,937,102
#*  EXFO, Inc...........................................       686        2,306
#   Mediagrif Interactive Technologies, Inc.............    11,270      153,644
*   Mitel Networks Corp.................................   318,586    2,332,693
*   Points International, Ltd.(2556879).................    36,359      336,954
*   Points International, Ltd.(730843208)...............     3,323       30,738
    Pure Technologies, Ltd..............................    19,845       82,380
#*  Redknee Solutions, Inc..............................    76,611       96,816
    Sandvine Corp....................................... 1,036,169    2,587,149
#*  Sierra Wireless, Inc.(2418968)......................   159,192    2,828,671
#*  Sierra Wireless, Inc.(826516106)....................    10,722      190,530
*   Solium Capital, Inc.................................    96,206      463,475
    Vecima Networks, Inc................................     6,059       48,216
    Wi-Lan, Inc.........................................   780,333    1,422,428
                                                                   ------------
Total Information Technology............................             39,209,024
                                                                   ------------
Materials -- (26.5%)
    Acadian Timber Corp.................................    34,488      476,780
    AirBoss of America Corp.............................    80,062      868,899
*   Alacer Gold Corp.................................... 1,475,888    3,764,184
    Alamos Gold, Inc. Class A........................... 1,545,462   14,428,969
#*  Almaden Minerals, Ltd. Class B......................    98,343      149,889
#   Altius Minerals Corp................................   116,300      945,079
*   Americas Silver Corp................................   974,500      298,549

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- -----------
Materials -- (Continued)
*   Argonaut Gold, Inc..................................   923,902 $ 2,533,274
*   Asanko Gold, Inc....................................   262,544   1,146,173
#*  AuRico Metals, Inc..................................   679,583     588,159
#*  B2Gold Corp......................................... 5,268,073  16,502,446
#*  Banro Corp..........................................   157,589      62,763
    Canam Group, Inc....................................   237,796   1,914,170
#   Canexus Corp........................................   683,986     670,549
*   Canfor Corp.........................................   214,500   2,546,433
    Canfor Pulp Products, Inc...........................   206,915   1,652,911
#*  Capstone Mining Corp................................ 2,190,321   1,442,711
    Cascades, Inc.......................................   477,193   3,574,425
    Centerra Gold, Inc..................................   999,634   5,895,287
#*  China Gold International Resources Corp., Ltd....... 1,153,957   2,183,031
*   Continental Gold, Inc...............................   354,000   1,046,559
#*  Copper Mountain Mining Corp.........................   643,331     261,146
*   Detour Gold Corp....................................    75,556   1,975,630
    Dominion Diamond Corp.(B95LX89).....................   487,201   4,474,047
*   Dominion Diamond Corp.(257287102)...................    20,700     190,233
*   Dundee Precious Metals, Inc.........................   665,722   2,003,820
#*  Eastern Platinum, Ltd...............................   310,296     202,008
#*  Eastmain Resources, Inc.............................    49,500      23,885
*   EcoSynthetix, Inc...................................     1,500       1,804
    Eldorado Gold Corp..................................   283,771   1,162,773
*   Endeavour Mining Corp...............................   278,438   5,410,304
*   Endeavour Silver Corp...............................   536,376   2,596,328
*   Exeter Resource Corp................................    70,137      95,618
#*  First Majestic Silver Corp..........................   652,877  11,320,906
#*  Fortress Paper, Ltd. Class A........................    16,706      50,029
#*  Fortuna Silver Mines, Inc...........................   876,406   7,638,724
#*  Golden Star Resources, Ltd..........................   966,462     762,422
#*  Great Panther Silver, Ltd...........................   700,801   1,019,815
*   Guyana Goldfields, Inc..............................    76,886     494,652
*   Hanfeng Evergreen, Inc..............................    45,837          46
    HudBay Minerals, Inc................................ 1,398,004   6,970,479
*   IAMGOLD Corp........................................ 2,443,241  12,612,449
#*  Imperial Metals Corp................................   238,868   1,406,882
*   Interfor Corp.......................................   381,931   4,226,939
*   International Tower Hill Mines, Ltd.................    13,001      15,633
    Intertape Polymer Group, Inc........................   324,227   5,232,231
*   Ivanhoe Mines, Ltd. Class A.........................   924,353   1,012,388
*   Kinross Gold Corp...................................   484,119   2,502,817
#*  Kirkland Lake Gold, Inc.............................   531,235   4,536,644
*   Klondex Mines, Ltd..................................   164,622     776,679
#   Labrador Iron Ore Royalty Corp......................   248,100   2,842,704
    Lucara Diamond Corp................................. 1,400,865   4,323,889
*   Lundin Mining Corp.................................. 2,393,304  10,008,379
*   Lydian International, Ltd...........................    91,514      32,242
    Major Drilling Group International, Inc.............   559,212   3,190,847
#   Mandalay Resources Corp............................. 1,302,325   1,127,122
    Methanex Corp.(59151K108)...........................    74,774   2,095,167
    Methanex Corp.(2654416).............................   195,566   5,485,105
*   Midas Gold Corp.....................................   293,884     240,842
*   Minco Base Metals Corp..............................     2,780          --

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
Materials -- (Continued)
*   Nautilus Minerals, Inc..............................   227,078 $     26,958
    Nevsun Resources, Ltd............................... 1,308,110    4,328,139
*   New Gold, Inc....................................... 2,631,483   13,664,807
    Norbord, Inc........................................   191,680    4,829,988
#*  Northern Dynasty Minerals, Ltd......................   148,624       79,682
#*  Novagold Resources, Inc.............................   384,799    2,676,043
    OceanaGold Corp..................................... 3,036,065   10,975,550
    Osisko Gold Royalties, Ltd..........................   513,375    6,817,994
    Pan American Silver Corp............................   990,673   19,333,166
*   Pilot Gold, Inc.....................................   112,861       63,966
*   Platinum Group Metals, Ltd..........................    99,031      324,629
#*  PolyMet Mining Corp.................................   613,665      460,607
*   Pretium Resources, Inc.(B57Q8S9)....................    63,300      751,950
#*  Pretium Resources, Inc.(74139C102)..................   325,217    3,863,578
*   Primero Mining Corp................................. 1,071,138    2,436,548
#*  RB Energy, Inc......................................   396,013          396
*   Richmont Mines, Inc.................................   236,913    2,636,500
*   Royal Nickel Corp...................................   385,500      122,531
#*  Sabina Gold & Silver Corp...........................   846,921      810,823
*   Sandstorm Gold, Ltd.................................   673,360    3,821,543
#*  Seabridge Gold, Inc.................................   111,235    1,471,320
*   SEMAFO, Inc......................................... 1,595,446    8,590,346
#   Sherritt International Corp......................... 1,970,361    1,297,829
#*  Silver Standard Resources, Inc......................   760,590   10,613,832
    Stella-Jones, Inc...................................   187,800    6,695,585
*   Stornoway Diamond Corp..............................   750,197      643,527
#*  Tanzanian Royalty Exploration Corp..................   298,950      396,112
#*  Taseko Mines, Ltd...................................   960,266      529,538
*   Tembec, Inc.........................................   403,476      318,294
#*  Teranga Gold Corp................................... 2,220,363    1,870,639
#*  Thompson Creek Metals Co., Inc...................... 1,127,968      630,656
*   Timmins Gold Corp................................... 1,471,603      755,160
*   Trevali Mining Corp.................................   942,759      628,193
*   Wesdome Gold Mines, Ltd.............................   344,864      512,416
    West Fraser Timber Co., Ltd.........................   121,100    4,160,798
#   Western Forest Products, Inc........................ 2,201,509    3,608,340
    Winpak, Ltd.........................................   153,235    5,228,522
    Yamana Gold, Inc....................................   187,357    1,071,928
                                                                   ------------
Total Materials.........................................            298,063,301
                                                                   ------------
Telecommunication Services -- (0.5%)
    Axia NetMedia Corp..................................   185,467      602,290
    Manitoba Telecom Services, Inc......................   161,284    4,764,465
                                                                   ------------
Total Telecommunication Services........................              5,366,755
                                                                   ------------
Utilities -- (5.8%)
    Algonquin Power & Utilities Corp.................... 1,102,815   10,313,155
*   Alterra Power Corp.................................. 1,104,421      507,527
    Boralex, Inc. Class A...............................   250,991    3,835,078
    Capital Power Corp..................................   523,509    8,420,089
#   Innergex Renewable Energy, Inc......................   512,927    6,144,203
#   Just Energy Group, Inc..............................   727,176    4,516,829

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                            SHARES      VALUE++
                                                          ---------- --------------
Utilities -- (Continued)
#*   Maxim Power Corp....................................     92,234 $      204,156
#    Northland Power, Inc................................    536,896     10,086,975
#    Superior Plus Corp..................................    702,443      6,138,609
     TransAlta Corp......................................  1,368,935      6,531,969
#    TransAlta Renewables, Inc...........................    359,346      3,877,904
     Valener, Inc........................................    270,445      4,672,951
                                                                     --------------
Total Utilities..........................................                65,249,445
                                                                     --------------
TOTAL COMMON STOCKS......................................               933,645,170
                                                                     --------------

                                                                        VALUE+
                                                                     --------------
SECURITIES LENDING COLLATERAL -- (16.9%)
(S)@ DFA Short Term Investment Fund...................... 16,381,473    189,533,643
                                                                     --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,320,656,182)^^....            $1,123,178,813
                                                                     ==============

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                 LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                               ------------ ------------ ------- --------------
Common Stocks
   Consumer Discretionary..... $ 80,875,140           --   --    $   80,875,140
   Consumer Staples...........   39,732,777           --   --        39,732,777
   Energy.....................  200,913,223 $          9   --       200,913,232
   Financials.................   76,127,467           --   --        76,127,467
   Health Care................   15,404,507        6,937   --        15,411,444
   Industrials................  112,696,585           --   --       112,696,585
   Information Technology.....   39,209,024           --   --        39,209,024
   Materials..................  298,062,859          442   --       298,063,301
   Telecommunication Services.    5,366,755           --   --         5,366,755
   Utilities..................   65,249,445           --   --        65,249,445
Securities Lending Collateral.           --  189,533,643   --       189,533,643
                               ------------ ------------   --    --------------
TOTAL......................... $933,637,782 $189,541,031   --    $1,123,178,813
                               ============ ============   ==    ==============

                          THE EMERGING MARKETS SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                         --------- -----------
COMMON STOCKS -- (94.5%)

BRAZIL -- (5.5%)
    AMBEV SA............................................   855,320 $ 4,959,294
    AMBEV SA ADR........................................ 5,984,451  34,590,127
    Banco Bradesco SA...................................   932,732   8,402,758
    Banco do Brasil SA.................................. 1,076,318   6,987,569
    Banco Santander Brasil SA...........................   479,757   3,015,497
    BB Seguridade Participacoes SA...................... 1,087,473  10,108,696
    BM&FBovespa SA - Bolsa de Valores Mercadorias e
      Futuros........................................... 1,804,083  10,621,745
#   Braskem SA Sponsored ADR............................   165,709   1,905,654
    BRF SA..............................................   577,166   9,665,715
    BRF SA ADR..........................................   539,479   8,998,510
    BTG Pactual Group...................................    26,800     140,596
    CCR SA.............................................. 1,910,468  11,035,981
*   Centrais Eletricas Brasileiras SA...................   368,500   2,003,656
#*  Centrais Eletricas Brasileiras SA ADR...............    86,923     597,161
*   Centrais Eletricas Brasileiras SA Sponsored ADR.....   100,200     535,068
    CETIP SA - Mercados Organizados.....................   492,000   6,565,766
    Cia de Saneamento Basico do Estado de Sao Paulo.....   424,900   4,036,183
    Cia de Saneamento Basico do Estado de Sao Paulo ADR.   178,668   1,686,626
#*  Cia Siderurgica Nacional SA Sponsored ADR...........   241,268     817,899
    Cielo SA............................................ 1,506,864  17,079,098
*   Cosan Logistica SA..................................   164,136     230,835
    Cosan SA Industria e Comercio.......................   243,308   2,555,094
    CPFL Energia SA.....................................   220,971   1,556,556
#   CPFL Energia SA ADR.................................    67,189     943,999
    Embraer SA Sponsored ADR............................   287,837   5,258,782
    Engie Brasil Energia SA.............................   250,101   3,255,849
    Equatorial Energia SA...............................    26,800     458,982
#   Fibria Celulose SA Sponsored ADR....................   488,398   3,003,648
    Gerdau SA...........................................   186,232     317,624
#   Gerdau SA Sponsored ADR.............................   577,984   1,364,042
    Hypermarcas SA......................................   561,762   4,755,850
    Itau Unibanco Holding SA............................   388,933   3,519,397
    JBS SA.............................................. 2,515,848   8,457,545
    Klabin SA...........................................   996,400   5,221,082
    Kroton Educacional SA............................... 2,467,259  10,987,916
    Lojas Americanas SA.................................   297,764   1,197,521
    Lojas Renner SA..................................... 1,404,820  11,810,817
    M Dias Branco SA....................................    40,100   1,453,167
    Multiplan Empreendimentos Imobiliarios SA...........    85,700   1,669,649
    Natura Cosmeticos SA................................   262,650   2,697,460
*   Petroleo Brasileiro SA.............................. 2,305,200   9,960,477
*   Petroleo Brasileiro SA Sponsored ADR................ 1,005,405   8,726,915
    Porto Seguro SA.....................................   207,213   1,795,795
    Raia Drogasil SA....................................   388,800   7,947,713
    Tim Participacoes SA................................ 1,162,813   2,980,193
    Tim Participacoes SA ADR............................    63,679     820,822
    Ultrapar Participacoes SA...........................   394,184   9,001,167
    Ultrapar Participacoes SA Sponsored ADR.............   254,308   5,790,593
    Vale SA.............................................   398,300   2,272,560
    Vale SA Sponsored ADR............................... 1,209,916   6,957,017

THE EMERGING MARKETS SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                      ----------- ------------
BRAZIL -- (Continued)
    WEG SA...........................................     808,815 $  3,809,094
                                                                  ------------
TOTAL BRAZIL.........................................              274,531,760
                                                                  ------------
CHILE -- (1.5%)
    AES Gener SA.....................................   4,178,916    2,011,421
    Aguas Andinas SA Class A.........................   4,491,454    2,710,378
    Banco de Chile...................................   1,408,402      156,384
    Banco de Chile ADR...............................      53,799    3,575,478
    Banco de Credito e Inversiones...................      74,661    3,368,960
    Banco Santander Chile ADR........................     258,123    5,309,590
    Cencosud SA......................................   2,142,959    6,104,643
    Cencosud SA ADR..................................       1,648       13,975
    Cia Cervecerias Unidas SA........................      92,470    1,055,287
#   Cia Cervecerias Unidas SA Sponsored ADR..........      61,058    1,396,397
    Colbun SA........................................  11,492,940    2,824,561
    Embotelladora Andina SA Class A ADR..............      22,244      461,452
    Embotelladora Andina SA Class B ADR..............      21,587      504,704
#   Empresa Nacional de Electricidad SA Sponsored ADR     148,697    4,059,428
*   Empresa Nacional de Telecomunicaciones SA........      41,400      407,891
    Empresas CMPC SA.................................   2,386,070    5,006,501
    Empresas COPEC SA................................     441,781    4,008,522
    Endesa Americas SA ADR...........................     148,697    2,083,245
#   Enersis Americas SA Sponsored ADR................     610,581    5,299,843
    Enersis Chile SA.................................     610,581    3,504,735
    Inversiones Aguas Metropolitanas SA..............     333,515      571,558
    Itau CorpBanca(45033E105)........................      30,902      407,906
    Itau CorpBanca(BYT25P4).......................... 305,068,641    2,656,215
*   Latam Airlines Group SA..........................       8,686       75,748
#*  Latam Airlines Group SA Sponsored ADR............     597,796    5,230,715
    SACI Falabella...................................     707,908    5,212,123
    Sigdo Koppers SA.................................      65,375       87,679
    Sociedad Quimica y Minera de Chile SA Sponsored
      ADR............................................     153,936    3,814,534
                                                                  ------------
TOTAL CHILE..........................................               71,919,873
                                                                  ------------
CHINA -- (14.3%)
    AAC Technologies Holdings, Inc...................     634,000    5,926,338
    Agricultural Bank of China, Ltd. Class H.........  18,363,000    6,764,123
    Air China, Ltd. Class H..........................   2,890,000    2,206,552
*   Alibaba Health Information Technology, Ltd.......   1,184,000      824,684
#*  Alibaba Pictures Group, Ltd......................   8,470,000    1,817,330
*   Aluminum Corp. of China, Ltd. ADR................     107,180      863,871
*   Aluminum Corp. of China, Ltd. Class H............     650,000      210,245
#*  Angang Steel Co., Ltd. Class H...................   1,338,000      656,013
#   Anhui Conch Cement Co., Ltd. Class H.............     985,500    2,592,931
    Anhui Expressway Co. Class H.....................      26,000       20,174
#   Anta Sports Products, Ltd........................     891,000    1,991,312
    AviChina Industry & Technology Co., Ltd. Class H.   2,765,000    2,033,409
    BAIC Motor Corp., Ltd. Class H...................     695,000      632,137
    Bank of China, Ltd. Class H......................  63,274,181   26,122,807
    Bank of Communications Co., Ltd. Class H.........   6,226,515    4,214,649
    BBMG Corp. Class H...............................   2,535,500      930,953
    Beijing Capital International Airport Co., Ltd.
      Class H........................................   1,416,000    1,636,588

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

THE EMERGING MARKETS SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
    Beijing Enterprises Holdings, Ltd...................    468,472 $ 2,648,454
#   Beijing Enterprises Water Group, Ltd................  3,160,000   1,923,279
    Belle International Holdings, Ltd...................  8,013,000   5,311,787
    Brilliance China Automotive Holdings, Ltd...........  2,194,000   2,442,718
#*  Byd Co., Ltd. Class H...............................    512,886   3,266,375
#   CGN Power Co., Ltd. Class H.........................  6,045,000   1,790,573
    China Cinda Asset Management Co., Ltd. Class H...... 10,150,000   3,307,867
    China CITIC Bank Corp., Ltd. Class H................  7,196,928   4,561,884
*   China Coal Energy Co., Ltd. Class H.................  3,038,777   1,608,159
    China Communications Construction Co., Ltd. Class H.  3,529,000   3,867,122
    China Communications Services Corp., Ltd. Class H...  2,128,000   1,157,355
#   China Conch Venture Holdings, Ltd...................    799,500   1,532,706
    China Construction Bank Corp. Class H............... 69,895,590  47,007,595
#*  China COSCO Holdings Co., Ltd. Class H..............  1,197,000     419,040
*   China Eastern Airlines Corp., Ltd...................      2,200      61,798
#*  China Eastern Airlines Corp., Ltd. Class H..........  1,734,000     972,605
    China Everbright Bank Co., Ltd. Class H.............  4,987,000   2,173,425
#   China Everbright International, Ltd.................  2,508,000   2,716,121
    China Everbright, Ltd...............................    884,000   1,693,308
#   China Evergrande Group.............................. 10,542,000   6,660,141
    China Galaxy Securities Co., Ltd. Class H...........  3,747,000   3,251,572
    China Gas Holdings, Ltd.............................  1,362,000   2,156,075
#   China Hongqiao Group, Ltd...........................  2,662,000   1,780,811
#   China Huishan Dairy Holdings Co., Ltd...............  2,888,000   1,135,963
#   China International Marine Containers Group Co.,
      Ltd. Class H......................................    487,400     563,198
#   China Life Insurance Co., Ltd. ADR..................    849,036   9,568,636
    China Life Insurance Co., Ltd. Class H..............    111,000     251,780
    China Longyuan Power Group Corp., Ltd. Class H......  3,255,000   2,620,297
    China Machinery Engineering Corp. Class H...........    180,000     112,846
    China Medical System Holdings, Ltd..................    411,000     605,451
#   China Mengniu Dairy Co., Ltd........................  1,984,000   3,323,742
    China Merchants Bank Co., Ltd. Class H..............  3,120,554   6,691,578
    China Merchants Holdings International Co., Ltd.....  1,560,098   4,588,541
    China Minsheng Banking Corp., Ltd. Class H..........  4,658,500   4,870,548
    China Mobile, Ltd...................................    172,500   2,136,157
    China Mobile, Ltd. Sponsored ADR....................    918,178  57,009,672
    China Molybdenum Co., Ltd. Class H..................  1,638,966     373,278
#   China Oilfield Services, Ltd. Class H...............  1,632,000   1,291,402
    China Overseas Land & Investment, Ltd...............  3,626,000  11,960,601
#   China Overseas Property Holdings, Ltd...............  1,459,999     306,026
    China Pacific Insurance Group Co., Ltd. Class H.....  1,547,400   5,499,013
    China Petroleum & Chemical Corp. ADR................    132,615   9,523,062
    China Petroleum & Chemical Corp. Class H............  8,670,800   6,218,456
    China Power International Development, Ltd..........  3,319,000   1,355,195
    China Railway Construction Corp., Ltd. Class H......  2,743,500   3,307,568
*   China Railway Group, Ltd. Class H...................  3,186,000   2,410,223
#   China Resources Beer Holdings Co., Ltd..............  1,112,710   2,157,616
    China Resources Gas Group, Ltd......................    690,000   2,027,619
    China Resources Land, Ltd...........................  3,234,666   8,068,317
    China Resources Power Holdings Co., Ltd.............  1,954,517   3,123,657
    China Shenhua Energy Co., Ltd. Class H..............  1,817,000   3,488,609
#*  China Shipping Container Lines Co., Ltd. Class H....  2,657,000     557,758
    China Shipping Development Co., Ltd. Class H........  1,056,000     598,992

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
    China Southern Airlines Co., Ltd. Class H...........  2,638,000 $ 1,739,504
    China Southern Airlines Co., Ltd. Sponsored ADR.....     14,306     474,101
    China State Construction International Holdings,
      Ltd...............................................  1,668,000   2,235,421
*   China Taiping Insurance Holdings Co., Ltd...........  1,654,506   3,255,291
    China Telecom Corp., Ltd. ADR.......................     56,720   2,817,282
    China Telecom Corp., Ltd. Class H...................  4,088,000   2,020,387
    China Unicom Hong Kong, Ltd.........................  8,168,000   8,701,446
    China Unicom Hong Kong, Ltd. ADR....................    589,865   6,234,873
    China Vanke Co., Ltd. Class H.......................  1,896,700   4,300,667
    Chongqing Rural Commercial Bank Co., Ltd. Class H...  4,350,000   2,289,226
#   CITIC Securities Co., Ltd. Class H..................  2,805,000   5,992,642
#   CITIC, Ltd..........................................  5,705,000   8,657,105
    CNOOC, Ltd..........................................  5,051,000   6,087,629
    CNOOC, Ltd. Sponsored ADR...........................    127,716  15,375,729
    COSCO Pacific, Ltd..................................  1,779,804   1,838,144
    Country Garden Holdings Co., Ltd....................  9,884,686   4,032,885
    CRRC Corp, Ltd. Class H.............................  3,040,000   2,797,107
    CSPC Pharmaceutical Group, Ltd......................  3,398,000   2,942,281
#   CSSC Offshore and Marine Engineering Group Co.,
      Ltd. Class H......................................    190,000     287,260
#   Dalian Port PDA Co., Ltd. Class H...................  1,495,000     314,929
#   Datang International Power Generation Co., Ltd.
      Class H...........................................  3,068,000     797,137
#   Dongfang Electric Corp., Ltd. Class H...............    297,600     235,968
    Dongfeng Motor Group Co., Ltd. Class H..............  3,274,000   4,054,089
    ENN Energy Holdings, Ltd............................    786,000   3,753,731
    Far East Horizon, Ltd...............................     87,000      68,610
    Fosun International, Ltd............................  2,044,722   2,682,894
    Fullshare Holdings, Ltd.............................  2,012,500     872,935
    Fuyao Glass Industry Group Co., Ltd. Class H........    297,200     752,686
#   GCL-Poly Energy Holdings, Ltd.......................  5,289,814     727,572
#   Geely Automobile Holdings, Ltd......................  4,750,000   3,132,954
    GF Securities Co., Ltd. Class H.....................    652,600   1,433,819
    Great Wall Motor Co., Ltd. Class H..................  3,142,000   3,275,884
    Guangdong Investment, Ltd...........................  2,834,000   4,355,126
    Guangshen Railway Co., Ltd. Class H.................    172,000      84,312
    Guangshen Railway Co., Ltd. Sponsored ADR...........     27,717     677,403
    Guangzhou Automobile Group Co., Ltd. Class H........    974,259   1,253,262
#   Guangzhou Baiyunshan Pharmaceutical Holdings Co.,
      Ltd. Class H......................................     98,000     243,272
#   Guangzhou R&F Properties Co., Ltd. Class H..........  2,458,800   3,731,394
    Haier Electronics Group Co., Ltd....................  1,326,000   2,227,487
    Haitong Securities Co., Ltd. Class H................  2,196,800   3,586,335
*   Hanergy Thin Film Power Group, Ltd..................  5,416,000     146,488
#   Hengan International Group Co., Ltd.................    647,000   5,446,063
    Huadian Power International Corp., Ltd. Class H.....  1,738,000     824,093
    Huaneng Power International, Inc. Class H...........  1,598,000     984,448
    Huaneng Power International, Inc. Sponsored ADR.....     34,452     847,175
    Huaneng Renewables Corp., Ltd. Class H..............  2,940,000     943,818
    Huatai Securities Co., Ltd. Class H.................    742,000   1,520,280
#   Huishang Bank Corp., Ltd. Class H...................  1,038,000     490,336
    Industrial & Commercial Bank of China, Ltd. Class H. 71,229,185  40,635,578
    Jiangsu Expressway Co., Ltd. Class H................  1,356,000   1,918,422
    Jiangxi Copper Co., Ltd. Class H....................  1,501,000   1,725,139
#   Kunlun Energy Co., Ltd..............................  6,128,000   4,660,353
    Lee & Man Paper Manufacturing, Ltd..................    543,000     419,896

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
CHINA -- (Continued)
#   Lenovo Group, Ltd..................................  9,299,278 $  6,026,397
    Longfor Properties Co., Ltd........................  2,266,500    3,104,233
    Metallurgical Corp. of China, Ltd. Class H.........  2,232,000      681,764
    Minth Group, Ltd...................................    402,000    1,301,612
    New China Life Insurance Co., Ltd. Class H.........    540,400    1,922,523
    Nine Dragons Paper Holdings, Ltd...................  1,012,000      806,799
    People's Insurance Co. Group of China, Ltd. (The)
      Class H..........................................  9,338,000    3,607,605
    PetroChina Co., Ltd. ADR...........................    125,562    8,557,050
    PetroChina Co., Ltd. Class H.......................  2,090,000    1,432,665
    PICC Property & Casualty Co., Ltd. Class H.........  5,836,132    9,093,653
    Ping An Insurance Group Co. of China, Ltd. Class H.  4,622,500   21,693,762
*   Qinqin Foodstuffs Group Cayman Co., Ltd............    129,400       47,701
*   Semiconductor Manufacturing International Corp..... 27,381,000    2,219,787
*   Semiconductor Manufacturing International Corp. ADR     12,378       50,255
*   Shanghai Electric Group Co., Ltd. Class H..........  1,582,000      659,236
#   Shanghai Fosun Pharmaceutical Group Co., Ltd.
      Class H..........................................    292,500      719,222
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H.    618,200    1,470,077
#   Shengjing Bank Co., Ltd. Class H...................    233,500      257,743
#   Shenzhou International Group Holdings, Ltd.........    438,000    2,312,143
    Shimao Property Holdings, Ltd......................  3,034,871    3,973,991
    Sino Biopharmaceutical, Ltd........................  3,945,000    2,642,943
    Sino-Ocean Land Holdings, Ltd......................  3,854,743    1,633,395
    Sinopec Engineering Group Co., Ltd. Class H........  1,341,000    1,173,035
#*  Sinopec Oilfield Service Corp. Class H.............  1,818,000      338,908
    Sinopec Shanghai Petrochemical Co., Ltd. Class H... 2,329,000 1,139,880 Sinopec Shanghai Petrochemical Co., Ltd. Sponsored
      ADR..............................................      7,418      363,828
    Sinopharm Group Co., Ltd. Class H..................  1,224,000    5,946,135
#   Sun Art Retail Group, Ltd..........................  3,039,500    2,113,888
#   Sunny Optical Technology Group Co., Ltd............    469,000    1,872,323
    Tencent Holdings, Ltd..............................  4,351,400  105,099,908
#   Tingyi Cayman Islands Holding Corp.................  2,860,000    2,481,126
#   Travelsky Technology, Ltd. Class H.................    598,000    1,147,720
#   Tsingtao Brewery Co., Ltd. Class H.................    256,000      904,375
#   Uni-President China Holdings, Ltd..................  1,166,000      895,206
#   Want Want China Holdings, Ltd......................  5,137,000    3,154,457
#   Weichai Power Co., Ltd. Class H....................  1,708,400    2,054,417
#   Xinjiang Goldwind Science & Technology Co., Ltd.
      Class H..........................................    346,600      471,390
#   Yanzhou Coal Mining Co., Ltd. Class H..............    718,000      443,276
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR........    106,215      664,906
    Zhejiang Expressway Co., Ltd. Class H..............  1,570,000    1,625,966
    Zhuzhou CRRC Times Electric Co., Ltd...............    447,000    2,473,151
    Zijin Mining Group Co., Ltd. Class H...............  3,699,000    1,352,311
#   Zoomlion Heavy Industry Science and Technology
      Co., Ltd. Class H................................  1,589,400      540,455
#   ZTE Corp. Class H..................................    601,485      811,178
                                                                   ------------
TOTAL CHINA............................................             709,685,950
                                                                   ------------
COLOMBIA -- (0.5%)
    Banco de Bogota SA.................................     35,006      664,772
    Bancolombia SA.....................................    331,749    2,625,896
    Bancolombia SA Sponsored ADR.......................    140,271    4,791,657
    Cementos Argos SA..................................    427,348    1,600,815
*   Cemex Latam Holdings SA............................     89,686      362,250
    Corp. Financiera Colombiana SA.....................     74,674      933,552

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
COLOMBIA -- (Continued)
*   Ecopetrol SA........................................ 2,862,362 $ 1,212,075
#   Ecopetrol SA Sponsored ADR..........................   220,479   1,885,095
    Empresa de Energia de Bogota SA ESP................. 1,425,504     840,444
    Grupo Argos SA......................................    32,075     193,286
    Grupo Aval Acciones y Valores SA....................   112,983     871,099
    Grupo de Inversiones Suramericana SA................   243,024   3,033,446
    Grupo Nutresa SA....................................   208,424   1,712,200
    Interconexion Electrica SA ESP......................   609,290   1,804,054
                                                                   -----------
TOTAL COLOMBIA..........................................            22,530,641
                                                                   -----------
CZECH REPUBLIC -- (0.2%)
    CEZ A.S.............................................   261,476   4,948,794
    Komercni banka A.S..................................    66,980   2,638,836
    O2 Czech Republic A.S...............................    34,934     340,837
    Pegas Nonwovens SA..................................     5,839     194,396
    Philip Morris CR A.S................................       712     388,286
    Unipetrol A.S.......................................    45,807     331,484
                                                                   -----------
TOTAL CZECH REPUBLIC....................................             8,842,633
                                                                   -----------
EGYPT -- (0.1%)
    Commercial International Bank Egypt S.A.E. GDR......     8,702      32,981
    Commercial International Bank Egypt SAE GDR......... 1,400,823   5,312,480
*   Egyptian Financial Group-Hermes Holding Co. GDR.....       774       1,624
*   Global Telecom Holding SAE GDR......................   640,757   1,135,190
                                                                   -----------
TOTAL EGYPT.............................................             6,482,275
                                                                   -----------
GREECE -- (0.2%)
    Aegean Airlines SA..................................    14,400     115,134
*   Alpha Bank AE.......................................   105,217     212,214
    Athens Water Supply & Sewage Co. SA (The)...........    31,795     204,679
*   Eurobank Ergasias SA................................       331         192
    FF Group............................................    34,149     842,924
*   Hellenic Petroleum SA...............................   112,224     481,574
    Hellenic Telecommunications Organization SA.........   340,319   3,342,604
    JUMBO SA............................................   168,373   1,991,782
    Motor Oil Hellas Corinth Refineries SA..............    96,253   1,126,602
*   National Bank of Greece SA..........................   128,189      29,497
    OPAP SA.............................................   278,698   2,236,881
*   Piraeus Bank SA.....................................    20,676       3,534
    Titan Cement Co. SA.................................    61,385   1,406,998
                                                                   -----------
TOTAL GREECE............................................            11,994,615
                                                                   -----------
HUNGARY -- (0.3%)
    MOL Hungarian Oil & Gas P.L.C.......................    99,767   6,259,403
    OTP Bank P.L.C......................................   227,128   5,538,753
    Richter Gedeon Nyrt.................................   216,026   4,566,431
                                                                   -----------
TOTAL HUNGARY...........................................            16,364,587
                                                                   -----------
INDIA -- (12.3%)
    ABB India, Ltd......................................    33,317     630,679
    ACC, Ltd............................................    64,891   1,640,314
    Adani Ports and Special Economic Zone, Ltd..........   807,107   2,806,377

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
INDIA -- (Continued)
*   Aditya Birla Fashion and Retail, Ltd................   616,504 $ 1,332,759
    Aditya Birla Nuvo, Ltd..............................   132,730   2,829,803
    Ajanta Pharma, Ltd..................................     5,556     147,590
    Amara Raja Batteries, Ltd...........................    79,101   1,113,328
    Ambuja Cements, Ltd................................. 1,004,466   4,078,673
    Apollo Hospitals Enterprise, Ltd....................   129,872   2,646,347
    Ashok Leyland, Ltd.................................. 1,810,886   2,593,095
    Asian Paints, Ltd...................................   474,671   7,899,812
    Aurobindo Pharma, Ltd...............................   625,132   7,399,964
    Axis Bank, Ltd...................................... 2,058,467  16,847,620
    Bajaj Auto, Ltd.....................................   155,378   6,287,010
    Bajaj Finance, Ltd..................................    38,219   5,934,133
    Bajaj Finserv, Ltd..................................    63,353   2,584,118
    Bajaj Holdings and Investment, Ltd..................    53,068   1,436,840
    Bank of Baroda......................................   910,704   2,071,806
    Berger Paints India, Ltd............................   331,080   1,179,464
    Bharat Electronics, Ltd.............................    51,903     960,867
    Bharat Forge, Ltd...................................   240,753   2,724,688
    Bharat Heavy Electricals, Ltd....................... 1,315,511   2,875,525
    Bharat Petroleum Corp., Ltd.........................   486,244   4,305,577
    Bharti Airtel, Ltd.................................. 1,447,872   7,837,195
    Bharti Infratel, Ltd................................   171,611   1,014,245
    Blue Dart Express, Ltd..............................     5,432     476,441
    Bosch, Ltd..........................................     8,365   3,137,483
    Britannia Industries, Ltd...........................    26,712   1,172,254
    Cadila Healthcare, Ltd..............................   362,605   1,991,633
    Cairn India, Ltd....................................   655,103   1,901,739
    Castrol India, Ltd..................................    38,740     256,721
    Cipla, Ltd..........................................   567,858   4,485,033
    Coal India, Ltd.....................................   434,684   2,136,141
    Colgate-Palmolive India, Ltd........................   142,544   1,992,953
    Container Corp. Of India, Ltd.......................    55,130   1,240,338
    CRISIL, Ltd.........................................     7,945     240,260
    Cummins India, Ltd..................................    94,559   1,235,047
    Dabur India, Ltd....................................   743,476   3,380,196
    Divi's Laboratories, Ltd............................   186,164   3,339,741
    DLF, Ltd............................................   371,230     899,640
    Dr Reddy's Laboratories, Ltd........................    71,015   3,121,081
#   Dr Reddy's Laboratories, Ltd. ADR...................   148,465   6,480,497
    Eicher Motors, Ltd..................................    20,610   6,938,886
    Emami, Ltd..........................................    90,332   1,545,542
    Exide Industries, Ltd...............................   307,619     826,063
    GAIL India, Ltd.....................................   575,655   3,291,484
    GAIL India, Ltd. GDR................................    28,791     983,483
    Gillette India, Ltd.................................     3,761     266,763
    GlaxoSmithKline Consumer Healthcare, Ltd............    14,937   1,407,463
    GlaxoSmithKline Pharmaceuticals, Ltd................    13,217     651,037
    Glenmark Pharmaceuticals, Ltd.......................   316,017   4,079,171
    Godrej Consumer Products, Ltd.......................   168,863   4,009,788
    Grasim Industries, Ltd..............................     6,301     461,234
    Havells India, Ltd..................................   407,089   2,369,980
    HCL Technologies, Ltd............................... 1,011,418  11,376,432
    HDFC Bank, Ltd...................................... 1,530,953  28,547,966

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- -----------
INDIA -- (Continued)
    Hero MotoCorp, Ltd..................................   156,975 $ 7,503,582
    Hindalco Industries, Ltd............................ 1,549,771   3,097,006
    Hindustan Petroleum Corp., Ltd......................   115,630   2,179,267
    Hindustan Unilever, Ltd............................. 1,148,145  15,829,764
    Housing Development Finance Corp., Ltd..............   933,748  19,262,041
    ICICI Bank, Ltd..................................... 1,656,257   6,411,866
    ICICI Bank, Ltd. Sponsored ADR...................... 1,043,395   7,908,934
    Idea Cellular, Ltd.................................. 2,689,000   4,226,919
    IDFC Bank, Ltd......................................   601,656     466,428
    Indiabulls Housing Finance, Ltd.....................   546,591   6,246,465
    Indian Oil Corp., Ltd...............................   612,255   4,972,914
    IndusInd Bank, Ltd..................................   390,301   6,855,515
    Infosys, Ltd........................................ 1,886,232  30,250,060
    Infosys, Ltd. Sponsored ADR.........................   847,888  13,930,800
    ITC, Ltd............................................ 4,896,443  18,563,580
    JSW Energy, Ltd.....................................    50,817      63,025
    JSW Steel, Ltd......................................   366,359   9,176,367
    Kansai Nerolac Paints, Ltd..........................     4,919      25,348
*   KAYA, Ltd...........................................     2,327      28,326
    Kotak Mahindra Bank, Ltd............................   535,900   6,117,859
    Larsen & Toubro, Ltd................................   363,180   8,455,696
    LIC Housing Finance, Ltd............................   847,563   6,590,562
    Lupin, Ltd..........................................   355,461   9,281,272
    Mahindra & Mahindra Financial Services, Ltd.........   268,646   1,329,765
    Mahindra & Mahindra, Ltd............................   678,651  14,883,228
    Marico, Ltd.........................................   748,884   3,182,854
    Maruti Suzuki India, Ltd............................   138,331   9,871,179
    Max Financial Services, Ltd.........................    48,633     424,428
*   MAX India, Ltd......................................    75,452     149,023
*   Max Ventures & Industries, Ltd......................    15,090      14,193
    Motherson Sumi Systems, Ltd.........................   542,274   2,697,942
    MRF, Ltd............................................     2,969   1,502,176
    Nestle India, Ltd...................................    37,106   3,959,288
    NHPC, Ltd........................................... 2,310,835     874,840
    NTPC, Ltd........................................... 1,434,092   3,396,788
    Oil & Natural Gas Corp., Ltd........................   989,305   3,294,432
    Oil India, Ltd......................................   221,777   1,222,999
    Oracle Financial Services Software, Ltd.............    27,493   1,516,291
    Page Industries, Ltd................................     9,049   1,946,352
    Petronet LNG, Ltd...................................   398,083   1,773,479
    Pidilite Industries, Ltd............................   196,824   2,148,625
    Piramal Enterprises, Ltd............................   106,454   2,555,162
    Power Finance Corp., Ltd............................   773,284   2,531,521
    Power Grid Corp. of India, Ltd...................... 1,556,300   4,094,406
    Procter & Gamble Hygiene & Health Care, Ltd.........    10,286   1,018,205
    Rajesh Exports, Ltd.................................   124,035     809,801
    Reliance Industries, Ltd............................ 1,625,226  24,680,275
    Reliance Power, Ltd.................................   327,864     265,858
    Rural Electrification Corp., Ltd....................   756,926   2,409,426
    Shree Cement, Ltd...................................    10,928   2,617,179
    Shriram Transport Finance Co., Ltd..................   268,934   5,143,696
    Siemens, Ltd........................................    65,181   1,292,067
    State Bank of India................................. 1,858,229   6,413,047

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
INDIA -- (Continued)
    Sun Pharmaceutical Industries, Ltd.................  1,259,691 $ 15,640,231
    Sun TV Network, Ltd................................    204,506    1,373,583
    Sundaram Finance, Ltd..............................     13,385      298,238
    Tata Consultancy Services, Ltd.....................    720,066   28,268,674
    Tata Motors, Ltd...................................  1,952,358   14,741,158
    Tata Motors, Ltd. Sponsored ADR....................     84,855    3,210,065
    Tata Power Co., Ltd................................  2,105,165    2,266,846
    Tata Steel, Ltd....................................    683,642    3,629,942
    Tech Mahindra, Ltd.................................    955,950    6,912,982
    Titan Co., Ltd.....................................    329,228    2,073,312
    Torrent Pharmaceuticals, Ltd.......................     94,358    2,040,626
    Ultratech Cement, Ltd..............................     43,023    2,393,275
    United Breweries, Ltd..............................     96,720    1,178,200
*   United Spirits, Ltd................................     58,173    2,124,244
    UPL, Ltd...........................................    812,040    7,625,888
    Vedanta, Ltd.......................................  3,139,759    7,780,438
    Vedanta, Ltd. ADR..................................     42,052      408,745
    Wipro, Ltd.........................................    722,147    5,893,649
    Yes Bank, Ltd......................................    271,196    4,947,446
    Zee Entertainment Enterprises, Ltd.................    719,876    5,370,924
                                                                   ------------
TOTAL INDIA............................................             609,060,906
                                                                   ------------
INDONESIA -- (3.2%)
    Adaro Energy Tbk PT................................ 37,523,800    2,995,993
    AKR Corporindo Tbk PT..............................  1,809,000      934,560
*   Astra Agro Lestari Tbk PT..........................  1,223,444    1,357,304
    Astra International Tbk PT......................... 23,646,410   14,001,276
    Bank Central Asia Tbk PT........................... 15,447,700   17,072,179
    Bank Danamon Indonesia Tbk PT......................  5,763,579    1,541,884
    Bank Mandiri Persero Tbk PT........................ 11,092,217    8,610,795
    Bank Negara Indonesia Persero Tbk PT............... 14,471,622    5,933,417
*   Bank Pan Indonesia Tbk PT..........................  2,302,500      137,490
    Bank Rakyat Indonesia Persero Tbk PT............... 15,742,100   13,904,674
*   Bayan Resources Tbk PT.............................     79,500       47,948
    Bumi Serpong Damai Tbk PT.......................... 15,448,500    2,474,277
    Charoen Pokphand Indonesia Tbk PT.................. 10,504,800    3,017,128
    Ciputra Development Tbk PT......................... 12,934,246    1,391,093
    Gudang Garam Tbk PT................................    675,500    3,488,126
    Indocement Tunggal Prakarsa Tbk PT.................  2,000,200    2,615,750
    Indofood CBP Sukses Makmur Tbk PT..................  3,456,800    2,276,486
    Indofood Sukses Makmur Tbk PT...................... 11,903,400    7,591,797
*   Indosat Tbk PT.....................................  1,720,800      901,098
    Jasa Marga Persero Tbk PT..........................  3,626,900    1,478,483
    Kalbe Farma Tbk PT................................. 32,614,300    4,183,051
    Lippo Karawaci Tbk PT.............................. 40,640,200    3,525,267
    Matahari Department Store Tbk PT...................  1,166,400    1,780,146
    Mayora Indah Tbk PT................................    862,133    2,614,789
    Media Nusantara Citra Tbk PT....................... 12,992,900    2,142,454
    Pakuwon Jati Tbk PT................................ 58,500,300    2,917,058
    Perusahaan Gas Negara Persero Tbk.................. 13,675,600    3,446,219
    Semen Indonesia Persero Tbk PT.....................  6,596,100    4,740,322
    Sinar Mas Agro Resources & Technology Tbk PT.......  1,116,500      319,982
    Sumber Alfaria Trijaya Tbk PT......................    255,200       11,479

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THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
INDONESIA -- (Continued)
    Summarecon Agung Tbk PT............................ 21,383,500 $  2,779,889
    Surya Citra Media Tbk PT........................... 10,406,100    2,520,960
    Telekomunikasi Indonesia Persero Tbk PT............ 39,175,700   12,752,118
    Telekomunikasi Indonesia Persero Tbk PT Sponsored
      ADR..............................................     98,384    6,493,344
    Tower Bersama Infrastructure Tbk PT................  2,884,000    1,257,019
*   Trada Maritime Tbk PT..............................  1,271,100        4,852
    Unilever Indonesia Tbk PT..........................  2,121,800    7,307,952
    United Tractors Tbk PT.............................  4,899,996    5,905,749
    Waskita Karya Persero Tbk PT.......................  6,283,179    1,331,934
*   XL Axiata Tbk PT...................................  7,703,800    2,184,732
                                                                   ------------
TOTAL INDONESIA........................................             159,991,074
                                                                   ------------
MALAYSIA -- (3.7%)
    Aeon Co. M Bhd.....................................     44,200       29,449
    Affin Holdings Bhd.................................  1,020,700      534,850
    Alliance Financial Group Bhd.......................  2,238,000    2,191,284
    AMMB Holdings Bhd..................................  5,557,859    5,878,292
    Astro Malaysia Holdings Bhd........................  2,488,700    1,788,372
    Axiata Group Bhd...................................  3,906,251    5,466,850
    Batu Kawan Bhd.....................................    105,400      466,002
*   Berjaya Land Bhd...................................     43,000        7,287
    BIMB Holdings Bhd..................................  1,143,255    1,134,131
    Boustead Holdings Bhd..............................    552,300      282,343
    British American Tobacco Malaysia Bhd..............    212,600    2,578,930
    Bursa Malaysia Bhd.................................    354,600      750,417
    CIMB Group Holdings Bhd............................  6,394,272    6,901,816
    Dialog Group Bhd...................................  4,981,118    1,864,653
#   DiGi.Com Bhd.......................................  5,805,020    7,075,915
#   Felda Global Ventures Holdings Bhd.................    379,100      172,529
#   Gamuda Bhd.........................................  2,395,200    2,836,290
    Genting Bhd........................................  4,164,400    8,415,878
    Genting Malaysia Bhd...............................  3,837,600    4,051,922
    Genting Plantations Bhd............................    325,000      841,876
#   HAP Seng Consolidated Bhd..........................  1,066,700    2,030,810
#   Hartalega Holdings Bhd.............................  1,084,200    1,145,270
    Hong Leong Bank Bhd................................  1,040,166    3,356,967
    Hong Leong Financial Group Bhd.....................    744,483    2,786,863
    IHH Healthcare Bhd.................................  2,243,200    3,606,077
    IJM Corp. Bhd......................................  7,006,462    5,835,657
    IOI Corp. Bhd......................................  4,711,405    4,898,946
    IOI Properties Group Bhd...........................  2,441,943    1,416,142
    Kuala Lumpur Kepong Bhd............................    504,800    2,869,107
#   Lafarge Malaysia Bhd...............................    659,480    1,288,354
    LPI Capital Bhd....................................     25,950      102,429
#   Malayan Banking Bhd................................  5,958,742   11,751,354
#   Malaysia Airports Holdings Bhd.....................  1,492,441    2,181,015
#   Maxis Bhd..........................................  2,881,400    4,262,431
    MISC Bhd...........................................  1,581,998    2,920,950
#   MMC Corp. Bhd......................................  1,978,300    1,021,866
    Nestle Malaysia Bhd................................     26,400      512,418
    Oriental Holdings Bhd..............................     24,100       39,090
    Petronas Chemicals Group Bhd.......................  3,567,800    5,742,544
    Petronas Dagangan Bhd..............................    367,500    2,102,701

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THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
MALAYSIA -- (Continued)
    Petronas Gas Bhd...................................    890,500 $  4,873,224
    PPB Group Bhd......................................    900,800    3,543,878
    Public Bank Bhd....................................  3,537,614   16,958,597
#   QL Resources Bhd...................................    630,900      676,100
    RHB Capital Bhd....................................  1,537,905    1,925,770
#   Sapurakencana Petroleum Bhd........................ 10,900,700    3,870,679
    Sime Darby Bhd.....................................  3,639,627    6,641,387
#   SP Setia Bhd Group.................................  1,038,380      783,791
#   Sunway Bhd.........................................  1,710,000    1,230,898
#   Telekom Malaysia Bhd...............................  1,435,664    2,410,673
    Tenaga Nasional Bhd................................  4,375,250   15,461,593
#   Top Glove Corp. Bhd................................    908,900      958,063
#   UEM Sunrise Bhd....................................  2,331,937      597,149
#   UMW Holdings Bhd...................................  1,515,766    2,125,513
    United Plantations Bhd.............................     61,000      397,771
#   Westports Holdings Bhd.............................  1,509,000    1,670,436
    YTL Corp. Bhd...................................... 16,425,686    6,743,421
#   YTL Power International Bhd........................  3,177,547    1,116,507
                                                                   ------------
TOTAL MALAYSIA.........................................             185,125,527
                                                                   ------------
MEXICO -- (5.0%)
    Alfa S.A.B. de C.V. Class A........................  8,197,783   13,378,782
#   America Movil S.A.B. de C.V. Series L.............. 46,329,297   26,660,966
    America Movil S.A.B. de C.V. Series L ADR..........     22,528      259,748
#   Arca Continental S.A.B. de C.V.....................    688,801    4,427,062
*   Cemex S.A.B. de C.V................................ 10,756,423    8,197,828
*   Cemex S.A.B. de C.V. Sponsored ADR.................  1,691,964   12,943,525
    Coca-Cola Femsa S.A.B. de C.V. Series L............    510,276    4,000,564
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR.......     36,634    2,878,700
*   Corp Interamericana de Entretenimiento S.A.B. de
      C.V. Class B.....................................      8,726        6,515
#   El Puerto de Liverpool S.A.B. de C.V. Class C1.....    185,660    1,784,712
    Fomento Economico Mexicano S.A.B. de C.V...........  1,793,669   16,044,489
    Fomento Economico Mexicano S.A.B. de C.V.
      Sponsored ADR....................................     39,796    3,561,742
    Gruma S.A.B. de C.V. Class B.......................    541,859    7,801,036
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR 15,027 1,476,703 Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      Class B..........................................    469,811    4,618,681
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR.     32,867    5,051,987
    Grupo Bimbo S.A.B. de C.V. Series A................  2,488,007    7,434,828
    Grupo Carso S.A.B. de C.V. Series A1...............    911,747    3,719,441
#   Grupo Elektra S.A.B. de C.V........................     88,461    1,307,807
    Grupo Financiero Banorte S.A.B. de C.V. Class O....  4,709,628   25,796,202
    Grupo Financiero Inbursa S.A.B. de C.V. Class O....  3,541,932    5,685,981
    Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B..........................................  3,362,943    6,134,008
    Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B ADR......................................     84,444      770,974
#   Grupo Lala S.A.B. de C.V...........................  1,018,201    2,208,546
    Grupo Mexico S.A.B. de C.V. Series B...............  6,058,822   14,618,726
*   Grupo Qumma SA de C.V. Series B....................      1,591           --
    Grupo Sanborns S.A.B. de C.V.......................     28,885       36,357
    Grupo Televisa S.A.B. Series CPO...................  3,356,577   17,828,347
    Grupo Televisa S.A.B. Sponsored ADR................    148,075    3,934,353
#*  Impulsora del Desarrollo y El Empleo en America
      Latina S.A.B. de C.V.............................  2,362,916    3,665,985
    Industrias Penoles S.A.B. de C.V...................    252,581    6,469,576
#   Infraestructura Energetica Nova S.A.B. de C.V......    410,039    1,654,808

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
MEXICO -- (Continued)
    Kimberly-Clark de Mexico S.A.B. de C.V. Class A....  2,348,560 $  5,308,372
#*  La Comer S.A.B. de C.V.............................    758,975      675,994
    Megacable Holdings S.A.B. de C.V...................     89,863      364,245
#   Mexichem S.A.B. de C.V.............................  2,819,937    6,152,726
#*  Minera Frisco S.A.B. de C.V. Class A1..............     91,909       75,635
*   Organizacion Soriana S.A.B. de C.V. Class B........  1,102,476    2,713,561
    Promotora y Operadora de Infraestructura S.A.B. de
      C.V..............................................    389,314    4,549,056
*   Savia SA Class A...................................    120,000           --
#*  Telesites S.A.B. de C.V............................    708,027      429,348
    Wal-Mart de Mexico S.A.B. de C.V...................  7,054,235   16,102,467
                                                                   ------------
TOTAL MEXICO...........................................             250,730,383
                                                                   ------------
PERU -- (0.3%)
    Cementos Pacasmayo SAA ADR.........................      6,659       59,931
*   Cia de Minas Buenaventura SAA ADR..................    139,674    2,046,224
    Credicorp, Ltd.....................................     78,885   12,647,632
    Grana y Montero SAA Sponsored ADR..................     69,386      565,496
                                                                   ------------
TOTAL PERU.............................................              15,319,283
                                                                   ------------
PHILIPPINES -- (1.9%)
    Aboitiz Equity Ventures, Inc.......................  2,259,870    3,747,173
    Aboitiz Power Corp.................................  2,462,500    2,366,380
    Alliance Global Group, Inc.........................  7,817,700    2,685,458
    Ayala Corp.........................................    284,537    5,260,081
    Ayala Land, Inc....................................  9,207,218    7,723,835
    Bank of the Philippine Islands.....................  1,179,853    2,404,624
    BDO Unibank, Inc...................................  2,525,651    6,073,551
    DMCI Holdings, Inc.................................  9,941,400    2,748,508
    DoubleDragon Properties Corp.......................    198,090      241,502
    Emperador, Inc.....................................  1,850,900      292,344
    Energy Development Corp............................ 26,284,600    3,279,587
*   Fwbc Holdings, Inc.................................  2,006,957           --
    Globe Telecom, Inc.................................     52,815    2,543,127
    GT Capital Holdings, Inc...........................    131,905    4,313,816
    International Container Terminal Services, Inc.....  1,287,400    1,750,737
    JG Summit Holdings, Inc............................  1,800,080    3,192,350
    Jollibee Foods Corp................................    695,840    3,768,498
    LT Group, Inc......................................  4,344,100    1,438,887
    Manila Electric Co.................................    329,530    2,267,514
    Megaworld Corp..................................... 23,849,800    2,549,409
    Metro Pacific Investments Corp..................... 24,178,700    3,853,232
    Metropolitan Bank & Trust Co.......................    720,665    1,453,399
    Philippine Long Distance Telephone Co..............     90,610    4,047,134
    Philippine Long Distance Telephone Co. Sponsored
      ADR..............................................     50,043    2,255,438
*   Philippine National Bank...........................    284,768      379,459
    Puregold Price Club, Inc...........................  1,480,800    1,508,908
    Robinsons Land Corp................................  3,988,000    2,711,300
    Robinsons Retail Holdings, Inc.....................    373,260      683,013
    San Miguel Corp....................................  1,320,670    2,299,961
    Security Bank Corp.................................    131,420      611,260
    Semirara Mining & Power Corp.......................    516,090    1,308,842
    SM Investments Corp................................    282,933    4,142,069

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- -----------
PHILIPPINES -- (Continued)
    SM Prime Holdings, Inc.............................. 8,486,110 $ 5,266,612
*   Top Frontier Investment Holdings, Inc...............    42,789     175,310
    Universal Robina Corp............................... 1,282,840   5,461,580
                                                                   -----------
TOTAL PHILIPPINES.......................................            94,804,898
                                                                   -----------
POLAND -- (1.5%)
*   Alior Bank SA.......................................   120,943   1,567,508
*   AmRest Holdings SE..................................     1,084      68,792
    Bank Handlowy w Warszawie SA........................    44,679     788,944
*   Bank Millennium SA.................................. 1,019,364   1,197,364
    Bank Pekao SA.......................................   111,545   3,530,206
    Bank Zachodni WBK SA................................    50,450   3,625,108
    Budimex SA..........................................       505      23,516
    CCC SA..............................................    29,161   1,330,544
#*  Cyfrowy Polsat SA...................................   393,451   2,378,149
*   Enea SA.............................................   346,342     973,092
    Energa SA...........................................   214,565     536,162
    Eurocash SA.........................................   127,351   1,711,176
    Grupa Azoty SA......................................    78,276   1,457,775
*   Grupa Lotos SA......................................   168,481   1,264,661
#   ING Bank Slaski SA..................................    39,521   1,343,581
    Kernel Holding SA...................................     2,130      33,827
    KGHM Polska Miedz SA................................   408,675   8,253,663
#   LPP SA..............................................     1,624   2,047,376
*   mBank SA............................................    26,866   2,092,143
    Orange Polska SA.................................... 1,116,971   1,545,018
    PGE Polska Grupa Energetyczna SA.................... 2,683,831   8,818,484
#   Polski Koncern Naftowy Orlen SA.....................   649,675  10,409,718
    Polskie Gornictwo Naftowe i Gazownictwo SA.......... 2,283,734   3,168,921
*   Powszechna Kasa Oszczednosci Bank Polski SA.........   964,323   5,894,094
    Powszechny Zaklad Ubezpieczen SA....................   808,411   5,847,995
*   Synthos SA..........................................   874,712     888,860
*   Tauron Polska Energia SA............................ 2,200,922   1,738,531
                                                                   -----------
TOTAL POLAND............................................            72,535,208
                                                                   -----------
RUSSIA -- (1.7%)
    Gazprom PJSC Sponsored ADR.......................... 5,279,647  21,630,862
*   Lenta, Ltd. GDR(BJ621Y903)..........................    30,830     231,528
*   Lenta, Ltd. GDR(52634T200)..........................    15,450     116,030
    LUKOIL PJSC Sponsored ADR...........................   257,005  11,062,081
    Magnitogorsk Iron & Steel Works OJSC GDR............   197,103   1,125,191
*   Mail.ru Group, Ltd. GDR(B53NQB903)..................    41,223     796,149
*   Mail.Ru Group, Ltd. GDR(560317208)..................     9,372     180,880
    MegaFon PJSC GDR....................................    95,962     948,007
    MMC Norilsk Nickel PJSC ADR.........................   406,377   5,949,335
    NOVATEK OAO GDR.....................................    51,690   5,195,742
    Novolipetsk Steel PJSC GDR..........................   123,601   1,788,069
    PhosAgro PJSC GDR...................................    65,933     910,137
    Rosneft OAO GDR.....................................   833,683   4,053,711
    Rostelecom PJSC Sponsored ADR.......................    78,867     606,095
    RusHydro PJSC ADR(BYZ5W4903)........................ 1,329,772   1,377,285
    RusHydro PJSC ADR(782183404)........................    12,131      12,677

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
RUSSIA -- (Continued)
    Sberbank of Russia PJSC Sponsored ADR............... 1,818,206 $15,842,422
    Severstal PAO GDR...................................   216,701   2,565,859
    Tatneft PJSC Sponsored ADR..........................   270,983   7,716,213
    VTB Bank PJSC GDR...................................   130,253     258,031
    VTB Bank PJSC GDR................................... 1,358,280   2,696,179
*   X5 Retail Group NV GDR(B07T3T903)...................     4,029      87,890
*   X5 Retail Group NV GDR(98387E205)...................     9,111     198,620
                                                                   -----------
TOTAL RUSSIA............................................            85,348,993
                                                                   -----------
SOUTH AFRICA -- (8.8%)
#*  African Bank Investments, Ltd.......................   709,671       2,970
*   Anglo American Platinum, Ltd........................   128,669   4,090,921
*   AngloGold Ashanti, Ltd. Sponsored ADR............... 1,637,102  35,868,905
    Aspen Pharmacare Holdings, Ltd......................   447,818  12,093,893
    AVI, Ltd............................................   706,767   4,569,046
    Barclays Africa Group, Ltd.......................... 1,051,800  11,634,099
*   Bid Corp., Ltd......................................   778,465  14,525,926
    Bidvest Group, Ltd. (The)...........................   778,465   8,947,754
*   Brait SE............................................   232,213   2,088,789
#   Capitec Bank Holdings, Ltd..........................    82,863   3,675,166
    Discovery, Ltd......................................   696,882   6,279,261
    Distell Group, Ltd..................................    70,509     843,949
    FirstRand, Ltd...................................... 4,730,180  16,552,563
    Foschini Group, Ltd. (The)..........................   590,567   6,336,991
    Gold Fields, Ltd. Sponsored ADR..................... 2,642,178  16,407,925
*   Impala Platinum Holdings, Ltd.......................   613,363   2,707,098
    Imperial Holdings, Ltd..............................   618,348   7,390,053
    Investec, Ltd.......................................   841,341   5,073,252
#*  Kumba Iron Ore, Ltd.................................    96,985     948,675
    Liberty Holdings, Ltd...............................   508,691   4,490,798
    Life Healthcare Group Holdings, Ltd................. 2,602,500   7,081,281
    MMI Holdings, Ltd................................... 3,545,776   5,914,746
    Mondi, Ltd..........................................   273,651   5,545,765
    Mr. Price Group, Ltd................................   545,010   8,987,647
    MTN Group, Ltd...................................... 2,516,919  25,441,022
    Naspers, Ltd. Class N...............................   370,571  58,151,215
#   Nedbank Group, Ltd..................................   634,489   9,103,220
    Netcare, Ltd........................................ 2,630,152   6,094,172
    New Europe Property Investments P.L.C...............    79,859     954,755
#   Pick n Pay Stores, Ltd..............................   473,477   2,672,224
    Pioneer Foods Group, Ltd............................   225,369   2,903,228
    PSG Group, Ltd......................................   156,246   2,232,186
    Sanlam, Ltd......................................... 2,981,061  14,065,773
    Santam, Ltd.........................................    17,918     301,052
*   Sappi, Ltd.......................................... 1,031,164   5,245,369
    Sasol, Ltd..........................................   130,693   3,477,582
    Sasol, Ltd. Sponsored ADR...........................   778,314  20,773,201
    Shoprite Holdings, Ltd..............................   951,195  13,939,817
    Sibanye Gold, Ltd...................................   118,491     552,271
    Spar Group, Ltd. (The)..............................   284,382   4,244,908
    Standard Bank Group, Ltd............................ 2,023,352  20,209,839
    Steinhoff International Holdings NV................. 3,305,727  20,909,176
    Telkom SA SOC, Ltd..................................   838,393   3,890,870

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CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH AFRICA -- (Continued)
    Tiger Brands, Ltd...................................   257,382 $  7,229,506
    Truworths International, Ltd........................   949,415    6,110,679
    Tsogo Sun Holdings, Ltd.............................   311,671      651,188
    Vodacom Group, Ltd..................................   520,334    6,030,501
    Woolworths Holdings, Ltd............................ 1,765,305   11,377,851
                                                                   ------------
TOTAL SOUTH AFRICA......................................            438,619,078
                                                                   ------------
SOUTH KOREA -- (14.6%)
    Amorepacific Corp...................................    38,725   13,407,895
    AMOREPACIFIC Group..................................    35,323    4,556,742
    BGF retail Co., Ltd.................................     5,282      944,251
    BNK Financial Group, Inc............................   620,267    4,881,366
#*  Celltrion, Inc......................................    65,022    6,046,699
    Cheil Worldwide, Inc................................    73,456    1,181,307
#   CJ CGV Co., Ltd.....................................    16,235    1,328,451
    CJ CheilJedang Corp.................................    16,081    5,663,089
    CJ Corp.............................................    27,709    4,967,687
    CJ E&M Corp.........................................    19,443    1,234,483
#*  CJ Korea Express Corp...............................     4,508      807,486
*   Com2uSCorp..........................................     9,584      989,740
    Coway Co., Ltd......................................    70,382    5,380,370
    Cuckoo Electronics Co., Ltd.........................       304       40,502
    Daelim Industrial Co., Ltd..........................    45,910    3,449,203
#*  Daewoo Engineering & Construction Co., Ltd..........   133,508      743,490
#*  Daewoo Shipbuilding & Marine Engineering Co., Ltd...   165,407      661,539
    DGB Financial Group, Inc............................   246,269    1,983,880
    Dongbu Insurance Co., Ltd...........................    80,628    4,583,135
    Dongsuh Cos Inc.....................................    21,475      625,847
#   Dongwon Systems Corp................................     3,309      185,802
    Doosan Corp.........................................    23,998    2,418,272
#   Doosan Heavy Industries & Construction Co., Ltd.....   115,996    2,727,106
    E-MART, Inc.........................................    28,588    4,176,400
    Grand Korea Leisure Co., Ltd........................    38,572      896,050
    Green Cross Corp....................................     3,906      611,505
#   Green Cross Holdings Corp...........................    18,294      560,538
#*  GS Engineering & Construction Corp..................    78,050    2,006,337
    GS Holdings Corp....................................   130,601    5,643,168
#   GS Retail Co., Ltd..................................    21,329      961,872
    Hana Financial Group, Inc...........................   477,076   11,746,378
    Hankook Tire Co., Ltd...............................   166,875    8,082,648
#   Hanmi Pharm Co., Ltd................................     2,680    1,464,590
#   Hanmi Science Co., Ltd..............................     9,206    1,184,629
    Hanon Systems.......................................   189,125    1,938,291
#   Hansae Co., Ltd.....................................    20,705      570,339
#   Hanssem Co., Ltd....................................    12,225    1,878,849
    Hanwha Chemical Corp................................   119,694    2,738,071
    Hanwha Corp.........................................   104,017    3,313,518
    Hanwha Life Insurance Co., Ltd......................   395,871    2,042,181
    Hanwha Techwin Co., Ltd.............................    38,062    1,840,768
#   Hite Jinro Co., Ltd.................................    45,529      914,839
#   Hotel Shilla Co., Ltd...............................    38,111    2,030,962
#   Hyosung Corp........................................    58,732    7,298,762
    Hyundai Department Store Co., Ltd...................    23,924    2,654,468

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THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES    VALUE++
                                                         ------- -----------
SOUTH KOREA -- (Continued)
    Hyundai Development Co-Engineering & Construction...  56,106 $ 2,224,341
*   Hyundai Elevator Co., Ltd...........................  10,664     588,852
    Hyundai Engineering & Construction Co., Ltd......... 140,523   4,636,551
    Hyundai Glovis Co., Ltd.............................  23,344   3,506,194
    Hyundai Greenfood Co., Ltd..........................  44,457     737,422
#*  Hyundai Heavy Industries Co., Ltd...................  68,236   7,673,794
    Hyundai Home Shopping Network Corp..................   1,349     146,337
    Hyundai Marine & Fire Insurance Co., Ltd............ 158,591   4,287,746
    Hyundai Mobis Co., Ltd..............................  57,294  13,064,899
    Hyundai Motor Co.................................... 175,874  20,751,780
#   Hyundai Securities Co., Ltd......................... 227,051   1,397,542
    Hyundai Steel Co.................................... 164,371   7,456,149
    Hyundai Wia Corp....................................  26,879   2,065,145
    Industrial Bank of Korea............................ 468,370   4,959,992
#   Kakao Corp..........................................  15,117   1,227,153
    Kangwon Land, Inc...................................  95,731   3,504,095
    KB Financial Group, Inc............................. 398,456  12,652,098
    KB Financial Group, Inc. ADR........................ 103,883   3,299,324
    KB Insurance Co., Ltd...............................  86,639   2,197,662
    KCC Corp............................................   7,792   2,746,533
#   KEPCO Plant Service & Engineering Co., Ltd..........  27,560   1,688,686
    Kia Motors Corp..................................... 293,465  11,054,920
    KIWOOM Securities Co., Ltd..........................   2,675     189,066
#   Kolon Industries, Inc...............................  18,040   1,404,676
#*  Komipharm International Co., Ltd....................   5,161     139,451
#   Korea Aerospace Industries, Ltd.....................  59,554   4,289,644
    Korea Electric Power Corp........................... 220,479  12,070,957
    Korea Electric Power Corp. Sponsored ADR............  79,658   2,165,901
    Korea Gas Corp......................................  40,921   1,550,635
    Korea Investment Holdings Co., Ltd..................  61,753   2,592,185
#   Korea Kolmar Co., Ltd...............................  17,594   1,493,212
    Korea Petrochemical Ind Co., Ltd....................     262      55,136
    Korea Zinc Co., Ltd.................................   7,147   3,260,079
*   Korean Air Lines Co., Ltd...........................  93,709   2,383,532
    Korean Reinsurance Co...............................  14,728     159,132
#   KT Corp. Sponsored ADR..............................  95,200   1,452,752
    KT&G Corp........................................... 132,438  14,321,912
#   Kumho Petrochemical Co., Ltd........................  20,929   1,137,535
*   Kumho Tire Co., Inc.................................  51,718     460,365
    LG Chem, Ltd........................................  42,069   9,168,373
    LG Corp............................................. 105,265   5,979,291
    LG Display Co., Ltd................................. 363,272  10,071,841
    LG Display Co., Ltd. ADR............................ 808,137  11,281,593
    LG Electronics, Inc................................. 217,266  10,389,757
    LG Household & Health Care, Ltd.....................  11,853  10,676,287
    LG Innotek Co., Ltd.................................  35,915   2,871,387
    LG Uplus Corp....................................... 539,707   5,282,863
#*  Loen Entertainment, Inc.............................   7,273     526,528
#   Lotte Chemical Corp.................................  20,916   5,683,277
#   Lotte Chilsung Beverage Co., Ltd....................     684   1,008,998
    Lotte Confectionery Co., Ltd........................   1,307     221,225
#   Lotte Shopping Co., Ltd.............................  17,857   3,079,492
    LS Corp.............................................  21,498   1,025,396

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THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES    VALUE++
                                                         ------- ------------
SOUTH KOREA -- (Continued)
    LS Industrial Systems Co., Ltd......................   6,817 $    264,610
    Macquarie Korea Infrastructure Fund................. 447,213    3,572,403
#   Mando Corp..........................................  11,458    2,664,273
#   Medy-Tox, Inc.......................................   5,027    1,947,459
    Meritz Financial Group, Inc.........................  43,170      478,045
#   Meritz Fire & Marine Insurance Co., Ltd.............  68,134      933,582
    Meritz Securities Co., Ltd.......................... 249,896      841,442
    Mirae Asset Daewoo Co., Ltd......................... 237,690    1,931,939
    Mirae Asset Securities Co., Ltd.....................  97,938    2,330,908
    Muhak Co., Ltd......................................   5,221      110,683
    NAVER Corp..........................................  33,801   21,446,189
#   NCSoft Corp.........................................  12,200    2,741,775
    NH Investment & Securities Co., Ltd................. 187,163    1,742,233
#   NongShim Co., Ltd...................................   3,534    1,062,041
#*  OCI Co., Ltd........................................  27,861    2,323,190
    Orion Corp..........................................   4,535    3,735,276
#   Ottogi Corp.........................................     973      680,122
*   Pan Ocean Co., Ltd.................................. 102,055      335,344
#   Paradise Co., Ltd...................................  26,633      380,978
    POSCO...............................................  44,452    9,007,160
    POSCO Sponsored ADR.................................  87,705    4,444,889
    Posco Daewoo Corp...................................  68,720    1,316,715
    S-1 Corp............................................  16,277    1,478,139
#   S-Oil Corp..........................................  52,028    3,582,551
#   Samlip General Foods Co., Ltd.......................   2,676      458,960
    Samsung C&T Corp....................................  48,765    5,903,037
    Samsung Card Co., Ltd...............................  43,815    1,692,121
    Samsung Electro-Mechanics Co., Ltd..................  94,120    4,646,824
    Samsung Electronics Co., Ltd........................  97,289  133,867,441
    Samsung Electronics Co., Ltd. GDR...................  52,509   36,097,498
#*  Samsung Engineering Co., Ltd........................  20,980      199,405
    Samsung Fire & Marine Insurance Co., Ltd............  48,145   11,472,964
#*  Samsung Heavy Industries Co., Ltd................... 296,549    2,644,451
    Samsung Life Insurance Co., Ltd.....................  68,654    5,972,803
    Samsung SDI Co., Ltd................................  74,594    7,051,971
    Samsung SDS Co., Ltd................................  22,123    3,107,927
    Samsung Securities Co., Ltd.........................  71,239    2,410,314
#   Samyang Holdings Corp...............................   3,274      353,243
    Shinhan Financial Group Co., Ltd.................... 347,482   12,417,301
    Shinhan Financial Group Co., Ltd. ADR...............  86,082    3,072,267
    Shinsegae Co., Ltd..................................   9,800    1,594,588
#   SK Chemicals Co., Ltd...............................  16,625      992,977
    SK Holdings Co., Ltd................................  43,128    8,046,784
    SK Hynix, Inc....................................... 705,494   21,725,034
    SK Innovation Co., Ltd..............................  62,586    8,247,473
    SK Materials Co., Ltd...............................   2,159      284,004
    SK Networks Co., Ltd................................ 173,269      963,086
    SK Telecom Co., Ltd.................................  16,450    3,380,382
*   Ssangyong Cement Industrial Co., Ltd................   9,472      161,599
#*  Taihan Electric Wire Co., Ltd.......................  92,992      185,704
    Woori Bank.......................................... 543,488    4,904,150
    Woori Bank Sponsored ADR............................   1,026       28,000
    Young Poong Corp....................................     438      440,408

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
SOUTH KOREA -- (Continued)
#   Youngone Corp......................................     22,115 $    700,618
    Yuhan Corp.........................................      4,547    1,244,177
#*  Yungjin Pharmaceutical Co., Ltd....................     20,622      198,946
                                                                   ------------
TOTAL SOUTH KOREA......................................             725,441,601
                                                                   ------------
TAIWAN -- (14.5%)
#   Acer, Inc..........................................  5,322,811    2,537,531
#   Advanced Semiconductor Engineering, Inc............ 12,317,929   14,541,195
    Advantech Co., Ltd.................................    400,254    3,114,619
#   Airtac International Group.........................    122,850      920,685
    Asia Cement Corp...................................  4,279,758    3,914,816
#   Asustek Computer, Inc..............................    956,180    8,319,579
#   AU Optronics Corp.................................. 24,425,873    9,981,695
    AU Optronics Corp. Sponsored ADR...................    326,626    1,352,232
#   Casetek Holdings, Ltd..............................    313,000    1,264,153
#   Catcher Technology Co., Ltd........................  1,134,429    7,909,588
    Cathay Financial Holding Co., Ltd..................  8,176,450    9,197,810
*   Cathay Real Estate Development Co., Ltd............     91,000       40,787
#   Chailease Holding Co., Ltd.........................  2,177,840    3,866,910
    Chang Hwa Commercial Bank, Ltd.....................  8,362,160    4,499,709
#   Cheng Shin Rubber Industry Co., Ltd................  2,492,965    5,204,232
    Chicony Electronics Co., Ltd.......................  1,001,552    2,478,267
    China Airlines, Ltd................................  8,737,536    2,568,944
#   China Development Financial Holding Corp........... 24,213,121    5,895,414
    China Life Insurance Co., Ltd......................  5,929,344    4,904,973
    China Motor Corp...................................    741,000      561,263
#   China Steel Chemical Corp..........................    135,000      444,192
#   China Steel Corp................................... 15,093,932   10,441,711
#   Chipbond Technology Corp...........................  1,422,000    1,945,103
    ChipMOS TECHNOLOGIES, Inc..........................     21,000       21,774
    Chunghwa Telecom Co., Ltd..........................  1,608,000    5,746,215
#   Chunghwa Telecom Co., Ltd. Sponsored ADR...........    246,757    8,915,330
    Compal Electronics, Inc............................  9,936,541    6,243,564
    CTBC Financial Holding Co., Ltd.................... 18,189,977   10,042,609
    CTCI Corp..........................................    829,000    1,169,666
#   Cub Elecparts, Inc.................................     15,000      181,889
#   Delta Electronics, Inc.............................  2,347,486   12,382,183
    E.Sun Financial Holding Co., Ltd................... 11,807,000    6,593,966
#   Eclat Textile Co., Ltd.............................    253,336    2,839,683
#   Ennoconn Corp......................................     19,000      284,918
    Eternal Materials Co., Ltd.........................    794,350      827,512
*   Eva Airways Corp...................................  5,768,324    2,745,791
    Evergreen Marine Corp. Taiwan, Ltd.................  3,219,261    1,247,099
    Far Eastern Department Stores, Ltd.................  1,267,592      725,522
    Far Eastern International Bank.....................    707,000      206,298
    Far Eastern New Century Corp.......................  5,821,085    4,548,939
    Far EasTone Telecommunications Co., Ltd............  2,601,000    5,979,943
#   Farglory Land Development Co., Ltd.................    644,393      694,224
#   Feng TAY Enterprise Co., Ltd.......................    460,424    2,080,559
#   First Financial Holding Co., Ltd................... 17,022,129    9,446,598
    Formosa Chemicals & Fibre Corp.....................  3,034,518    7,907,787
    Formosa International Hotels Corp..................      1,808       10,657
    Formosa Petrochemical Corp.........................    979,000    2,785,446

THE EMERGING MARKETS SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
    Formosa Plastics Corp...............................  3,539,153 $ 8,636,102
    Formosa Taffeta Co., Ltd............................    998,000     946,637
#   Foxconn Technology Co., Ltd.........................  1,772,899   4,302,347
    Fubon Financial Holding Co., Ltd....................  8,611,233  10,715,999
#   Giant Manufacturing Co., Ltd........................    342,506   2,312,606
#   Gigasolar Materials Corp............................     31,800     458,251
#   Ginko International Co., Ltd........................     45,000     465,335
#   Gourmet Master Co., Ltd.............................     39,000     417,246
    Hermes Microvision, Inc.............................     26,000   1,108,084
#   Highwealth Construction Corp........................  1,880,190   2,869,434
#   Hiwin Technologies Corp.............................    364,711   1,790,145
    Hon Hai Precision Industry Co., Ltd................. 15,697,867  43,319,913
    Hota Industrial Manufacturing Co., Ltd..............     94,000     428,211
#   Hotai Motor Co., Ltd................................    322,000   3,235,104
#   HTC Corp............................................  1,198,235   3,573,456
    Hua Nan Financial Holdings Co., Ltd................. 11,616,768   6,340,826
#   Innolux Corp........................................ 27,802,241  10,297,522
#*  Inotera Memories, Inc...............................  7,543,000   6,161,507
    Inventec Corp.......................................  5,430,551   4,220,895
#   Kenda Rubber Industrial Co., Ltd....................  1,061,149   1,696,742
#   King Slide Works Co., Ltd...........................     81,000     984,250
    King Yuan Electronics Co., Ltd......................  1,471,000   1,407,084
    King's Town Bank Co., Ltd...........................    896,000     657,668
    Kinsus Interconnect Technology Corp.................    683,000   1,475,994
#   Largan Precision Co., Ltd...........................    133,860  14,391,031
#*  LCY Chemical Corp...................................    156,123     190,471
    Lite-On Technology Corp.............................  4,872,094   7,306,742
#   Makalot Industrial Co., Ltd.........................    222,576   1,151,687
#   MediaTek, Inc.......................................  1,387,995  10,597,361
#   Mega Financial Holding Co., Ltd..................... 12,391,369   9,717,285
    Mercuries Life Insurance Co., Ltd...................    310,241     157,604
#   Merida Industry Co., Ltd............................    238,287   1,103,930
    Micro-Star International Co., Ltd...................    631,000   1,377,007
#   Nan Ya Plastics Corp................................  4,192,599   7,942,701
#   Nanya Technology Corp...............................    992,010   1,173,412
    Nien Made Enterprise Co., Ltd.......................     23,000     240,121
#   Novatek Microelectronics Corp.......................  1,179,000   4,143,039
*   OBI Pharma, Inc.....................................     25,000     386,308
#   PChome Online, Inc..................................    103,196   1,160,615
    Pegatron Corp.......................................  5,311,345  13,074,600
    Phison Electronics Corp.............................    200,000   1,659,469
    Pou Chen Corp.......................................  4,575,487   6,245,585
    Powertech Technology, Inc...........................  2,158,819   5,494,352
    Poya International Co., Ltd.........................     55,550     685,612
    President Chain Store Corp..........................    831,831   6,758,347
#   Quanta Computer, Inc................................  3,586,000   7,303,113
    Radiant Opto-Electronics Corp.......................    775,170   1,244,933
    Realtek Semiconductor Corp..........................    531,950   1,929,159
*   Ruentex Development Co., Ltd........................  1,036,709   1,243,720
#   Ruentex Industries, Ltd.............................    511,182     817,681
#   ScinoPharm Taiwan, Ltd..............................    198,467     276,947
#   Shin Kong Financial Holding Co., Ltd................ 15,207,656   3,093,121
    Siliconware Precision Industries Co., Ltd...........  2,123,637   3,196,594

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

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
TAIWAN -- (Continued)
    Siliconware Precision Industries Co., Ltd.
      Sponsored ADR....................................     21,813 $    162,289
#   Simplo Technology Co., Ltd.........................    690,000    2,438,628
    SinoPac Financial Holdings Co., Ltd................ 17,364,662    5,610,307
#   St Shine Optical Co., Ltd..........................     11,000      266,313
#   Standard Foods Corp................................    420,633    1,046,101
    Synnex Technology International Corp...............  1,631,756    1,927,893
    Taichung Commercial Bank Co., Ltd..................    157,000       45,475
*   TaiMed Biologics, Inc..............................     38,000      259,142
#   Tainan Spinning Co., Ltd...........................    320,412      144,820
#   Taishin Financial Holding Co., Ltd................. 18,266,197    7,337,103
*   Taiwan Business Bank...............................  7,922,039    2,089,343
#   Taiwan Cement Corp.................................  6,626,720    7,044,236
#   Taiwan Cooperative Financial Holding Co., Ltd...... 12,285,590    5,758,271
#   Taiwan FamilyMart Co., Ltd.........................     89,000      589,901
    Taiwan Fertilizer Co., Ltd.........................  1,415,000    1,973,189
*   Taiwan Glass Industry Corp.........................  1,537,253      650,822
    Taiwan Mobile Co., Ltd.............................  2,075,300    7,155,048
#   Taiwan Secom Co., Ltd..............................    362,670    1,064,878
    Taiwan Semiconductor Manufacturing Co., Ltd........ 25,188,808  136,062,071
    Taiwan Semiconductor Manufacturing Co., Ltd.
      Sponsored ADR....................................  1,672,158   46,452,549
    Teco Electric and Machinery Co., Ltd...............  3,316,000    2,939,268
    Ton Yi Industrial Corp.............................    445,000      198,840
    Transcend Information, Inc.........................    320,181      961,755
    Tripod Technology Corp.............................    713,870    1,462,013
#   Tung Thih Electronic Co., Ltd......................     12,000      162,889
    Uni-President Enterprises Corp.....................  7,340,033   15,001,164
#   United Microelectronics Corp....................... 38,130,000   14,199,823
    Vanguard International Semiconductor Corp..........  1,671,000    3,030,431
#   Voltronic Power Technology Corp....................     25,000      398,388
#*  Walsin Lihwa Corp..................................  4,619,000    1,332,778
    Wan Hai Lines, Ltd.................................  1,304,800      675,116
    Win Semiconductors Corp............................    362,000      664,568
#*  Winbond Electronics Corp...........................  6,597,000    1,985,971
    Wintek Corp........................................    604,760        6,500
    Wistron Corp.......................................  4,373,281    3,479,024
    WPG Holdings, Ltd..................................  3,035,869    3,866,864
    Yageo Corp.........................................  1,226,278    2,090,798
*   Yang Ming Marine Transport Corp....................    201,300       46,147
    Yuanta Financial Holding Co., Ltd.................. 17,684,806    6,214,657
    Yulon Motor Co., Ltd...............................  1,682,000    1,495,770
#   Zhen Ding Technology Holding, Ltd..................    947,700    1,948,955
                                                                   ------------
TOTAL TAIWAN...........................................             721,657,583
                                                                   ------------
THAILAND -- (2.8%)
    Advanced Info Service PCL..........................  1,440,700    7,362,751
    Airports of Thailand PCL...........................    578,400    6,559,518
    Bangchak Petroleum PCL (The).......................    843,200      811,002
    Bangkok Airways Co., Ltd...........................    301,100      196,238
    Bangkok Bank PCL(6368360)..........................    318,600    1,559,612
    Bangkok Bank PCL(6077019)..........................    271,700    1,333,928
    Bangkok Dusit Medical Services PCL Class F.........  6,818,900    4,404,974
    Bangkok Life Assurance PCL.........................    694,900      822,987
    Banpu PCL..........................................  3,035,950    1,368,487

THE EMERGING MARKETS SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
THAILAND -- (Continued)
    BEC World PCL.......................................  1,267,300 $   898,717
    Berli Jucker PCL....................................  2,261,200   2,970,138
    BTS Group Holdings PCL..............................  1,986,300     536,067
    Bumrungrad Hospital PCL.............................    402,600   2,126,856
    Carabao Group PCL Class F...........................     84,800     150,950
    Central Pattana PCL.................................  1,779,300   2,937,403
    Central Plaza Hotel PCL.............................  1,046,100   1,238,921
    CH Karnchang PCL....................................    680,200     659,109
    Charoen Pokphand Foods PCL..........................  3,632,900   2,920,505
    CP ALL PCL..........................................  4,313,700   6,409,244
    Delta Electronics Thailand PCL......................    656,900   1,343,788
    Electricity Generating PCL..........................    319,300   1,824,310
    Energy Absolute PCL.................................  1,476,000   1,112,403
    Glow Energy PCL.....................................    826,500   2,034,808
    Home Product Center PCL............................. 10,007,413   2,901,949
    Indorama Ventures PCL...............................  3,391,500   3,237,651
    Intouch Holdings PCL................................    925,200   1,593,798
    IRPC PCL............................................ 13,474,400   1,918,835
    Kasikornbank PCL(6888794)...........................  1,146,600   6,567,519
    Kasikornbank PCL(6364766)...........................    210,900   1,195,887
    KCE Electronics PCL.................................    431,000   1,200,316
    Krung Thai Bank PCL.................................  6,711,587   3,352,903
    Land & Houses PCL(6581941)..........................  3,694,740   1,082,008
    Land & Houses PCL(6581930)..........................    790,000     238,157
    Minor International PCL.............................  1,975,570   2,311,355
    MK Restaurants Group PCL............................    421,700     647,745
    Muangthai Leasing PCL Class F.......................    142,300      77,217
    Pruksa Real Estate PCL..............................  2,958,300   2,335,724
    PTT Exploration & Production PCL(B1359J0)...........  2,414,655   5,719,467
    PTT Exploration & Production PCL(B1359L2)...........     65,409     154,931
    PTT Global Chemical PCL.............................  1,807,472   3,152,567
    PTT PCL.............................................  1,634,600  15,487,166
    Ratchaburi Electricity Generating Holding PCL.......    824,700   1,225,330
    Robinson Department Store PCL.......................    598,500   1,134,109
    Siam Cement PCL (The)(6609906)......................    166,400   2,446,075
    Siam Cement PCL (The)(6609928)......................    230,100   3,369,251
    Siam City Cement PCL................................    163,213   1,560,434
    Siam Commercial Bank PCL (The)......................  1,140,966   5,208,544
    Siam Global House PCL...............................  1,111,898     494,815
    Sino-Thai Engineering & Construction PCL............     67,700      50,537
    Srisawad Power 1979 PCL Class F.....................    251,637     278,152
    Supalai PCL.........................................    577,900     413,141
*   Thai Airways International PCL......................    887,000     643,030
    Thai Oil PCL........................................  1,358,800   2,370,000
    Thai Union Group PCL Class F........................  2,705,940   1,693,640
    Thanachart Capital PCL..............................  1,044,400   1,221,915
    Tipco Asphalt PCL...................................  1,065,300     810,521
    TMB Bank PCL........................................ 20,752,800   1,346,579
    Total Access Communication PCL(B1YWK08).............  1,459,300   1,361,678
    Total Access Communication PCL(B231MK7).............    251,600     236,575
    TPI Polene PCL...................................... 12,385,600     810,771
    True Corp. PCL...................................... 27,648,131   7,104,530

THE EMERGING MARKETS SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
THAILAND -- (Continued)
    TTW PCL........................................... 2,370,300 $      782,614
                                                                 --------------
TOTAL THAILAND........................................              139,320,152
                                                                 --------------
TURKEY -- (1.5%)
    Akbank TAS........................................ 2,209,103      5,708,916
    Anadolu Efes Biracilik Ve Malt Sanayii A.S........   282,261      1,913,614
    Arcelik A.S.......................................   540,990      3,701,524
#   Aselsan Elektronik Sanayi Ve Ticaret A.S..........   333,342      1,055,865
    BIM Birlesik Magazalar A.S........................   342,629      6,338,278
    Coca-Cola Icecek A.S..............................   113,782      1,412,646
    Enka Insaat ve Sanayi A.S.........................   547,496        807,779
    Eregli Demir ve Celik Fabrikalari TAS............. 3,425,354      5,213,562
    Ford Otomotiv Sanayi A.S..........................   118,255      1,290,204
    KOC Holding A.S...................................   753,593      3,233,539
    Petkim Petrokimya Holding A.S..................... 1,293,596      1,869,929
    TAV Havalimanlari Holding A.S.....................   282,373      1,035,876
    Tofas Turk Otomobil Fabrikasi A.S.................   212,178      1,679,989
    Tupras Turkiye Petrol Rafinerileri A.S............   261,144      5,588,725
#*  Turk Hava Yollari AO.............................. 2,046,901      3,551,521
#   Turk Telekomunikasyon A.S.........................   699,083      1,415,558
#   Turk Traktor ve Ziraat Makineleri A.S.............    25,657        717,032
#*  Turkcell Iletisim Hizmetleri A.S.................. 1,142,611      3,955,569
*   Turkcell Iletisim Hizmetleri A.S. ADR.............    73,838        637,222
    Turkiye Garanti Bankasi A.S....................... 3,265,633      8,032,860
    Turkiye Halk Bankasi A.S.......................... 1,181,282      3,118,145
#   Turkiye Is Bankasi Class C........................ 2,548,532      3,933,438
    Turkiye Sinai Kalkinma Bankasi A.S................    46,878         20,601
    Turkiye Sise ve Cam Fabrikalari A.S............... 2,730,783      3,076,374
#   Turkiye Vakiflar Bankasi Tao Class D.............. 1,445,842      2,145,032
    Ulker Biskuvi Sanayi A.S..........................   244,375      1,620,153
*   Yapi ve Kredi Bankasi A.S......................... 2,464,502      2,855,287
                                                                 --------------
TOTAL TURKEY..........................................               75,929,238
                                                                 --------------
UNITED KINGDOM -- (0.1%)
    Mediclinic International P.L.C....................   164,076      2,317,373
                                                                 --------------
TOTAL COMMON STOCKS...................................            4,698,553,631
                                                                 --------------
PREFERRED STOCKS -- (2.5%)

BRAZIL -- (2.4%)
    Banco Bradesco SA................................. 2,388,514     20,891,394
    Braskem SA Class A................................    73,800        421,987
*   Centrais Eletricas Brasileiras SA Class B.........   303,700      2,086,860
    Cia Brasileira de Distribuicao....................   310,022      4,691,828
*   Empresa Nacional de Comercio Redito e
      Participacoes SA................................       280          2,915
    Gerdau SA.........................................   836,068      1,998,374
    Itau Unibanco Holding SA.......................... 3,924,570     40,899,093
    Lojas Americanas SA...............................   899,139      5,310,422
*   Petroleo Brasileiro SA............................ 2,825,761     10,344,739
*   Petroleo Brasileiro SA Sponsored ADR.............. 1,440,006     10,497,644
    Suzano Papel e Celulose SA Class A................   798,971      2,444,421
    Telefonica Brasil SA..............................   465,063      7,061,143
    Vale SA........................................... 2,522,202     11,675,997

THE EMERGING MARKETS SERIES
CONTINUED

                                                       SHARES      VALUE++
                                                     ---------- --------------
BRAZIL -- (Continued)
     Vale SA Sponsored ADR..........................    364,278 $    1,679,322
                                                                --------------
TOTAL BRAZIL........................................               120,006,139
                                                                --------------
CHILE -- (0.0%)
     Embotelladora Andina SA Class B................    113,824        450,323
                                                                --------------
COLOMBIA -- (0.1%)
     Banco Davivienda SA............................    209,529      1,842,763
     Bancolombia SA.................................     30,330        259,830
     Grupo Argos SA.................................     15,531         89,544
     Grupo Aval Acciones y Valores SA...............  4,185,719      1,595,209
     Grupo de Inversiones Suramericana SA...........    105,209      1,285,812
                                                                --------------
TOTAL COLOMBIA......................................                 5,073,158
                                                                --------------
TOTAL PREFERRED STOCKS..............................               125,529,620
                                                                --------------
RIGHTS/WARRANTS -- (0.0%)

CHINA -- (0.0%)
#*   China Resources Beer Holdings Co., Ltd. Rights
       08/09/16.....................................    370,901        151,546
                                                                --------------
THAILAND -- (0.0%)
*    Banpu PCL Warrants 06/05/17....................    870,350        248,636
*    Berli Jucker Co. Rights 08/04/16...............    565,300        174,475
                                                                --------------
TOTAL THAILAND......................................                   423,111
                                                                --------------
TOTAL RIGHTS/WARRANTS...............................                   574,657
                                                                --------------
TOTAL INVESTMENT SECURITIES.........................             4,824,657,908
                                                                --------------

                                                                   VALUE+
                                                                --------------
SECURITIES LENDING COLLATERAL -- (3.0%)
(S)@ DFA Short Term Investment Fund................. 12,710,661    147,062,346
                                                                --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,047,288,533)^^...........................            $4,971,720,254
                                                                ==============

THE EMERGING MARKETS SERIES
CONTINUED

Summary of the Series' investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -------------- -------------- ------- --------------
Common Stocks
   Brazil..................... $  274,531,760             --   --    $  274,531,760
   Chile......................     71,919,873             --   --        71,919,873
   China......................    113,137,342 $  596,548,608   --       709,685,950
   Colombia...................     22,530,641             --   --        22,530,641
   Czech Republic.............             --      8,842,633   --         8,842,633
   Egypt......................         32,981      6,449,294   --         6,482,275
   Greece.....................             --     11,994,615   --        11,994,615
   Hungary....................             --     16,364,587   --        16,364,587
   India......................     32,102,257    576,958,649   --       609,060,906
   Indonesia..................      6,498,196    153,492,878   --       159,991,074
   Malaysia...................             --    185,125,527   --       185,125,527
   Mexico.....................    250,730,383             --   --       250,730,383
   Peru.......................     15,319,283             --   --        15,319,283
   Philippines................      2,255,438     92,549,460   --        94,804,898
   Poland.....................             --     72,535,208   --        72,535,208
   Russia.....................        766,238     84,582,755   --        85,348,993
   South Africa...............     87,575,957    351,043,121   --       438,619,078
   South Korea................     25,744,726    699,696,875   --       725,441,601
   Taiwan.....................     56,882,400    664,775,183   --       721,657,583
   Thailand...................    139,320,152             --   --       139,320,152
   Turkey.....................        637,222     75,292,016   --        75,929,238
   United Kingdom.............             --      2,317,373   --         2,317,373
Preferred Stocks
   Brazil.....................    120,006,139             --   --       120,006,139
   Chile......................        450,323             --   --           450,323
   Colombia...................      5,073,158             --   --         5,073,158
Rights/Warrants
   China......................             --        151,546   --           151,546
   Thailand...................             --        423,111   --           423,111
Securities Lending Collateral.             --    147,062,346   --       147,062,346
Futures Contracts**...........      2,709,606             --   --         2,709,606
                               -------------- --------------   --    --------------
TOTAL......................... $1,228,224,075 $3,746,205,785   --    $4,974,429,860
                               ============== ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                     THE EMERGING MARKETS SMALL CAP SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                         --------- -----------
COMMON STOCKS -- (87.8%)
BELGIUM -- (0.0%)
*   Viohalco SA.........................................    47,201 $    70,326
                                                                   -----------
BRAZIL -- (8.3%)
    AES Tiete Energia SA................................ 1,826,439   9,688,734
    Aliansce Shopping Centers SA........................   829,842   3,708,487
    Alupar Investimento SA(B8DWT90).....................   860,845   4,457,682
*   Alupar Investimento SA(BD0M2B1).....................   116,525     601,960
    Arezzo Industria e Comercio SA......................   462,835   3,996,848
*   B2W Cia Digital..................................... 1,191,925   4,778,877
*   BR Malls Participacoes SA........................... 6,998,232  30,346,392
*   Brasil Brokers Participacoes SA..................... 1,971,711   1,398,635
    BrasilAgro - Co. Brasileira de Propriedades
      Agricolas.........................................    83,500     327,830
    CETIP SA - Mercados Organizados.....................   945,300  12,615,079
    Cia de Saneamento de Minas Gerais-COPASA(B0YBZJ2)...   834,321   8,491,424
*   Cia de Saneamento de Minas Gerais-COPASA(BZ01Z24)...    50,071     509,605
    Cia Energetica de Minas Gerais......................    53,074     151,411
    Cia Hering.......................................... 1,570,736   8,962,070
    Cia Paranaense de Energia...........................   139,600     917,061
#   Cia Paranaense de Energia Sponsored ADR.............   127,664   1,263,874
*   Cia Siderurgica Nacional SA......................... 6,220,708  21,238,354
    CVC Brasil Operadora e Agencia de Viagens SA........   238,186   1,586,731
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes..................................... 2,879,534   9,955,458
    Cyrela Commercial Properties SA Empreendimentos e
      Participacoes.....................................    41,900     131,810
    Dimed SA Distribuidora da Medicamentos..............     1,100     147,572
    Direcional Engenharia SA............................ 1,155,409   2,280,600
    Duratex SA.......................................... 3,935,733  12,029,088
*   EcoRodovias Infraestrutura e Logistica SA........... 2,803,107   7,097,677
    EDP - Energias do Brasil SA......................... 3,450,314  15,302,096
    Equatorial Energia SA............................... 2,273,758  38,940,841
    Estacio Participacoes SA............................ 3,477,890  18,931,890
    Eternit SA.......................................... 1,412,878     732,061
    Even Construtora e Incorporadora SA................. 3,172,688   4,520,669
    Ez Tec Empreendimentos e Participacoes SA...........   728,146   3,997,349
    Fleury SA...........................................   899,506   8,661,047
    Fras-Le SA..........................................    37,875      49,762
    GAEC Educacao SA....................................   255,600   1,199,800
    Gafisa SA........................................... 2,712,700   1,848,960
#   Gafisa SA ADR....................................... 1,055,947   1,436,088
    Gerdau SA...........................................   110,400     188,290
    Gerdau SA Sponsored ADR.............................   102,831     242,681
#   Gol Linhas Aereas Inteligentes SA ADR...............     7,677     121,298
    Grendene SA......................................... 1,007,117   5,339,360
    Guararapes Confeccoes SA............................    86,600   1,838,354
    Helbor Empreendimentos SA........................... 1,533,793   1,106,919
    Iguatemi Empresa de Shopping Centers SA.............   887,237   8,356,840
*   Industria de Bebidas Antarctica Polar SA............    23,000          --
*   International Meal Co. Alimentacao SA...............   598,794   1,052,654
    Iochpe Maxion SA.................................... 1,009,884   5,388,291
*   JHSF Participacoes SA...............................   680,347     386,084
*   Joao Fortes Engenharia SA...........................    66,552      49,261
    JSL SA..............................................   685,800   2,083,373
    Kepler Weber SA.....................................   135,346     930,859

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
BRAZIL -- (Continued)
    Light SA............................................   706,107 $  3,168,596
    Linx SA.............................................   752,436    4,281,533
    Localiza Rent a Car SA.............................. 1,649,975   20,507,646
*   Log-in Logistica Intermodal SA......................    34,830       61,015
*   LPS Brasil Consultoria de Imoveis SA................   539,479      781,998
    M Dias Branco SA....................................   262,000    9,494,510
*   Magazine Luiza SA...................................     2,100       29,793
*   Magnesita Refratarios SA............................   417,091    2,103,206
    Mahle-Metal Leve SA.................................   587,976    4,841,771
*   Marfrig Global Foods SA............................. 4,269,929    7,480,014
*   Marisa Lojas SA.....................................   557,320    1,426,646
*   Mills Estruturas e Servicos de Engenharia SA........   966,926    1,699,814
*   Minerva SA.......................................... 1,356,769    4,017,081
    MRV Engenharia e Participacoes SA................... 3,532,380   14,761,827
    Multiplan Empreendimentos Imobiliarios SA...........   592,100   11,535,578
    Multiplus SA........................................   513,484    6,773,289
    Natura Cosmeticos SA................................    56,618      581,477
    Odontoprev SA....................................... 2,908,696   11,662,055
    Paranapanema SA..................................... 1,636,856    1,100,526
    Porto Seguro SA.....................................   168,543    1,460,664
    Portobello SA.......................................   220,300      176,653
*   Profarma Distribuidora de Produtos Farmaceuticos SA.     5,600       18,152
*   Prumo Logistica SA..................................   123,070      275,184
    QGEP Participacoes SA............................... 1,081,894    2,038,728
    Qualicorp SA........................................ 2,415,505   16,016,950
*   Restoque Comercio e Confeccoes de Roupas SA.........   862,054    1,079,429
    Rodobens Negocios Imobiliarios SA...................   136,138      304,824
*   Rumo Logistica Operadora Multimodal SA.............. 6,787,474   12,811,294
    Santos Brasil Participacoes SA......................   529,388    2,293,949
    Sao Carlos Empreendimentos e Participacoes SA.......    55,059      453,391
    Sao Martinho SA.....................................   661,862   10,839,154
    Ser Educacional SA..................................   204,700      986,757
    SLC Agricola SA.....................................   615,913    2,849,338
    Smiles SA...........................................   505,800    8,105,529
    Sonae Sierra Brasil SA..............................   274,146    1,707,917
    Sul America SA...................................... 2,810,065   14,941,251
    T4F Entretenimento SA...............................    23,200       50,015
    Technos SA..........................................   221,800      345,451
    Tecnisa SA..........................................   914,626      775,728
*   Tereos Internacional SA.............................     5,892      115,929
    Totvs SA............................................ 1,287,326   13,062,248
    TPI - Triunfo Participacoes e Investimentos SA......   264,501      371,169
    Transmissora Alianca de Energia Eletrica SA......... 1,918,518   15,324,949
*   Usinas Siderurgicas de Minas Gerais SA..............    42,600      110,363
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao S.A.....................   735,887    6,663,472
    Via Varejo SA(B7VY430)..............................   205,862      184,123
    Via Varejo SA(BGSHPP4)..............................   601,814    1,243,571
                                                                   ------------
TOTAL BRAZIL............................................            490,302,643
                                                                   ------------
CHILE -- (1.6%)
    Banmedica SA........................................ 1,745,593    3,426,391
    Besalco SA.......................................... 2,277,748      922,024

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES      VALUE++
                                                         ----------- -----------
CHILE -- (Continued)
    CAP SA..............................................     841,205 $ 3,668,587
    Cementos BIO BIO SA.................................     352,724     333,516
*   Cia Sud Americana de Vapores SA.....................  75,796,054   1,381,268
    Clinica LAS Condes SA...............................         349      21,373
    Cristalerias de Chile SA............................     130,323   1,119,784
    Embotelladora Andina SA Class B ADR.................      40,562     948,340
*   Empresa Nacional de Telecomunicaciones SA...........     677,323   6,673,284
*   Empresas AquaChile SA...............................   1,281,212     536,244
    Empresas Hites SA...................................   1,108,722     589,207
*   Empresas La Polar SA................................   7,076,826     315,114
    Engie Energia Chile SA..............................   5,614,267  10,437,828
    Enjoy SA............................................   1,016,659      96,595
    Forus SA............................................     831,953   2,985,830
    Gas Natural Chile SA................................     234,817   1,254,342
    Gasco SA............................................     234,817     602,601
    Grupo Security SA...................................   2,424,094     811,413
    Inversiones Aguas Metropolitanas SA.................   4,130,206   7,078,100
    Inversiones La Construccion SA......................     266,530   3,053,502
    Itau CorpBanca...................................... 124,912,341   1,087,605
    Masisa SA...........................................  14,224,085     640,969
*   Multiexport Foods SA................................   3,598,133     839,748
    Parque Arauco SA....................................   7,641,107  16,924,471
    PAZ Corp. SA........................................   1,298,993     761,954
    Ripley Corp. SA.....................................   9,264,270   5,845,979
    Salfacorp SA........................................   2,439,074   1,862,884
    Sigdo Koppers SA....................................     743,543     997,221
    Sociedad Matriz SAAM SA.............................  35,610,494   2,828,604
    Socovesa SA.........................................   2,895,998     701,339
    Sonda SA............................................   2,169,090   3,976,030
*   Tech Pack SA........................................     153,812      84,348
    Vina Concha y Toro SA...............................   5,623,245   9,580,948
    Vina Concha y Toro SA Sponsored ADR.................       2,025      69,619
                                                                     -----------
TOTAL CHILE.............................................              92,457,062
                                                                     -----------
CHINA -- (12.3%)
    361 Degrees International, Ltd......................   5,670,000   1,684,720
    Agile Group Holdings, Ltd...........................  10,291,500   5,906,989
#   Ajisen China Holdings, Ltd..........................   3,844,000   1,667,051
    AMVIG Holdings, Ltd.................................   2,428,000     856,046
    Anhui Expressway Co., Ltd. Class H..................   2,770,000   2,149,307
#*  Anton Oilfield Services Group.......................   7,638,000     725,386
*   Anxin-China Holdings, Ltd...........................  16,347,000     152,126
#   Asia Cement China Holdings Corp.....................   2,769,000     563,446
#*  Asian Citrus Holdings, Ltd..........................   2,314,000     206,175
    Aupu Group Holding Co., Ltd.........................     304,000     100,416
    Ausnutria Dairy Corp., Ltd..........................     365,000     128,898
*   AVIC International Holding HK, Ltd..................   4,606,000     309,934
#   AVIC International Holdings, Ltd. Class H...........   1,778,000   1,047,978
    Bank of Chongqing Co., Ltd. Class H.................   1,725,500   1,288,980
#*  Baoxin Auto Group, Ltd..............................   1,292,992     926,613
    Baoye Group Co., Ltd. Class H.......................   1,758,000   1,277,102
    Beijing Capital International Airport Co., Ltd.
      Class H...........................................   1,680,000   1,941,714
    Beijing Capital Land, Ltd. Class H..................   8,562,500   3,262,182

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                         ---------- ----------
CHINA -- (Continued)
*   Beijing Enterprises Environment Group, Ltd..........     55,000 $   11,054
    Beijing Jingneng Clean Energy Co., Ltd. Class H.....  9,590,000  2,900,586
    Beijing North Star Co., Ltd. Class H................  7,328,000  2,249,634
#*  Beijing Properties Holdings, Ltd....................  5,768,000    364,764
    Beijing Urban Construction Design & Development
      Group Co., Ltd. Class H...........................  1,274,000    691,082
    Best Pacific International Holdings, Ltd............    722,000    488,800
    Besunyen Holdings Co., Ltd..........................  1,155,000     91,023
    Billion Industrial Holdings, Ltd....................     26,000     16,101
#*  Biostime International Holdings, Ltd................  1,279,500  4,153,499
    Bloomage Biotechnology Corp., Ltd...................    927,500  1,552,363
#   Boer Power Holdings, Ltd............................  1,853,000    737,513
#   Bolina Holding Co., Ltd.............................  3,110,000    777,739
#   Bosideng International Holdings, Ltd................ 19,098,000  1,601,518
#*  Boyaa Interactive International, Ltd................  1,505,000    546,778
    Bracell, Ltd........................................    328,000     70,651
    Brilliant Circle Holdings International, Ltd........    250,000     42,560
#   Broad Greenstate International Co., Ltd.............  3,652,000    564,803
#*  BYD Electronic International Co., Ltd...............  4,498,315  3,430,292
    C C Land Holdings, Ltd..............................  9,221,343  2,377,810
#*  C.banner International Holdings, Ltd................  2,299,000    823,654
    Cabbeen Fashion, Ltd................................    984,000    310,848
*   Canvest Environmental Protection Group Co., Ltd.....    495,000    225,413
*   Capital Environment Holdings, Ltd...................  2,122,000     82,329
#*  CAR, Inc............................................  1,085,000  1,112,023
    Carrianna Group Holdings Co., Ltd...................  1,855,257    176,969
    CECEP COSTIN New Materials Group, Ltd...............  4,494,000    360,398
    Central China Real Estate, Ltd......................  4,781,626    937,222
#   Central China Securities Co., Ltd. Class H..........  3,559,000  1,498,569
    Century Sunshine Group Holdings, Ltd................ 11,360,000    462,212
*   CGN Meiya Power Holdings Co., Ltd...................  3,482,000    513,741
    Changshouhua Food Co., Ltd..........................  1,773,000    777,585
*   Chanjet Information Technology Co., Ltd. Class H....      8,400      9,201
#   Chaowei Power Holdings, Ltd.........................  3,748,000  2,426,848
*   Chia Tai Enterprises International, Ltd.............     14,961      4,155
*   Chigo Holding, Ltd.................................. 21,682,000    235,044
#   China Aerospace International Holdings, Ltd......... 14,262,500  1,825,046
#*  China Agri-Industries Holdings, Ltd................. 14,885,800  5,194,003
#   China Aircraft Leasing Group Holdings, Ltd..........    581,000    618,739
#   China All Access Holdings, Ltd......................  4,998,000  1,578,539
*   China Animal Healthcare, Ltd........................  3,671,000    461,335
*   China Animation Characters Co., Ltd.................    621,000    319,896
    China Aoyuan Property Group, Ltd....................  8,164,000  1,717,593
*   China Automation Group, Ltd.........................  2,618,000    400,072
    China BlueChemical, Ltd. Class H.................... 11,684,000  2,341,542
*   China Child Care Corp., Ltd.........................  1,267,000     75,267
*   China City Infrastructure Group, Ltd................  1,220,000     80,460
    China City Railway Transportation Technology
#*    Holdings Co., Ltd.................................  1,308,000    240,238
    China Communications Services Corp., Ltd. Class H... 13,876,000  7,546,738
*   China Datang Corp. Renewable Power Co., Ltd. Class H 14,673,000  1,515,296
#   China Dongxiang Group Co., Ltd...................... 19,924,985  3,933,189
*   China Dredging Environment Protection Holdings, Ltd.  2,546,000    246,953
#*  China Dynamics Holdings, Ltd........................  7,950,000    293,077
#   China Electronics Corp. Holdings Co., Ltd...........  3,438,000    826,476

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

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CONTINUED

                                                           SHARES    VALUE++
                                                         ---------- ----------
CHINA -- (Continued)
    China Energine International Holdings, Ltd..........  3,236,000 $  251,508
    China Everbright, Ltd...............................  2,494,000  4,777,275
#*  China Fiber Optic Network System Group, Ltd.........  9,639,999    797,845
    China Financial Services Holdings, Ltd..............  5,268,000    408,542
#   China Foods, Ltd....................................  5,710,000  2,178,108
*   China Glass Holdings, Ltd...........................  4,522,000    601,747
    China Grand Pharmaceutical and Healthcare Holdings,
*     Ltd. Class A......................................    340,000     63,085
*   China Greenland Rundong Auto Group, Ltd.............  1,013,000    457,240
#*  China Hanking Holdings, Ltd.........................  1,522,000    139,557
    China Harmony New Energy Auto Holding, Ltd..........  5,680,000  3,197,180
*   China High Precision Automation Group, Ltd..........  1,289,000     38,005
    China High Speed Transmission Equipment Group Co.,
      Ltd...............................................  6,761,000  5,290,674
*   China Huiyuan Juice Group, Ltd......................  4,860,500  1,680,725
*   China ITS Holdings Co., Ltd.........................  3,835,412    341,639
    China Jinmao Holdings Group, Ltd.................... 24,472,300  6,835,132
#   China Lesso Group Holdings, Ltd.....................  7,312,000  4,148,555
    China Lilang, Ltd...................................  3,176,000  2,045,943
*   China Longevity Group Co., Ltd......................  1,076,350     35,655
*   China LotSynergy Holdings, Ltd...................... 27,340,000    919,821
#*  China Lumena New Materials Corp..................... 14,530,000         --
    China Machinery Engineering Corp. Class H...........  4,200,000  2,633,063
#   China Maple Leaf Educational Systems, Ltd...........  1,628,000  1,397,079
    China Medical System Holdings, Ltd..................  5,652,500  8,326,797
#   China Merchants Land, Ltd...........................  7,732,000  1,228,600
#*  China Metal Recycling Holdings, Ltd.................  2,401,686         --
#   China Modern Dairy Holdings, Ltd.................... 13,125,000  1,728,679
#   China National Building Material Co., Ltd. Class H.. 18,620,000  8,587,798
    China National Materials Co., Ltd. Class H..........  8,021,000  1,972,471
#*  China New Town Development Co., Ltd.................  7,978,148    277,936
#   China NT Pharma Group Co., Ltd......................  4,142,500  1,090,865
#*  China Ocean Resources Co., Ltd......................    642,530    766,709
#*  China Oil & Gas Group, Ltd.......................... 30,098,000  2,216,511
*   China Outfitters Holdings, Ltd......................     24,000      1,085
*   China Overseas Grand Oceans Group, Ltd..............  6,133,500  1,762,622
#   China Pioneer Pharma Holdings, Ltd..................  2,063,000    490,428
    China Power International Development, Ltd.......... 12,689,000  5,181,099
#   China Power New Energy Development Co., Ltd.........  3,097,499  1,853,243
#*  China Precious Metal Resources Holdings Co., Ltd.... 25,260,318    795,402
*   China Properties Group, Ltd.........................  2,640,000    575,412
#*  China Rare Earth Holdings, Ltd...................... 11,056,799    785,625
*   China Resources and Transportation Group, Ltd.......    600,000      8,527
#   China Resources Cement Holdings, Ltd................ 12,270,000  4,465,499
*   China Ruifeng Renewable Energy Holdings, Ltd........  2,072,000    179,071
#*  China Sanjiang Fine Chemicals Co., Ltd..............  3,493,000    773,167
    China SCE Property Holdings, Ltd....................  8,549,200  1,798,730
#*  China Shanshui Cement Group, Ltd.................... 11,268,000  3,946,356
#*  China Shengmu Organic Milk, Ltd.....................  4,210,000    831,202
    China Shineway Pharmaceutical Group, Ltd............  2,358,200  2,493,651
#   China Silver Group, Ltd.............................  4,478,000  1,065,262
#   China Singyes Solar Technologies Holdings, Ltd......  4,032,040  1,628,079
#   China South City Holdings, Ltd...................... 17,632,000  3,624,435
*   China Starch Holdings, Ltd..........................  5,040,000    101,453
#   China Suntien Green Energy Corp., Ltd. Class H...... 10,975,000  1,261,027

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

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CONTINUED

                                                           SHARES    VALUE++
                                                         ---------- ----------
CHINA -- (Continued)
*   China Taifeng Beddings Holdings, Ltd................  1,336,000 $   34,871
#*  China Tian Lun Gas Holdings, Ltd....................  1,077,000    822,529
    China Traditional Chinese Medicine Holdings Co.,
#*    Ltd............................................... 10,110,000  4,136,386
    China Travel International Investment Hong Kong,
#     Ltd............................................... 15,263,900  4,339,934
*   China Vanadium Titano - Magnetite Mining Co., Ltd...  4,053,000    136,125
    China Vast Industrial Urban Development Co., Ltd....    225,000     88,725
#   China Water Affairs Group, Ltd......................  6,826,000  4,202,099
#*  China Water Industry Group, Ltd.....................  3,352,000    549,564
    China Yongda Automobiles Services Holdings, Ltd.....    262,500    128,723
#*  China Yurun Food Group, Ltd.........................  9,317,000  1,360,605
*   China Zenith Chemical Group, Ltd....................  4,990,000     57,416
    China ZhengTong Auto Services Holdings, Ltd.........  6,284,000  2,565,710
#   China Zhongwang Holdings, Ltd.......................  8,531,200  3,816,020
#*  Chinasoft International, Ltd........................ 11,870,000  4,791,960
*   Chinese People Holdings Co., Ltd....................  1,855,709     27,444
    Chongqing Machinery & Electric Co., Ltd. Class H....  7,968,000    874,185
    Chu Kong Petroleum & Natural Gas Steel Pipe
*     Holdings, Ltd.....................................  2,662,000    402,320
    Chu Kong Shipping Enterprise Group Co., Ltd.........    144,000     38,694
    CIFI Holdings Group Co., Ltd........................ 11,586,000  3,023,167
#   CIMC Enric Holdings, Ltd............................  3,876,000  1,543,707
*   CITIC Dameng Holdings, Ltd..........................  3,492,000    208,117
#*  CITIC Resources Holdings, Ltd....................... 17,098,600  1,837,031
#*  Citychamp Watch & Jewellery Group, Ltd.............. 11,880,000  2,484,838
    Clear Media, Ltd....................................    298,000    273,175
*   Coastal Greenland, Ltd..............................  5,286,000    127,827
#*  Cogobuy Group.......................................  2,416,000  3,617,747
    Colour Life Services Group Co., Ltd.................    644,000    476,019
    Comba Telecom Systems Holdings, Ltd.................  7,924,853  1,281,282
*   Comtec Solar Systems Group, Ltd.....................  4,958,000    326,384
#   Concord New Energy Group, Ltd....................... 28,534,964  1,751,485
    Consun Pharmaceutical Group, Ltd....................  1,407,000    699,195
*   Coolpad Group, Ltd.................................. 20,612,800  3,625,293
    Cosco International Holdings, Ltd...................  2,871,000  1,407,744
#   COSCO Pacific, Ltd..................................  4,276,604  4,416,786
*   Coslight Technology International Group Co., Ltd....    320,000    142,328
#   Cosmo Lady China Holdings Co., Ltd..................  2,367,000    913,095
#   CP Pokphand Co., Ltd................................ 35,128,594  4,083,278
#   CPMC Holdings, Ltd..................................  2,624,000  1,152,036
    CT Environmental Group, Ltd......................... 14,380,000  4,381,470
*   Da Ming International Holdings, Ltd.................    862,000    261,113
*   DaChan Food Asia, Ltd...............................  1,523,955    161,169
#   Dah Chong Hong Holdings, Ltd........................  5,650,000  2,787,126
    Dalian Port PDA Co., Ltd. Class H...................  2,640,400    556,213
#*  Daphne International Holdings, Ltd..................  7,022,000    906,968
    Dawnrays Pharmaceutical Holdings, Ltd...............  2,966,943  1,944,177
#*  DBA Telecommunication Asia Holdings, Ltd............  2,108,000     17,824
#   Digital China Holdings, Ltd.........................  6,482,800  5,051,670
#   Dongfang Electric Corp., Ltd. Class H...............    320,400    254,046
#   Dongjiang Environmental Co., Ltd. Class H...........    364,575    606,105
#   Dongyue Group, Ltd..................................  7,432,000  1,312,363
    Dynagreen Environmental Protection Group Co., Ltd.
      Class H...........................................  1,643,000    780,061
#*  Dynasty Fine Wines Group, Ltd.......................  1,614,000     56,169
    Embry Holdings, Ltd.................................    473,000    222,044

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

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CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
*   Enerchina Holdings, Ltd............................. 13,845,000 $   582,063
    EVA Precision Industrial Holdings, Ltd..............  6,862,435     585,341
#*  EverChina International Holdings Co., Ltd........... 11,915,000     415,050
*   Evergreen International Holdings, Ltd...............  1,208,000     113,868
*   Extrawell Pharmaceutical Holdings, Ltd..............  1,337,921      45,824
#   Fantasia Holdings Group Co., Ltd.................... 12,052,500   1,666,369
    Far East Horizon, Ltd...............................  6,088,000   4,801,132
    Feiyu Technology International Co., Ltd.............  1,314,000     225,954
#   First Tractor Co., Ltd. Class H.....................    497,176     256,516
*   Forgame Holdings, Ltd...............................     84,500     114,535
    Freetech Road Recycling Technology Holdings, Ltd....  2,164,000     257,512
#   Fu Shou Yuan International Group, Ltd...............  3,814,000   2,563,158
#   Fufeng Group, Ltd...................................  6,444,600   2,231,652
#   Fuguiniao Co., Ltd. Class H.........................  2,406,200   1,204,194
    Future Land Development Holdings, Ltd...............  8,562,000   1,315,847
#   GCL-Poly Energy Holdings, Ltd....................... 80,160,000  11,025,379
    Gemdale Properties & Investment Corp., Ltd..........  3,014,000     177,239
*   Glorious Property Holdings, Ltd..................... 17,322,501   1,589,290
    Goldbond Group Holdings, Ltd........................    210,000       7,447
#   Golden Eagle Retail Group, Ltd......................  3,432,000   3,854,459
#   Golden Meditech Holdings, Ltd.......................  6,668,789     852,746
    Goldlion Holdings, Ltd..............................  1,674,962     654,327
#   Goldpac Group, Ltd..................................  1,830,000     508,472
#   GOME Electrical Appliances Holding, Ltd............. 84,442,000  10,263,985
    Good Friend International Holdings, Inc.............    398,667      93,347
#   Goodbaby International Holdings, Ltd................  5,303,000   2,428,951
    Greatview Aseptic Packaging Co., Ltd................  6,046,000   3,140,730
#*  Greenland Hong Kong Holdings, Ltd...................  5,487,000   1,653,385
#*  Greentown China Holdings, Ltd.......................  4,469,148   3,250,458
*   Guangdong Land Holdings, Ltd........................  4,452,800   1,219,537
    Guangdong Yueyun Transportation Co., Ltd. Class H...    934,000     526,070
    Guodian Technology & Environment Group Corp., Ltd.
*     Class H...........................................  5,284,000     304,125
*   Haichang Ocean Park Holdings, Ltd...................  3,304,000     670,562
    Haitian International Holdings, Ltd.................  3,356,000   5,634,121
*   Hanergy Thin Film Power Group, Ltd.................. 17,084,000     462,077
    Harbin Bank Co., Ltd. Class H.......................    197,000      53,363
#   Harbin Electric Co., Ltd. Class H...................  4,455,413   2,057,978
#*  HC International, Inc...............................    424,000     247,590
    Henderson Investment, Ltd...........................    596,000      48,439
#*  Hengdeli Holdings, Ltd.............................. 16,165,399   1,671,014
*   Hi Sun Technology China, Ltd........................  5,781,000     960,126
*   Hidili Industry International Development, Ltd......  1,329,339      33,412
#   Hilong Holding, Ltd.................................  4,496,000     612,598
    Hisense Kelon Electrical Holdings Co., Ltd. Class H.    197,000     117,076
*   HKC Holdings, Ltd................................... 19,289,447     367,159
*   HNA Holding Group Co., Ltd..........................    710,000      35,290
    HNA Infrastructure Co., Ltd.........................    603,000     648,269
#*  Honghua Group, Ltd.................................. 10,158,000     493,929
    Honworld Group, Ltd.................................    325,500     206,150
    Hopefluent Group Holdings, Ltd......................  1,115,670     317,030
#   Hopewell Highway Infrastructure, Ltd................  4,163,000   2,132,750
#   Hopson Development Holdings, Ltd....................  4,210,000   3,852,985
#   HOSA International, Ltd.............................  3,812,000   1,278,715

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

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CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
#   Hua Han Health Industry Holdings, Ltd............... 25,279,698 $ 2,321,119
#*  Huabao International Holdings, Ltd.................. 13,262,014   4,764,816
    Huadian Fuxin Energy Corp., Ltd. Class H............ 16,248,000   3,801,281
    Huaneng Renewables Corp., Ltd. Class H.............. 22,826,000   7,327,748
#   Huayi Tencent Entertainment Co., Ltd................  2,900,000     213,384
*   Huiyin Smart Community Co., Ltd.....................  2,206,000     288,031
    Hydoo International Holding, Ltd....................  1,634,000     196,069
    Inspur International, Ltd...........................  2,160,000     424,477
#   Intime Retail Group Co., Ltd........................  7,681,000   6,062,673
*   InvesTech Holdings, Ltd.............................  1,748,000     298,120
#   Jiangnan Group, Ltd.................................  8,664,000   1,521,544
*   Jinchuan Group International Resources Co., Ltd.....    567,000      21,239
#   Joy City Property, Ltd..............................  1,224,000     199,313
    Ju Teng International Holdings, Ltd.................  5,266,000   1,676,289
*   Kai Yuan Holdings, Ltd.............................. 13,400,000      74,316
#*  Kaisa Group Holdings, Ltd...........................  9,828,000     370,526
#   Kangda International Environmental Co., Ltd.........  1,966,000     397,414
*   Kasen International Holdings, Ltd...................  1,459,000     265,189
    Kingboard Chemical Holdings, Ltd....................  4,301,921   9,294,953
    Kingboard Laminates Holdings, Ltd...................  5,527,500   3,525,314
#*  Kingdee International Software Group Co., Ltd....... 13,089,200   4,150,863
#   Koradior Holdings, Ltd..............................    841,000   1,236,197
    KWG Property Holding, Ltd...........................  9,037,950   5,607,378
#*  Labixiaoxin Snacks Group, Ltd.......................  1,729,000     124,971
    Lai Fung Holdings, Ltd.............................. 28,358,229     523,427
    Le Saunda Holdings, Ltd.............................  2,049,799     407,544
    Lee & Man Chemical Co., Ltd.........................    998,785     302,891
    Lee & Man Paper Manufacturing, Ltd..................  8,476,000   6,554,394
#   Lee's Pharmaceutical Holdings, Ltd..................    946,000     744,255
    Leoch International Technology, Ltd.................    953,000      98,627
*   Li Ning Co., Ltd....................................  2,002,000   1,048,320
*   Lianhua Supermarket Holdings Co., Ltd. Class H......  2,474,600     990,002
#*  Lifetech Scientific Corp............................  9,962,000   1,854,827
*   Lingbao Gold Co., Ltd. Class H......................    122,000      31,187
    Livzon Pharmaceutical Group, Inc. Class H...........    399,880   1,984,369
#   Logan Property Holdings Co., Ltd....................  5,338,000   2,038,387
    Lonking Holdings, Ltd............................... 13,178,000   1,958,539
#*  Loudong General Nice Resources China Holdings, Ltd..  9,144,140     559,582
#*  Luye Pharma Group, Ltd..............................  7,003,000   4,549,141
#*  Maanshan Iron & Steel Co., Ltd. Class H.............  7,858,000   1,758,478
    Maoye International Holdings, Ltd...................  7,468,000     704,208
*   Merry Garden Holdings, Ltd..........................  4,650,000      88,759
*   Microport Scientific Corp...........................  1,484,000     807,036
*   MIE Holdings Corp...................................  7,968,000     732,969
    MIN XIN Holdings, Ltd...............................    752,000     778,427
#*  Mingfa Group International Co., Ltd.................  7,108,000   1,731,558
*   Mingyuan Medicare Development Co., Ltd..............  6,950,000      38,609
    Minmetals Land, Ltd.................................  7,260,000     891,201
    Minth Group, Ltd....................................  3,475,000  11,251,493
#*  MMG, Ltd............................................  9,946,000   2,391,415
    MOBI Development Co., Ltd...........................  1,014,000     123,269
    Nature Home Holding Co., Ltd........................    520,000      87,235
#   NetDragon Websoft Holdings, Ltd.....................    233,544     760,927

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

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CONTINUED

                                                           SHARES      VALUE++
                                                         ----------- -----------
CHINA -- (Continued)
    New World Department Store China, Ltd...............   2,838,462 $   362,948
    Nexteer Automotive Group, Ltd.......................   3,343,000   3,315,721
    Nine Dragons Paper Holdings, Ltd....................   8,304,000   6,620,219
#*  North Mining Shares Co., Ltd........................  47,540,000   1,074,215
#   NVC Lighting Holdings, Ltd..........................   7,010,000     759,671
*   O-Net Technologies Group, Ltd.......................   1,268,000     483,192
*   Optics Valley Union Holding Co, Ltd.................   1,844,000     188,248
*   Ourgame International Holdings, Ltd.................     214,000      79,098
    Overseas Chinese Town Asia Holdings, Ltd............   1,484,183     498,794
#   Pacific Online, Ltd.................................   3,033,365     788,191
    Parkson Retail Group, Ltd...........................   7,237,000     626,804
#   PAX Global Technology, Ltd..........................   5,312,000   4,403,988
#   Peak Sport Products Co., Ltd........................   5,195,000   1,604,249
#   Phoenix Healthcare Group Co., Ltd...................   3,155,000   4,681,417
#   Phoenix Satellite Television Holdings, Ltd..........   8,014,000   1,773,084
#   Poly Culture Group Corp., Ltd. Class H..............     324,700     843,168
#*  Poly Property Group Co., Ltd........................  14,561,000   3,934,024
*   Pou Sheng International Holdings, Ltd...............  13,507,806   3,856,008
    Powerlong Real Estate Holdings, Ltd.................   8,517,000   1,925,854
#*  Prosperity International Holdings HK, Ltd...........   9,020,000     208,943
#*  PW Medtech Group, Ltd...............................   4,850,000   1,260,379
    Qingdao Port International Co., Ltd. Class H........     787,000     359,989
    Qingling Motors Co., Ltd. Class H...................   2,586,000     827,959
    Qinhuangdao Port Co., Ltd. Class H..................     661,000     161,275
*   Qunxing Paper Holdings Co., Ltd.....................     669,913      32,639
*   Real Gold Mining, Ltd...............................     300,500      10,187
    Real Nutriceutical Group, Ltd.......................   6,829,000     635,391
#*  Redco Properties Group, Ltd.........................     342,000     250,522
#*  Renhe Commercial Holdings Co., Ltd.................. 102,985,000   2,621,588
#*  REXLot Holdings, Ltd................................  59,701,502   1,048,585
    Road King Infrastructure, Ltd.......................   1,928,000   1,596,607
    Samson Holding, Ltd.................................   3,644,000     390,116
    Sany Heavy Equipment International Holdings Co.,
#*    Ltd...............................................   6,295,000   1,025,696
*   Scud Group, Ltd.....................................   1,876,000      47,151
#*  Semiconductor Manufacturing International Corp......  37,964,000   3,077,754
    Shandong Chenming Paper Holdings, Ltd. Class H......   1,886,000   1,582,508
    Shandong Weigao Group Medical Polymer Co., Ltd.
      Class H...........................................  10,148,000   5,674,095
    Shanghai Fudan Microelectronics Group Co., Ltd.
*     Class H...........................................     620,000     502,147
    Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co.,
#     Ltd. Class H......................................     754,000     691,788
    Shanghai Industrial Holdings, Ltd...................   3,132,000   7,345,628
    Shanghai Industrial Urban Development Group, Ltd....  11,918,000   2,694,116
    Shanghai Jin Jiang International Hotels Group Co.,
      Ltd. Class H......................................   6,956,000   2,278,454
    Shanghai Prime Machinery Co., Ltd. Class H..........   5,106,000     751,942
*   Shanghai Zendai Property, Ltd.......................   8,390,000     156,061
    Sheen Tai Holdings Grp Co., Ltd.....................   2,482,000     281,966
*   Shengli Oil & Gas Pipe Holdings, Ltd................   2,272,500      95,365
    Shenguan Holdings Group, Ltd........................   7,096,000     586,627
    Shenzhen Expressway Co., Ltd. Class H...............   4,196,400   3,962,427
    Shenzhen International Holdings, Ltd................   7,240,222  10,549,670
    Shenzhen Investment, Ltd............................  19,755,378   8,065,284
#*  Shougang Concord International Enterprises Co., Ltd.  29,384,000     857,989
#   Shougang Fushan Resources Group, Ltd................  19,046,000   3,393,421
#   Shui On Land, Ltd...................................  24,202,643   6,536,080

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

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CONTINUED

                                                           SHARES    VALUE++
                                                         ---------- ----------
CHINA -- (Continued)
*   Shunfeng International Clean Energy, Ltd............  9,212,000 $1,168,911
#   Sichuan Expressway Co., Ltd. Class H................  5,288,000  1,816,749
    Sihuan Pharmaceutical Holdings Group, Ltd........... 25,120,000  5,691,087
*   Silver Grant International Industries, Ltd..........  4,622,000    495,948
*   Silverman Holdings, Ltd.............................  1,014,000    239,528
*   SIM Technology Group, Ltd...........................  1,050,000     43,473
#*  Sino Oil And Gas Holdings, Ltd...................... 70,712,766  2,137,269
#*  Sino-I Technology, Ltd..............................  3,950,000     58,369
#   Sinofert Holdings, Ltd.............................. 14,545,327  1,729,157
*   Sinolink Worldwide Holdings, Ltd.................... 11,704,800  1,163,858
#   SinoMedia Holding, Ltd..............................  1,126,000    234,167
    Sinopec Engineering Group Co., Ltd. Class H.........    153,500    134,274
#   Sinopec Kantons Holdings, Ltd.......................  4,914,000  2,560,667
#   Sinosoft Technology Group, Ltd......................  2,848,000  1,570,795
#*  Sinotrans Shipping, Ltd.............................  4,259,586    655,361
    Sinotrans, Ltd. Class H............................. 11,696,000  5,367,118
    Sinotruk Hong Kong, Ltd.............................  4,613,500  2,062,612
#   SITC International Holdings Co., Ltd................  6,929,000  4,105,195
#   Skyworth Digital Holdings, Ltd...................... 11,529,641  8,635,544
#   SMI Holdings Group, Ltd............................. 19,248,066  1,715,026
#   SOHO China, Ltd..................................... 12,264,000  5,671,017
*   Solargiga Energy Holdings, Ltd......................    221,000      4,425
*   Sound Global, Ltd...................................    494,000    189,745
#*  Sparkle Roll Group, Ltd.............................  6,040,000    343,334
    Springland International Holdings, Ltd..............  4,080,000    505,898
*   SPT Energy Group, Inc...............................  4,970,000    305,338
*   SRE Group, Ltd...................................... 21,654,346    630,885
#   SSY Group, Ltd...................................... 13,363,152  4,172,556
    Sun King Power Electronics Group....................    896,000    136,458
    Sunac China Holdings, Ltd........................... 13,824,000  8,702,408
    Sunny Optical Technology Group Co., Ltd.............  1,354,000  5,405,384
    Sunshine 100 China Holdings, Ltd....................    130,000     54,967
    Symphony Holdings, Ltd..............................  2,230,000    239,004
*   Synertone Communication Corp........................    888,000     19,458
#   TCC International Holdings, Ltd..................... 10,116,647  1,766,675
    TCL Communication Technology Holdings, Ltd..........  3,492,198  3,141,329
#*  TCL Multimedia Technology Holdings, Ltd.............  3,700,510  2,014,520
#   Technovator International, Ltd......................  1,516,000    647,418
    Tenfu Cayman Holdings Co., Ltd......................    185,000     59,576
#   Tenwow International Holdings, Ltd..................  2,357,000    654,324
    Texhong Textile Group, Ltd..........................  2,023,500  2,700,464
    Tian An China Investment Co., Ltd...................  1,383,000    759,623
#   Tian Ge Interactive Holdings, Ltd...................     61,000     35,038
    Tian Shan Development Holdings, Ltd.................  1,742,000    653,628
    Tiande Chemical Holdings, Ltd.......................     64,000     12,287
#   Tiangong International Co., Ltd.....................  9,886,000    740,921
    Tianjin Capital Environmental Protection Group Co.,
      Ltd. Class H......................................  1,936,000    913,639
    Tianjin Development Holdings, Ltd...................  2,780,000  1,280,555
*   Tianjin Jinran Public Utilities Co., Ltd. Class H...  1,730,000    156,085
    Tianjin Port Development Holdings, Ltd.............. 11,994,800  1,783,157
    Tianneng Power International, Ltd...................  3,606,048  2,487,049
*   Tianyi Summi Holdings, Ltd..........................  3,572,000    322,693
#   Tibet Water Resources, Ltd..........................  9,416,000  3,131,580

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CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- ------------
CHINA -- (Continued)
    Time Watch Investments, Ltd.........................  1,456,000 $    178,578
    Times Property Holdings, Ltd........................     56,000       22,251
    Tomson Group, Ltd...................................  1,309,229      418,818
    Tong Ren Tang Technologies Co., Ltd. Class H........  3,757,000    5,929,072
#   Tongda Group Holdings, Ltd.......................... 19,080,000    3,847,759
    Tonly Electronics Holdings, Ltd.....................    431,176      196,180
    Top Spring International Holdings, Ltd..............    292,500       94,775
#   Towngas China Co., Ltd..............................  6,618,000    4,025,997
    TPV Technology, Ltd.................................  5,063,964      988,432
#   Trigiant Group, Ltd.................................  3,684,000      599,319
*   Trony Solar Holdings Co., Ltd.......................  1,757,000       26,723
#   Truly International Holdings, Ltd...................  8,919,573    4,866,069
#   Uni-President China Holdings, Ltd...................  4,262,000    3,272,185
#*  United Energy Group, Ltd............................ 13,424,450      523,165
#   Universal Health International Group Holding, Ltd...  7,123,000      381,810
#   V1 Group, Ltd....................................... 21,029,600    1,074,409
    Vinda International Holdings, Ltd...................    168,000      325,650
    Wanguo International Mining Group, Ltd..............    154,000       29,947
#   Wasion Group Holdings, Ltd..........................  3,374,000    1,915,278
    Weiqiao Textile Co. Class H.........................  2,599,000    2,078,820
    Welling Holding, Ltd................................  6,472,000    1,213,647
#*  West China Cement, Ltd.............................. 16,556,000    1,561,239
#*  Wisdom Sports Group.................................  2,227,000      645,378
*   Wuzhou International Holdings, Ltd..................  9,602,000      965,743
#   Xiamen International Port Co., Ltd. Class H.........  6,750,000    1,300,025
#*  Xinchen China Power Holdings, Ltd...................  2,242,000      321,789
    Xingda International Holdings, Ltd..................  6,074,000    1,561,812
*   Xinhua Winshare Publishing and Media Co., Ltd.
      Class H...........................................  2,865,103    3,055,758
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H...  4,756,598      516,578
#   Xinyi Solar Holdings, Ltd........................... 14,362,000    5,514,011
*   Xiwang Special Steel Co., Ltd.......................  2,520,000      215,023
#   XTEP International Holdings, Ltd....................  5,155,000    2,657,384
*   Yanchang Petroleum International, Ltd............... 29,760,000      765,504
    Yangtze Optical Fibre and Cable Joint Stock, Ltd.
      Co. Class H.......................................    130,000      156,072
#   Yashili International Holdings, Ltd.................    663,000      143,928
    Yida China Holdings, Ltd............................  1,098,000      433,442
    Yingde Gases Group Co., Ltd.........................  7,124,000    2,539,907
#   Yip's Chemical Holdings, Ltd........................  1,886,000      728,406
    Youyuan International Holdings, Ltd.................  2,627,070      742,377
*   Yuanda China Holdings, Ltd.......................... 12,884,000      386,693
    Yuexiu Property Co., Ltd............................ 46,202,284    5,969,363
    Yuexiu Transport Infrastructure, Ltd................  4,354,018    2,877,835
    Yuzhou Properties Co., Ltd.......................... 10,003,120    2,953,378
#*  Zall Group, Ltd.....................................  6,696,000    3,463,761
#   Zhaojin Mining Industry Co., Ltd. Class H...........  5,058,000    5,849,710
#   Zhengzhou Coal Mining Machinery Group Co., Ltd.
      Class H...........................................  1,244,600      514,193
*   Zhong An Real Estate, Ltd...........................  6,952,400      627,693
#   Zhongsheng Group Holdings, Ltd......................  3,983,000    2,459,728
    Zhuhai Holdings Investment Group, Ltd...............  1,028,000      159,528
                                                                    ------------
TOTAL CHINA.............................................             724,637,609
                                                                    ------------
COLOMBIA -- (0.2%)
    Almacenes Exito SA..................................    647,034    2,950,644

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CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
COLOMBIA -- (Continued)
    Bolsa de Valores de Colombia........................ 29,054,344 $   170,351
    Celsia SA ESP.......................................    931,965   1,142,947
*   Cemex Latam Holdings SA.............................    900,443   3,636,968
    Constructora Conconcreto SA.........................    293,150     104,083
    Corp. Financiera Colombiana SA......................     25,611     320,184
    Empresa de Telecomunicaciones de Bogota.............  3,257,689     636,682
*   Grupo Odinsa SA.....................................     19,092      54,602
    Interconexion Electrica SA ESP......................     67,599     200,155
    Mineros SA..........................................    102,961      81,078
                                                                    -----------
TOTAL COLOMBIA..........................................              9,297,694
                                                                    -----------
GREECE -- (0.3%)
    Aegean Airlines SA..................................    224,579   1,795,594
*   Astir Palace Vouliagmeni SA.........................     16,695      71,855
    Athens Water Supply & Sewage Co. SA (The)...........    125,722     809,330
    Bank of Greece......................................    142,930   1,529,548
*   Ellaktor SA.........................................    909,399   1,379,446
*   Fourlis Holdings SA.................................    283,268   1,112,344
*   Frigoglass SAIC.....................................     64,797      10,947
*   GEK Terna Holding Real Estate Construction SA.......    475,188   1,037,107
    Hellenic Exchanges - Athens Stock Exchange SA.......    513,059   2,417,161
*   Iaso SA.............................................    282,999     128,124
*   Intracom Holdings SA................................    664,642     214,546
*   Intralot SA-Integrated Lottery Systems & Services...    865,039     872,306
*   Lamda Development SA................................     92,510     468,523
*   Marfin Investment Group Holdings SA.................  6,110,771     822,663
    Metka Industrial - Construction SA..................    188,318   1,543,079
    Mytilineos Holdings SA..............................    339,544   1,491,501
    Piraeus Port Authority SA...........................     42,172     626,836
    Sarantis SA.........................................     96,712     957,118
    Terna Energy SA.....................................    257,713     767,997
                                                                    -----------
TOTAL GREECE............................................             18,056,025
                                                                    -----------
HUNGARY -- (0.0%)
#*  FHB Mortgage Bank P.L.C.............................     27,009      51,017
    Magyar Telekom Telecommunications P.L.C.............    633,760   1,013,916
    Richter Gedeon Nyrt.................................     33,795     714,370
                                                                    -----------
TOTAL HUNGARY...........................................              1,779,303
                                                                    -----------
INDIA -- (12.8%)
*   3M India, Ltd.......................................      6,328   1,387,792
*   8K Miles Software Services, Ltd.....................      1,672      46,740
    Aarti Industries....................................    203,332   1,689,170
    Aban Offshore, Ltd..................................    137,519     457,163
    Abbott India, Ltd...................................        375      26,183
    Accelya Kale Solutions, Ltd.........................      2,647      48,555
    Adani Enterprises, Ltd..............................  1,449,925   1,746,971
*   Adani Power, Ltd....................................  6,769,452   2,834,777
*   Adani Transmissions, Ltd............................    305,644     178,832
    Aditya Birla Nuvo, Ltd..............................    104,820   2,234,762
*   Advanta, Ltd........................................    206,926   1,997,573
    Aegis Logistics, Ltd................................  1,171,370   2,187,420

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CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
INDIA -- (Continued)
    Agro Tech Foods, Ltd................................    62,964 $  464,691
    AIA Engineering, Ltd................................   236,181  3,635,299
    Ajanta Pharma, Ltd..................................   313,519  8,328,350
    Akzo Nobel India, Ltd...............................    73,725  1,858,762
    Alembic Pharmaceuticals, Ltd........................   573,355  5,367,824
    Alembic, Ltd........................................   624,014    358,726
    Allahabad Bank...................................... 1,121,891  1,300,313
    Allcargo Logistics, Ltd.............................   417,897  1,330,961
*   Alok Industries, Ltd................................ 2,950,084    177,334
*   Alstom India, Ltd...................................   186,497  1,727,639
    Alstom T&D India, Ltd...............................   124,100    638,377
    Amara Raja Batteries, Ltd...........................   510,176  7,180,609
*   Amtek Auto, Ltd.....................................   217,501    156,976
    Anant Raj, Ltd......................................   343,185    293,644
    Andhra Bank......................................... 1,312,648  1,185,189
    Apar Industries, Ltd................................   102,166    896,617
    Apollo Tyres, Ltd................................... 2,214,640  5,471,626
*   Arvind Infrastructure, Ltd..........................   125,308    165,262
    Arvind, Ltd......................................... 1,766,630  8,091,582
*   Asahi India Glass, Ltd..............................   433,535  1,134,141
    Ashiana Housing, Ltd................................     5,240     13,265
    Ashoka Buildcon, Ltd................................   185,732    440,229
    Astral Polytechnik, Ltd.............................    34,813    267,982
*   AstraZeneca Pharma India, Ltd.......................     2,547     39,613
    Atul, Ltd...........................................    82,504  2,370,487
    Automotive Axles, Ltd...............................    11,656    112,134
    Bajaj Corp., Ltd....................................   388,224  2,267,191
    Bajaj Electricals, Ltd..............................   200,131    803,549
*   Bajaj Hindusthan Sugar, Ltd......................... 2,708,567    813,119
    Bajaj Holdings and Investment, Ltd..................   121,535  3,290,615
    Balkrishna Industries, Ltd..........................   246,264  2,669,395
    Ballarpur Industries, Ltd........................... 1,005,483    224,536
    Balmer Lawrie & Co., Ltd............................   112,703  1,058,660
*   Balrampur Chini Mills, Ltd.......................... 1,374,241  2,709,671
*   Bank of India....................................... 1,787,393  2,990,721
    Bank Of Maharashtra.................................   754,510    365,932
    Bannari Amman Sugars, Ltd...........................    14,297    412,813
    BASF India, Ltd.....................................    83,644  1,330,632
    Bata India, Ltd.....................................   297,663  2,707,056
    BEML, Ltd...........................................   208,498  3,160,380
    Berger Paints India, Ltd............................ 2,563,663  9,132,975
*   BF Utilities, Ltd...................................    80,023    628,059
*   Bharat Financial Inclusion, Ltd.....................     8,440    114,703
    Bharat Forge, Ltd...................................    21,432    242,554
*   Bharti Retail DM2...................................   983,154  1,923,450
    Biocon, Ltd.........................................   595,447  7,381,605
    Birla Corp., Ltd....................................   160,261  1,346,451
    Blue Dart Express, Ltd..............................    33,361  2,926,094
    Blue Star, Ltd......................................   284,385  2,068,991
    Bombay Dyeing & Manufacturing Co., Ltd..............   737,242    515,605
    Brigade Enterprises, Ltd............................   196,245    505,949
    Can Fin Homes, Ltd..................................    31,374    629,873
    Canara Bank.........................................   428,835  1,606,897

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CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
INDIA -- (Continued)
    Capital First, Ltd..................................    34,500 $  379,477
    Caplin Point Laboratories, Ltd......................     4,470     77,339
    Carborundum Universal, Ltd..........................   338,845  1,294,438
    CCL Products India, Ltd.............................   515,266  1,991,722
    Ceat, Ltd...........................................   234,450  3,029,171
*   Central Bank Of India...............................   107,578    156,688
    Century Plyboards India, Ltd........................   613,879  2,160,125
    Century Textiles & Industries, Ltd..................   556,682  5,820,059
    Cera Sanitaryware, Ltd..............................     8,805    307,690
    CESC, Ltd...........................................   701,248  6,434,470
    Chambal Fertilizers and Chemicals, Ltd.............. 1,177,352  1,134,551
*   Chennai Petroleum Corp., Ltd........................   372,595  1,484,340
*   Chennai Super Kings Cricket, Ltd.................... 1,658,632     20,894
    Cholamandalam Investment and Finance Co., Ltd.......   142,774  2,329,688
    City Union Bank, Ltd................................ 1,578,425  3,044,933
*   Clariant Chemicals India, Ltd.......................    64,107    695,903
    Coromandel International, Ltd.......................   564,091  2,153,081
*   Corp. Bank.......................................... 1,348,710    837,142
    Cox & Kings, Ltd....................................   741,911  2,126,394
    Credit Analysis & Research, Ltd.....................    58,053    919,812
    CRISIL, Ltd.........................................    76,047  2,299,695
*   Crompton Greaves Consumer Electricals, Ltd.......... 3,403,119  7,971,178
*   Crompton Greaves, Ltd............................... 3,403,119  4,025,480
    Cyient, Ltd.........................................   376,968  2,805,563
    Dalmia Bharat Sugar & Industries, Ltd...............    21,068     49,001
    Dalmia Bharat, Ltd..................................   125,249  2,708,847
    DB Corp., Ltd.......................................    55,468    336,970
*   DB Realty, Ltd......................................   681,291    561,399
*   DCB Bank, Ltd....................................... 2,010,634  3,340,726
    DCM Shriram, Ltd....................................   260,162    922,841
    Deepak Fertilisers & Petrochemicals Corp., Ltd......   242,420    599,201
    Deepak Nitrite, Ltd.................................    22,445     34,977
    Delta Corp., Ltd....................................   740,999  1,073,273
*   DEN Networks, Ltd...................................   450,304    584,794
*   Dena Bank........................................... 1,251,365    726,640
    Dewan Housing Finance Corp., Ltd....................   741,376  2,481,582
    Dhanuka Agritech, Ltd...............................    12,601    125,415
*   Dish TV India, Ltd.................................. 4,186,384  6,450,487
    Dishman Pharmaceuticals & Chemicals, Ltd............   853,143  2,019,567
*   Dynamatic Technologies, Ltd.........................     7,952    313,116
    eClerx Services, Ltd................................   142,751  3,305,220
    Edelweiss Financial Services, Ltd................... 2,041,831  2,906,389
    EID Parry India, Ltd................................   594,774  2,297,606
    EIH, Ltd............................................   970,175  1,719,180
    Electrosteel Castings, Ltd..........................   607,641    202,885
    Elgi Equipments, Ltd................................   272,744    733,858
    Engineers India, Ltd................................   841,465  2,850,212
    Entertainment Network India, Ltd....................    64,795    693,187
*   Eros International Media, Ltd.......................   222,553    773,299
    Escorts, Ltd........................................   754,964  2,966,824
    Essel Propack, Ltd..................................   502,843  1,610,280
    Eveready Industries India, Ltd......................   253,155    940,373
    Exide Industries, Ltd............................... 2,409,364  6,469,970

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CONTINUED

                                                           SHARES    VALUE++
                                                         ---------- ----------
INDIA -- (Continued)
    FAG Bearings India, Ltd.............................     33,787 $2,066,734
    FDC, Ltd............................................    463,177  1,321,987
    Federal Bank, Ltd...................................  8,408,191  8,126,105
*   Federal-Mogul Goetze India, Ltd.....................     72,593    398,427
    Finolex Cables, Ltd.................................    771,546  4,557,453
    Finolex Industries, Ltd.............................    423,859  2,970,086
*   Firstsource Solutions, Ltd..........................  2,353,285  1,641,448
*   Fortis Healthcare, Ltd..............................    994,597  2,561,161
*   Future Consumer Enterprise, Ltd.....................  4,235,473  1,400,834
    Future Enterprises, Ltd.............................    983,154    324,632
    Gabriel India, Ltd..................................    551,025    840,456
    Gateway Distriparks, Ltd............................    653,663  2,569,921
    Gati, Ltd...........................................    220,146    603,800
    Gayatri Projects, Ltd...............................     11,107    109,028
    Geometric, Ltd......................................     44,283    148,572
    GHCL, Ltd...........................................    279,324    960,921
    GIC Housing Finance, Ltd............................     46,195    207,006
    Gillette India, Ltd.................................     13,197    936,047
*   Global Offshore Services, Ltd.......................     60,558    120,735
*   GMR Infrastructure, Ltd............................. 15,924,296  3,411,383
    GOCL Corp., Ltd.....................................     76,450    232,593
    Godfrey Phillips India, Ltd.........................     48,044    854,137
    Godrej Industries, Ltd..............................    392,557  2,531,826
*   Godrej Properties, Ltd..............................    538,871  2,906,817
    Granules India, Ltd.................................    695,454  1,486,942
    Graphite India, Ltd.................................    397,865    493,485
    Great Eastern Shipping Co., Ltd. (The)..............    539,630  2,711,964
    Greaves Cotton, Ltd.................................    732,046  1,571,832
    Greenply Industries, Ltd............................     36,951    143,481
    Grindwell Norton, Ltd...............................     45,754    233,283
    Gruh Finance, Ltd...................................    495,287  2,184,662
    Gujarat Alkalies & Chemicals, Ltd...................    194,312    794,148
    Gujarat Fluorochemicals, Ltd........................    224,424  2,113,833
    Gujarat Gas, Ltd....................................    319,983  2,820,275
    Gujarat Industries Power Co., Ltd...................    107,851    144,967
    Gujarat Mineral Development Corp., Ltd..............    803,287    951,934
*   Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.    266,808    616,785
*   Gujarat Pipavav Port, Ltd...........................  1,038,829  2,671,084
    Gujarat State Fertilizers & Chemicals, Ltd..........    969,096  1,015,110
    Gujarat State Petronet, Ltd.........................  1,524,693  3,032,455
    Gulf Oil Lubricants India, Ltd......................     77,668    699,199
*   GVK Power & Infrastructure, Ltd.....................  5,289,365    510,481
*   Hathway Cable & Datacom, Ltd........................  2,039,467    970,449
    Havells India, Ltd..................................  1,259,320  7,331,476
*   HCL Infosystems, Ltd................................    477,473    294,188
    HEG, Ltd............................................     36,273    102,130
*   HeidelbergCement India, Ltd.........................    878,204  1,667,686
    Hexaware Technologies, Ltd..........................  1,541,475  5,067,812
    Hikal, Ltd..........................................     87,713    240,061
*   Himachal Futuristic Communications, Ltd.............  4,863,719  1,277,444
    Himatsingka Seide, Ltd..............................    235,852    968,921
    Hinduja Global Solutions, Ltd.......................     15,689     98,752
    Hinduja Ventures, Ltd...............................     27,826    182,224

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

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CONTINUED

                                                           SHARES    VALUE++
                                                         ---------- ----------
INDIA -- (Continued)
*   Hindustan Construction Co., Ltd.....................  2,079,472 $  724,720
    Hindustan Media Ventures, Ltd.......................     16,871     69,440
    Hitachi Home & Life Solutions India, Ltd............     65,690  1,434,457
    Honeywell Automation India, Ltd.....................     13,522  2,017,224
*   Housing Development & Infrastructure, Ltd...........  4,006,797  6,108,487
    HSIL, Ltd...........................................    238,038  1,126,673
    HT Media, Ltd.......................................    550,399    698,940
    Huhtamaki PPL, Ltd..................................    124,042    589,555
    ICRA, Ltd...........................................      2,834    156,776
    IDBI Bank, Ltd......................................  4,151,225  4,354,602
*   IFB Industries, Ltd.................................     24,447    139,917
    IFCI, Ltd...........................................  5,221,683  2,272,269
    IIFL Holdings, Ltd..................................  1,528,633  6,206,904
    IL&FS Transportation Networks, Ltd..................    807,052    881,975
*   India Cements, Ltd. (The)...........................  2,012,170  3,748,226
*   Indiabulls Real Estate, Ltd.........................  1,891,680  2,614,970
    Indian Bank.........................................    742,128  1,750,206
*   Indian Hotels Co., Ltd..............................  2,977,271  5,974,373
*   Indian Overseas Bank................................  2,002,490    826,557
    Indo Count Industries, Ltd..........................     29,296    392,368
    Indoco Remedies, Ltd................................    303,598  1,397,901
    Indraprastha Gas, Ltd...............................    228,271  2,215,298
    INEOS Styrolution India, Ltd........................     23,441    213,419
    Ingersoll-Rand India, Ltd...........................     86,228  1,004,050
*   Inox Leisure, Ltd...................................    364,062  1,335,339
*   Intellect Design Arena, Ltd.........................    483,603  1,587,856
    Ipca Laboratories, Ltd..............................    375,952  2,901,722
    IRB Infrastructure Developers, Ltd..................  1,582,858  5,132,042
*   ITD Cementation India, Ltd..........................    250,417    554,111
    J Kumar Infraprojects, Ltd..........................     28,792     94,475
    Jagran Prakashan, Ltd...............................    825,376  2,215,241
    Jai Corp., Ltd......................................    104,735    122,713
    Jain Irrigation Systems, Ltd........................  3,123,477  3,318,516
*   Jaiprakash Associates, Ltd.......................... 10,389,053  1,895,747
*   Jaiprakash Power Ventures, Ltd......................  6,493,149    594,447
    Jammu & Kashmir Bank, Ltd. (The)....................  2,129,343  2,145,002
*   Jaypee Infratech, Ltd...............................  3,812,775    584,597
    JB Chemicals & Pharmaceuticals, Ltd.................    232,209    934,890
    JBF Industries, Ltd.................................    256,841    785,090
*   Jet Airways India, Ltd..............................     54,033    500,379
    Jindal Poly Films, Ltd..............................    133,621    863,362
    Jindal Saw, Ltd.....................................  1,136,957    868,585
*   Jindal Steel & Power, Ltd...........................  3,202,653  4,003,988
    JK Cement, Ltd......................................    195,528  2,075,641
    JK Lakshmi Cement, Ltd..............................    456,015  2,891,723
    JK Tyre & Industries, Ltd...........................    841,251  1,134,525
    JM Financial, Ltd...................................  2,322,187  2,496,570
    JSW Energy, Ltd.....................................  2,970,747  3,684,410
*   JSW Holdings, Ltd...................................     22,200    445,834
    Jubilant Foodworks, Ltd.............................    325,974  5,975,140
    Jubilant Life Sciences, Ltd.........................    505,015  2,548,499
    Just Dial, Ltd......................................    170,448  1,414,955
    Jyothy Laboratories, Ltd............................    418,266  1,799,944

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

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CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
INDIA -- (Continued)
    Kajaria Ceramics, Ltd...............................   331,366 $6,268,550
    Kalpataru Power Transmission, Ltd...................   452,177  1,844,276
    Kansai Nerolac Paints, Ltd..........................   419,375  2,161,113
    Karnataka Bank, Ltd. (The).......................... 1,274,026  2,785,463
    Karur Vysya Bank, Ltd. (The)........................   471,912  3,381,830
    Kaveri Seed Co., Ltd................................   205,478  1,207,248
*   KAYA, Ltd...........................................     6,469     78,749
    KCP, Ltd............................................    29,180     44,093
    KEC International, Ltd..............................   766,919  1,648,384
*   Kesoram Industries, Ltd.............................   211,137    449,265
    Kewal Kiran Clothing, Ltd...........................     1,598     43,970
    Kirloskar Brothers, Ltd.............................       817      1,904
    Kirloskar Oil Engines, Ltd..........................   237,212  1,000,515
    Kitex Garments, Ltd.................................    40,256    297,832
    Kolte-Patil Developers, Ltd.........................   193,641    390,609
    KPIT Technologies, Ltd.............................. 1,182,320  2,330,527
    KPR Mill, Ltd.......................................    14,130    235,321
    KRBL, Ltd...........................................   518,655  1,972,574
    KSB Pumps, Ltd......................................    52,540    533,641
*   KSK Energy Ventures, Ltd............................   285,569    125,742
    Kwality, Ltd........................................    22,048     35,379
    L&T Finance Holdings, Ltd........................... 2,215,740  2,860,883
    LA Opala RG, Ltd....................................    30,696    253,355
    Lakshmi Machine Works, Ltd..........................    27,311  1,502,026
    Lakshmi Vilas Bank, Ltd. (The)......................   578,090  1,166,346
*   Lanco Infratech, Ltd................................ 5,107,406    386,725
    Linde India, Ltd....................................     7,583     38,057
    Magma Fincorp, Ltd..................................    30,522     48,807
*   Mahanagar Telephone Nigam, Ltd......................    29,787      9,557
    Maharashtra Seamless, Ltd...........................   210,955    673,266
    Mahindra & Mahindra Financial Services, Ltd.........   761,660  3,770,125
*   Mahindra CIE Automotive, Ltd........................   128,297    353,318
    Mahindra Holidays & Resorts India, Ltd..............   253,722  1,671,540
    Mahindra Lifespace Developers, Ltd..................   122,860    816,649
*   Majesco, Ltd........................................    47,137    381,319
    Manappuram Finance, Ltd............................. 1,826,132  2,243,566
*   Mangalore Refinery & Petrochemicals, Ltd............ 1,709,073  2,070,337
    Marksans Pharma, Ltd................................   675,243    480,504
    Max Financial Services, Ltd.........................   797,555  6,960,390
*   MAX India, Ltd......................................   960,513  1,897,079
*   Max Ventures & Industries, Ltd......................   192,103    180,674
    Mayur Uniquoters, Ltd...............................    25,986    163,655
    McLeod Russel India, Ltd............................   504,587  1,546,780
    Meghmani Organics, Ltd..............................    58,501     40,222
    Merck, Ltd..........................................    46,217    487,246
    Minda Corp., Ltd....................................    20,811     36,445
    MindTree, Ltd.......................................   789,676  6,820,496
    Mirza International, Ltd............................    37,315     52,316
    MOIL, Ltd...........................................    92,874    340,700
    Monsanto India, Ltd.................................    47,843  1,692,783
    Motilal Oswal Financial Services, Ltd...............    70,381    503,317
    Mphasis, Ltd........................................   584,169  4,699,859
    MPS, Ltd............................................    31,842    322,774

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CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
INDIA -- (Continued)
    MRF, Ltd............................................     9,763 $4,939,625
    Muthoot Finance, Ltd................................   261,407  1,286,601
*   Nagarjuna Fertilizers & Chemicals, Ltd..............   632,948    109,043
    Natco Pharma, Ltd...................................   578,550  5,449,390
    National Aluminium Co., Ltd......................... 2,913,156  2,025,305
    Nava Bharat Ventures, Ltd...........................    52,507    184,415
    Navin Fluorine International, Ltd...................     1,862     65,193
    Navneet Education, Ltd..............................   702,521  1,029,826
    NCC, Ltd............................................ 4,554,069  5,548,322
    Nectar Lifesciences, Ltd............................   229,932    123,993
    NESCO, Ltd..........................................    40,504    976,938
*   Network 18 Media & Investments, Ltd.................    68,677     43,024
    NIIT Technologies, Ltd..............................   341,623  2,290,737
*   NIIT, Ltd...........................................   706,562    882,455
    Nilkamal, Ltd.......................................    51,834    989,572
    Nitin Fire Protection Industries, Ltd...............   392,998    171,432
    Oberoi Realty, Ltd..................................   570,650  2,447,978
    OCL India, Ltd......................................    67,894    767,369
    Omaxe, Ltd..........................................   432,185  1,048,007
    OnMobile Global, Ltd................................   188,905    321,429
    Orient Cement, Ltd..................................   378,234    957,442
    Orient Paper & Industries, Ltd......................    48,500     43,734
    Oriental Bank of Commerce...........................   588,747  1,036,817
    Page Industries, Ltd................................    29,877  6,425,053
*   Parsvnath Developers, Ltd...........................   242,960     85,899
    PC Jeweller, Ltd....................................   449,200  2,882,926
    Peninsula Land, Ltd.................................   232,736     70,354
    Persistent Systems, Ltd.............................   260,495  2,687,439
    Petronet LNG, Ltd................................... 1,512,991  6,740,447
    Pfizer, Ltd.........................................    89,525  2,670,276
    Phoenix Mills, Ltd. (The)...........................   302,957  1,654,623
    PI Industries, Ltd..................................   425,995  4,834,729
    Piramal Enterprises, Ltd............................   109,301  2,623,497
    Polaris Consulting & Services, Ltd..................    17,126     48,570
    Praj Industries, Ltd................................   638,543    827,546
    Prestige Estates Projects, Ltd......................   626,285  1,740,240
*   Prism Cement, Ltd...................................   645,641  1,047,946
    PTC India Financial Services, Ltd................... 1,677,018  1,011,903
    PTC India, Ltd...................................... 2,237,861  2,665,278
*   Punj Lloyd, Ltd.....................................   415,027    129,853
    Puravankara Projects, Ltd...........................   389,976    280,320
    PVR, Ltd............................................   118,011  2,015,979
    Radico Khaitan, Ltd.................................   378,681    512,237
    Rain Industries, Ltd................................ 1,039,970    539,265
    Rajesh Exports, Ltd.................................    20,391    133,129
    Rallis India, Ltd...................................   767,908  2,583,071
    Ramco Cements, Ltd. (The)...........................   571,782  4,678,286
*   Ramco Industries, Ltd...............................    13,197     24,942
*   Ramco Systems, Ltd..................................    28,350    276,864
    Rashtriya Chemicals & Fertilizers, Ltd..............   123,787     91,487
    Ratnamani Metals & Tubes, Ltd.......................    48,826    379,427
*   RattanIndia Power, Ltd.............................. 1,902,746    325,168
    Raymond, Ltd........................................   255,278  1,750,468

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CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
INDIA -- (Continued)
    Redington India, Ltd................................ 1,693,602 $2,606,328
*   REI Agro, Ltd....................................... 2,301,465     19,085
    Relaxo Footwears, Ltd...............................    86,979    643,164
    Reliance Capital, Ltd...............................   983,665  6,589,254
*   Reliance Communications, Ltd........................ 2,665,243  2,099,326
*   Reliance Defence and Engineering, Ltd............... 1,178,647  1,208,613
    Reliance Infrastructure, Ltd........................ 1,001,886  9,085,663
    Reliance Power, Ltd................................. 5,713,399  4,632,875
    Repco Home Finance, Ltd.............................   111,144  1,414,667
    Rolta India, Ltd....................................   839,332    850,296
    Ruchi Soya Industries, Ltd..........................   838,664    293,541
    Rural Electrification Corp., Ltd....................   108,112    344,139
    Sadbhav Engineering, Ltd............................   349,461  1,483,088
    Sanghvi Movers, Ltd.................................    32,366    136,446
    Sanofi India, Ltd...................................    34,806  2,384,419
    Sharda Cropchem, Ltd................................    24,890    144,292
    Shilpa Medicare, Ltd................................    50,459    441,135
    Shilpi Cable Technologies, Ltd......................    39,208    108,060
*   Shipping Corp. of India, Ltd........................   975,179  1,053,958
    Shoppers Stop, Ltd..................................    32,032    182,117
    Shriram City Union Finance, Ltd.....................    12,655    373,142
*   Shyam Century Ferrous, Ltd..........................   137,796     15,044
    Simplex Infrastructures, Ltd........................   101,949    469,980
    Sintex Industries, Ltd.............................. 3,190,023  3,668,619
*   SITI Cable Network, Ltd............................. 1,476,323    857,460
    SJVN, Ltd........................................... 2,858,624  1,190,067
    SKF India, Ltd......................................   128,630  2,629,243
    Skipper, Ltd........................................     6,600     15,921
    SML ISUZU, Ltd......................................    40,759    770,065
    Sobha, Ltd..........................................   382,591  1,899,363
    Solar Industries India, Ltd.........................   127,860  1,262,905
    Sona Koyo Steering Systems, Ltd.....................   361,579    286,604
    Sonata Software, Ltd................................   348,009    828,439
    South Indian Bank, Ltd. (The)....................... 6,588,178  2,107,619
    SREI Infrastructure Finance, Ltd.................... 1,205,273  1,349,757
    SRF, Ltd............................................   194,007  4,266,101
    Star Ferro and Cement, Ltd..........................   137,796    240,300
    State Bank of Bikaner & Jaipur......................   146,666  1,413,168
    State Bank of Travancore............................   104,431    797,566
*   Sterlite Power Transmission.........................   269,013    360,438
    Sterlite Technologies, Ltd.......................... 1,319,184  1,752,918
    Strides Shasun, Ltd.................................   353,724  6,149,348
    Sun TV Network, Ltd.................................   465,140  3,124,154
    Sundaram Finance, Ltd...............................    37,826    842,820
    Sundaram-Clayton, Ltd...............................     3,890    133,427
    Sundram Fasteners, Ltd..............................   648,681  1,911,523
    Sunteck Realty, Ltd.................................     7,106     26,946
    Suprajit Engineering, Ltd...........................    69,433    201,443
    Supreme Industries, Ltd.............................   302,365  4,281,088
    Supreme Petrochem, Ltd..............................   121,672    339,775
    Suven Life Sciences, Ltd............................    49,163    148,617
*   Suzlon Energy, Ltd.................................. 4,330,694  1,136,975
    Swaraj Engines, Ltd.................................    15,706    272,112

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                         ---------- ----------
INDIA -- (Continued)
    Symphony, Ltd.......................................     13,935 $  500,864
    Syndicate Bank......................................  1,354,916  1,561,536
    TAKE Solutions, Ltd.................................    380,390  1,044,220
    Tamil Nadu Newsprint & Papers, Ltd..................    173,348    738,820
    Tata Chemicals, Ltd.................................    600,945  4,264,828
    Tata Communications, Ltd............................    796,707  5,245,161
    Tata Elxsi, Ltd.....................................    199,537  4,936,056
    Tata Global Beverages, Ltd..........................  3,132,304  6,680,780
    Tata Sponge Iron, Ltd...............................     21,337    194,298
*   Tata Teleservices Maharashtra, Ltd..................  4,512,759    458,401
    Techno Electric & Engineering Co., Ltd..............    128,309  1,314,982
    Texmaco Rail & Engineering, Ltd.....................    333,325    523,803
    Thermax, Ltd........................................    300,916  3,935,310
    Tide Water Oil Co India, Ltd........................      2,364    198,611
    Time Technoplast, Ltd...............................    461,614    437,420
*   Timken India, Ltd...................................    193,866  1,745,559
    Titagarh Wagons, Ltd................................    498,450    762,879
    Torrent Pharmaceuticals, Ltd........................        588     12,716
    Torrent Power, Ltd..................................  1,124,547  2,850,582
    Transport Corp. of India, Ltd.......................    245,999  1,385,989
    Trent, Ltd..........................................     44,915  1,229,910
*   Triveni Engineering & Industries, Ltd...............    302,068    282,863
    Triveni Turbine, Ltd................................    537,334    982,630
    TTK Prestige, Ltd...................................     42,252  3,262,886
    Tube Investments of India, Ltd......................    517,575  4,268,753
*   TV18 Broadcast, Ltd.................................  4,850,693  2,934,288
    TVS Motor Co., Ltd..................................  2,133,665  9,347,498
    UCO Bank............................................  1,352,675    893,703
    Uflex, Ltd..........................................    232,965    850,085
    UFO Moviez India, Ltd...............................      4,047     35,035
    Unichem Laboratories, Ltd...........................    348,803  1,478,546
    Union Bank of India.................................  1,530,702  2,932,691
*   Unitech, Ltd........................................ 12,950,453  1,400,620
    V-Guard Industries, Ltd.............................     97,369  2,335,150
    VA Tech Wabag, Ltd..................................    268,108  2,325,459
*   Vaibhav Global, Ltd.................................      3,689     17,010
    Vakrangee, Ltd......................................    933,077  2,616,501
    Vardhman Textiles, Ltd..............................    169,995  2,770,079
    Vesuvius India, Ltd.................................      1,802     23,575
    Videocon Industries, Ltd............................    981,282  1,529,229
    Vijaya Bank.........................................  2,025,328  1,257,760
    Vinati Organics, Ltd................................     17,547    144,194
    VIP Industries, Ltd.................................    835,829  1,561,327
    Voltas, Ltd.........................................  1,331,035  6,989,650
    VST Industries, Ltd.................................     26,493    804,626
    VST Tillers Tractors, Ltd...........................      1,666     47,946
    WABCO India, Ltd....................................     25,942  2,442,085
    Welspun Corp., Ltd..................................    803,609  1,045,689
*   Welspun Enterprises, Ltd............................    423,792    409,382
    Welspun India, Ltd..................................  2,237,344  3,410,010
*   Whirlpool of India, Ltd.............................     42,236    530,718
*   Wockhardt, Ltd......................................    188,374  2,855,024
    Zensar Technologies, Ltd............................    122,278  1,946,861

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES      VALUE++
                                                         ----------- ------------
INDIA -- (Continued)
*   Zuari Agro Chemicals, Ltd...........................      16,783 $     43,012
    Zydus Wellness, Ltd.................................     109,622    1,297,040
                                                                     ------------
TOTAL INDIA.............................................              752,714,853
                                                                     ------------
INDONESIA -- (3.1%)
    Ace Hardware Indonesia Tbk PT.......................  51,600,600    3,826,194
    Adaro Energy Tbk PT.................................  10,991,400      877,581
    Adhi Karya Persero Tbk PT...........................  30,152,288    6,541,987
*   Agung Podomoro Land Tbk PT..........................  87,141,500    1,971,174
    AKR Corporindo Tbk PT...............................   1,641,500      848,027
    Alam Sutera Realty Tbk PT...........................  96,434,500    3,878,279
*   Aneka Tambang Persero Tbk PT........................ 101,224,438    6,159,841
    Arwana Citramulia Tbk PT............................  29,196,500    1,293,822
    Asahimas Flat Glass Tbk PT..........................     983,000      509,593
*   Astra Agro Lestari Tbk PT...........................     329,400      365,440
    Astra Graphia Tbk PT................................   2,211,000      346,535
*   Bakrie and Brothers Tbk PT.......................... 177,337,600      676,939
*   Bakrie Sumatera Plantations Tbk PT..................  58,428,800      223,036
*   Bakrie Telecom Tbk PT...............................  80,514,398      307,342
*   Bakrieland Development Tbk PT.......................  49,062,573       56,185
    Bank Bukopin Tbk....................................  35,823,766    1,682,288
*   Bank Pan Indonesia Tbk PT...........................  19,706,500    1,176,743
    Bank Pembangunan Daerah Jawa Barat Dan Banten
      Tbk PT............................................  32,686,900    3,561,157
    Bank Pembangunan Daerah Jawa Timur Tbk PT...........   5,970,300      267,023
*   Bank Permata Tbk PT.................................   7,757,100      406,811
    Bank Tabungan Negara Persero Tbk PT.................  61,521,849    9,302,397
*   Barito Pacific Tbk PT...............................  10,694,100      527,740
    Bekasi Fajar Industrial Estate Tbk PT...............  29,474,500      776,262
*   Benakat Integra Tbk PT.............................. 144,968,700      554,617
*   Berau Coal Energy Tbk PT............................  40,089,600       47,057
*   Berlian Laju Tanker Tbk PT..........................  35,106,366           --
    BISI International Tbk PT...........................  15,668,800    2,109,055
    Blue Bird Tbk PT....................................     642,900      193,100
*   Budi Starch & Sweetener Tbk PT......................   1,673,800       13,046
*   Bumi Resources Tbk PT...............................  70,558,100      296,270
*   Bumi Teknokultura Unggul Tbk PT.....................   3,993,200      358,313
    Ciputra Development Tbk PT..........................  60,780,297    6,536,989
    Ciputra Property Tbk PT.............................  31,947,252    1,513,814
    Ciputra Surya Tbk PT................................   7,913,353    1,695,552
*   Citra Marga Nusaphala Persada Tbk PT................  15,462,675    2,033,756
*   Clipan Finance Indonesia Tbk PT.....................   1,482,000       29,728
*   Darma Henwa Tbk PT..................................  44,204,800      168,740
*   Davomas Abadi Tbk PT................................  11,631,700           --
*   Delta Dunia Makmur Tbk PT...........................   4,767,700       86,092
    Dharma Satya Nusantara Tbk PT.......................   1,751,000       65,182
*   Eagle High Plantations Tbk PT.......................  94,267,600    1,688,452
    Elnusa Tbk PT.......................................  37,533,200    1,550,286
*   Energi Mega Persada Tbk PT.......................... 245,665,800      937,820
    Erajaya Swasembada Tbk PT...........................  13,155,200      804,047
*   Eureka Prima Jakarta Tbk PT.........................  11,597,800      191,364
*   Ever Shine Textile Tbk PT...........................   3,654,640       29,575
*   Exploitasi Energi Indonesia Tbk PT..................  26,040,400      125,446
*   Fajar Surya Wisesa Tbk PT...........................     672,500      116,574

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CONTINUED

                                                           SHARES     VALUE++
                                                         ----------- ----------
INDONESIA -- (Continued)
    Gajah Tunggal Tbk PT................................  18,306,100 $2,261,722
*   Garuda Indonesia Persero Tbk PT.....................  35,768,049  1,311,016
    Global Mediacom Tbk PT..............................  32,298,000  2,547,061
*   Hanson International Tbk PT.........................  46,816,700  2,770,055
*   Harum Energy Tbk PT.................................   7,447,300    652,040
    Hexindo Adiperkasa Tbk PT...........................     508,500     96,855
    Holcim Indonesia Tbk PT.............................   5,322,900    449,681
    Indah Kiat Pulp & Paper Corp. Tbk PT................  22,039,700  1,769,810
*   Indika Energy Tbk PT................................   1,914,200     88,655
    Indo Tambangraya Megah Tbk PT.......................   3,117,200  3,003,229
*   Indo-Rama Synthetics Tbk PT.........................     138,800      7,905
    Indomobil Sukses Internasional Tbk PT...............      33,000      3,683
    Industri Jamu Dan Farmasi Sido Muncul Tbk PT........  10,320,700    453,265
*   Inovisi Infracom Tbk PT.............................   1,806,467      3,025
    Intiland Development Tbk PT.........................  64,223,432  2,846,832
    Japfa Comfeed Indonesia Tbk PT......................  41,286,400  4,735,070
    Jaya Real Property Tbk PT...........................  10,131,400    653,287
    Kawasan Industri Jababeka Tbk PT.................... 166,302,079  3,996,053
*   Krakatau Steel Persero Tbk PT.......................  20,912,600    943,315
*   Kresna Graha Investama Tbk PT.......................   4,085,800    133,562
    Link Net Tbk PT.....................................   2,459,100    821,517
*   Lippo Cikarang Tbk PT...............................   4,298,600  2,467,308
    Lippo Karawaci Tbk PT...............................  10,066,700    873,219
*   Malindo Feedmill Tbk PT.............................   7,226,400    966,786
    Matahari Putra Prima Tbk PT.........................   9,243,728  1,228,038
*   Medco Energi Internasional Tbk PT...................  14,463,100  1,872,097
*   Mitra Adiperkasa Tbk PT.............................   7,927,400  2,878,537
    Mitra Pinasthika Mustika Tbk PT.....................   4,326,800    205,157
*   MNC Investama Tbk PT................................ 180,626,800  2,347,689
*   MNC Sky Vision Tbk PT...............................   1,540,200    117,937
    Modernland Realty Tbk PT............................  82,919,700  2,586,635
    Multipolar Tbk PT...................................  62,638,500  2,012,759
    Multistrada Arah Sarana Tbk PT......................   6,288,800     92,712
    Nippon Indosari Corpindo Tbk PT.....................  17,649,400  2,110,525
*   Nirvana Development Tbk PT..........................  12,672,100     99,899
*   Nusantara Infrastructure Tbk PT..................... 117,675,400  1,134,395
    Pabrik Kertas Tjiwi Kimia Tbk PT....................   1,245,900     81,919
*   Pacific Strategic Financial Tbk PT..................   2,243,400    106,241
    Pan Brothers Tbk PT.................................  38,227,100  1,460,510
*   Panin Financial Tbk PT.............................. 180,348,000  2,927,043
    Panin Sekuritas Tbk PT..............................      31,500      8,844
*   Paninvest Tbk PT....................................   8,124,500    372,725
    Pembangunan Perumahan Persero Tbk PT................  16,649,500  4,919,089
    Perusahaan Perkebunan London Sumatra Indonesia Tbk
      PT................................................  35,168,600  3,785,761
    PP Properti Tbk PT..................................  10,387,000    488,388
*   PT Texmaco Jaya Tbk.................................      93,000         --
    Ramayana Lestari Sentosa Tbk PT.....................  36,237,000  3,366,390
    Resource Alam Indonesia Tbk PT......................     655,300     44,191
    Salim Ivomas Pratama Tbk PT.........................  35,689,900  1,261,063
    Samindo Resources Tbk PT............................     419,450     15,011
    Sampoerna Agro PT...................................   6,143,100    933,394
    Sawit Sumbermas Sarana Tbk PT.......................  34,100,400  4,364,079
*   Sekawan Intipratama Tbk PT..........................   9,367,900      5,722

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CONTINUED

                                                           SHARES      VALUE++
                                                         ----------- ------------
INDONESIA -- (Continued)
    Selamat Sempurna Tbk PT.............................   5,514,200 $  1,894,641
    Semen Baturaja Persero Tbk PT.......................  26,614,600    1,648,643
    Sentul City Tbk PT.................................. 270,892,300    1,927,878
*   Sigmagold Inti Perkasa Tbk PT.......................   8,843,400      271,427
*   Siloam International Hospitals Tbk PT...............   2,130,400    1,591,916
    Sinar Mas Agro Resources & Technology Tbk PT........   1,037,460      297,330
    Sri Rejeki Isman Tbk PT............................. 105,839,931    2,137,355
    Steel Pipe Industry of Indonesia PT.................     692,200       13,752
*   Sugih Energy Tbk PT................................. 162,320,200    3,840,187
    Summarecon Agung Tbk PT.............................  16,008,864    2,081,178
*   Surabaya Agung Industri Pulp & Kertas Tbk PT........      64,500           --
*   Surya Dumai Industri Tbk............................   3,298,500           --
    Surya Semesta Internusa Tbk PT......................  41,128,300    2,205,552
*   Suryainti Permata Tbk PT............................   7,252,000           --
    Tambang Batubara Bukit Asam Persero Tbk PT..........   5,646,500    4,267,529
    Tempo Scan Pacific Tbk PT...........................   1,225,200      188,062
*   Tiga Pilar Sejahtera Food Tbk.......................  19,359,200    2,910,346
    Timah Persero Tbk PT................................  33,440,314    2,138,812
    Tiphone Mobile Indonesia Tbk PT.....................  22,344,300    1,177,425
    Total Bangun Persada Tbk PT.........................  15,952,000    1,030,800
*   Trada Maritime Tbk PT...............................  12,248,113       46,754
    Trias Sentosa Tbk PT................................  34,914,100      881,316
*   Trimegah Securities Tbk PT..........................   3,449,100       16,836
*   Truba Alam Manunggal Engineering PT.................  21,316,500        8,137
    Tunas Baru Lampung Tbk PT...........................  15,826,700      817,395
    Tunas Ridean Tbk PT.................................  12,965,700    1,336,320
*   Ultrajaya Milk Industry & Trading Co. Tbk PT........   3,657,400    1,169,224
    Unggul Indah Cahaya Tbk PT..........................      48,239        5,035
*   Vale Indonesia Tbk PT...............................  13,279,900    2,606,728
*   Visi Media Asia Tbk PT..............................  55,056,100    1,293,290
    Wijaya Karya Beton Tbk PT...........................   2,078,900      159,110
    Wijaya Karya Persero Tbk PT.........................  16,460,000    3,756,658
                                                                     ------------
TOTAL INDONESIA.........................................              183,128,608
                                                                     ------------
MALAYSIA -- (4.0%)
    7-Eleven Malaysia Holdings Bhd Class B..............     282,600       92,323
*   Adventa Bhd.........................................       4,600          792
#   Aeon Co. M Bhd......................................   4,094,700    2,728,161
    Aeon Credit Service M Bhd...........................     120,800      421,593
    Affin Holdings Bhd..................................   1,512,020      792,304
#   AirAsia Bhd.........................................   7,454,600    5,371,209
*   AirAsia X Bhd.......................................   9,543,100      941,877
    Ajinomoto Malaysia Bhd..............................       9,000       32,776
#*  Alam Maritim Resources Bhd..........................   3,698,500      292,628
    Alliance Financial Group Bhd........................     477,900      467,924
    Allianz Malaysia Bhd................................      59,200      145,288
    Amway Malaysia Holdings Bhd.........................     399,300      858,812
    Ann Joo Resources Bhd...............................     787,050      273,110
*   Anson Perdana Bhd...................................      10,000           --
    APM Automotive Holdings Bhd.........................     256,900      221,047
    Barakah Offshore Petroleum Bhd......................   1,884,200      309,545
    Benalec Holdings Bhd................................   6,159,000      666,211
    Berjaya Assets Bhd..................................     848,300      162,661

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CONTINUED

                                                           SHARES    VALUE++
                                                         ---------- ----------
MALAYSIA -- (Continued)
    Berjaya Auto Bhd....................................  4,053,800 $2,330,609
#   Berjaya Corp. Bhd................................... 26,060,900  2,243,286
    Berjaya Food Bhd....................................     91,100     37,380
*   Berjaya Land Bhd....................................  3,734,000    632,806
    Berjaya Sports Toto Bhd.............................  2,138,767  1,723,155
    BIMB Holdings Bhd...................................  1,101,208  1,092,420
    Bina Darulaman Bhd..................................    195,000     30,204
    Bintulu Port Holdings Bhd...........................     25,900     43,419
    BLD Plantation Bhd..................................     21,400     44,678
    Bonia Corp. Bhd.....................................  1,427,000    205,301
    Boustead Holdings Bhd...............................  2,233,328  1,141,708
#   Boustead Plantations Bhd............................    281,600    101,025
#*  Bumi Armada Bhd.....................................  9,574,400  1,762,626
#   Bursa Malaysia Bhd..................................  3,739,900  7,914,505
#   Cahya Mata Sarawak Bhd..............................  3,362,500  2,976,441
    Can-One Bhd.........................................    435,800    382,609
#   Carlsberg Brewery Malaysia Bhd Class B..............  1,150,900  4,061,226
*   Carotech Bhd........................................    230,650        227
    CB Industrial Product Holding Bhd...................  2,940,340  1,407,779
    CCM Duopharma Biotech Bhd...........................     36,500     18,036
    Chin Teck Plantations Bhd...........................     33,000     62,554
    Coastal Contracts Bhd...............................  2,541,666    943,926
    Crescendo Corp. Bhd.................................     19,900      7,678
    CSC Steel Holdings Bhd..............................    555,500    187,011
    Cypark Resources Bhd................................  1,253,500    617,072
*   D&O Green Technologies Bhd..........................    149,900     10,892
    Daibochi Plastic & Packaging Industry Bhd...........    110,880     57,159
    Datasonic Group Bhd.................................  2,843,200    929,993
*   Datuk Keramik Holdings Bhd..........................     24,000         --
*   Daya Materials Bhd.................................. 13,502,900    248,307
#*  Dayang Enterprise Holdings Bhd......................  2,789,596    682,035
    DKSH Holdings Malaysia Bhd..........................    119,000    132,223
#   DRB-Hicom Bhd.......................................  8,799,100  1,957,237
    Dutch Lady Milk Industries Bhd......................    136,700  2,149,147
#*  Eastern & Oriental Bhd..............................  7,220,347  3,014,424
#*  Eco World Development Group Bhd.....................  3,300,700  1,046,819
    Ekovest Bhd.........................................    227,700     87,670
#   Evergreen Fibreboard Bhd............................  5,840,550  1,384,039
    FAR East Holdings Bhd...............................     61,500    117,547
#   Felda Global Ventures Holdings Bhd..................  4,296,500  1,955,346
*   Fountain View Development Bhd.......................    808,200         --
    Gadang Holdings Bhd.................................    370,900    221,837
    Gas Malaysia Bhd....................................    378,800    223,465
    GD Express Carrier Bhd..............................    471,886    176,393
*   Global Oriental Bhd.................................    766,800     77,401
#   Globetronics Technology Bhd.........................  1,817,860  1,296,288
    Glomac Bhd..........................................  2,854,800    548,002
*   Golden Plus Holding Bhd.............................    216,000         --
    Goldis Bhd..........................................    604,277    370,186
    GuocoLand Malaysia Bhd..............................  1,535,500    464,681
    Hai-O Enterprise Bhd................................    694,080    498,162
#   HAP Seng Consolidated Bhd...........................  2,406,640  4,581,821
    Hap Seng Plantations Holdings Bhd...................  1,606,900    951,733

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

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CONTINUED

                                                           SHARES    VALUE++
                                                         ---------- ----------
MALAYSIA -- (Continued)
    Heineken Malaysia Bhd...............................    871,100 $3,853,063
    Hiap Teck Venture Bhd...............................    999,700     70,035
*   Hibiscus Petroleum Bhd..............................    381,400     17,961
#   Hock Seng LEE Bhd...................................  1,539,316    672,397
#   Hong Leong Industries Bhd...........................    707,800  1,548,076
    Hovid Bhd...........................................  3,670,800    361,186
    Hua Yang Bhd........................................  1,465,400    648,114
    Hume Industries Bhd.................................    281,872    219,642
    Hup Seng Industries Bhd.............................  1,433,633    468,832
    I-Bhd...............................................  2,682,700    349,736
    IFCA MSC Bhd........................................  2,812,900    373,799
    IJM Plantations Bhd.................................  1,755,200  1,423,373
#   Inari Amertron Bhd..................................  3,364,465  2,564,211
    Inch Kenneth Kajang Rubber P.L.C....................  1,045,300    180,025
    Insas Bhd...........................................  5,083,781    813,381
*   Iris Corp. Bhd...................................... 12,817,700    457,120
#*  Iskandar Waterfront City Bhd........................  3,063,100    720,246
*   JAKS Resources Bhd..................................  3,430,900    784,357
    Jaya Tiasa Holdings Bhd.............................  2,906,327    786,546
    JCY International Bhd...............................  3,967,600    580,562
    K&N Kenanga Holdings Bhd............................  1,871,360    225,589
#   Karex Bhd...........................................  1,461,349    858,428
    Keck Seng Malaysia Bhd..............................    847,250    999,354
    Kian JOO CAN Factory Bhd............................  1,818,380  1,341,147
    Kim Loong Resources Bhd.............................    308,960    250,555
    Kimlun Corp. Bhd....................................    659,800    288,767
#*  KNM Group Bhd....................................... 16,121,380  1,637,145
#   Kossan Rubber Industries............................  4,046,900  6,623,095
#   KPJ Healthcare Bhd..................................  6,462,625  6,794,542
*   Kretam Holdings Bhd.................................  3,550,900    479,915
#   KSL Holdings Bhd....................................  5,205,118  1,444,970
*   Kumpulan Europlus Bhd...............................    406,000     91,959
    Kumpulan Fima Bhd...................................    880,850    411,379
    Kumpulan Perangsang Selangor Bhd....................  2,341,100    598,799
*   Kwantas Corp. Bhd...................................    380,200    113,003
    Land & General Bhd..................................  8,740,800    849,461
*   Landmarks Bhd.......................................  1,775,200    337,019
    LBS Bina Group Bhd..................................  2,642,300  1,051,678
    Lingkaran Trans Kota Holdings Bhd...................  1,006,700  1,474,643
*   Lion Industries Corp. Bhd...........................  1,701,100    127,749
    LPI Capital Bhd.....................................    202,270    798,392
    Magnum Bhd..........................................  4,584,300  2,704,173
    Mah Sing Group Bhd.................................. 12,864,787  5,120,852
    Malayan Flour Mills Bhd.............................  1,707,450    625,199
#   Malaysia Building Society Bhd.......................  6,978,462  1,184,914
#*  Malaysia Marine and Heavy Engineering Holdings Bhd..  3,177,300    838,465
#*  Malaysian Bulk Carriers Bhd.........................  2,970,000    552,006
#   Malaysian Pacific Industries Bhd....................    782,313  1,538,363
#   Malaysian Resources Corp. Bhd....................... 11,294,249  3,248,693
    Malton Bhd..........................................    930,100    141,767
*   Mancon Bhd..........................................     12,000         --
#   Matrix Concepts Holdings Bhd........................  2,150,067  1,337,570
    MBM Resources Bhd...................................  1,460,796    854,211

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CONTINUED

                                                           SHARES    VALUE++
                                                         ---------- ----------
MALAYSIA -- (Continued)
    Media Chinese International, Ltd....................  3,771,300 $  676,342
    Media Prima Bhd.....................................  7,456,803  2,657,681
    Mega First Corp. Bhd................................    556,300    251,928
*   MEMS Technology Bhd.................................  1,917,000         --
#   Mitrajaya Holdings Bhd..............................  2,130,500    712,221
    MK Land Holdings Bhd................................  3,019,200    237,461
    MKH Bhd.............................................  1,708,590  1,107,990
    MMC Corp. Bhd.......................................    264,800    136,779
*   MNRB Holdings Bhd...................................    806,800    480,372
#*  MPHB Capital Bhd....................................  1,265,200    426,043
*   Mudajaya Group Bhd..................................  2,123,966    638,041
    Muhibbah Engineering M Bhd..........................  3,331,650  1,822,113
*   Mulpha International Bhd............................ 15,624,800    863,876
#   My EG Services Bhd.................................. 13,131,900  6,461,495
#*  Naim Holdings Bhd...................................  1,751,900    794,823
*   Nikko Electronics Bhd...............................     36,600         --
    NTPM Holdings Bhd...................................    640,000    132,249
    OCK Group Bhd.......................................    977,700    199,638
    Oldtown Bhd.........................................  2,211,650  1,049,986
    Oriental Holdings Bhd...............................    233,800    379,223
    OSK Holdings Bhd....................................  5,407,570  2,113,509
    Pacific & Orient Bhd................................    205,000     65,988
    Padini Holdings Bhd.................................  4,458,400  2,903,411
    Panasonic Manufacturing Malaysia Bhd................    157,684  1,541,631
*   Panglobal Bhd.......................................     14,000         --
    Pantech Group Holdings Bhd..........................  1,685,109    238,293
    Paramount Corp. Bhd.................................    410,525    137,272
#*  Parkson Holdings Bhd................................  4,476,808    858,112
*   Perisai Petroleum Teknologi Bhd.....................  8,013,100    444,344
    PESTECH International Bhd...........................    691,600    288,636
    Petron Malaysia Refining & Marketing Bhd............     14,700     13,319
    Pharmaniaga Bhd.....................................    709,060    980,954
    Pie Industrial Bhd..................................    932,100    510,861
    POS Malaysia Bhd....................................  3,078,300  2,157,556
    Power Root Bhd......................................    189,500    111,411
    Press Metal Bhd.....................................  3,826,700  3,921,095
#   Prestariang Bhd.....................................  2,146,600  1,029,774
*   Prime Utilities Bhd.................................      3,000         --
    Protasco Bhd........................................  1,940,600    715,263
#   Puncak Niaga Holdings Bhd...........................  1,730,720    451,066
#   QL Resources Bhd....................................  3,995,330  4,281,572
    RCE Capital Bhd.....................................    176,037     32,199
#*  Rimbunan Sawit Bhd..................................  3,525,300    411,912
#   Salcon Bhd..........................................  6,443,600  1,006,856
    Sarawak Cable Bhd...................................    405,600    133,811
    Sarawak Oil Palms Bhd...............................    506,260    451,854
#   Scientex Bhd........................................    796,962  2,487,007
*   Scomi Energy Services Bhd...........................  1,180,400     59,687
*   Scomi Group Bhd..................................... 10,376,100    385,699
*   Seal, Inc. Bhd......................................     55,000      5,611
    SEG International Bhd...............................     85,100     24,880
    Selangor Dredging Bhd...............................  1,118,200    245,689
    Selangor Properties Bhd.............................    217,400    246,709

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CONTINUED

                                                           SHARES    VALUE++
                                                         ---------- ----------
MALAYSIA -- (Continued)
    Shangri-La Hotels Malaysia Bhd......................    418,700 $  539,276
*   Shell Refining Co. Federation of Malaya Bhd.........     24,000     18,004
    SHL Consolidated Bhd................................    246,000    181,382
#   SKP Resources Bhd...................................    984,200    292,981
#   Star Media Group Bhd................................  2,042,700  1,313,698
#*  Sumatec Resources Bhd...............................  9,919,300    246,134
#   Sunway Bhd..........................................  3,713,160  2,672,819
    Sunway Construction Group Bhd.......................    297,536    120,524
#   Supermax Corp. Bhd..................................  5,273,400  2,695,272
    Suria Capital Holdings Bhd..........................    699,800    340,865
#   Syarikat Takaful Malaysia Bhd.......................  2,576,100  2,540,410
    Symphony Life Bhd...................................    583,326     99,647
    Ta Ann Holdings Bhd.................................  1,719,789  1,423,557
    TA Enterprise Bhd................................... 10,182,800  1,251,848
    TA Global Bhd.......................................  9,613,540    557,758
*   Talam Transform Bhd.................................  5,646,800     62,011
#   Taliworks Corp. Bhd.................................  1,403,450    496,897
    Tambun Indah Land Bhd...............................  1,602,800    586,539
#   TAN Chong Motor Holdings Bhd........................  1,992,000    954,048
*   Tanjung Offshore Bhd................................    982,500     69,057
    Tasek Corp. Bhd.....................................     86,800    320,882
#   TDM Bhd.............................................  8,018,200  1,350,755
#*  TH Plantations Bhd..................................  1,665,860    446,202
    Time dotCom Bhd.....................................  2,063,588  3,808,746
    Tiong NAM Logistics Holdings........................  1,707,100    666,957
    TMC Life Sciences Bhd...............................    356,400     77,113
#   Top Glove Corp. Bhd.................................  4,558,020  4,804,567
    Tropicana Corp. Bhd.................................  4,391,146  1,143,355
#   TSH Resources Bhd...................................  4,162,900  1,914,158
#   Tune Protect Group Bhd..............................  3,784,000  1,526,606
    Uchi Technologies Bhd...............................  1,848,100    736,120
#   UEM Edgenta Bhd.....................................  3,056,000  2,640,170
#   UEM Sunrise Bhd..................................... 10,750,100  2,752,823
#*  UMW Oil & Gas Corp. Bhd.............................  5,300,100  1,172,190
    Unisem M Bhd........................................  3,949,890  2,613,353
    United Malacca Bhd..................................    396,150    562,638
    United Plantations Bhd..............................    435,200  2,837,869
    United U-Li Corp. Bhd...............................    613,900    979,643
#   UOA Development Bhd.................................  4,399,400  2,595,253
#*  Uzma Bhd............................................    900,800    422,264
#   VS Industry Bhd.....................................  6,195,630  2,010,765
#   Wah Seong Corp. Bhd.................................  2,769,369    521,680
#   WCT Holdings Bhd....................................  7,695,299  2,954,902
    Wellcall Holdings Bhd...............................  1,993,800  1,003,536
    Wing Tai Malaysia Bhd...............................  1,065,150    287,455
    WTK Holdings Bhd....................................  2,688,000    693,872
#   Yinson Holdings Bhd.................................  1,759,900  1,329,564
*   YNH Property Bhd....................................  3,027,324  1,422,946
    YTL E-Solutions Bhd.................................  3,055,000    401,893
*   YTL Land & Development Bhd..........................  1,204,600    173,203

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

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CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
MALAYSIA -- (Continued)
    Zhulian Corp. Bhd................................... 1,053,533 $    356,046
                                                                   ------------
TOTAL MALAYSIA..........................................            237,039,708
                                                                   ------------
MEXICO -- (3.2%)
    Alpek S.A.B. de C.V................................. 3,571,730    6,335,773
#   Alsea S.A.B. de C.V................................. 6,071,804   21,693,341
#*  Axtel S.A.B. de C.V................................. 7,758,264    2,312,997
#   Banregio Grupo Financiero S.A.B. de C.V............. 2,236,173   12,788,524
*   Bio Pappel S.A.B. de C.V............................   500,354      656,198
    Bolsa Mexicana de Valores S.A.B. de C.V............. 4,824,428    8,511,578
*   Cia Minera Autlan S.A.B. de C.V. Series B...........   201,255       73,096
#   Consorcio ARA S.A.B. de C.V. Series *............... 8,857,727    3,283,264
*   Controladora Vuela Cia de Aviacion S.A.B. de C.V.
      ADR...............................................   116,401    2,106,858
*   Controladora Vuela Cia de Aviacion S.A.B. de C.V.
      Class A...........................................   463,789      842,736
*   Corp Interamericana de Entretenimiento S.A.B. de
      C.V. Class B......................................   960,372      717,078
    Corp. Actinver S.A.B. de C.V........................   187,852      136,255
#   Corp. Inmobiliaria Vesta S.A.B. de C.V.............. 5,109,468    7,335,834
*   Corp. Mexicana de Restaurantes S.A.B. de C.V........     1,323          599
    Corp. Moctezuma S.A.B. de C.V. Series *.............   861,300    2,664,288
    Corporativo Fragua S.A.B. de C.V....................         3           35
*   Corporativo GBM S.A.B. de C.V.......................    22,477       16,483
#   Credito Real S.A.B. de C.V. SOFOM ER................ 1,265,645    2,366,587
    Cydsa S.A.B. de C.V.................................     3,875        4,812
#*  Desarrolladora Homex S.A.B. de C.V..................    78,182        6,713
*   Empaques Ponderosa S.A. de C.V......................   206,000           --
#*  Empresas ICA S.A.B. de C.V.......................... 2,446,496      322,285
#*  Empresas ICA S.A.B. de C.V. Sponsored ADR...........   308,837      160,760
*   Financiera Independencia S.A.B. de C.V. SOFOM ENR...    62,171       12,434
#*  Genomma Lab Internacional S.A.B. de C.V. Class B.... 7,465,092    8,583,860
    Gentera S.A.B. de C.V............................... 7,327,998   13,608,581
    Gruma S.A.B. de C.V. Class B........................    76,865    1,106,610
#*  Grupo Aeromexico S.A.B. de C.V...................... 2,880,666    5,616,915
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V.. 2,202,376   13,707,588
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR.     2,587      254,224
    Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      Class B...........................................   325,358    3,198,573
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR..     4,975      764,707
    Grupo Aeroportuario del Sureste S.A.B. de C.V.
      Class B...........................................   280,677    4,318,534
    Grupo Cementos de Chihuahua S.A.B. de C.V...........   818,100    2,137,968
    Grupo Comercial Chedraui S.A. de C.V................ 2,709,861    6,135,125
#*  Grupo Famsa S.A.B. de C.V. Class A.................. 2,699,175    1,153,088
#   Grupo Financiero Interacciones SA de C.V. Class O...   706,913    3,494,978
#   Grupo Herdez S.A.B. de C.V. Series *................ 1,933,910    3,995,716
    Grupo Industrial Maseca S.A.B. de C.V. Class B......   592,181      660,084
    Grupo Industrial Saltillo S.A.B. de C.V.............   272,900      473,027
    Grupo KUO S.A.B. de C.V. Series B...................   758,658    1,505,177
*   Grupo Pochteca S.A.B. de C.V........................   585,177      270,898
*   Grupo Posadas S.A.B. de C.V.........................   198,900      483,725
*   Grupo Qumma SA de C.V. Series B.....................   105,334           --
    Grupo Rotoplas S.A.B. de C.V........................    18,138       31,991
    Grupo Sanborns S.A.B. de C.V........................   327,919      412,741
#*  Grupo Simec S.A.B. de C.V. Series B................. 1,622,050    3,623,281
*   Grupo Simec S.A.B. de C.V. Sponsored ADR............     5,180       34,913
*   Grupo Sports World S.A.B. de C.V....................   583,706      521,444

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CONTINUED

                                                           SHARES      VALUE++
                                                         ----------- ------------
MEXICO -- (Continued)
#*  Hoteles City Express S.A.B. de C.V..................     824,474 $    875,042
    Industrias Bachoco S.A.B. de C.V. Series B..........   1,340,394    5,806,229
    Industrias Bachoco S.A.B. de C.V. Sponsored ADR.....      36,780    1,913,296
#*  Industrias CH S.A.B. de C.V. Series B...............   2,280,755    9,160,728
#*  La Comer S.A.B. de C.V..............................   1,431,154    1,274,681
#*  Maxcom Telecomunicaciones S.A.B. de C.V.............   2,820,323      121,988
    Megacable Holdings S.A.B. de C.V....................   1,429,103    5,792,631
#*  Minera Frisco S.A.B. de C.V. Class A1...............   1,530,177    1,259,234
*   OHL Mexico S.A.B. de C.V............................   3,160,211    4,350,136
#   Organizacion Cultiba S.A.B. de C.V..................   1,165,725    1,363,432
*   Organizacion Soriana S.A.B. de C.V. Class B.........       6,317       15,548
#   Qualitas Controladora S.A.B. de C.V.................   1,012,046    1,414,166
    Rassini S.A.B. de C.V...............................      90,235      433,080
*   Sanluis Corp. S.A.B. de C.V.........................       4,642           --
*   Sanluis Corp. S.A.B. de C.V. Class B................       4,642           --
*   Sanluis Rassini S.A.P.I. de C.V. Series A...........       3,300           --
*   Savia SA Class A....................................     610,700           --
#*  Telesites S.A.B. de C.V.............................   1,123,925      681,548
#   TV Azteca S.A.B. de C.V.............................  11,953,920    1,944,504
#*  Urbi Desarrollos Urbanos S.A.B. de C.V..............   2,371,991           89
    Vitro S.A.B. de C.V. Series A.......................     896,390    2,933,466
                                                                     ------------
TOTAL MEXICO............................................              187,782,074
                                                                     ------------
PHILIPPINES -- (1.7%)
    A Soriano Corp......................................   3,430,211      451,793
*   ACR Mining Corp.....................................      48,205        3,434
    Alsons Consolidated Resources, Inc..................   8,785,000      354,649
*   Atlas Consolidated Mining & Development Corp........   6,148,000      555,513
    Belle Corp..........................................  37,835,400    2,587,691
*   Bloomberry Resorts Corp.............................   9,114,100    1,084,747
    Cebu Air, Inc.......................................   1,956,390    4,526,597
    Cebu Holdings, Inc..................................   3,291,900      349,095
    Century Pacific Food, Inc...........................   1,488,000      530,143
    Century Properties Group, Inc.......................  26,261,151      351,333
    China Banking Corp..................................   1,171,308      947,815
*   Cirtek Holdings Philippines Corp....................      85,300       40,197
    COL Financial Group, Inc............................     130,900       45,870
    Cosco Capital, Inc..................................  13,645,100    2,330,228
    D&L Industries, Inc.................................  33,384,500    7,039,871
    DoubleDragon Properties Corp........................   1,304,200    1,590,022
    East West Banking Corp..............................   2,042,600      906,370
    EEI Corp............................................   3,744,700      771,359
    Emperador, Inc......................................     320,600       50,638
*   Empire East Land Holdings, Inc......................  19,893,000      350,615
    Energy Development Corp.............................   3,212,200      400,793
    Filinvest Development Corp..........................   3,314,322      486,043
    Filinvest Land, Inc................................. 126,433,577    5,230,091
    First Gen Corp......................................  12,854,600    7,073,815
    First Philippine Holdings Corp......................   2,483,420    3,733,508
*   Global Ferronickel Holdings, Inc....................   2,181,000       40,389
    Leisure & Resorts World Corp........................   4,437,640      615,960
*   Lepanto Consolidated Mining Co......................  43,735,455      227,849
    Lopez Holdings Corp.................................  21,641,600    3,514,438

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CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
PHILIPPINES -- (Continued)
    Manila Water Co., Inc............................... 10,174,400 $ 5,606,962
    Max's Group, Inc....................................    578,700     350,453
*   Megawide Construction Corp..........................  2,050,108     486,915
*   Melco Crown Philippines Resorts Corp................ 12,451,700     849,458
*   Metro Pacific Corp. Series A........................  1,827,193          --
    Nickel Asia Corp....................................  1,196,000     145,650
    Pepsi-Cola Products Philippines, Inc................ 11,120,900     808,080
    Petron Corp......................................... 14,400,300   3,273,879
*   Philex Mining Corp..................................    354,500      65,691
*   Philippine National Bank............................  2,069,185   2,757,230
*   Philippine National Construction Corp...............    173,000       3,375
    Philippine Savings Bank.............................    356,863     770,805
    Philippine Stock Exchange, Inc. (The)...............    121,592     727,720
*   Philippine Townships, Inc...........................    318,732          --
*   Philtown Properties, Inc............................    111,562          --
    Philweb Corp........................................  3,483,140   1,160,149
    Phinma Corp.........................................    131,349      32,364
    Phoenix Petroleum Philippines, Inc..................    694,880      88,267
    Premium Leisure Corp................................ 18,650,000     444,746
    Puregold Price Club, Inc............................  4,132,600   4,211,043
    RFM Corp............................................  8,856,668     804,832
    Rizal Commercial Banking Corp.......................  3,159,480   2,167,192
    Robinsons Land Corp.................................  9,980,905   6,785,663
    Robinsons Retail Holdings, Inc......................    216,420     396,018
    San Miguel Pure Foods Co., Inc......................     93,790     430,309
    Security Bank Corp..................................  2,358,148  10,968,196
*   SSI Group, Inc......................................  1,128,000      76,490
    Trans-Asia Oil & Energy Development Corp............ 13,642,000     674,705
    Travellers International Hotel Group, Inc...........  4,949,000     378,214
    Union Bank of the Philippines.......................  1,289,071   1,959,608
*   Universal Rightfield Property Holdings, Inc.........  1,062,000          --
*   Victorias Milling Co., Inc..........................    231,600      22,159
    Vista Land & Lifescapes, Inc........................ 48,988,400   6,246,405
    Xurpas, Inc.........................................  1,406,400     537,176
                                                                    -----------
TOTAL PHILIPPINES.......................................             99,420,620
                                                                    -----------
POLAND -- (1.8%)
    AB SA...............................................      1,082       7,497
    ABC Data SA.........................................    129,926      90,649
#   Action SA...........................................     26,708      48,145
    Agora SA............................................    276,756     818,818
#*  Alior Bank SA.......................................    373,301   4,838,248
    Amica Wronki SA.....................................     26,540   1,285,751
#*  AmRest Holdings SE..................................     81,955   5,201,001
#   Apator SA...........................................     59,663     421,330
#   Asseco Poland SA....................................    650,977   8,944,383
#*  Bioton SA...........................................    676,718   1,432,054
    Boryszew SA.........................................  1,196,385   1,784,287
    Budimex SA..........................................    118,692   5,527,061
    CCC SA..............................................     44,739   2,041,329
#*  CD Projekt SA.......................................    711,662   6,355,889
    Ciech SA............................................    292,289   4,320,888
*   ComArch SA..........................................      5,264     202,841

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CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
POLAND -- (Continued)
    Dom Development SA..................................     4,673 $     64,687
    Elektrobudowa SA....................................     8,568      231,950
#   Emperia Holding SA..................................    93,874    1,420,081
*   Enea SA.............................................   520,540    1,462,524
    Energa SA...........................................   214,966      537,164
    Fabryki Mebli Forte SA..............................   137,407    2,473,337
*   Famur SA............................................   350,412      251,809
#*  Farmacol SA.........................................    50,868      635,080
    Firma Oponiarska Debica SA..........................    30,655      821,435
*   Getin Holding SA.................................... 2,682,657      570,692
#*  Getin Noble Bank SA................................. 2,984,396      328,695
    Grupa Azoty Zaklady Chemiczne Police SA.............    76,751      420,583
    Grupa Kety SA.......................................    69,752    6,009,246
#*  Grupa Lotos SA......................................   784,239    5,886,698
*   Impexmetal SA....................................... 1,029,984      663,042
#*  Integer.pl SA.......................................    33,143      301,213
#   Inter Cars SA.......................................    37,061    2,650,525
#*  Jastrzebska Spolka Weglowa SA.......................   418,789    2,686,796
    Kernel Holding SA...................................   437,920    6,954,660
    Kopex SA............................................    57,394       44,664
    KRUK SA.............................................   114,274    6,142,643
    LC Corp. SA.........................................   192,664       98,927
    Lentex SA...........................................   157,761      379,170
#   Lubelski Wegiel Bogdanka SA.........................    68,724      962,555
*   MCI Capital SA......................................   227,344      632,717
    Mostostal Zabrze SA.................................   425,811      148,636
    Netia SA............................................ 2,702,995    3,053,506
    Neuca SA............................................    23,850    2,191,735
    Orbis SA............................................   132,247    2,066,495
*   Pelion SA...........................................    47,515      536,993
    Pfleiderer Grajewo SA...............................    29,607      227,788
#*  PKP Cargo SA........................................    37,098      326,165
#*  Polnord SA..........................................   336,162      889,718
*   Polski Koncern Miesny Duda SA.......................    69,986      113,131
#*  Rafako SA...........................................   307,402      523,483
*   Stalexport Autostrady SA............................   282,703      266,271
    Stalprodukt SA......................................     9,296      839,876
*   Sygnity SA..........................................    40,187       60,934
#*  Synthos SA.......................................... 1,973,682    2,005,606
#*  Tauron Polska Energia SA............................ 5,756,680    4,547,260
    Trakcja SA..........................................   392,729    1,130,534
*   Vistula Group SA.................................... 1,439,663    1,225,826
    Warsaw Stock Exchange...............................   192,404    1,683,748
    Wawel SA............................................       697      166,429
    Zespol Elektrowni Patnow Adamow Konin SA............    65,319      195,993
                                                                   ------------
TOTAL POLAND............................................            108,151,191
                                                                   ------------
SOUTH AFRICA -- (7.0%)
*   Adbee Rf, Ltd.......................................    38,867       93,885
#   Adcock Ingram Holdings, Ltd.........................   848,818    2,927,267
    Adcorp Holdings, Ltd................................   896,475    1,163,630
    Advtech, Ltd........................................ 3,146,875    3,461,005
    Aeci, Ltd........................................... 1,085,693    7,392,030

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CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
SOUTH AFRICA -- (Continued)
*   African Bank Investments, Ltd.......................  5,287,877 $    22,132
    African Oxygen, Ltd.................................    858,752   1,236,364
    African Rainbow Minerals, Ltd.......................    748,241   5,326,283
    Afrimat, Ltd........................................     41,299      60,534
    Alexander Forbes Group Holdings, Ltd................  1,468,592     662,073
*   Allied Electronics Corp., Ltd. Class A..............    169,001      73,116
*   ArcelorMittal South Africa, Ltd.....................  1,784,999   1,094,945
    Ascendis Health, Ltd................................    406,681     695,635
#   Assore, Ltd.........................................    216,988   2,886,180
#   Astral Foods, Ltd...................................    458,146   3,996,168
*   Attacq, Ltd.........................................  2,220,255   3,120,169
*   Aveng, Ltd..........................................  4,254,721   1,221,320
    AVI, Ltd............................................  3,346,741  21,635,721
#   Barloworld, Ltd.....................................  2,216,736  13,139,231
    Blue Label Telecoms, Ltd............................  2,907,771   3,874,667
    Cashbuild, Ltd......................................    212,494   5,768,687
    Caxton and CTP Publishers and Printers, Ltd.........    313,704     316,136
    City Lodge Hotels, Ltd..............................    325,097   3,695,669
    Clicks Group, Ltd...................................  2,666,173  23,877,847
    Clover Industries, Ltd..............................  1,345,179   1,863,157
*   Consolidated Infrastructure Group, Ltd..............    664,270   1,262,771
#   Coronation Fund Managers, Ltd.......................  1,818,975   9,668,095
    DataTec, Ltd........................................  2,060,416   7,456,524
    Distell Group, Ltd..................................    126,723   1,516,796
*   Distribution and Warehousing Network, Ltd...........    103,622      21,998
    DRDGOLD, Ltd........................................  2,910,783   2,386,258
    EOH Holdings, Ltd...................................  1,098,252  11,216,466
#*  Eqstra Holdings, Ltd................................  3,139,032     628,336
*   Evraz Highveld Steel and Vanadium, Ltd..............     63,001         236
#   Exxaro Resources, Ltd...............................    827,889   4,959,038
    Famous Brands, Ltd..................................    653,128   6,472,023
    Foschini Group, Ltd. (The)..........................  1,564,234  16,784,779
    Grand Parade Investments, Ltd.......................  3,255,755     808,208
    Grindrod, Ltd.......................................  5,733,017   4,772,679
    Group Five, Ltd.....................................  1,023,006   1,677,573
#*  Harmony Gold Mining Co., Ltd........................  1,661,807   7,518,794
#*  Harmony Gold Mining Co., Ltd. Sponsored ADR.........  2,858,423  13,062,993
    Holdsport, Ltd......................................    210,011     892,585
*   Howden Africa Holdings, Ltd.........................     39,220      84,894
    Hudaco Industries, Ltd..............................    266,579   1,968,108
    Hulamin, Ltd........................................  1,296,594     543,999
*   Impala Platinum Holdings, Ltd.......................    209,659     925,337
#   Imperial Holdings, Ltd..............................    538,999   6,441,731
#   Invicta Holdings, Ltd...............................    351,408   1,487,791
*   JCI, Ltd............................................  3,131,151          --
    JSE, Ltd............................................    892,197  10,930,010
    KAP Industrial Holdings, Ltd........................  6,871,009   3,212,182
#*  Kumba Iron Ore, Ltd.................................    119,349   1,167,433
#   Lewis Group, Ltd....................................    870,563   2,726,500
    Liberty Holdings, Ltd...............................     31,372     276,957
    Massmart Holdings, Ltd..............................    392,226   4,095,491
    Merafe Resources, Ltd............................... 11,489,424     729,172
    Metair Investments, Ltd.............................  1,296,791   1,917,049

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CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH AFRICA -- (Continued)
    Metrofile Holdings, Ltd.............................    82,524 $     28,658
    MMI Holdings, Ltd...................................   438,264      731,073
    Mpact, Ltd.......................................... 1,500,680    3,651,916
    Murray & Roberts Holdings, Ltd...................... 4,087,163    3,782,880
    Mustek, Ltd.........................................   633,540      260,049
    Nampak, Ltd......................................... 5,214,254    7,968,273
*   Net 1 UEPS Technologies, Inc........................       776        7,703
#*  Northam Platinum, Ltd............................... 3,640,843   13,517,384
    Oceana Group, Ltd...................................   439,922    3,492,658
    Omnia Holdings, Ltd.................................   589,522    7,002,907
    Peregrine Holdings, Ltd............................. 2,000,976    4,349,859
#   Pick n Pay Stores, Ltd.............................. 2,069,376   11,679,208
*   Pinnacle Holdings, Ltd.............................. 1,200,173    1,426,220
    Pioneer Foods Group, Ltd............................   125,420    1,615,674
#   PPC, Ltd............................................ 5,575,704    3,165,245
    PSG Group, Ltd......................................    96,945    1,384,991
    Raubex Group, Ltd................................... 1,306,791    1,798,841
    RCL Foods, Ltd......................................   683,713      689,853
    Reunert, Ltd........................................ 1,517,644    6,834,912
    Rhodes Food Group Pty, Ltd..........................    40,371       75,638
*   Royal Bafokeng Platinum, Ltd........................   710,637    2,657,295
    Santam, Ltd.........................................   262,285    4,406,825
*   Sappi, Ltd.......................................... 4,082,585   20,767,468
    Sibanye Gold, Ltd................................... 1,986,387    9,258,292
    SPAR Group, Ltd. (The).............................. 1,135,084   16,943,151
    Spur Corp., Ltd.....................................   619,410    1,406,097
*   Stefanutti Stocks Holdings, Ltd.....................   229,540       66,062
    Sun International, Ltd.............................. 1,111,017    6,688,397
*   Super Group, Ltd.................................... 3,398,200    9,950,299
    Telkom SA SOC, Ltd.................................. 1,711,490    7,942,797
    Tongaat Hulett, Ltd................................. 1,016,213    8,755,022
    Transaction Capital, Ltd............................   313,749      247,496
    Trencor, Ltd........................................ 1,369,751    3,954,272
    Tsogo Sun Holdings, Ltd............................. 2,665,018    5,568,137
    Wilson Bayly Holmes-Ovcon, Ltd......................   533,248    4,583,466
                                                                   ------------
TOTAL SOUTH AFRICA......................................            413,875,675
                                                                   ------------
SOUTH KOREA -- (13.1%)
#*  3S Korea Co., Ltd...................................    15,208       52,008
#   Able C&C Co., Ltd...................................    72,378    2,083,712
    ABOV Semiconductor Co., Ltd.........................    25,794      227,356
    Ace Technologies Corp...............................    30,193      126,754
#*  Actoz Soft Co., Ltd.................................    36,025      665,121
#   Advanced Nano Products Co., Ltd.....................    45,324      666,868
#*  Advanced Process Systems Corp.......................   138,964    2,348,422
#   Aekyung Petrochemical Co., Ltd......................     9,333      858,797
#   AfreecaTV Co., Ltd..................................    63,042    1,824,065
#*  Agabang&Company.....................................   159,566    1,183,847
#   Ahn-Gook Pharmaceutical Co., Ltd....................    38,563      613,466
#   Ahnlab, Inc.........................................    34,502    1,728,801
#*  AJ Rent A Car Co., Ltd..............................    93,213      869,769
#   AK Holdings, Inc....................................    23,871    1,416,247
#   ALUKO Co., Ltd......................................   224,961    1,136,491

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CONTINUED

                                                         SHARES   VALUE++
                                                         ------- ----------
SOUTH KOREA -- (Continued)
*   ALVOGEN KOREA Co,.Ltd...............................     471 $   13,480
#*  Aminologics Co., Ltd................................  36,345    109,172
#*  Amotech Co., Ltd....................................  53,135    876,918
#*  Anam Electronics Co., Ltd........................... 778,248    971,088
#   Anapass, Inc........................................  51,795    603,408
    Asia Cement Co., Ltd................................   6,445    448,502
#   ASIA Holdings Co., Ltd..............................  11,894  1,121,296
#*  Asia Paper Manufacturing Co., Ltd...................  33,401    746,266
*   Asiana Airlines, Inc................................ 638,206  2,748,634
#*  AUK Corp............................................ 199,140    526,167
    Aurora World Corp...................................  13,265    140,542
#   Autech Corp.........................................  49,323    323,132
#*  Automobile & PCB.................................... 251,614    541,899
    Avaco Co., Ltd......................................  36,215    213,335
    Avatec Co., Ltd.....................................   5,446     37,728
#   Baiksan Co., Ltd....................................  70,583    444,371
*   Barun Electronics Co., Ltd.......................... 204,015    462,543
*   Barunson Entertainment & Arts Corp.................. 159,420    409,918
#*  BH Co., Ltd.........................................  29,776    210,353
#   Binggrae Co., Ltd...................................  34,274  1,926,652
#*  BIT Computer Co., Ltd...............................  68,805    539,581
    Bixolon Co., Ltd....................................  31,526    391,609
#   Bluecom Co., Ltd....................................  61,445    787,907
#*  Bohae Brewery Co., Ltd.............................. 386,730    480,285
    Bookook Securities Co., Ltd.........................   7,410    127,969
#   Boryung Medience Co., Ltd...........................  43,334    659,160
#   Boryung Pharmaceutical Co., Ltd.....................  28,065  1,666,961
#*  Bubang Co., Ltd.....................................  74,329    349,848
*   BUGS Corp...........................................  44,174    459,706
#   Bukwang Pharmaceutical Co., Ltd..................... 106,287  2,894,932
#   BYC Co., Ltd........................................     746    319,372
#   Byucksan Corp....................................... 226,717  1,303,665
    C&S Asset Management Co., Ltd.......................  21,451     78,616
#*  CammSys Corp........................................ 231,399    621,064
#*  Capro Corp.......................................... 177,680    654,505
#   Cell Biotech Co., Ltd...............................  29,868  1,661,761
#*  Celltrion Pharm, Inc................................  73,505  1,603,189
#*  Chabiotech Co., Ltd................................. 220,733  3,170,135
#*  Chadiostech Co., Ltd................................ 119,156    609,752
#*  Charm Engineering Co., Ltd..........................  65,896    167,365
*   Chemtronics Co., Ltd................................  56,211    294,584
#*  Chin Hung International, Inc........................ 106,852    195,835
#*  China Great Star International, Ltd................. 380,444    659,087
#   Chinyang Holdings Corp..............................  85,828    281,654
#*  Choa Pharmaceutical Co..............................  49,861    274,690
*   Chokwang Leather Co., Ltd...........................     607     24,149
#   Chokwang Paint, Ltd.................................  44,110    438,696
#   Chong Kun Dang Pharmaceutical Corp..................  35,758  3,569,006
#   Chongkundang Holdings Corp..........................  26,473  2,203,179
#   Choong Ang Vaccine Laboratory.......................  28,030    608,653
#   Chosun Refractories Co., Ltd........................   5,835    434,383
#   Chungdahm Learning, Inc.............................  24,756    644,234
#   CJ Freshway Corp....................................  35,108  1,398,743

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CONTINUED

                                                         SHARES   VALUE++
                                                         ------- ----------
SOUTH KOREA -- (Continued)
    CJ Hellovision Co., Ltd............................. 115,793 $  954,848
    CJ O Shopping Co., Ltd..............................  20,066  2,900,747
#*  CJ Seafood Corp..................................... 120,956    362,575
#*  Com2uSCorp..........................................  49,489  5,110,730
#   Coreana Cosmetics Co., Ltd..........................  39,120    269,901
#   Cosmax BTI, Inc.....................................  86,313  4,117,778
#   Cosmax, Inc.........................................  34,318  4,446,163
#*  Cosmochemical Co., Ltd..............................  28,914    131,539
#*  COSON Co., Ltd......................................  89,460  1,276,520
#   Crown Confectionery Co., Ltd........................  40,290  1,316,581
#*  CrucialTec Co., Ltd................................. 122,099  1,157,548
#   CS Wind Corp........................................   5,868    127,055
#*  CTC BIO, Inc........................................  19,238    237,166
#*  CUROCOM Co., Ltd.................................... 105,153    308,512
#   D.I Corp............................................ 150,589    607,171
#   Dae Dong Industrial Co., Ltd........................  60,958    432,959
    Dae Han Flour Mills Co., Ltd........................   6,234    984,948
#   Dae Hwa Pharmaceutical Co., Ltd.....................  22,883    853,779
#   Dae Hyun Co., Ltd................................... 184,373    631,261
#*  Dae Won Chemical Co., Ltd........................... 162,336    415,692
#   Dae Won Kang Up Co., Ltd............................ 119,782    514,569
#*  Dae Young Packaging Co., Ltd........................ 526,420    510,615
#*  Dae-Il Corp.........................................  81,189    707,346
#*  Daea TI Co., Ltd.................................... 385,089    684,512
#   Daebongls Co., Ltd..................................  25,931    331,571
#*  Daechang Co., Ltd................................... 299,027    349,242
    Daechang Forging Co., Ltd...........................   1,367     51,026
#   Daeduck Electronics Co.............................. 240,713  1,692,399
#   Daeduck GDS Co., Ltd................................ 115,842  1,376,259
#   Daegu Department Store..............................  27,282    327,585
#*  Daehan New Pharm Co., Ltd...........................  54,459    817,908
    Daehan Steel Co., Ltd...............................  89,447    735,788
*   Daeho International Corp............................     543         --
#   Daekyo Co., Ltd..................................... 126,120    939,833
#*  Daekyung Machinery & Engineering Co., Ltd........... 372,226    477,099
    Daelim B&Co Co., Ltd................................   7,567     84,033
#   Daeryuk Can Co., Ltd................................  58,193    350,808
#   Daesang Corp........................................ 131,422  3,570,554
#   Daesang Holdings Co., Ltd...........................  81,823    920,410
#   Daesung Energy Co., Ltd.............................  23,119    133,221
#   Daesung Holdings Co., Ltd...........................  26,734    226,791
#*  Daewon Cable Co., Ltd............................... 323,526    539,690
#*  Daewon Media Co., Ltd...............................  17,571    218,936
#   Daewon Pharmaceutical Co., Ltd......................  69,579  1,385,239
    Daewon San Up Co., Ltd..............................  49,261    320,964
#*  Daewoo Shipbuilding & Marine Engineering Co., Ltd... 676,333  2,704,970
    Daewoong Co., Ltd...................................  15,951    888,987
#   Daewoong Pharmaceutical Co., Ltd....................  27,671  2,352,553
*   Dahaam E-Tec Co., Ltd...............................   2,100      6,327
#   Daihan Pharmaceutical Co., Ltd......................  21,298    610,400
    Daishin Securities Co., Ltd......................... 264,117  2,492,346
#*  Danal Co., Ltd...................................... 194,321  1,055,047
#   Daou Data Corp......................................  88,245  1,166,299

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

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CONTINUED

                                                         SHARES   VALUE++
                                                         ------- ----------
SOUTH KOREA -- (Continued)
#   Daou Technology, Inc................................ 174,365 $4,152,461
#*  Dasan Networks, Inc................................. 115,433    778,519
#   Dawonsys Co., Ltd...................................  76,924  1,792,578
#   Dayou Automotive Seat Technology Co., Ltd........... 385,111    707,793
*   Dayou Smart Aluminium Co., Ltd...................... 181,009    207,897
#   DCM Corp............................................  22,367    254,725
#*  Deutsch Motors, Inc.................................  68,896    280,092
    DGB Financial Group, Inc............................ 527,390  4,248,519
#   DHP Korea Co., Ltd..................................  59,822    537,991
    Digital Chosun Co., Ltd............................. 180,541    645,363
#*  Digital Optics Co., Ltd.............................  75,140    597,533
#   Digital Power Communications Co., Ltd............... 180,216    619,232
#*  DIO Corp............................................  58,966  3,014,435
#*  Diotek Co., Ltd..................................... 111,896    530,267
    Display Tech Co., Ltd...............................  21,370     98,878
    DK UIL Co., Ltd.....................................  10,000     96,494
*   DMS Co., Ltd........................................  57,307    517,233
#*  DNF Co., Ltd........................................  49,917    617,974
#   Dong A Eltek Co., Ltd...............................  22,781    484,049
#   Dong Ah Tire & Rubber Co., Ltd......................  48,732  1,146,596
#   Dong-A Socio Holdings Co., Ltd......................  17,267  2,532,656
    Dong-A ST Co., Ltd..................................  22,995  2,372,929
#   Dong-Ah Geological Engineering Co., Ltd.............  30,200    274,484
    Dong-Il Corp........................................   4,730    254,061
#   Dongbang Transport Logistics Co., Ltd...............  47,053    122,090
*   DONGBU Co., Ltd..................................... 147,731    102,631
*   Dongbu Corp.........................................   5,831     51,344
*   Dongbu HiTek Co., Ltd............................... 177,016  2,816,331
*   Dongbu Securities Co., Ltd.......................... 211,577    728,963
#*  Dongbu Steel Co., Ltd...............................  11,332    165,442
    Dongil Industries Co., Ltd..........................   2,402    154,823
#   Dongjin Semichem Co., Ltd........................... 209,922  2,130,238
*   Dongkook Industrial Co., Ltd........................  52,105    119,242
    DongKook Pharmaceutical Co., Ltd....................  31,782  1,882,907
    Dongkuk Industries Co., Ltd......................... 123,497    675,774
*   Dongkuk Steel Mill Co., Ltd......................... 388,492  3,154,981
#   Dongkuk Structures & Construction Co., Ltd.......... 178,195  1,242,940
#   Dongsung Chemical Co., Ltd..........................  17,370    391,247
#   DONGSUNG Corp....................................... 176,690  1,068,106
    Dongsung Finetec Co., Ltd...........................  20,470    128,250
#*  Dongsung Pharmaceutical Co., Ltd....................  95,567    487,017
#*  Dongwha Enterprise Co., Ltd.........................   6,700    230,938
#   Dongwha Pharm Co., Ltd.............................. 142,298  1,261,662
    Dongwon Development Co., Ltd........................ 222,679    983,048
#   Dongwon F&B Co., Ltd................................   7,187  1,496,597
#   Dongwon Industries Co., Ltd.........................   8,384  2,115,206
#   Dongwoo Co., Ltd....................................  58,857    223,700
    Dongyang E&P, Inc...................................  30,131    369,017
#*  Dongyang Steel Pipe Co., Ltd........................ 390,818    501,153
#*  Doosan Engine Co., Ltd.............................. 187,669    758,695
#*  Doosan Infracore Co., Ltd........................... 962,816  6,872,205
#*  Dragonfly GF Co., Ltd...............................  41,150    359,245
    DRB Holding Co., Ltd................................  61,263    789,662

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

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                         SHARES   VALUE++
                                                         ------- ----------
SOUTH KOREA -- (Continued)
    DSK Co., Ltd........................................   2,638 $  102,071
#*  Duk San Neolux Co., Ltd.............................  27,719    753,917
#*  Duksan Hi-Metal Co., Ltd............................  87,920    677,225
#   DuzonBIzon Co., Ltd................................. 124,375  2,584,236
    DY Corp............................................. 155,481    875,929
#   e Tec E&C, Ltd......................................   7,060    773,048
#   e-LITECOM Co., Ltd..................................  48,416    519,408
#*  e-Starco Co., Ltd................................... 153,747    220,545
    E1 Corp.............................................  16,869    972,848
#   Eagon Industrial, Ltd...............................  43,403    505,799
#   Easy Bio, Inc....................................... 249,819  1,452,524
*   Eco Energy Holdings Co., Ltd........................  13,211    199,293
#*  Ecopro Co., Ltd.....................................  84,885    937,604
#   EG Corp.............................................  34,204    397,228
#*  Ehwa Technologies Information Co., Ltd.............. 757,196    506,576
#   Elentec Co., Ltd....................................  18,662    120,590
*   ELK Corp............................................ 111,403    194,630
#*  EM-Tech Co., Ltd....................................  62,345    744,396
#*  Emerson Pacific, Inc................................  26,932    924,132
#*  EMKOREA Co., Ltd....................................  51,220    207,783
#   Enex Co., Ltd....................................... 240,928    683,712
#   ENF Technology Co., Ltd.............................  65,074  1,199,744
#   Eo Technics Co., Ltd................................  45,957  4,428,359
#   Estechpharma Co., Ltd...............................  39,533    587,707
#*  ESTsoft Corp........................................  15,932    170,795
#   Eugene Corp......................................... 289,702  1,377,983
#*  Eugene Investment & Securities Co., Ltd............. 551,722  1,416,409
#   Eugene Technology Co., Ltd.......................... 101,067  1,724,799
#   Eusu Holdings Co., Ltd..............................  85,857    804,786
#   EVERDIGM Corp.......................................  63,661    565,315
*   Ezwelfare Co., Ltd..................................   6,480     67,554
#   F&F Co., Ltd........................................  40,777    534,236
#*  Farmsco.............................................  91,694  1,195,709
#*  FarmStory Co., Ltd.................................. 233,823    347,150
#*  Feelux Co., Ltd.....................................  52,309    192,636
#   Fila Korea, Ltd.....................................  63,032  4,980,448
#   Fine Technix Co., Ltd............................... 126,639    338,862
#*  Finetex EnE, Inc....................................  76,593    492,158
#*  Firstec Co., Ltd.................................... 164,190    654,636
#*  Foosung Co., Ltd.................................... 355,339  2,464,825
#   Fursys, Inc.........................................  14,730    444,161
#*  G-SMATT GLOBAL Co., Ltd.............................  59,620  1,541,599
*   Gamevil, Inc........................................   9,583    668,258
#   Gaon Cable Co., Ltd.................................  21,699    465,080
#*  GeneOne Life Science, Inc...........................   4,475     63,396
#*  Genic Co., Ltd......................................  28,325    528,511
    Geumhwa PSC Co., Ltd................................     105      3,623
*   Gigalane Co., Ltd...................................   7,594     46,499
    GIIR, Inc...........................................  22,387    168,046
#*  Global Display Co., Ltd.............................  62,631    195,196
#*  GNCO Co., Ltd....................................... 369,175    843,391
    Golfzon Co., Ltd....................................  16,517  1,101,970
#   GOLFZONYUWONHOLDINGS Co., Ltd....................... 109,600    824,583

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

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CONTINUED

                                                         SHARES   VALUE++
                                                         ------- ----------
SOUTH KOREA -- (Continued)
#   Green Cross Holdings Corp...........................  33,070 $1,013,282
*   Green Non-Life Insurance Co., Ltd...................  22,357         --
#*  GS Global Corp...................................... 198,243    434,551
    GS Home Shopping, Inc...............................  21,139  3,210,553
#   Gwangju Shinsegae Co., Ltd..........................   3,400    758,444
#   Haesung Industrial Co., Ltd.........................  25,164    375,595
#*  Halla Corp.......................................... 104,606    475,004
#   Halla Holdings Corp.................................  51,019  2,875,882
*   Han Express Co., Ltd................................     384     34,292
#   Han Kuk Carbon Co., Ltd............................. 245,312  1,457,299
#   Hana Micron, Inc.................................... 120,173    756,580
#   Hana Tour Service, Inc..............................  58,520  3,771,580
#*  Hanall Biopharma Co., Ltd...........................  83,748  1,650,414
#   Hancom, Inc......................................... 100,956  1,745,278
#   Handok, Inc.........................................  41,183  1,189,235
    Handsome Co., Ltd...................................  89,503  3,116,365
    Hanil Cement Co., Ltd...............................  20,523  1,582,880
#*  Hanjin Heavy Industries & Construction Co., Ltd..... 446,948  1,788,683
#*  Hanjin Heavy Industries & Construction Holdings
      Co., Ltd..........................................  83,425    422,358
#   Hanjin Kal Corp..................................... 269,275  4,238,351
#*  Hanjin P&C Co., Ltd................................. 108,385    258,244
#*  Hanjin Shipping Co., Ltd............................ 670,158  1,260,745
#   Hanjin Transportation Co., Ltd......................  57,455  1,635,221
*   Hankook Cosmetics Manufacturing Co., Ltd............   1,815     52,791
    Hankook Shell Oil Co., Ltd..........................   3,869  1,547,324
*   Hankook Synthetics, Inc.............................     550         --
    Hankuk Glass Industries, Inc........................   9,314    225,090
#   Hankuk Paper Manufacturing Co., Ltd.................  12,824    331,463
#   Hankuk Steel Wire Co., Ltd..........................  55,363    200,442
#   Hanmi Semiconductor Co., Ltd........................  68,216    917,234
    HanmiGlobal Co., Ltd................................  30,137    264,905
    Hans Biomed Corp....................................  44,327    751,958
#   Hansae Yes24 Holdings Co., Ltd......................  60,141    686,573
#*  Hanshin Construction................................  34,744    674,179
#   Hanshin Machinery Co................................ 112,117    314,156
    Hansol Chemical Co., Ltd............................  62,027  4,427,993
#*  Hansol Holdings Co., Ltd............................ 393,662  2,506,419
#*  Hansol HomeDeco Co., Ltd............................ 428,150    713,266
    Hansol Logistics Co., Ltd...........................  43,960    109,388
#   Hansol Paper Co., Ltd...............................  75,054  1,529,807
*   Hansol SeenTec Co, Ltd.()...........................  14,767      4,614
#*  Hansol SeenTec Co, Ltd.(B3ZLQ00)....................  57,489     92,822
#*  Hansol Technics Co., Ltd............................ 112,938  2,116,988
#   Hanwha Galleria Timeworld Co., Ltd..................  12,237    515,894
    Hanwha General Insurance Co., Ltd................... 236,201  1,484,866
#*  Hanwha Investment & Securities Co., Ltd............. 378,784  1,065,240
#   Hanyang Eng Co., Ltd................................  39,237    479,912
    Hanyang Securities Co., Ltd.........................  18,538    128,206
#*  Harim Co., Ltd...................................... 189,668    772,261
*   Harim Holdings Co., Ltd............................. 195,590    943,781
*   HB Technology Co., Ltd.............................. 254,590    987,087
#   Heung-A Shipping Co., Ltd........................... 638,316    786,385
#*  Heungkuk Fire & Marine Insurance Co., Ltd...........  92,139    277,142

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

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CONTINUED

                                                         SHARES   VALUE++
                                                         ------- ----------
SOUTH KOREA -- (Continued)
    High Tech Pharm Co., Ltd............................   7,525 $  109,527
    Hitejinro Holdings Co., Ltd.........................  52,642    643,521
#   HMC Investment Securities Co., Ltd.................. 117,927  1,133,033
#   Home Center Co., Ltd................................ 114,988    439,369
#*  Homecast Co., Ltd................................... 155,448  1,380,685
#   HS Industries Co., Ltd.............................. 232,081  2,216,799
    HS R&A Co., Ltd.....................................  23,158    763,127
#   Huchems Fine Chemical Corp.......................... 153,136  2,672,528
#   Humax Co., Ltd...................................... 115,022  1,500,322
#   Humedix Co., Ltd....................................  19,143    742,413
*   Huneed Technologies.................................   2,445     29,468
*   Huons Co., Ltd......................................  22,109  1,776,378
#   Huons Global Co., Ltd...............................  23,107  1,062,068
#   Huvis Corp..........................................  99,491    721,907
#   Huvitz Co., Ltd.....................................  53,847    746,515
#   Hwa Shin Co., Ltd................................... 114,245    763,945
    Hwacheon Machine Tool Co., Ltd......................   4,979    222,317
    Hwail Pharm Co., Ltd................................  24,724    227,637
    HwaSung Industrial Co., Ltd.........................  61,184    697,856
#   Hy-Lok Corp.........................................  52,365  1,054,129
#   Hyosung ONB Co., Ltd................................  10,277    130,407
    HyosungITX Co., Ltd.................................  14,477    168,355
#*  Hyundai BNG Steel Co., Ltd..........................  60,652    642,315
#   Hyundai C&F, Inc....................................  25,222    402,090
#*  Hyundai Cement Co...................................  10,771    401,172
#   Hyundai Corp........................................  36,882    772,366
#*  Hyundai Elevator Co., Ltd...........................  74,016  4,087,066
#   Hyundai Engineering Plastics Co., Ltd............... 110,768    960,525
    Hyundai Home Shopping Network Corp..................  19,083  2,070,088
    Hyundai Hy Communications & Networks Co., Ltd....... 187,367    640,956
#   Hyundai Livart Furniture Co., Ltd...................  71,564  1,668,397
#*  Hyundai Merchant Marine Co., Ltd....................  52,373    496,626
#*  Hyundai Mipo Dockyard Co., Ltd......................  69,424  5,006,394
#   Hyundai Pharmaceutical Co., Ltd..................... 115,806    574,250
#*  Hyundai Rotem Co., Ltd.............................. 134,724  2,569,192
#   Hyundai Securities Co., Ltd......................... 274,676  1,690,683
#   HyVision System, Inc................................  78,328    535,569
    i-Components Co, Ltd................................  15,076    233,889
#*  i-SENS, Inc.........................................  45,817  1,572,458
#*  iA, Inc............................................. 164,045    761,034
#*  ICD Co., Ltd........................................  84,572  1,204,450
#*  IHQ, Inc............................................ 399,010    765,768
#   Il Dong Pharmaceutical Co., Ltd.....................  65,553  1,667,866
#*  Iljin Display Co., Ltd.............................. 115,139    465,836
#   Iljin Electric Co., Ltd............................. 118,297    524,173
#   Iljin Holdings Co., Ltd............................. 150,141  1,017,922
#*  Iljin Materials Co., Ltd............................  95,764  1,465,171
#   Ilshin Spinning Co., Ltd............................   8,039    919,562
#   Ilsung Pharmaceuticals Co., Ltd.....................   3,004    312,587
#*  IM Co., Ltd.........................................  61,008    358,605
#   iMarketKorea, Inc................................... 110,359  1,237,938
    InBody Co., Ltd.....................................  60,327  2,188,820
#*  Infinitt Healthcare Co., Ltd........................  84,431    668,597

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

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CONTINUED

                                                         SHARES   VALUE++
                                                         ------- ----------
SOUTH KOREA -- (Continued)
#*  Infraware, Inc...................................... 103,254 $  525,032
*   INITECH Co., Ltd....................................   8,006     53,967
#*  InkTec Co., Ltd.....................................  19,662    201,953
#*  InnoWireless, Inc...................................  21,995    208,030
#*  Innox Corp..........................................  63,904    963,384
#*  Insun ENT Co., Ltd.................................. 196,856    984,183
#   Intelligent Digital Integrated Security Co., Ltd....  33,909    395,322
#*  Interflex Co., Ltd..................................  58,255    864,975
    Intergis Co., Ltd...................................  11,220     30,956
#   Interojo Co., Ltd...................................  40,498  1,682,802
#   Interpark Corp......................................  29,138    389,581
#   Interpark Holdings Corp............................. 235,282  1,251,019
#   INTOPS Co., Ltd.....................................  32,596    580,419
    Inzi Controls Co., Ltd..............................  42,034    233,583
    INZI Display Co., Ltd...............................  32,254     62,920
#*  Iones Co., Ltd......................................  44,154    891,773
#   IS Dongseo Co., Ltd.................................  58,229  3,158,597
#   ISC Co., Ltd........................................  50,230  1,247,270
    ISU Chemical Co., Ltd...............................  65,141  1,004,972
#   IsuPetasys Co., Ltd................................. 189,204    865,322
#   J.ESTINA Co., Ltd...................................  59,326    702,641
#   Jahwa Electronics Co., Ltd..........................  67,230    800,090
#   JB Financial Group Co., Ltd......................... 648,233  3,456,804
*   Jcontentree Corp.................................... 261,672    994,908
#   Jeil Pharmaceutical Co..............................   3,204    204,919
#*  Jeju Semiconductor Corp.............................  30,122    119,389
    Jinro Distillers Co., Ltd...........................  13,228    395,239
#   Jinsung T.E.C.......................................  43,317    235,700
    JLS Co., Ltd........................................  11,332     67,359
#*  JoyCity Corp........................................  39,621  1,114,268
#*  Joymax Co., Ltd.....................................  24,322    172,241
#*  Jusung Engineering Co., Ltd......................... 239,830  2,369,206
#   JVM Co., Ltd........................................  21,370  1,030,821
#   JW Holdings Corp.................................... 199,371  2,111,325
#   JW Pharmaceutical Corp..............................  59,988  3,102,541
#   JW Shinyak Corp.....................................  16,523    159,625
*   JYP Entertainment Corp.............................. 156,375    740,727
#   Kangnam Jevisco Co., Ltd............................  23,988    798,506
#   KAON Media Co., Ltd.................................  58,663    623,509
#   KB Capital Co., Ltd.................................  69,848  1,548,259
    KB Insurance Co., Ltd...............................  91,643  2,324,592
*   KC Cottrell Co., Ltd................................  28,166    140,523
#   KC Green Holdings Co., Ltd..........................  86,025    634,427
#   KC Tech Co., Ltd.................................... 123,092  1,781,853
#*  KCC Engineering & Construction Co., Ltd.............  24,267    266,817
*   KCO Energy, Inc.....................................     120         --
#*  KEC Corp............................................ 343,461    361,936
#   KEPCO Engineering & Construction Co., Inc...........  80,921  2,275,177
#   Keyang Electric Machinery Co., Ltd.................. 156,430    852,241
#*  KEYEAST Co., Ltd.................................... 380,971  1,079,832
#   KG Chemical Corp....................................  57,219    711,377
#   KG Eco Technology Service Co., Ltd..................  95,068    282,209
#   Kginicis Co., Ltd...................................  97,668  1,219,028

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

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CONTINUED

                                                         SHARES   VALUE++
                                                         ------- ----------
SOUTH KOREA -- (Continued)
#   KGMobilians Co., Ltd................................  73,591 $  714,322
#   KH Vatec Co., Ltd................................... 101,591  1,118,091
#   KISCO Corp..........................................  22,326    795,815
    KISCO Holdings Co., Ltd.............................   4,826    262,228
#   Kishin Corp.........................................  49,420    253,883
#   KISWIRE, Ltd........................................  39,054  1,289,750
#   KIWOOM Securities Co., Ltd..........................  43,618  3,082,865
#*  KleanNara Co., Ltd..................................  94,982    492,323
*   KMH Co., Ltd........................................  59,648    532,471
#*  KMH Hitech Co., Ltd................................. 147,148    256,498
#*  KMW Co., Ltd........................................  35,562    271,524
#   Kocom Co., Ltd......................................  42,420    417,408
    Kodaco Co., Ltd.....................................  86,144    286,009
#   Koentec Co., Ltd.................................... 306,814    756,044
#   Koh Young Technology, Inc...........................  63,733  2,664,146
#   Kolao Holdings...................................... 143,996  1,063,070
#   Kolon Corp..........................................  45,278  2,668,867
#*  Kolon Global Corp...................................  24,259    332,825
    Kolon Industries, Inc...............................  13,625  1,060,904
#   Kolon Life Science, Inc.............................  30,856  4,338,381
    Kolon Plastic, Inc..................................  16,169    120,609
#   KONA I Co., Ltd.....................................  89,651  1,430,636
#   Kook Soon Dang Brewery Co., Ltd.....................  77,360    498,960
#   Korea Alcohol Industrial Co., Ltd...................  63,908    526,347
#   Korea Cast Iron Pipe Industries Co., Ltd............  58,506    536,524
#   Korea Circuit Co., Ltd..............................  72,493    648,233
#   Korea District Heating Corp.........................  18,020  1,079,080
    Korea Electric Terminal Co., Ltd....................  32,072  2,515,581
#   Korea Electronic Certification Authority, Inc....... 106,169    699,787
#   Korea Electronic Power Industrial Development Co.,
      Ltd...............................................  74,881    378,019
    Korea Export Packaging Industrial Co., Ltd..........   5,621    105,923
*   Korea Flange Co., Ltd...............................  19,644    265,894
#*  Korea Information & Communications Co, Ltd..........  77,425    885,890
#   Korea Information Certificate Authority, Inc........  71,807    528,882
#   Korea Kolmar Co., Ltd...............................   2,090    177,379
#   Korea Kolmar Holdings Co., Ltd......................  39,682  1,674,483
#*  Korea Line Corp.....................................  81,352  1,411,707
#   Korea Petrochemical Ind Co., Ltd....................  19,034  4,005,589
#   Korea United Pharm, Inc.............................  61,860  1,190,255
    Korean Reinsurance Co............................... 432,194  4,669,739
    Kortek Corp.........................................  72,394    805,104
    KPX Chemical Co., Ltd...............................   8,354    377,465
#*  KR Motors Co., Ltd..................................  56,572     58,690
#*  KSCB Co., Ltd.......................................  40,832    212,510
    KSS LINE, Ltd.......................................  18,942    285,731
*   KT Hitel Co., Ltd...................................  84,297    614,872
#*  KT Music Corp....................................... 125,575    511,191
    KT Skylife Co., Ltd................................. 136,105  2,226,122
    KT Submarine Co., Ltd...............................  35,932    196,854
#*  KTB Investment & Securities Co., Ltd................ 315,140    831,929
#   KTCS Corp...........................................  78,212    180,736
#   Ktis Corp...........................................  97,811    396,451
    Kukbo Design Co., Ltd...............................   8,015    137,390

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

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CONTINUED

                                                         SHARES   VALUE++
                                                         ------- ----------
SOUTH KOREA -- (Continued)
#   Kukdo Chemical Co., Ltd.............................  23,631 $1,200,169
*   Kukdong Corp........................................   1,069      9,896
#   Kukdong Oil & Chemicals Co., Ltd....................  62,920    205,826
*   Kum Yang Co., Ltd. .................................  33,178    130,769
#*  Kumho Electric Co., Ltd.............................  18,861    196,185
#*  Kumho Industrial Co., Ltd........................... 126,641  1,012,338
#*  Kumho Tire Co., Inc................................. 625,465  5,567,543
#   Kumkang Kind Co., Ltd...............................  16,750    777,187
    Kwang Dong Pharmaceutical Co., Ltd.................. 200,071  1,699,908
#*  Kwang Myung Electric Co., Ltd....................... 278,852    622,852
#   Kwangju Bank........................................  96,895    820,739
#*  Kyeryong Construction Industrial Co., Ltd...........  17,512    190,982
    Kyobo Securities Co., Ltd........................... 131,658  1,223,886
#   Kyung Dong Navien Co., Ltd..........................  33,704  1,857,197
*   Kyung Nam Pharm Co., Ltd............................  20,264    128,732
#   Kyung-In Synthetic Corp............................. 138,600    796,324
    Kyungbang, Ltd......................................   5,461    839,256
    Kyungchang Industrial Co., Ltd......................  73,797    411,842
#   KyungDong City Gas Co., Ltd.........................  14,011    991,247
#   Kyungdong Pharm Co., Ltd............................  40,182    682,013
#   L&F Co., Ltd........................................  41,197    511,466
#*  LB Semicon, Inc..................................... 157,825    611,135
#   LEADCORP, Inc. (The)................................  66,829    549,451
#*  Leaders Cosmetics Co., Ltd..........................  69,279  1,743,449
#   LEENO Industrial, Inc...............................  56,461  2,120,338
    Leenos Corp.........................................  96,769    416,708
    LF Corp............................................. 134,717  2,513,263
#   LG Hausys, Ltd......................................  40,557  4,582,752
    LG International Corp............................... 206,725  6,739,066
#*  LG Life Sciences, Ltd...............................  64,585  4,203,174
    Lion Chemtech Co., Ltd..............................  13,074    237,671
*   LIS Co., Ltd........................................  21,772    336,394
    LMS Co., Ltd........................................  32,869    216,103
#   Lock&Lock Co., Ltd.................................. 154,467  1,776,325
#*  LOT Vacuum Co., Ltd.................................  47,816    766,223
    LOTTE Fine Chemical Co., Ltd........................ 123,140  3,915,208
#   Lotte Food Co., Ltd.................................   4,403  3,204,492
#   LOTTE Himart Co., Ltd...............................  57,926  2,316,044
#*  Lotte Non-Life Insurance Co., Ltd................... 479,609  1,091,827
    LS Corp.............................................  27,312  1,302,707
#   LS Industrial Systems Co., Ltd......................  93,480  3,628,542
*   Lumens Co., Ltd..................................... 317,869  1,300,023
#*  Macrogen, Inc.......................................  51,136  1,735,685
#   Maeil Dairy Industry Co., Ltd.......................  43,227  1,496,444
#*  Majestar Co., Ltd...................................  52,747    126,899
#   Mando Corp..........................................   9,928  2,308,475
#   Mcnex Co., Ltd......................................  38,722    586,194
#   MDS Technology Co., Ltd.............................  36,563    646,967
#*  Medipost Co., Ltd...................................   3,841    289,943
#   MegaStudy Co., Ltd..................................  17,540    528,062
    MegaStudyEdu Co., Ltd...............................   4,919    207,061
#*  Melfas, Inc......................................... 104,886    771,761
#   Meritz Fire & Marine Insurance Co., Ltd............. 200,374  2,745,555

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CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
SOUTH KOREA -- (Continued)
#   META BIOMED Co., Ltd................................   111,359 $  513,081
#*  Mgame Corp..........................................    97,978    515,363
    Mi Chang Oil Industrial Co., Ltd....................     3,091    249,645
*   MiCo, Ltd...........................................    29,991     94,467
    Mirae Asset Securities Co., Ltd.....................    33,003    785,466
#*  Mirae Corp.......................................... 2,226,388    714,640
    Miwon Chemicals Co., Ltd............................     2,328    154,709
*   Miwon Commercial Co., Ltd...........................       716    157,918
#   Miwon Specialty Chemical Co., Ltd...................     1,200    473,356
#   MK Electron Co., Ltd................................   108,089  1,131,368
#*  MNTech Co., Ltd.....................................   110,847    501,789
    Moda-InnoChips Co., Ltd.............................    14,702    165,518
#   Modetour Network, Inc...............................    66,895  1,595,308
#   Monalisa Co., Ltd...................................    68,050    241,183
#   MonAmi Co., Ltd.....................................   112,097    463,808
#   Moorim P&P Co., Ltd.................................   143,600    560,803
#*  Moorim Paper Co., Ltd...............................   149,278    414,953
#   Motonic Corp........................................    74,383    615,278
#   Muhak Co., Ltd......................................    88,177  1,869,319
#   Multicampus Co, Ltd.................................    15,055    557,645
#   Namhae Chemical Corp................................   149,878  1,183,822
#*  Namsun Aluminum Co., Ltd............................   496,334    650,041
#   Namyang Dairy Products Co., Ltd.....................     2,013  1,227,162
#*  Nanos Co., Ltd......................................    38,381     62,875
    Nasmedia Co., Ltd...................................     4,122    179,287
#*  Naturalendo Tech Co., Ltd...........................    64,724  1,064,078
#   NeoPharm Co., Ltd...................................    26,775    832,949
#*  Neowiz Games Corp...................................    87,828  1,103,173
#   NEOWIZ HOLDINGS Corp................................    31,347    402,881
    NEPES Corp..........................................   107,205    807,018
#   Nexen Corp..........................................   318,545  2,273,416
    Nexen Tire Corp.....................................   222,957  2,682,312
#*  Nexolon Co., Ltd....................................     2,976      2,324
#*  Nexon GT Co., Ltd...................................    91,753    819,995
#*  NHN Entertainment Corp..............................   114,640  6,747,434
#   NHN KCP Corp........................................    73,297  1,452,945
    NICE Holdings Co., Ltd..............................   104,644  1,822,379
#   Nice Information & Telecommunication, Inc...........    21,556    651,407
#   NICE Information Service Co., Ltd...................   216,641  1,385,213
    NICE Total Cash Management Co., Ltd.................    30,025    180,702
#*  NK Co., Ltd.........................................   199,266    870,262
#   Nong Shim Holdings Co., Ltd.........................    10,594  1,219,990
#   Nong Woo Bio Co., Ltd...............................    46,463    989,302
#   Noroo Holdings Co., Ltd.............................    13,599    221,645
#   NOROO Paint & Coatings Co., Ltd.....................    61,681    578,980
    NPC.................................................    64,609    410,908
*   NS Shopping Co., Ltd................................     7,181  1,146,607
#*  NUVOTEC Co., Ltd....................................   153,125    789,541
#*  Omnisystem Co., Ltd.................................   215,458    667,844
#   Openbase, Inc.......................................   143,916    641,303
    Opto Device Technology Co., Ltd.....................    32,211    270,501
#*  OPTRON-TEC, Inc.....................................   103,096    712,703
#*  Orientbio, Inc......................................   623,111  1,231,623

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CONTINUED

                                                         SHARES   VALUE++
                                                         ------- ----------
SOUTH KOREA -- (Continued)
#*  OSANGJAIEL Co., Ltd.................................  20,524 $  219,792
#*  Osstem Implant Co., Ltd.............................  63,610  4,331,270
#*  Osung LST Co., Ltd.................................. 246,799    280,045
#   Ottogi Corp.........................................   1,199    838,095
#   Pan-Pacific Co., Ltd................................ 164,180    559,454
    Pang Rim Co., Ltd...................................  10,174    216,331
#*  PaperCorea, Inc..................................... 936,730    720,525
#   Paradise Co., Ltd................................... 292,001  4,176,998
#*  PARK & OPC Co., Ltd.................................  74,501    514,438
    Partron Co., Ltd.................................... 248,455  2,630,146
#*  Paru Co., Ltd....................................... 181,135    652,199
#*  Pharmicell Co., Ltd.................................  85,904    496,900
#*  Pobis TNC Co., Ltd.................................. 118,409    294,677
    Poongsan Corp....................................... 144,872  4,024,594
#   Poongsan Holdings Corp..............................  26,213  1,005,402
    POSCO Chemtech Co., Ltd............................. 123,628  1,231,800
    POSCO Coated & Color Steel Co., Ltd.................   2,498     58,388
#*  Posco ICT Co., Ltd.................................. 312,644  1,712,694
#   Posco M-Tech Co., Ltd...............................  90,488    230,032
#*  Power Logics Co., Ltd............................... 162,580    711,468
#   PSK, Inc............................................  84,672  1,098,241
#   Pulmuone Co., Ltd...................................   6,862    821,235
#   Pyeong Hwa Automotive Co., Ltd......................  76,039    798,279
*   RaonSecure Co., Ltd.................................  40,939    121,882
#*  Redrover Co., Ltd...................................  95,602    611,628
#   Reyon Pharmaceutical Co., Ltd.......................  27,114    867,478
#   RFsemi Technologies, Inc............................  30,415    316,320
#   RFTech Co., Ltd.....................................  80,741    422,029
#   S Net Systems, Inc..................................  57,370    364,451
#*  S&C Engine Group, Ltd............................... 322,232    475,194
#*  S&S Tech Corp.......................................  77,669    667,616
#   S&T Corp............................................  14,935    281,857
#   S&T Dynamics Co., Ltd............................... 160,725  1,415,796
    S&T Holdings Co., Ltd...............................  41,361    696,098
#   S&T Motiv Co., Ltd..................................  53,071  2,880,840
#*  S-Connect Co., Ltd.................................. 302,473    837,622
#   S-Energy Co., Ltd...................................  60,670    447,182
#*  S-MAC Co., Ltd...................................... 104,955    788,560
#   Saeron Automotive Corp..............................   2,640     18,944
#*  Sajo Industries Co., Ltd............................  14,636    891,495
#*  Sajodongaone Co., Ltd...............................  97,980    151,901
*   SAJOHAEPYO Corp.....................................     574      7,825
    Sam Chun Dang Pharm Co., Ltd........................  83,531    735,320
#   Sam Young Electronics Co., Ltd......................  73,583    804,520
#   Sam Yung Trading Co., Ltd...........................  64,634  1,119,225
#   Samchully Co., Ltd..................................  16,091  1,531,119
#   Samchuly Bicycle Co., Ltd...........................  50,784    785,792
#   Samho Development Co., Ltd..........................  64,551    202,929
#*  Samho International Co., Ltd........................  40,009    594,139
#   SAMHWA Paints Industrial Co., Ltd...................  57,633    593,148
#   Samick Musical Instruments Co., Ltd................. 408,541  1,022,824
#   Samick THK Co., Ltd.................................  58,551    538,717
#   Samjin LND Co., Ltd.................................  78,828    236,190

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CONTINUED

                                                         SHARES   VALUE++
                                                         ------- ----------
SOUTH KOREA -- (Continued)
#   Samjin Pharmaceutical Co., Ltd......................  60,993 $1,800,232
    Samkee Automotive Co., Ltd..........................  37,636    137,285
#   Samkwang Glass......................................  20,201  1,492,401
#   Sammok S-Form Co., Ltd..............................  30,747    448,962
#*  SAMT Co., Ltd....................................... 311,702    492,825
#   Samwha Capacitor Co., Ltd...........................  46,592    489,751
    Samyang Corp........................................  18,571  1,607,743
#   Samyang Foods Co., Ltd..............................  18,333    414,955
    Samyang Holdings Corp...............................  22,926  2,473,546
#   Samyang Tongsang Co., Ltd...........................   9,663    445,533
#*  Samyoung Chemical Co., Ltd.......................... 136,867    193,713
*   Sang-A Frontec Co., Ltd.............................  12,800    119,640
#*  Sangbo Corp......................................... 143,028    542,189
    Sangsin Brake.......................................  19,906    127,581
#*  Sapphire Technology Co., Ltd........................  42,273    269,231
#   SaraminHR Co, Ltd...................................  14,160    213,649
#   Satrec Initiative Co., Ltd..........................  11,287    598,797
#   SAVEZONE I&C Corp...................................  62,674    290,425
#*  SBI Investment Korea Co., Ltd....................... 257,130    157,519
    SBS Contents Hub Co., Ltd...........................  42,121    432,401
    SBS Media Holdings Co., Ltd......................... 284,678    773,233
#*  SBW................................................. 342,769    868,082
    Seah Besteel Corp...................................  87,900  2,107,793
    SeAH Holdings Corp..................................   4,811    573,830
    SeAH Steel Corp.....................................  19,174  1,196,650
#   Sebang Co., Ltd.....................................  65,269    931,991
    Sebang Global Battery Co., Ltd......................  42,718  1,476,876
#*  Seegene, Inc........................................  58,471  1,899,030
#   Sejong Industrial Co., Ltd..........................  70,108    689,083
#   Sekonix Co., Ltd....................................  49,364    810,120
#   Sempio Foods Co.....................................  13,836    800,404
#*  Seobu T&D...........................................  81,608  1,506,834
#   Seohan Co., Ltd..................................... 516,097    913,445
#*  Seohee Construction Co., Ltd........................ 889,273  1,184,374
#   Seoul Auction Co., Ltd..............................  61,009    875,822
    Seoul Pharma Co., Ltd...............................  16,208    197,101
#   Seoul Semiconductor Co., Ltd........................ 245,479  3,680,187
#   SEOWONINTECH Co., Ltd...............................  60,461    632,834
#   Seoyon Co,. Ltd..................................... 109,742  1,085,684
#*  Sewon Cellontech Co., Ltd........................... 240,674    748,150
    Sewon Precision Industry Co., Ltd...................  21,670    356,536
#   SEWOONMEDICAL Co., Ltd.............................. 119,784    549,943
#   SFA Engineering Corp................................  60,404  3,258,638
#*  SFA Semicon Co, Ltd................................. 300,260    707,518
#*  SG Corp............................................. 865,420    948,443
#*  SGA Co., Ltd........................................ 428,212    538,709
#   SH Energy & Chemical Co., Ltd....................... 527,381    828,469
#*  Shin Poong Pharmaceutical Co., Ltd.................. 178,552  1,151,518
#*  Shinil Industrial Co., Ltd.......................... 301,022    494,839
#   Shinsegae Engineering & Construction Co., Ltd.......  15,285    634,786
#   Shinsegae Food Co., Ltd.............................   2,696    382,136
#   Shinsegae Information & Communication Co., Ltd......   7,550    552,694
#   Shinsegae International, Inc........................  16,480  1,152,837

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CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
SOUTH KOREA -- (Continued)
#*  Shinsung Solar Energy Co., Ltd......................   402,094 $  862,428
#*  Shinsung Tongsang Co., Ltd..........................   705,326    882,314
#*  Shinwha Intertek Corp...............................   154,445    693,349
#*  Shinwon Corp........................................   173,143    291,861
#   Shinyoung Securities Co., Ltd.......................    18,682    840,800
#   SHOWBOX Corp........................................   168,507  1,190,922
#*  Signetics Corp......................................   318,976    509,985
#*  SIGONG TECH Co., Ltd................................    85,687    472,285
#   Silicon Works Co., Ltd..............................    70,469  1,988,903
#   Silla Co., Ltd......................................    38,828    530,109
#*  SIMMTECH HOLDINGS Co., Ltd..........................   217,148    604,910
#   SIMPAC, Inc.........................................    85,286    393,498
    Sindoh Co., Ltd.....................................    14,446    667,045
#   Sinjin SM Co., Ltd..................................    13,589    133,105
#   SJM Co., Ltd........................................    34,349    224,837
#   SK Bioland Co., Ltd.................................    56,436  1,152,395
#*  SK Communications Co., Ltd..........................   103,928    316,399
#   SK Gas, Ltd.........................................    26,139  1,986,334
    SK Materials Co., Ltd...............................    35,023  4,607,074
    SK Networks Co., Ltd................................   468,093  2,601,816
#*  SK Securities Co., Ltd.............................. 2,529,123  2,750,162
    SKC Co., Ltd........................................   144,875  3,873,636
*   SKC Solmics Co., Ltd................................    43,587     87,445
#   SKCKOLONPI, Inc.....................................    78,616    843,034
    SL Corp.............................................    93,069  1,200,178
#*  SM Culture & Contents Co., Ltd......................    74,398    157,449
#*  SM Entertainment Co.................................   106,845  2,957,039
    SMCo.re, Inc........................................    24,244    151,166
    SMEC Co., Ltd.......................................    33,848    117,490
*   SNU Precision Co., Ltd..............................     9,984     45,448
#*  Solborn, Inc........................................    94,578    570,364
#   Solid, Inc..........................................   110,705    480,525
#   Songwon Industrial Co., Ltd.........................   100,166  1,801,724
#*  Sonokong Co., Ltd...................................   121,644    662,335
#*  Soosan Heavy Industries Co., Ltd....................    61,925    121,175
#   Soulbrain Co., Ltd..................................    57,380  3,334,881
#   Spigen Korea Co., Ltd...............................    12,305    696,334
#*  Ssangyong Cement Industrial Co., Ltd................    59,750  1,019,375
*   Ssangyong Materials Corp............................    12,596     34,185
*   STX Corp............................................    14,209     30,956
#   Suheung Co., Ltd....................................    37,383  1,400,297
    Sun Kwang Co., Ltd..................................     7,758    129,311
#   Sunchang Corp.......................................    52,644    505,841
#*  SundayToz Corp......................................    19,944    669,845
*   Sung Bo Chemicals Co., Ltd..........................     3,515     18,972
#   Sung Kwang Bend Co., Ltd............................   117,986    972,882
#   Sungchang Enterprise Holdings, Ltd..................   422,410  1,226,043
#*  Sungshin Cement Co., Ltd............................   109,211  1,084,447
#   Sungwoo Hitech Co., Ltd.............................   229,299  1,676,984
#   Sunjin Co., Ltd.....................................    25,877    638,874
#*  Suprema HQ, Inc.....................................    36,612    388,143
*   Suprema, Inc........................................    33,897    794,033
#*  Synopex, Inc........................................   386,550    743,591

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CONTINUED

                                                         SHARES   VALUE++
                                                         ------- ----------
SOUTH KOREA -- (Continued)
#   Systems Technology, Inc.............................  24,890 $  216,077
    Tae Kyung Industrial Co., Ltd.......................  39,841    177,870
    Taekwang Industrial Co., Ltd........................   2,331  1,868,788
#*  Taewoong Co., Ltd...................................  66,164  1,256,511
#*  Taeyoung Engineering & Construction Co., Ltd........ 246,613  1,340,284
*   Taihan Textile Co., Ltd.............................     844     45,861
#   Tailim Packaging Co., Ltd........................... 195,880    585,345
#*  TBH Global Co., Ltd.................................  56,715    491,768
#   TechWing, Inc.......................................  60,408    780,465
#*  Tera Semicon Co., Ltd...............................  45,083  1,106,021
#   TES Co., Ltd........................................  80,589  1,400,831
#*  Texcell-NetCom Co., Ltd............................. 191,032    920,194
#*  Theragen Etex Co., Ltd..............................  31,067    200,167
#*  Thinkware Systems Corp..............................  24,343    349,190
#*  TK Chemical Corp.................................... 283,667    557,053
#   TK Corp.............................................  96,322    749,310
    TLI, Inc............................................   7,937     48,392
#   Tokai Carbon Korea Co., Ltd.........................  26,056    858,075
#   Tong Yang Moolsan Co., Ltd.......................... 225,900    402,281
#*  Tongyang Cement & Energy Corp.......................  44,726    178,256
    Tongyang Life Insurance Co, Ltd..................... 292,281  2,807,384
#   Tongyang, Inc....................................... 850,490  2,733,289
*   Top Engineering Co., Ltd............................  21,822    119,949
#   Toptec Co., Ltd.....................................  72,542  1,314,792
#   Tovis Co., Ltd......................................  99,579    864,961
#*  Trais Co., Ltd......................................  24,456     50,991
#   TS Corp.............................................  28,650    653,339
#   UBCare Co., Ltd..................................... 120,088    454,833
#   Ubiquoss, Inc.......................................  79,861    731,910
#*  Ubivelox, Inc.......................................  25,329    267,314
#   Uju Electronics Co., Ltd............................  42,498    541,928
#   Unid Co., Ltd.......................................  35,003  1,422,609
#   Union Semiconductor Equipment & Materials Co., Ltd..  72,946    852,319
#   Uniquest Corp.......................................  16,238     59,657
#*  Unison Co., Ltd.....................................  65,618    102,859
#   UniTest, Inc........................................  91,098    799,397
#   Value Added Technologies Co., Ltd...................  41,298  1,442,648
#   Very Good Leisure Co., Ltd..........................  25,853    182,645
#   Viatron Technologies, Inc...........................  55,518  1,358,264
#   Vieworks Co., Ltd...................................  42,128  1,874,548
#   Visang Education, Inc...............................  38,704    510,355
#   Vitzrocell Co., Ltd.................................  48,473    527,787
#*  Webzen, Inc.........................................  96,066  1,613,536
*   Welcron Co., Ltd....................................  46,473    152,304
#*  WeMade Entertainment Co., Ltd.......................  54,178  1,162,352
#   Whanin Pharmaceutical Co., Ltd......................  79,288  1,144,331
#   WillBes & Co. (The)................................. 319,383    738,233
#*  Winix, Inc..........................................  44,681    380,833
#   Wins Co., Ltd.......................................  51,535    552,871
#   WiSoL Co., Ltd...................................... 104,172  1,410,710
#*  WIZIT Co., Ltd...................................... 407,823    535,206
#*  Wonik Cube Corp.....................................  13,011     39,648
#*  Wonik Holdings Co., Ltd............................. 185,597  1,294,989

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CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
*   WONIK IPS Co., Ltd..................................   176,725 $  3,920,561
#*  Wonik Materials Co., Ltd............................    23,196    1,448,872
#*  Wonik QnC Corp......................................    36,359      605,273
    Woojin, Inc.........................................     2,070       12,827
#*  Woongjin Co., Ltd...................................   306,169      805,558
#*  Woongjin Energy Co., Ltd............................   484,598      472,868
#*  Woongjin Thinkbig Co., Ltd..........................   132,042    1,319,980
#*  Wooree ETI Co., Ltd.................................   170,326      323,064
#*  Woori Investment Bank Co., Ltd...................... 2,611,217    1,863,580
*   Woori Technology, Inc...............................   205,210      168,909
#*  Wooridul Pharmaceutical, Ltd........................    53,501      780,688
#   WooSung Feed Co., Ltd...............................    97,737      309,658
#   Y G-1 Co., Ltd......................................    83,466      764,475
#*  YD Online Corp......................................    75,105      590,897
#*  YeaRimDang Publishing Co., Ltd......................    60,361      303,088
#   Yeong Hwa Metal Co., Ltd............................   169,978      311,730
    YES24 Co., Ltd......................................    43,089      262,612
    YESCO Co., Ltd......................................    15,638      546,084
#   YG Entertainment, Inc...............................    52,588    1,792,882
*   YG Plus.............................................    12,485       35,407
#   Yoosung Enterprise Co., Ltd.........................   142,242      506,810
    YooSung T&S Co., Ltd................................    45,047      214,389
#   Youlchon Chemical Co., Ltd..........................    68,404      851,679
#   Young Heung Iron & Steel Co., Ltd...................   287,784      513,164
    Young Poong Corp....................................       167      167,918
*   Young Poong Mining & Construction Corp..............     1,580           --
#   Young Poong Precision Corp..........................    79,593      622,020
#   Youngone Holdings Co., Ltd..........................    34,916    1,891,842
#*  Yuanta Securities Korea Co., Ltd....................   517,537    1,704,505
#   YuHwa Securities Co., Ltd...........................    13,060      184,564
#*  Yungjin Pharmaceutical Co., Ltd.....................    22,517      217,227
#*  Yuyang DNU Co., Ltd.................................   119,047      349,089
*   ZeroOne Interactive Co., Ltd........................     3,200           --
    Zeus Co., Ltd.......................................    17,660      229,569
                                                                   ------------
TOTAL SOUTH KOREA.......................................            769,251,162
                                                                   ------------
TAIWAN -- (13.4%)
#   A-DATA Technology Co., Ltd.......................... 1,519,879    2,142,266
    Ability Enterprise Co., Ltd......................... 1,706,293      938,311
#   AcBel Polytech, Inc................................. 2,709,599    2,242,210
#   Accton Technology Corp.............................. 3,104,763    5,392,903
#   ACES Electronic Co., Ltd............................   605,000      481,275
#   Achem Technology Corp............................... 1,616,860      577,589
#*  Acme Electronics Corp...............................   529,000      211,087
#   Acter Co., Ltd......................................   211,000      562,802
*   Action Electronics Co., Ltd.........................    61,635        6,976
#   Actron Technology Corp..............................   395,150    1,445,426
    Addcn Technology Co., Ltd...........................    38,800      310,737
#   Adlink Technology, Inc..............................   810,031    1,655,764
#   Advanced Ceramic X Corp.............................   265,000    1,457,057
*   Advanced Connectek, Inc............................. 1,202,000      237,631
    Advanced International Multitech Co., Ltd...........   501,000      325,085
#   Advanced Wireless Semiconductor Co..................   885,000    1,651,982

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CONTINUED

                                                           SHARES    VALUE++
                                                         ---------- ----------
TAIWAN -- (Continued)
#   Advancetek Enterprise Co., Ltd......................    888,917 $  571,625
#*  AGV Products Corp...................................  3,308,801    846,461
#*  AimCore Technology Co., Ltd.........................    334,589    229,186
    Alcor Micro Corp....................................    312,000    178,444
#*  ALI Corp............................................  2,195,000  1,226,671
    Allis Electric Co., Ltd.............................     54,000     18,025
#   Alltek Technology Corp..............................    671,855    555,529
    Alltop Technology Co., Ltd..........................    250,000    397,556
#   Alpha Networks, Inc.................................  2,014,386  1,290,969
#   Altek Corp..........................................  1,805,945  1,301,509
#   Ambassador Hotel (The)..............................  1,612,000  1,319,494
#   AMPOC Far-East Co., Ltd.............................    320,444    247,371
#   AmTRAN Technology Co., Ltd..........................  4,586,951  3,186,635
#   Anpec Electronics Corp..............................    336,590    310,280
#   Apacer Technology, Inc..............................    782,576    684,685
#*  APCB, Inc...........................................    732,000    369,662
#   Apex Biotechnology Corp.............................    654,483    976,065
#   Apex International Co., Ltd.........................    665,293    833,839
#   Apex Medical Corp...................................    433,500    511,949
#   Apex Science & Engineering..........................  1,046,132    276,757
#   Arcadyan Technology Corp............................    921,718  1,669,795
#   Ardentec Corp.......................................  2,744,820  1,800,530
#*  Arima Communications Corp...........................  1,189,719    219,605
#*  Asia Optical Co., Inc...............................  1,615,000  1,395,669
#   Asia Plastic Recycling Holding, Ltd.................  1,077,842    623,370
#   Asia Polymer Corp...................................  1,826,458  1,031,238
#   Asia Vital Components Co., Ltd......................  2,146,058  1,728,842
#   ASMedia Technology, Inc.............................    153,000    839,817
#   ASPEED Technology, Inc..............................     98,599  1,014,728
#   ASROCK, Inc.........................................    141,000    194,347
    Aten International Co., Ltd.........................    604,479  1,554,032
#   Audix Corp..........................................    614,600    693,369
#   AURAS Technology Co., Ltd...........................    214,148    571,799
#   Aurora Corp.........................................    688,499  1,099,866
    AV Tech Corp........................................    100,000     73,514
    Avalue Technology, Inc..............................     81,000    165,825
    Avermedia Technologies..............................    767,446    258,736
#*  Avision, Inc........................................    437,000     97,909
#   AVY Precision Technology, Inc.......................    327,670    637,546
#   Awea Mechantronic Co., Ltd..........................    260,200    226,906
    Axiomtek Co., Ltd...................................     43,000     94,174
    Bank of Kaohsiung Co., Ltd..........................  2,659,771    761,810
#   Basso Industry Corp.................................    681,900  2,130,544
#   BenQ Materials Corp.................................  1,172,000    635,799
#   BES Engineering Corp................................ 10,187,750  1,737,331
#   Bionet Corp.........................................    132,000    129,193
    Bionime Corp........................................     59,000     92,520
#*  Biostar Microtech International Corp................  1,025,975    307,771
#   Bioteque Corp.......................................    360,308  1,746,323
#   Bizlink Holding, Inc................................    517,529  3,186,611
#   Boardtek Electronics Corp...........................    783,000  1,002,732
    Bothhand Enterprise, Inc............................     27,000     40,063
    Bright Led Electronics Corp.........................    525,520    168,249

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CONTINUED

                                                           SHARES    VALUE++
                                                         ---------- ----------
TAIWAN -- (Continued)
#*  C Sun Manufacturing, Ltd............................    722,221 $  335,344
*   Cameo Communications, Inc...........................    393,818     78,973
    Capital Securities Corp............................. 12,873,142  3,519,947
#   Career Technology MFG. Co., Ltd.....................  2,145,000  1,215,096
*   Carnival Industrial Corp............................  1,419,000    210,083
    Cathay Chemical Works...............................     30,000     13,544
#*  Cathay Real Estate Development Co., Ltd.............  5,151,000  2,308,744
    Celxpert Energy Corp................................     44,000     25,381
#   Central Reinsurance Co., Ltd........................    919,410    396,050
#   ChainQui Construction Development Co., Ltd..........    379,083    245,378
#*  Champion Building Materials Co., Ltd................  2,163,851    450,577
#   Champion Microelectronic Corp.......................    175,965    227,646
#   Chang Wah Electromaterials, Inc.....................    237,673    878,146
#   Channel Well Technology Co., Ltd....................    859,000    894,254
#   Charoen Pokphand Enterprise.........................  1,305,985  1,513,922
#   Chaun-Choung Technology Corp........................    409,000  1,937,394
    CHC Healthcare Group................................     47,000     72,842
#   CHC Resources Corp..................................    398,348    705,441
#   Chen Full International Co., Ltd....................    610,000  1,043,759
#   Chenbro Micom Co., Ltd..............................    357,000    666,671
    Cheng Loong Corp....................................  5,698,383  1,999,802
#   Cheng Uei Precision Industry Co., Ltd...............  2,954,331  4,014,679
#*  Chenming Mold Industry Corp.........................    470,437    211,405
#   Chia Chang Co., Ltd.................................    878,000    622,010
#   Chia Hsin Cement Corp...............................  1,788,121    499,818
    Chicony Power Technology Co., Ltd...................     42,210     47,194
#   Chien Kuo Construction Co., Ltd.....................  1,568,312    437,292
#   Chilisin Electronics Corp...........................    559,315  1,206,610
#   Chime Ball Technology Co., Ltd......................    114,000    172,374
#*  Chimei Materials Technology Corp....................  2,077,900  1,007,826
#   Chin-Poon Industrial Co., Ltd.......................  2,444,207  5,367,725
#   China Bills Finance Corp............................    802,000    305,348
#   China Chemical & Pharmaceutical Co., Ltd............  1,852,000  1,056,297
#   China Ecotek Corp...................................    200,000    302,998
#*  China Electric Manufacturing Corp...................  1,352,900    334,440
#   China General Plastics Corp.........................  2,102,105  1,084,838
    China Glaze Co., Ltd................................    576,139    200,293
#*  China Man-Made Fiber Corp...........................  3,029,879    739,131
#   China Metal Products................................  1,714,603  1,765,451
    China Motor Corp....................................    383,609    290,561
#*  China Petrochemical Development Corp................ 16,055,000  3,816,009
#   China Steel Chemical Corp...........................    578,554  1,903,623
#   China Steel Structure Co., Ltd......................    585,000    397,259
    China Synthetic Rubber Corp.........................  3,261,573  2,366,437
*   China United Trust & Investment Corp................    164,804         --
#   China Wire & Cable Co., Ltd.........................    568,800    232,799
    Chinese Maritime Transport, Ltd.....................    722,850    513,936
#   Chipbond Technology Corp............................    662,000    905,526
#   ChipMOS TECHNOLOGIES, Inc...........................    228,000    236,408
#   Chlitina Holding, Ltd...............................    199,000  1,155,955
    Chong Hong Construction Co., Ltd....................  1,043,666  1,893,379
*   Chou Chin Industrial Co., Ltd.......................        825         --
#   Chroma ATE, Inc.....................................  1,847,821  4,660,410

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CONTINUED

                                                           SHARES    VALUE++
                                                         ---------- ----------
TAIWAN -- (Continued)
#   Chun YU Works & Co., Ltd............................  1,382,000 $  618,542
    Chun Yuan Steel.....................................  2,283,529    733,215
*   Chung Hung Steel Corp...............................  5,920,979  1,057,574
#   Chung Hwa Pulp Corp.................................  2,943,405    843,135
    Chung-Hsin Electric & Machinery Manufacturing Corp..  2,618,375  1,514,488
#   Chunghwa Chemical Synthesis & Biotech Co., Ltd......    165,000    156,368
#*  Chunghwa Picture Tubes, Ltd......................... 14,410,000    452,710
    Chunghwa Precision Test Tech Co., Ltd...............      7,000    166,548
#   Chyang Sheng Dyeing & Finishing Co., Ltd............    297,000    164,462
#   Cleanaway Co., Ltd..................................    459,000  2,498,682
#   Clevo Co............................................  3,054,200  2,761,977
*   CMC Magnetics Corp.................................. 15,197,566  1,870,464
*   Co-Tech Development Corp............................     32,000     23,178
*   CoAdna Holdings, Inc................................     44,000    112,158
#*  CoAsia Microelectronics Corp........................    703,500    424,408
#   Coland Holdings, Ltd................................    211,000    296,115
#   Collins Co., Ltd....................................    562,431    199,183
#   Compeq Manufacturing Co., Ltd.......................  7,428,000  3,892,556
#*  Concord Securities Co., Ltd.........................  3,059,000    658,344
#*  Continental Holdings Corp...........................  3,343,320  1,125,197
#   Coretronic Corp.....................................  3,777,750  3,567,738
#   Cowealth Medical Holding Co., Ltd...................     84,000    187,555
#   Coxon Precise Industrial Co., Ltd...................    820,000    972,490
    Creative Sensor, Inc................................    134,000     79,375
    Crystalwise Technology, Inc.........................    179,302     42,747
#   CSBC Corp. Taiwan...................................  2,980,610  1,376,915
#   Cub Elecparts, Inc..................................    230,750  2,798,052
#   CviLux Corp.........................................    500,039    396,707
    Cyberlink Corp......................................    498,697  1,101,437
#   CyberPower Systems, Inc.............................    264,000    935,522
#   CyberTAN Technology, Inc............................  1,387,779    899,833
#   D-Link Corp.........................................  5,120,668  1,959,560
#   DA CIN Construction Co., Ltd........................  1,001,711    508,622
#   Da-Li Development Co., Ltd..........................    966,592    734,033
    Dafeng TV, Ltd......................................    402,540    489,430
#*  Danen Technology Corp...............................  2,682,000    668,705
    Darfon Electronics Corp.............................  1,769,550  1,000,145
#   Darwin Precisions Corp..............................  2,422,635  1,052,177
    Davicom Semiconductor, Inc..........................     52,888     38,301
#   De Licacy Industrial Co., Ltd.......................    794,798    755,880
#   Delpha Construction Co., Ltd........................    839,931    378,995
#   Depo Auto Parts Ind Co., Ltd........................    685,000  2,286,780
*   Der Pao Construction Co., Ltd.......................    902,078         --
#   DFI, Inc............................................    514,524    814,796
#   Dimerco Express Corp................................    645,000    355,211
*   Draytek Corp........................................     42,000     39,916
#   Dynacolor, Inc......................................    306,000    433,847
*   Dynamic Electronics Co., Ltd........................  1,862,321    540,180
#   Dynapack International Technology Corp..............    971,000  1,348,667
#*  E Ink Holdings, Inc.................................  5,656,000  3,357,275
#   E-Lead Electronic Co., Ltd..........................    507,942    507,146
#   E-Life Mall Corp....................................    446,000    821,641
*   E-Ton Solar Tech Co., Ltd...........................  2,396,209    867,218

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

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CONTINUED

                                                           SHARES    VALUE++
                                                         ---------- ----------
TAIWAN -- (Continued)
*   Eastern Media International Corp....................  2,757,889 $  493,605
#   Edimax Technology Co., Ltd..........................  1,297,108    406,235
#   Edison Opto Corp....................................    810,000    378,709
#   Edom Technology Co., Ltd............................  1,029,062    602,789
#   eGalax_eMPIA Technology, Inc........................    346,703    552,974
#   Elan Microelectronics Corp..........................  2,597,715  3,083,335
#   Elite Advanced Laser Corp...........................    653,520  2,595,989
    Elite Material Co., Ltd.............................  1,920,350  4,364,890
#   Elite Semiconductor Memory Technology, Inc..........  1,732,200  1,598,788
#   Elitegroup Computer Systems Co., Ltd................  2,281,254  1,173,478
#   eMemory Technology, Inc.............................    429,000  4,318,739
#*  Emerging Display Technologies Corp..................    646,000    225,067
#   ENG Electric Co., Ltd...............................  1,161,465    605,204
#   Ennoconn Corp.......................................     40,972    614,404
#   EnTie Commercial Bank Co., Ltd......................  2,226,603    966,462
*   Episil Holdings, Inc................................    647,000    238,675
#   Epistar Corp........................................  4,183,000  3,233,050
    Eslite Spectrum Corp. (The).........................     25,000    142,734
#   Eson Precision Ind. Co., Ltd........................    293,000    352,374
#   Eternal Materials Co., Ltd..........................  3,995,618  4,162,423
#   Etron Technology, Inc...............................  1,607,000    668,766
#   Everest Textile Co., Ltd............................  2,302,562  1,123,650
    Evergreen International Storage & Transport Corp....  3,627,000  1,495,943
#   Everlight Chemical Industrial Corp..................  3,210,606  2,059,325
#   Everlight Electronics Co., Ltd......................  2,662,000  4,333,199
#*  Everspring Industry Co., Ltd........................    168,000    106,050
#   Excelsior Medical Co., Ltd..........................    602,217    964,911
#   Far Eastern Department Stores, Ltd..................  5,475,000  3,133,683
    Far Eastern International Bank...................... 13,503,845  3,940,334
#   Faraday Technology Corp.............................  1,470,788  1,726,188
#*  Farglory F T Z Investment Holding Co., Ltd..........    485,000    208,292
#   Farglory Land Development Co., Ltd..................  1,655,000  1,782,981
    Federal Corp........................................  3,137,489  1,391,663
#   Feedback Technology Corp............................    235,000    385,393
#   Feng Hsin Steel Co., Ltd............................  2,776,100  3,657,759
    Fine Blanking & Tool Co., Ltd.......................     13,000     16,063
*   First Copper Technology Co., Ltd....................    791,000    165,436
#   First Hotel.........................................    911,350    521,337
#*  First Insurance Co., Ltd, (The).....................  1,157,179    426,304
#   First Steamship Co., Ltd............................  2,484,218    626,676
#   FLEXium Interconnect, Inc...........................  1,666,270  4,449,630
#   Flytech Technology Co., Ltd.........................    709,309  2,392,182
#   FocalTech Systems Co., Ltd..........................  1,323,048  1,208,487
#   Formosa Advanced Technologies Co., Ltd..............  1,096,000    767,616
#   Formosa International Hotels Corp...................    305,329  1,799,674
#   Formosa Laboratories, Inc...........................    408,000  1,304,901
#   Formosa Oilseed Processing Co., Ltd.................    708,567  1,136,543
#   Formosa Optical Technology Co., Ltd.................    145,000    341,171
#   Formosan Rubber Group, Inc..........................  2,975,000  1,426,353
    Formosan Union Chemical.............................  1,285,218    715,111
#   Fortune Electric Co., Ltd...........................    699,078    337,657
#   Founding Construction & Development Co., Ltd........  1,114,623    568,858
    Foxlink Image Technology Co., Ltd...................    669,000    312,479

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
TAIWAN -- (Continued)
    Foxsemicon Integrated Technology, Inc...............    89,000 $  228,418
#   Froch Enterprise Co., Ltd........................... 1,216,189    385,130
    FSP Technology, Inc................................. 1,036,427    799,721
#   Fulgent Sun International Holding Co., Ltd..........   348,000    714,396
    Fullerton Technology Co., Ltd.......................   399,600    289,714
#   Fulltech Fiber Glass Corp........................... 1,848,083    778,162
#   Fwusow Industry Co., Ltd............................   823,751    394,750
#   G Shank Enterprise Co., Ltd.........................   773,281    579,251
#*  G Tech Optoelectronics Corp......................... 1,325,000    519,625
#   Gallant Precision Machining Co., Ltd................   839,000    467,840
#   Gamania Digital Entertainment Co., Ltd..............   669,000    723,734
    Gemtek Technology Corp.............................. 2,257,219  1,266,594
#   General Interface Solution Holding, Ltd.............   326,000    854,221
#   General Plastic Industrial Co., Ltd.................   232,553    335,200
    Generalplus Technology, Inc.........................    57,000     76,596
#*  Genesis Photonics, Inc.............................. 2,089,990    338,485
    Genesys Logic, Inc..................................    74,000     95,079
#*  Genius Electronic Optical Co., Ltd..................   485,427    879,615
*   Genmont Biotech, Inc................................    48,000     34,182
#   GeoVision, Inc......................................   394,986    780,340
    Getac Technology Corp............................... 2,800,360  2,111,140
#   Giantplus Technology Co., Ltd....................... 1,585,900  1,010,330
    Giga Solution Tech Co., Ltd.........................   159,446    117,766
    Gigabyte Technology Co., Ltd........................ 3,717,800  4,723,487
#   Gigasolar Materials Corp............................    82,880  1,194,333
#*  Gigastorage Corp.................................... 2,094,561  1,512,461
#   Ginko International Co., Ltd........................    29,000    299,883
#*  Gintech Energy Corp................................. 3,308,297  2,437,914
#*  Global Brands Manufacture, Ltd...................... 1,991,359    531,295
#   Global Lighting Technologies, Inc...................   548,000  1,551,846
#   Global Mixed Mode Technology, Inc...................   519,000  1,061,753
#   Global Unichip Corp.................................   610,000  1,467,395
#   Globalwafers Co., Ltd...............................   233,048    477,767
#   Globe Union Industrial Corp......................... 1,361,914    595,989
    Gloria Material Technology Corp..................... 3,509,547  1,778,041
#   Glory Science Co., Ltd..............................   330,296    594,092
*   GlycoNex, Inc.......................................    10,000     13,266
#*  Gold Circuit Electronics, Ltd....................... 2,805,227    999,640
*   Golden Friends Corp.................................    44,000     42,066
#   Goldsun Building Materials Co., Ltd................. 8,833,722  2,251,896
#   Good Will Instrument Co., Ltd.......................   226,542    132,449
    Gourmet Master Co., Ltd.............................   243,000  2,599,767
#   Grand Ocean Retail Group, Ltd.......................   133,000    105,366
#   Grand Pacific Petrochemical......................... 6,845,000  3,608,586
#   Grand Plastic Technology Corp.......................    81,000    520,011
#   Grape King Bio, Ltd.................................   680,000  4,564,021
#   Great China Metal Industry.......................... 1,001,000    787,196
#   Great Taipei Gas Co., Ltd........................... 1,640,000  1,199,722
    Great Wall Enterprise Co., Ltd...................... 3,741,774  3,174,183
    Greatek Electronics, Inc............................ 1,256,000  1,542,883
#*  Green Energy Technology, Inc........................ 2,304,457  1,366,151
#   Green Seal Holding, Ltd.............................   212,000    978,336
#*  GTM Holdings Corp...................................   681,000    326,605

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

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                         ---------- ----------
TAIWAN -- (Continued)
#   Hakers Enterprise Co., Ltd..........................    127,200 $  272,455
    Hannstar Board Corp.................................  2,158,049    700,398
#*  HannStar Display Corp............................... 21,469,506  3,633,605
*   HannsTouch Solution, Inc............................  3,604,805    740,918
#   Hanpin Electron Co., Ltd............................    145,000    244,597
#   Harvatek Corp.......................................    941,949    294,345
#   Hey Song Corp.......................................  2,000,750  2,046,267
#   Hi-Clearance, Inc...................................    185,000    539,603
#   Hiroca Holdings, Ltd................................    393,448  1,426,327
#   HiTi Digital, Inc...................................  1,013,935    465,055
#   Hitron Technology, Inc..............................  1,757,213  1,186,156
    Hiyes International Co., Ltd........................      4,043      2,976
#*  Ho Tung Chemical Corp...............................  5,366,400  1,253,472
#   Hocheng Corp........................................  2,223,700    537,669
    Hold-Key Electric Wire & Cable Co., Ltd.............    205,908     52,673
#   Holiday Entertainment Co., Ltd......................    415,800    653,139
#   Holtek Semiconductor, Inc...........................  1,176,000  1,958,225
#   Holy Stone Enterprise Co., Ltd......................  1,290,728  1,422,504
#   Hong TAI Electric Industrial........................    979,000    254,798
#   Hong YI Fiber Industry Co...........................    414,652    260,907
*   Horizon Securities Co., Ltd.........................  2,760,000    532,215
#   Hota Industrial Manufacturing Co., Ltd..............  1,194,128  5,439,776
#   Hsin Kuang Steel Co., Ltd...........................  1,458,443    738,734
#   Hsin Yung Chien Co., Ltd............................    240,100    602,413
    Hsing TA Cement Co..................................    540,900    171,914
#   Hu Lane Associate, Inc..............................    496,866  2,225,266
*   HUA ENG Wire & Cable Co., Ltd.......................  2,359,565    509,657
#   Huaku Development Co., Ltd..........................  1,759,816  2,940,740
#   Huang Hsiang Construction Corp......................    754,800    817,080
#   Hung Ching Development & Construction Co., Ltd......    730,000    397,505
    Hung Poo Real Estate Development Corp...............  1,710,185  1,434,552
#   Hung Sheng Construction, Ltd........................  3,113,400  1,610,135
#   Huxen Corp..........................................    301,244    392,243
#   Hwa Fong Rubber Co., Ltd............................  1,594,010    602,042
#*  Hwacom Systems, Inc.................................    442,000    137,840
*   I-Chiun Precision Industry Co., Ltd.................    846,313    245,235
#   I-Sheng Electric Wire & Cable Co., Ltd..............    664,000    812,391
#   Ibase Technology, Inc...............................    730,470  1,468,679
#*  Ichia Technologies, Inc.............................  2,319,000  1,084,429
#   Ideal Bike Corp.....................................    862,263    335,523
#   IEI Integration Corp................................    429,209    548,765
#   Infortrend Technology, Inc..........................  1,176,163    599,043
#   Innodisk Corp.......................................    107,000    349,886
#   Inpaq Technology Co., Ltd...........................    546,000    373,790
#   Intai Technology Corp...............................    105,000    582,331
#   Integrated Service Technology, Inc..................    134,000    507,212
#   International Games System Co., Ltd.................     64,000    488,658
#   Iron Force Industrial Co., Ltd......................    229,393  1,587,457
#   ITE Technology, Inc.................................    890,095    829,638
    ITEQ Corp...........................................  1,437,614  1,531,886
*   J Touch Corp........................................     11,000      1,041
#   Jentech Precision Industrial Co., Ltd...............    422,868    638,270
#   Jess-Link Products Co., Ltd.........................    885,900    756,539

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CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
TAIWAN -- (Continued)
#   Jih Sun Financial Holdings Co., Ltd................. 8,093,472 $1,785,931
    Jinli Group Holdings, Ltd...........................   208,000    411,142
#   Johnson Health Tech Co., Ltd........................   588,257    865,749
    K Laser Technology, Inc.............................   683,000    312,692
#   Kang Na Hsiung Enterprise Co., Ltd..................   333,020    109,594
#   Kaori Heat Treatment Co., Ltd.......................   549,197  1,022,596
#   Kaulin Manufacturing Co., Ltd.......................   875,330    463,867
#   KD Holding Corp.....................................   136,000    774,051
    KEE TAI Properties Co., Ltd......................... 2,564,473  1,028,735
#   Kenmec Mechanical Engineering Co., Ltd.............. 1,245,000    457,314
#   Kerry TJ Logistics Co., Ltd......................... 1,640,000  2,204,995
#   Kindom Construction Corp............................ 2,433,000  1,309,303
#   King Yuan Electronics Co., Ltd...................... 7,400,979  7,079,400
    King's Town Bank Co., Ltd........................... 3,921,701  2,878,547
#   King's Town Construction Co., Ltd...................   940,074    558,713
#   Kingpak Technology, Inc.............................    29,117    235,283
    Kinik Co............................................   738,000  1,268,002
#*  Kinko Optical Co., Ltd..............................   964,000    523,899
#*  Kinpo Electronics................................... 8,649,157  3,244,218
    Kinsus Interconnect Technology Corp.................   483,000  1,043,785
#   KMC Kuei Meng International, Inc....................   273,146  1,015,971
#   KS Terminals, Inc...................................   803,482    965,004
#   Kung Long Batteries Industrial Co., Ltd.............   363,000  1,758,031
*   Kung Sing Engineering Corp.......................... 1,965,000    615,762
#   Kuo Toong International Co., Ltd.................... 1,263,344    919,413
#   Kuoyang Construction Co., Ltd....................... 2,979,384  1,107,230
#   Kwong Fong Industries Corp.......................... 1,218,184    731,128
#   Kwong Lung Enterprise Co., Ltd......................   117,000    177,755
#   KYE Systems Corp.................................... 1,763,672    496,983
#   L&K Engineering Co., Ltd............................   623,048    498,444
#   LAN FA Textile...................................... 1,708,933    457,709
    Land Mark Optoelectronics Corp......................    11,000    175,874
#   Lanner Electronics, Inc.............................   457,006    664,488
    Laser Tek Taiwan Co., Ltd...........................    92,504     62,265
#*  LCY Chemical Corp................................... 1,926,383  2,350,196
    Leader Electronics, Inc.............................   828,000    248,212
#   Leadtrend Technology Corp...........................   120,086    114,825
    Lealea Enterprise Co., Ltd.......................... 4,749,892  1,263,651
    Ledlink Optics, Inc.................................   220,762    279,358
    Ledtech Electronics Corp............................   351,000    134,338
    LEE CHI Enterprises Co., Ltd........................ 1,115,000    379,505
#   Lelon Electronics Corp..............................   389,300    504,364
    Leofoo Development Co., Ltd......................... 1,708,000    486,412
#*  LES Enphants Co., Ltd...............................   727,754    309,437
#   Lextar Electronics Corp............................. 2,699,500  1,381,414
#   Li Cheng Enterprise Co., Ltd........................   147,000    738,895
#*  Li Peng Enterprise Co., Ltd......................... 4,191,897  1,037,478
#   Lian HWA Food Corp..................................   384,883    384,449
#   Lien Chang Electronic Enter.........................   476,000    194,410
    Lien Hwa Industrial Corp............................ 3,864,503  2,580,724
#   Lingsen Precision Industries, Ltd................... 2,644,506    833,149
    Lion Travel Service Co., Ltd........................    16,000     44,736
#   Lite-On Semiconductor Corp.......................... 1,509,539  1,018,269

                                      193

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CONTINUED

                                                           SHARES    VALUE++
                                                         ---------- ----------
TAIWAN -- (Continued)
    Long Bon International Co., Ltd.....................  2,208,945 $1,104,283
#   Long Chen Paper Co., Ltd............................  3,104,709  1,542,176
#   Longwell Co.........................................    854,000    909,057
#   Lotes Co., Ltd......................................    444,778  1,165,478
#   Lucky Cement Corp...................................  1,563,000    459,276
#   Lumax International Corp., Ltd......................    591,769    851,289
#   Lung Yen Life Service Corp..........................    478,000    868,794
#   LuxNet Corp.........................................    432,482    625,041
#   Macauto Industrial Co., Ltd.........................    219,000  1,186,561
#   Macroblock, Inc.....................................     83,000    187,848
#*  Macronix International.............................. 25,043,481  3,208,427
*   MacroWell OMG Digital Entertainment Co., Ltd........      1,000      1,636
#   Mag Layers Scientific-Technics Co., Ltd.............    237,303    332,313
#   Makalot Industrial Co., Ltd.........................     48,000    248,369
#   Marketech International Corp........................    862,000    770,606
#   Masterlink Securities Corp..........................  7,395,873  2,124,395
    Materials Analysis Technology, Inc..................      9,000     24,776
#*  Mayer Steel Pipe Corp...............................    884,567    350,527
    Maywufa Co., Ltd....................................     69,322     28,794
    Meiloon Industrial Co...............................    393,809    171,551
#   Mercuries & Associates Holding, Ltd.................  2,315,991  1,391,172
#   Mercuries Life Insurance Co., Ltd...................  5,167,009  2,624,874
    Merry Electronics Co., Ltd..........................  1,070,477  3,059,348
    Micro-Star International Co., Ltd...................  1,437,075  3,136,072
*   Microbio Co., Ltd...................................  1,829,607  1,495,932
*   Microelectronics Technology, Inc....................    232,019     81,137
#   Microlife Corp......................................    288,600    724,486
    Mildef Crete, Inc...................................    170,000    182,893
#   MIN AIK Technology Co., Ltd.........................  1,164,316  1,493,508
#   Mirle Automation Corp...............................  1,090,959  1,354,474
#   Mitac Holdings Corp.................................  2,050,000  1,779,977
#   Mobiletron Electronics Co., Ltd.....................    395,000    543,931
#   momo.com, Inc.......................................     31,000    211,750
*   Mosel Vitelic, Inc..................................  2,344,014    166,639
#*  Motech Industries, Inc..............................  2,619,000  2,730,338
#   MPI Corp............................................    445,000  1,223,082
#   Nak Sealing Technologies Corp.......................    367,954    980,118
    Namchow Chemical Industrial Co., Ltd................  1,129,000  2,460,471
#   Nan Kang Rubber Tire Co., Ltd.......................  3,331,952  2,950,881
#   Nan Liu Enterprise Co., Ltd.........................    222,000  1,093,031
    Nan Ren Lake Leisure Amusement Co., Ltd.............    855,000    213,916
    Nan Ya Printed Circuit Board Corp...................  1,610,000  1,423,092
*   Nang Kuang Pharmaceutical co., Ltd..................     59,000     85,664
#   Nantex Industry Co., Ltd............................  1,542,585  1,320,528
#   National Petroleum Co., Ltd.........................    207,824    235,391
#   Neo Solar Power Corp................................  6,203,744  3,181,810
#   Netronix, Inc.......................................    468,000  1,149,774
    New Asia Construction & Development Corp............    338,835     70,701
*   New Best Wire Industrial Co., Ltd...................     49,000     40,753
#   New Era Electronics Co., Ltd........................    312,000    230,985
#*  Newmax Technology Co., Ltd..........................    366,009    260,179
#   Nexcom International Co., Ltd.......................    677,094    633,644
#   Nichidenbo Corp.....................................    927,801    657,242

                                      194

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THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                         ---------- ----------
TAIWAN -- (Continued)
    Nien Hsing Textile Co., Ltd.........................  1,601,436 $1,204,639
#   Nishoku Technology, Inc.............................    143,000    235,532
#   Nuvoton Technology Corp.............................    361,000    415,873
*   O-TA Precision Industry Co., Ltd....................     42,000     18,375
#*  Ocean Plastics Co., Ltd.............................    830,200    689,325
    On-Bright Electronics, Inc..........................    105,000    822,482
#   OptoTech Corp.......................................  3,753,886  1,478,838
    Orient Europharma Co., Ltd..........................     35,000     71,462
#*  Orient Semiconductor Electronics, Ltd...............  4,075,000  1,797,931
#   Oriental Union Chemical Corp........................  3,219,267  1,977,466
#   P-Duke Technology Co., Ltd..........................    255,000    538,599
    P-Two Industries, Inc...............................     49,000     23,131
#   Pacific Construction Co.............................  1,868,921    682,179
#   Pacific Hospital Supply Co., Ltd....................    325,000  1,039,655
#   Paiho Shih Holdings Corp............................    622,600    679,026
#   Pan Jit International, Inc..........................  2,371,541  1,188,025
#   Pan-International Industrial Corp...................  2,834,747  1,379,436
#   Parade Technologies, Ltd............................    421,401  3,744,007
#   Paragon Technologies Co., Ltd.......................    444,246    324,618
#   PChome Online, Inc..................................    407,256  4,580,288
#   Phihong Technology Co., Ltd.........................  1,483,901    518,854
#   Phoenix Tours International, Inc....................    303,450    377,162
#   Pixart Imaging, Inc.................................    593,150  1,382,020
*   Planet Technology Corp..............................      9,000     14,322
#   Polytronics Technology Corp.........................    330,027    577,003
#   Portwell, Inc.......................................    468,000    795,355
#   Posiflex Technology, Inc............................    294,327  1,566,473
*   Potrans Electrical Corp.............................    228,000         --
#   Power Quotient International Co., Ltd...............    970,600    312,154
    Powertech Industrial Co., Ltd.......................     80,000     32,892
#   Poya International Co., Ltd.........................    313,236  3,866,038
    President Securities Corp...........................  5,557,664  2,098,447
#   Primax Electronics, Ltd.............................    649,000    891,123
#*  Prime Electronics & Satellitics, Inc................    667,822    215,384
#   Prince Housing & Development Corp...................  8,191,644  2,722,543
#*  Princeton Technology Corp...........................  1,099,000    302,953
*   Prodisc Technology, Inc.............................  1,707,199         --
#   Promate Electronic Co., Ltd.........................  1,060,000  1,055,690
#   Promise Technology, Inc.............................  1,012,286    543,403
*   Protop Technology Co., Ltd..........................    192,000         --
#   Qisda Corp.......................................... 11,499,900  4,167,094
#   Qualipoly Chemical Corp.............................    514,713    607,035
#   Quanta Storage, Inc.................................    543,000    426,204
*   Quintain Steel Co., Ltd.............................  1,138,000    286,626
    Radiant Opto-Electronics Corp.......................    587,000    942,729
#   Radium Life Tech Co., Ltd...........................  4,663,100  1,477,977
#   Ralec Electronic Corp...............................    291,209    418,256
#   Rechi Precision Co., Ltd............................  1,851,181  1,596,120
#*  Rexon Industrial Corp., Ltd.........................     94,392     44,965
    Rich Development Co., Ltd...........................  4,314,036  1,184,761
#*  Ritek Corp.......................................... 19,067,387  2,376,987
#   Rotam Global Agrosciences, Ltd......................    488,268    665,695
#   Ruentex Engineering & Construction Co...............    226,000    278,107

                                      195

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CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
TAIWAN -- (Continued)
#   Run Long Construction Co., Ltd......................   835,292 $  974,063
*   Sagittarius Life Science Corp.......................    15,000     89,197
*   Sainfoin Technology Corp............................   131,260         --
#   Sampo Corp.......................................... 3,400,327  1,720,987
#   San Fang Chemical Industry Co., Ltd................. 1,242,647  1,468,884
*   San Far Property, Ltd...............................    74,000     31,378
#   San Shing Fastech Corp..............................   647,875  1,227,842
#*  Sanyang Motor Co., Ltd.............................. 2,817,628  1,916,529
#   SCI Pharmtech, Inc..................................   353,395    957,397
#   Scientech Corp......................................   287,000    614,456
    SDI Corp............................................   816,000  1,037,548
#   Sea Sonic Electronics Co., Ltd......................   143,000    150,631
#   Senao International Co., Ltd........................   554,541    991,132
#   Senao Networks, Inc.................................    67,000    366,551
#   Sercomm Corp........................................ 1,593,000  3,451,032
#   Sesoda Corp......................................... 1,063,821    877,279
    Shan-Loong Transportation Co., Ltd..................    29,000     21,665
*   Sharehope Medicine Co., Ltd.........................    14,000     17,542
#   Sheng Yu Steel Co., Ltd.............................   639,980    442,996
#   ShenMao Technology, Inc.............................   542,891    417,173
#   Shih Her Technologies, Inc..........................   284,000    288,454
    Shih Wei Navigation Co., Ltd........................ 1,537,384    479,324
    Shihlin Electric & Engineering Corp................. 1,700,000  2,138,169
*   Shihlin Paper Corp..................................    95,000     97,021
    Shin Hai Gas Corp...................................     1,203      1,568
#   Shin Zu Shing Co., Ltd.............................. 1,024,144  3,473,083
#   Shinih Enterprise Co., Ltd..........................   128,000     79,136
#*  Shining Building Business Co., Ltd.................. 2,417,041    822,771
#   Shinkong Insurance Co., Ltd......................... 1,313,131    969,012
    Shinkong Synthetic Fibers Corp...................... 9,970,395  2,677,777
#   Shinkong Textile Co., Ltd...........................   964,542  1,329,586
#   Shiny Chemical Industrial Co., Ltd..................   334,031    458,486
    ShunSin Technology Holding, Ltd.....................    31,000     95,185
#*  Shuttle, Inc........................................ 2,485,152    686,988
    Sigurd Microelectronics Corp........................ 2,448,974  1,770,430
#   Silergy Corp........................................   125,000  1,616,812
#*  Silicon Integrated Systems Corp..................... 1,490,820    314,298
#   Silitech Technology Corp............................   797,774    402,968
#   Sinbon Electronics Co., Ltd......................... 1,396,923  3,334,733
    Sincere Navigation Corp............................. 2,077,786  1,282,576
    Single Well Industrial Corp.........................    84,000    111,064
#   Sinher Technology, Inc..............................    86,000    146,204
#   Sinmag Equipment Corp...............................   235,436    889,912
#*  Sino-American Electronic Co., Ltd...................    48,750    132,513
#   Sino-American Silicon Products, Inc................. 3,975,000  4,341,845
#   Sinon Corp.......................................... 2,490,510  1,104,300
#   Sinphar Pharmaceutical Co., Ltd.....................   808,595    700,034
#   Sinyi Realty, Inc................................... 1,383,608  1,237,830
#   Sirtec International Co., Ltd.......................   862,000  1,041,014
    Sitronix Technology Corp............................   670,879  2,229,730
#   Siward Crystal Technology Co., Ltd.................. 1,029,000    597,509
#   Soft-World International Corp.......................   467,000  1,055,576
*   Solar Applied Materials Technology Co............... 2,371,581    650,043

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CONTINUED

                                                           SHARES    VALUE++
                                                         ---------- ----------
TAIWAN -- (Continued)
#   Solartech Energy Corp...............................  2,246,616 $1,225,870
    Solteam Electronics Co., Ltd........................     37,000     50,380
*   Solytech Enterprise Corp............................    651,000    115,350
#   Sonix Technology Co., Ltd...........................  1,046,000  1,154,524
#   Southeast Cement Co., Ltd...........................  1,053,700    505,105
    Spirox Corp.........................................     66,000     35,309
#   Sporton International, Inc..........................    444,945  2,497,023
#   St Shine Optical Co., Ltd...........................    232,000  5,616,776
#   Standard Chemical & Pharmaceutical Co., Ltd.........    688,571    745,310
#   Stark Technology, Inc...............................    817,860    636,833
*   Sunko INK Co., Ltd..................................    162,000     76,884
    Sunny Friend Environmental Technology Co., Ltd......    109,000    519,684
#   Sunonwealth Electric Machine Industry Co., Ltd......  1,076,487    904,424
#   Sunplus Technology Co., Ltd.........................  1,644,000    660,440
    Sunrex Technology Corp..............................  1,384,024    740,877
#   Sunspring Metal Corp................................    612,000    834,766
    Sunty Development Co., Ltd..........................     42,000     16,447
#   Supreme Electronics Co., Ltd........................  2,241,508  1,228,195
#   Swancor Ind Co., Ltd................................    428,206  1,593,246
#   Sweeten Real Estate Development Co., Ltd............    612,357    305,937
    Syncmold Enterprise Corp............................    931,000  1,520,419
#   Sysage Technology Co., Ltd..........................    533,484    440,240
*   Sysgration..........................................    134,000     62,953
#   Systex Corp.........................................    450,388    740,085
#   T-Mac Techvest PCB Co., Ltd.........................    380,000    122,779
    T3EX Global Holdings Corp...........................     28,000     20,781
#   TA Chen Stainless Pipe..............................  4,502,128  2,371,361
#   Ta Chong Securities Co., Ltd........................  1,478,000    397,326
#*  Ta Ya Electric Wire & Cable.........................  3,252,306    475,813
#   Ta Yih Industrial Co., Ltd..........................    209,000    513,886
    TA-I Technology Co., Ltd............................  1,172,009    614,947
#   Tah Hsin Industrial Corp............................    426,600    324,899
    TAI Roun Products Co., Ltd..........................    201,000     66,101
#*  Tai Tung Communication Co., Ltd.....................    232,197    128,990
    Tai-Saw Technology Co., Ltd.........................     51,000     45,830
    Taichung Commercial Bank Co., Ltd................... 13,278,940  3,846,206
#   TaiDoc Technology Corp..............................    249,000  1,106,152
#   Taiflex Scientific Co., Ltd.........................  1,317,000  1,452,443
#   Taimide Tech, Inc...................................    545,000    536,667
#   Tainan Enterprises Co., Ltd.........................    872,370    948,652
#   Tainan Spinning Co., Ltd............................  7,101,044  3,209,536
#   Tainergy Tech Co., Ltd..............................  1,119,000    584,649
#*  Taisun Enterprise Co., Ltd..........................  1,877,428    794,355
#*  Taita Chemical Co., Ltd.............................    900,951    213,277
#   Taiwan Acceptance Corp..............................    625,480  1,392,035
#   Taiwan Chinsan Electronic Industrial Co., Ltd.......    553,000    845,979
#   Taiwan Cogeneration Corp............................  2,076,566  1,568,269
#   Taiwan Fire & Marine Insurance Co., Ltd.............  1,242,338    753,091
*   Taiwan Flourescent Lamp Co., Ltd....................    176,000         --
#   Taiwan FU Hsing Industrial Co., Ltd.................    951,000  1,385,827
#   Taiwan Hon Chuan Enterprise Co., Ltd................  2,302,468  3,347,568
#   Taiwan Hopax Chemicals Manufacturing Co., Ltd.......  1,089,120    685,672
*   Taiwan Kolin Co., Ltd...............................  1,356,000         --

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

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                         ---------- ----------
TAIWAN -- (Continued)
#   Taiwan Land Development Corp........................  6,058,377 $2,013,694
    Taiwan Line Tek Electronic..........................    415,306    225,306
    Taiwan Mask Corp....................................    662,412    179,265
    Taiwan Navigation Co., Ltd..........................  1,104,777    429,453
    Taiwan Optical Platform Co., Ltd....................      4,000     16,184
#   Taiwan Paiho, Ltd...................................  1,681,287  5,168,890
#   Taiwan PCB Techvest Co., Ltd........................  1,684,238  1,558,041
#*  Taiwan Prosperity Chemical Corp.....................  1,009,000    464,958
#*  Taiwan Pulp & Paper Corp............................  2,217,980    743,588
#   Taiwan Sakura Corp..................................  1,591,003  1,641,524
#   Taiwan Sanyo Electric Co., Ltd......................    381,400    294,234
    Taiwan Semiconductor Co., Ltd.......................  1,473,000  1,782,237
#   Taiwan Shin Kong Security Co., Ltd..................  1,584,710  2,070,793
#*  Taiwan Styrene Monomer..............................  3,387,209  1,794,771
    Taiwan Surface Mounting Technology Corp.............  1,888,388  1,601,735
#   Taiwan TEA Corp.....................................  4,949,897  2,460,154
#   Taiwan Union Technology Corp........................  1,548,000  1,977,951
#   Taiyen Biotech Co., Ltd.............................    872,883    842,768
#*  Tatung Co., Ltd..................................... 16,173,015  2,715,926
#   Te Chang Construction Co., Ltd......................    427,482    312,847
#   Ten Ren Tea Co., Ltd................................    164,980    191,551
#   Test Research, Inc..................................  1,046,821  1,384,994
#   Test Rite International Co., Ltd....................  1,807,495  1,113,072
#*  Tex-Ray Industrial Co., Ltd.........................    803,000    341,258
#   Thinking Electronic Industrial Co., Ltd.............    524,204    845,513
#   Thye Ming Industrial Co., Ltd.......................  1,074,669  1,051,630
#   Ton Yi Industrial Corp..............................  3,954,644  1,767,064
    Tong Hsing Electronic Industries, Ltd...............    970,963  3,607,831
    Tong Yang Industry Co., Ltd.........................  2,455,741  4,420,318
    Tong-Tai Machine & Tool Co., Ltd....................  1,590,892  1,200,376
    TOPBI International Holdings, Ltd...................     38,000    169,325
    Topco Scientific Co., Ltd...........................  1,022,023  2,408,544
#   Topco Technologies Corp.............................    129,000    227,647
#   Topoint Technology Co., Ltd.........................    991,776    701,517
#   Toung Loong Textile Manufacturing...................    563,000  1,562,263
#   TPK Holding Co., Ltd................................  1,460,000  2,795,811
#   Trade-Van Information Services Co...................    234,000    195,664
    Transasia Airways Corp..............................  2,047,227    401,732
    Tripod Technology Corp..............................  2,894,000  5,926,941
#   TrueLight Corp......................................    571,000  1,260,149
#   Tsann Kuen Enterprise Co., Ltd......................    289,686    239,418
#   TSC Auto ID Technology Co., Ltd.....................    150,700  1,256,110
#   TSRC Corp...........................................  3,182,200  2,787,505
#   Ttet Union Corp.....................................    277,000    686,587
    TTFB Co., Ltd.......................................     62,000    427,292
#   TTY Biopharm Co., Ltd...............................    724,979  2,479,897
    Tung Ho Steel Enterprise Corp.......................  5,243,000  2,999,006
    Tung Ho Textile Co., Ltd............................    188,000     37,236
#   Tung Thih Electronic Co., Ltd.......................    354,600  4,813,369
#   TURVO International Co., Ltd........................    333,112    879,317
    TXC Corp............................................  2,132,053  2,889,536
#   TYC Brother Industrial Co., Ltd.....................  1,199,980  1,133,821
*   Tycoons Group Enterprise............................  2,402,182    289,755

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CONTINUED

                                                           SHARES    VALUE++
                                                         ---------- ----------
TAIWAN -- (Continued)
#   Tyntek Corp.........................................  1,873,039 $  840,073
    U-Ming Marine Transport Corp........................    525,000    386,745
*   Ultra Chip, Inc.....................................    140,000    201,384
#   Unimicron Technology Corp...........................  9,116,000  3,890,410
#   Union Bank Of Taiwan................................  6,366,149  1,739,374
#   Union Insurance Co., Ltd............................    467,660    181,824
#   Unitech Computer Co., Ltd...........................    612,804    313,142
    Unitech Printed Circuit Board Corp..................  3,589,370  1,118,174
    United Integrated Services Co., Ltd.................  1,476,439  2,208,515
#   United Orthopedic Corp..............................    363,323    928,482
*   United Radiant Technology...........................     93,000     97,808
#   Unity Opto Technology Co., Ltd......................  1,915,500  1,052,359
#   Universal Cement Corp...............................  2,537,654  1,704,301
#   Universal Microwave Technology, Inc.................    200,000    369,308
#   Unizyx Holding Corp.................................  2,738,430  1,369,955
    UPC Technology Corp.................................  4,735,447  1,353,471
#   USI Corp............................................  5,416,734  2,191,280
#   Usun Technology Co., Ltd............................    321,000    520,704
#   Ve Wong Corp........................................    621,696    424,598
#   Victory New Materials, Ltd. Co......................    102,000    182,582
    Viking Tech Corp....................................    196,438    146,722
#   Visual Photonics Epitaxy Co., Ltd...................  1,627,696  2,041,112
#   Vivotek, Inc........................................    418,319  1,255,756
#*  Wafer Works Corp....................................  3,144,746    963,971
    Wah Hong Industrial Corp............................    182,021    121,551
#   Wah Lee Industrial Corp.............................  1,148,000  1,721,720
#*  Walsin Lihwa Corp................................... 15,119,000  4,362,473
    Walsin Technology Corp..............................  2,835,497  3,023,840
#   Walton Advanced Engineering, Inc....................  2,069,197    602,723
#   WAN HWA Enterprise Co...............................    690,987    312,070
#   Waterland Financial Holdings Co., Ltd...............  6,571,912  1,680,123
#*  Wei Chuan Foods Corp................................  1,726,000  1,085,093
*   Wei Mon Industry Co., Ltd...........................  3,075,282     32,513
#   Weikeng Industrial Co., Ltd.........................  1,461,100    835,914
#   Well Shin Technology Co., Ltd.......................    448,000    761,424
#*  Wha Yu Industrial Co., Ltd..........................    108,000     54,756
    Win Semiconductors Corp.............................    726,443  1,333,621
#*  Winbond Electronics Corp............................ 14,702,138  4,425,954
    Winstek Semiconductor Co., Ltd......................     52,000     38,652
*   Wintek Corp.........................................  5,447,000     58,543
#   Wisdom Marine Lines Co., Ltd........................  1,757,402  1,855,749
#   Wistron NeWeb Corp..................................  1,634,437  4,370,578
#   Wowprime Corp.......................................     53,000    235,897
#   WT Microelectronics Co., Ltd........................  2,897,051  3,957,132
#   WUS Printed Circuit Co., Ltd........................  2,102,000  1,507,201
#   X-Legend Entertainment Co., Ltd.....................     91,716    162,150
#   XAC Automation Corp.................................    527,000    906,082
#   XPEC Entertainment, Inc.............................    552,000  1,784,432
#   Xxentria Technology Materials Corp..................    684,207  1,638,766
    Yageo Corp..........................................    543,028    925,860
*   Yang Ming Marine Transport Corp.....................  3,859,000    884,658
#   YC Co., Ltd.........................................  2,453,823  1,053,318
#   YC INOX Co., Ltd....................................  2,411,388  1,812,149

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THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                        SHARES     VALUE++
                                                      ---------- ------------
TAIWAN -- (Continued)
#   YCC Parts Manufacturing Co., Ltd.................    204,000 $    294,250
#   Yea Shin International Development Co., Ltd......  1,002,350      430,441
#   Yeong Guan Energy Technology Group Co., Ltd......    435,929    2,304,498
#   YFY, Inc.........................................  8,463,212    2,519,982
#   Yi Jinn Industrial Co., Ltd......................  1,618,094      515,118
#   Yieh Phui Enterprise Co., Ltd....................  6,930,668    1,807,975
#   Yonyu Plastics Co., Ltd..........................    438,600      456,031
#*  Young Fast Optoelectronics Co., Ltd..............    679,872      275,156
#   Young Optics, Inc................................    371,111      357,717
#   Youngtek Electronics Corp........................    732,666    1,170,075
*   Yuanta Futures Co., Ltd..........................     18,000       21,162
    Yufo Electronics Co., Ltd........................     22,400       11,437
    Yung Chi Paint & Varnish Manufacturing Co., Ltd..    442,869    1,052,651
#   Yungshin Construction & Development Co., Ltd.....    372,000      305,230
#   YungShin Global Holding Corp.....................  1,196,015    1,746,888
#   Yungtay Engineering Co., Ltd.....................  2,429,000    3,397,688
#   Zeng Hsing Industrial Co., Ltd...................    362,107    1,662,498
    Zenitron Corp....................................  1,293,000      688,525
#   Zig Sheng Industrial Co., Ltd....................  3,101,732      853,840
#   Zinwell Corp.....................................  1,625,586    2,050,088
#   Zippy Technology Corp............................    663,948      746,358
#   ZongTai Real Estate Development Co., Ltd.........  1,153,277      568,239
                                                                 ------------
TOTAL TAIWAN.........................................             787,189,355
                                                                 ------------
THAILAND -- (3.2%)
    AAPICO Hitech PCL(B013KZ2).......................    110,000       41,057
    AAPICO Hitech PCL(B013L48).......................    964,380      359,947
    Advanced Information Technology PCL..............    186,100      160,293
    AEON Thana Sinsap Thailand PCL(B01KHP2)..........     57,700      165,662
    Aeon Thana Sinsap Thailand PCL(B01KHN0)..........    142,500      409,130
    AJ Plast PCL.....................................  1,325,988      296,948
*   Amarin Printing & Publishing PCL.................     18,060        4,096
    Amata Corp. PCL..................................  3,427,410    1,308,773
    Ananda Development PCL........................... 21,650,900    3,325,648
    AP Thailand PCL..................................  9,887,916    2,100,792
*   Apex Development PCL.............................      3,536           --
    Asia Aviation PCL................................ 13,118,100    2,523,436
    Asia Plus Group Holdings PCL..................... 10,470,300    1,076,189
    Asia Sermkij Leasing PCL.........................    557,900      355,595
    Asian Insulators PCL............................. 12,731,600      104,178
    Asian Phytoceuticals PCL.........................    681,400       33,845
    Bangchak Petroleum PCL (The).....................    686,400      660,189
    Bangkok Airways Co., Ltd.........................     87,700       57,157
    Bangkok Aviation Fuel Services PCL...............  1,907,446    2,122,123
    Bangkok Chain Hospital PCL.......................  7,088,637    2,666,125
    Bangkok Insurance PCL............................    180,181    1,862,336
    Bangkok Land PCL................................. 62,516,170    2,728,239
*   Bangkok Rubber PCL...............................     14,600           --
    Beauty Community PCL.............................  9,141,900    2,572,226
    Better World Green PCL...........................  3,441,200      248,976
    Big Camera Corp. PCL.............................  1,465,100      208,639
    BJC Heavy Industries PCL.........................    300,000       56,417
    Buriram Sugar PCL................................    149,900       54,227

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                         ---------- ----------
THAILAND -- (Continued)
    Cal-Comp Electronics Thailand PCL Class F........... 16,573,544 $1,313,321
*   Central Paper Industry PCL..........................         20         --
    Charoong Thai Wire & Cable PCL Class F..............    967,100    256,838
*   Christiani & Nielsen Thai...........................  2,930,600    343,292
    Chularat Hospital PCL............................... 37,419,500  3,394,936
    CK Power PCL........................................ 22,979,590  2,032,074
    COL PCL.............................................    123,300    138,062
*   Country Group Development PCL....................... 17,992,300    547,569
    Country Group Holdings PCL..........................  7,918,400    379,665
    CS Loxinfo PCL......................................  1,380,600    253,685
    Demco PCL...........................................    682,000    113,569
    Dhipaya Insurance PCL...............................  1,018,700  1,140,663
    Diamond Building Products PCL.......................    277,600     41,046
    DSG International Thailand PCL......................  3,976,140    484,032
*   Dusit Thani PCL.....................................     46,700     13,408
    Dynasty Ceramic PCL................................. 23,313,480  2,891,594
    E for L Aim PCL..................................... 16,362,000    216,093
    Eastern Polymer Group PCL...........................    718,900    258,003
    Eastern Water Resources Development and Management
      PCL Class F.......................................  5,110,200  1,892,667
    Erawan Group PCL (The).............................. 11,387,370  1,556,241
*   Esso Thailand PCL................................... 12,205,600  2,067,558
    Forth Corp. PCL.....................................    140,700     33,933
    Forth Smart Service PCL.............................    165,700     83,730
    Fortune Parts Industry PCL..........................     79,000     12,135
*   G J Steel PCL.......................................  9,611,280     60,709
*   G Steel PCL.........................................  1,817,260     16,696
    GFPT PCL............................................  4,777,900  1,659,850
*   GMM Grammy PCL......................................     90,260     20,991
    Golden Land Property Development PCL................  7,193,500  1,301,150
    Grand Canal Land PCL................................  5,552,200    443,156
*   Grande Asset Hotels & Property PCL..................  2,299,875     64,711
    Hana Microelectronics PCL...........................  3,228,596  2,688,179
    ICC International PCL...............................    204,600    195,319
    Ichitan Group PCL...................................  1,707,700    622,676
    Inter Far East Energy Corp..........................  2,451,100    439,833
    Interlink Communication PCL.........................    143,300     90,103
*   International Engineering PCL....................... 39,494,487     22,678
*   Italian-Thai Development PCL........................ 15,838,427  3,023,989
*   ITV PCL.............................................  2,785,600         --
    JAS Asset PCL.......................................    141,425     11,207
    Jasmine International PCL........................... 11,316,600  1,851,984
    Jay Mart PCL........................................  1,501,425    504,355
    Jubilee Enterprise PCL..............................     73,600     39,727
    Kang Yong Electric PCL..............................     44,000    415,619
    Karmarts PCL........................................    599,800    229,036
    KCE Electronics PCL.................................  1,725,218  4,804,655
    KGI Securities Thailand PCL......................... 11,045,800  1,090,943
    Khon Kaen Sugar Industry PCL........................ 14,050,990  1,581,392
    Khonburi Sugar PCL..................................    101,800     24,113
    Kiatnakin Bank PCL..................................  2,498,400  3,765,891
    Krungthai Card PCL..................................  1,008,800  3,548,033
    L.P.N Development PCL...............................    411,500    154,770
    Laguna Resorts & Hotels PCL.........................    197,000    147,057

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                         ---------- ----------
THAILAND -- (Continued)
    Lanna Resources PCL.................................  1,794,750 $  649,264
    LH Financial Group PCL.............................. 43,916,166  2,320,004
    Loxley PCL..........................................  7,503,676    568,754
    LPN Development PCL.................................  5,764,200  2,167,988
    Major Cineplex Group PCL............................  3,467,000  3,409,266
    Malee Group PCL.....................................     35,200     69,986
    Maybank Kim Eng Securities Thailand PCL.............    943,300    614,784
    MBK PCL.............................................  5,963,100  2,585,208
    MC Group PCL........................................    206,700     80,710
    MCOT PCL............................................  2,285,900    840,067
    MCS Steel PCL.......................................     45,700     17,320
    Mega Lifesciences PCL...............................  1,400,200    659,296
    Millcon Steel PCL...................................  7,480,500    281,351
    MK Real Estate Development PCL......................  1,885,900    233,910
    MK Restaurants Group PCL............................     58,100     89,243
    Modernform Group PCL................................  2,352,200    526,763
    Muang Thai Insurance PCL............................     61,288    254,267
    Muramoto Electron Thailand PCL......................     14,000     90,037
    Namyong Terminal PCL................................    452,800    175,504
    Nation Multimedia Group PCL......................... 14,527,800    500,527
*   Noble Development PCL...............................    580,800    270,140
*   Nok Airlines PCL....................................    690,400    178,398
    Platinum Group PCL (The)............................    502,100     93,702
    Polyplex Thailand PCL...............................  3,522,250  1,314,650
*   Precious Shipping PCL...............................  4,832,500    881,033
    Premier Marketing PCL...............................  1,941,800    535,208
    President Rice Products PCL.........................      3,375      5,644
    Property Perfect PCL................................ 27,612,100    729,346
    PTG Energy PCL......................................  9,199,300  7,395,360
    Quality Houses PCL.................................. 45,894,626  3,636,783
    Raimon Land PCL..................................... 11,010,600    442,574
    Ratchthani Leasing PCL..............................  7,163,100  1,233,953
    Regional Container Lines PCL........................  2,611,900    438,691
    Rojana Industrial Park PCL..........................  6,339,411  1,037,457
    RS PCL..............................................  3,456,400  1,101,523
*   S 11 Group PCL......................................    168,400     44,481
    Saha Pathana Inter-Holding PCL......................    680,300    486,347
    Saha-Union PCL......................................    743,600    784,591
*   Sahaviriya Steel Industries PCL..................... 87,225,900    125,217
    Samart Corp. PCL....................................  3,138,900  1,432,917
    Samart I-Mobile PCL................................. 14,993,100    490,730
    Samart Telcoms PCL..................................  1,946,100    771,065
    Sansiri PCL......................................... 44,226,510  2,298,306
    SC Asset Corp PCL................................... 14,733,115  1,480,503
    Siam Future Development PCL.........................  7,074,273  1,249,118
    Siam Global House PCL...............................  7,901,435  3,516,286
*   Siam Wellness Group PCL.............................     59,700     21,597
    Siamgas & Petrochemicals PCL........................  2,924,300  1,368,535
*   Singha Estate PCL...................................  1,622,100    235,188
    Sino-Thai Engineering & Construction PCL............  4,697,500  3,506,603
    SNC Former PCL......................................    141,800     61,068
    Somboon Advance Technology PCL......................  1,461,637    591,705
    SPCG PCL............................................  2,651,200  1,689,826

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                         ---------- ----------
THAILAND -- (Continued)
    Sri Ayudhya Capital PCL.............................    233,100 $  225,872
    Sri Trang Agro-Industry PCL.........................  6,225,990  2,198,670
    Sriracha Construction PCL...........................  1,085,700    520,562
    Srithai Superware PCL............................... 12,947,500    750,903
*   Stars Microelectronics Thailand PCL.................  1,281,000    255,612
    STP & I PCL.........................................  4,889,364  1,382,723
    Supalai PCL.........................................  4,929,933  3,524,414
    Susco PCL...........................................  1,295,200    112,303
    SVI PCL............................................. 11,798,400  1,659,838
    Symphony Communication PCL..........................    275,275     67,969
    Syntec Construction PCL.............................  4,481,800    483,823
*   Tata Steel Thailand PCL............................. 23,013,900    488,955
    Thai Agro Energy PCL................................    378,870     34,591
*   Thai Airways International PCL(6888868).............  5,871,900  4,256,832
*   Thai Airways International PCL(6364971).............    141,400    102,508
    Thai Central Chemical PCL...........................    263,500    194,807
    Thai Metal Trade PCL................................    465,800    155,133
    Thai Nakarin Hospital PCL...........................     36,500     46,372
*   Thai Reinsurance PCL................................  3,093,200    211,364
    Thai Rung Union Car PCL.............................    511,520     61,095
    Thai Stanley Electric PCL Class F...................    206,600  1,023,213
    Thai Steel Cable PCL................................      3,400      1,093
    Thai Vegetable Oil PCL..............................  3,181,475  2,785,960
    Thai Wacoal PCL.....................................     78,000    111,413
*   Thai Wah PCL........................................    258,300     60,811
    Thai-German Ceramic Industry PCL....................  3,827,900    283,548
    Thaicom PCL.........................................  3,285,000  2,084,367
    Thaire Life Assurance PCL...........................    795,900    228,510
    Thanachart Capital PCL..............................  1,274,000  1,490,540
    Thitikorn PCL.......................................    521,000    178,005
    Thoresen Thai Agencies PCL..........................  5,194,854  1,372,169
    TICON Industrial Connection PCL Class F.............  7,345,684  3,353,327
    TIPCO Foods PCL.....................................  1,162,882    514,165
    Tisco Financial Group PCL(B3KFW10)..................  1,031,000  1,598,450
    Tisco Financial Group PCL(B3KFW76)..................  2,670,200  4,159,011
    TPI Polene PCL......................................  7,970,000    521,723
    TRC Construction PCL................................  9,005,187    392,991
    TTCL PCL(B5ML0D8)...................................  1,350,871    818,357
    TTCL PCL(BWY4Y10)...................................    212,100    128,490
    TTW PCL............................................. 12,037,500  3,974,483
*   U City PCL.......................................... 47,365,600     54,396
    Unique Engineering & Construction PCL...............  4,305,770  2,225,204
    Univanich Palm Oil PCL..............................    939,000    173,889
    Univentures PCL.....................................  7,678,800  1,344,837
    Vanachai Group PCL..................................  6,851,059  3,481,589
    VGI Global Media PCL................................  8,913,100  1,612,189
    Vibhavadi Medical Center PCL........................ 38,413,300  3,374,812
    Vinythai PCL........................................  2,911,734    835,984
*   WHA Corp. PCL.......................................  5,215,800    470,216

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
THAILAND -- (Continued)
    Workpoint Entertainment PCL......................... 1,629,440 $  1,730,958
                                                                   ------------
TOTAL THAILAND..........................................            186,487,019
                                                                   ------------
TURKEY -- (1.8%)
    Adana Cimento Sanayii TAS Class A...................   572,283    1,155,748
#   Adel Kalemcilik Ticaret ve Sanayi A.S...............    42,330      246,330
#*  Afyon Cimento Sanayi TAS............................ 1,129,733    2,068,497
#   Akcansa Cimento A.S.................................   449,330    2,003,836
#*  Akenerji Elektrik Uretim A.S........................ 2,516,472      767,346
    Aksa Akrilik Kimya Sanayii A.S......................   775,850    2,026,837
#*  Aksa Enerji Uretim A.S..............................   930,699      698,984
#*  Aksigorta A.S....................................... 1,013,913      679,240
*   Aktas Elektrik Ticaret A.S..........................       370           --
#   Alarko Holding A.S..................................   688,608      752,589
#   Albaraka Turk Katilim Bankasi A.S................... 4,113,726    1,682,792
    Alkim Alkali Kimya A.S..............................     6,300       28,165
*   Anadolu Anonim Turk Sigorta Sirketi................. 2,035,741    1,166,604
#*  Anadolu Cam Sanayii A.S............................. 1,490,394    1,049,601
#   Anadolu Hayat Emeklilik A.S.........................   946,113    1,587,776
    AvivaSA Emeklilik ve Hayat A.S. Class A.............     8,643       54,540
    Aygaz A.S...........................................   257,571      969,944
#*  Bagfas Bandirma Gubre Fabrikalari A.S...............   538,450    2,047,962
    Baticim Bati Anadolu Cimento Sanayii A.S............   411,020      851,900
#*  Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S... 1,380,080    1,928,801
    Bizim Toptan Satis Magazalari A.S...................   245,003    1,167,891
#   Bolu Cimento Sanayii A.S............................   700,613    1,316,170
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S.......   532,369    1,337,791
*   Boyner Perakende Ve Tekstil Yatirimlari A.S.........   104,938    2,800,935
#   Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.....   827,742    2,001,269
#   Bursa Cimento Fabrikasi A.S.........................   233,191      392,316
    Celebi Hava Servisi A.S.............................    72,419      563,245
#   Cimsa Cimento Sanayi VE Ticaret A.S.................   684,762    3,441,460
#*  Deva Holding A.S....................................   356,487      409,023
#*  Dogan Sirketler Grubu Holding A.S................... 9,685,105    2,045,918
#   Dogus Otomotiv Servis ve Ticaret A.S................   729,022    2,546,359
#   Eczacibasi Yatirim Holding Ortakligi A.S............   266,591    1,012,647
#   EGE Endustri VE Ticaret A.S.........................    20,873    1,679,605
    EGE Seramik Sanayi ve Ticaret A.S...................   480,174      685,658
#   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
      Sanayi ve Ticaret A.S............................. 1,950,686    2,151,858
#*  Fenerbahce Futbol A.S...............................    84,211    1,020,865
#*  Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S..    27,385      189,154
#*  Global Yatirim Holding A.S.......................... 2,140,639    1,155,159
*   Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S.....     8,540           --
#   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.    75,550    1,710,357
#   Goodyear Lastikleri TAS.............................   955,450    1,194,259
#*  Gozde Girisim Sermayesi Yatirim Ortakligi A.S....... 1,107,365      860,909
#   GSD Holding A.S..................................... 2,604,393      865,181
#   Gubre Fabrikalari TAS............................... 1,527,158    2,786,772
#*  Ihlas Holding A.S................................... 8,173,996    1,010,397
    Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve
      Ticaret A.S.......................................   170,170      473,509
#*  Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim
      A.S...............................................   678,189      184,334
    Is Finansal Kiralama A.S............................ 1,795,970      650,147
    Is Yatirim Menkul Degerler A.S. Class A.............   220,148       72,288

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

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES      VALUE++
                                                         --------- --------------
TURKEY -- (Continued)
#*  Izmir Demir Celik Sanayi A.S........................   855,717 $      648,007
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class A........................................... 1,362,478        671,342
#   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class B........................................... 1,111,782        581,629
#   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class D........................................... 7,346,390      3,276,033
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S.............. 3,373,949      1,198,990
#*  Kartonsan Karton Sanayi ve Ticaret A.S..............    15,262      1,230,713
#   Konya Cimento Sanayii A.S...........................    18,057      1,605,203
*   Koza Altin Isletmeleri A.S..........................   226,641        770,898
#*  Koza Anadolu Metal Madencilik Isletmeleri A.S.......   831,604        240,288
    Mardin Cimento Sanayii ve Ticaret A.S...............   397,282        532,329
#*  Metro Ticari ve Mali Yatirimlar Holding A.S......... 2,278,836        420,201
#*  Migros Ticaret A.S..................................   320,825      1,747,330
*   Mudurnu Tavukculuk A.S..............................     1,740             --
*   Nergis Holding A.S..................................     1,784             --
#*  NET Holding A.S..................................... 1,582,921      1,575,210
#*  Netas Telekomunikasyon A.S..........................   490,416      1,371,556
    Nuh Cimento Sanayi A.S..............................   385,168      1,198,437
#   Otokar Otomotiv Ve Savunma Sanayi A.S...............   163,448      5,655,779
#   Park Elektrik Uretim Madencilik Sanayi ve Ticaret
      A.S...............................................   815,128        579,736
*   Parsan Makina Parcalari Sanayii A.S.................   140,357        428,423
#*  Pegasus Hava Tasimaciligi A.S.......................   215,199        839,969
#   Pinar Entegre Et ve Un Sanayi A.S...................   155,791        525,048
    Pinar SUT Mamulleri Sanayii A.S.....................   143,024        735,144
*   Raks Elektronik Sanayi ve Ticaret A.S...............     2,730             --
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S..   565,645        589,340
#*  Sekerbank TAS....................................... 4,341,907      1,775,049
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S............ 1,376,283      1,326,523
#   Soda Sanayii A.S.................................... 1,882,291      2,578,165
#   Tat Gida Sanayi A.S.................................   816,897      1,411,126
#   Tekfen Holding A.S.................................. 1,868,536      4,612,279
#*  Teknosa Ic Ve Dis Ticaret A.S.......................   238,336        408,143
#   Trakya Cam Sanayii A.S.............................. 3,586,813      2,947,290
#   Turcas Petrol A.S................................... 1,289,683        592,281
    Turkiye Sinai Kalkinma Bankasi A.S.................. 8,843,175      3,886,273
#*  Vestel Elektronik Sanayi ve Ticaret A.S............. 1,006,303      2,147,384
#*  Zorlu Enerji Elektrik Uretim A.S.................... 2,990,254      1,604,192
                                                                   --------------
TOTAL TURKEY............................................              107,203,278
                                                                   --------------
TOTAL COMMON STOCKS.....................................            5,168,844,205
                                                                   --------------
PREFERRED STOCKS -- (1.6%)
BRAZIL -- (1.5%)
    Alpargatas SA....................................... 1,791,774      6,354,984
    Banco ABC Brasil SA.................................   798,752      3,473,477
    Banco Daycoval SA...................................   451,227      1,255,264
    Banco do Estado do Rio Grande do Sul SA Class B..... 2,285,044      7,597,081
    Banco Pan SA........................................ 2,079,740        974,958
    Banco Pine SA.......................................   287,303        381,015
    Banco Sofisa SA.....................................    42,500         55,445
    Centrais Eletricas Santa Catarina...................    79,600        375,611
    Cia de Gas de Sao Paulo - COMGAS Class A............   221,785      3,762,082
    Cia de Saneamento do Parana.........................   225,201        408,396
    Cia de Transmissao de Energia Eletrica Paulista.....   426,040      9,066,358

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
BRAZIL -- (Continued)
    Cia Energetica de Minas Gerais......................  3,537,929 $ 9,918,509
    Cia Energetica de Sao Paulo Class B.................  1,652,400   7,093,945
    Cia Energetica do Ceara Class A.....................    114,139   1,724,899
    Cia Ferro Ligas da Bahia - Ferbasa..................    440,849   1,140,736
    Cia Paranaense de Energia...........................    857,600   8,503,528
    Eletropaulo Metropolitana Eletricidade de Sao Paulo
      SA................................................    831,699   3,224,296
    Eucatex SA Industria e Comercio.....................    160,378     128,109
    Gerdau SA...........................................  2,466,023   5,894,300
*   Marcopolo SA........................................  4,937,853   4,690,534
*   Randon SA Implementos e Participacoes...............  2,535,157   3,682,639
*   Sharp SA............................................ 30,200,000          --
    Unipar Carbocloro SA................................    276,095     530,493
*   Usinas Siderurgicas de Minas Gerais SA Class A......  4,852,799   5,612,508
                                                                    -----------
TOTAL BRAZIL............................................             85,849,167
                                                                    -----------
CHILE -- (0.1%)
    Coca-Cola Embonor SA Class B........................    189,742     405,193
    Embotelladora Andina SA Class B.....................    697,217   2,758,408
                                                                    -----------
TOTAL CHILE.............................................              3,163,601
                                                                    -----------
COLOMBIA -- (0.0%)
    Avianca Holdings SA.................................  2,637,267   1,980,098
                                                                    -----------
TOTAL PREFERRED STOCKS..................................             90,992,866
                                                                    -----------
RIGHTS/WARRANTS -- (0.0%)

BRAZIL -- (0.0%)
*   Banco ABC Brasil SA Rights 08/18/16.................     38,866     169,014
                                                                    -----------
CHINA -- (0.0%)
*   Symphony Holdings, Ltd. Warrants 07/05/19...........    446,000       4,599
*   United Energy Group, Ltd. Rights 08/19/16........... 13,424,450     173,031
TOTAL CHINA.............................................                177,630
                                                                    -----------
INDONESIA -- (0.0%)
*   MNC Investama Tbk PT Rights 08/01/16................ 36,583,080          --
                                                                    -----------
POLAND -- (0.0%)
*   Hawe SA Rights......................................    846,548          --
                                                                    -----------
SOUTH AFRICA -- (0.0%)
*   Ascendis Health, Ltd. Rights 08/05/16...............     68,220       7,617
                                                                    -----------
SOUTH KOREA -- (0.0%)
*   Redrover Co., Ltd. Rights 08/12/16..................     24,169      41,751
*   Sammok S-Form Co., Ltd. Rights 08/04/16.............     11,645      35,346
*   SAMT Co., Ltd. Rights 08/03/16......................     64,687      24,832
                                                                    -----------
TOTAL SOUTH KOREA.......................................                101,929
                                                                    -----------
TAIWAN -- (0.0%)
*   Fulgent Sun International Holding Co., Ltd. Rights
      08/22/16..........................................      7,828       5,517
                                                                    -----------
THAILAND -- (0.0%)
*   Jay Mart PCL Rights 08/31/16........................    429,705      20,973

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THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES      VALUE++
                                                          ---------- --------------
THAILAND -- (Continued)
*    Stars Microelectronics Thailand PCL Warrants
       06/28/19..........................................    234,880 $       15,511
                                                                     --------------
TOTAL THAILAND...........................................                    36,484
                                                                     --------------
TOTAL RIGHTS/WARRANTS....................................                   498,191
                                                                     --------------
TOTAL INVESTMENT SECURITIES..............................             5,260,335,262
                                                                     --------------

                                                                        VALUE+
                                                                     --------------
SECURITIES LENDING COLLATERAL -- (10.6%)
(S)@ DFA Short Term Investment Fund...................... 53,978,852    624,535,318
                                                                     --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,722,298,391)^^................................            $5,884,870,580
                                                                     ==============

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

Summary of the Series' investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -------------- -------------- ------- --------------
Common Stocks
   Belgium....................             -- $       70,326   --    $       70,326
   Brazil..................... $  489,793,038        509,605   --       490,302,643
   Chile......................     92,457,062             --   --        92,457,062
   China......................             --    724,637,609   --       724,637,609
   Colombia...................      9,243,092         54,602   --         9,297,694
   Greece.....................             --     18,056,025   --        18,056,025
   Hungary....................             --      1,779,303   --         1,779,303
   India......................     10,182,916    742,531,937   --       752,714,853
   Indonesia..................      1,452,386    181,676,222   --       183,128,608
   Malaysia...................             --    237,039,708   --       237,039,708
   Mexico.....................    174,837,181     12,944,893   --       187,782,074
   Philippines................         40,197     99,380,423   --        99,420,620
   Poland.....................             --    108,151,191   --       108,151,191
   South Africa...............     13,062,993    400,812,682   --       413,875,675
   South Korea................      6,198,167    763,052,995   --       769,251,162
   Taiwan.....................        161,257    787,028,098   --       787,189,355
   Thailand...................    186,257,624        229,395   --       186,487,019
   Turkey.....................             --    107,203,278   --       107,203,278
Preferred Stocks
   Brazil.....................     85,849,167             --   --        85,849,167
   Chile......................      3,163,601             --   --         3,163,601
   Colombia...................      1,980,098             --   --         1,980,098
Rights/Warrants
   Brazil.....................             --        169,014   --           169,014
   China......................             --        177,630   --           177,630
   Indonesia..................             --             --   --                --
   Poland.....................             --             --   --                --
   South Africa...............             --          7,617   --             7,617
   South Korea................             --        101,929   --           101,929
   Taiwan.....................             --          5,517   --             5,517
   Thailand...................             --         36,484   --            36,484
Securities Lending Collateral.             --    624,535,318   --       624,535,318
Futures Contracts**...........        986,432             --   --           986,432
                               -------------- --------------   --    --------------
TOTAL......................... $1,075,665,211 $4,810,191,801   --    $5,885,857,012
                               ============== ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2016
                                  (UNAUDITED)

                                                          SHARES      VALUE+
                                                         --------- ------------
COMMON STOCKS -- (95.2%)

Consumer Discretionary -- (15.3%)
*   1-800-Flowers.com, Inc. Class A.....................    44,330 $    404,733
    Aaron's, Inc........................................     4,830      115,678
#   Arctic Cat, Inc.....................................     3,436       53,636
#*  Ascent Capital Group, Inc. Class A..................     8,564      145,759
    Autoliv, Inc........................................     9,404      994,943
*   Ballantyne Strong, Inc..............................     9,030       47,137
*   Barnes & Noble Education, Inc.......................     7,710       89,128
    Barnes & Noble, Inc.................................    12,200      159,576
#   Bassett Furniture Industries, Inc...................     2,900       74,907
    Beasley Broadcast Group, Inc. Class A...............     9,471       50,196
#*  Beazer Homes USA, Inc...............................     4,326       41,486
*   Belmond, Ltd. Class A...............................    75,198      864,025
#   Best Buy Co., Inc...................................   197,800    6,646,080
    Big 5 Sporting Goods Corp...........................     8,501       89,771
#*  Biglari Holdings, Inc...............................         8        3,321
#*  BJ's Restaurants, Inc...............................    25,971    1,008,714
#   Bob Evans Farms, Inc................................    52,387    1,926,794
*   Build-A-Bear Workshop, Inc..........................    25,874      352,663
*   Cabela's, Inc.......................................    53,051    2,739,023
#   Cable One, Inc......................................     5,780    3,028,026
    Caleres, Inc........................................    74,697    1,966,025
    Callaway Golf Co....................................    38,543      412,410
*   Cambium Learning Group, Inc.........................    37,733      182,628
    Canterbury Park Holding Corp........................     2,755       30,030
#   Carnival Corp.......................................   489,649   22,876,401
#   Carriage Services, Inc..............................    20,916      508,468
*   Cavco Industries, Inc...............................     7,600      755,288
#   CBS Corp. Class A...................................    28,263    1,554,465
    CBS Corp. Class B...................................   201,625   10,528,857
*   Charter Communications, Inc. Class A................   339,394   79,713,469
*   Christopher & Banks Corp............................    56,231      114,149
    Churchill Downs, Inc................................     7,682    1,007,341
    Citi Trends, Inc....................................     3,415       56,962
    Columbia Sportswear Co..............................     8,634      494,296
    Comcast Corp. Class A............................... 3,718,201  250,049,017
#*  Conn's, Inc.........................................    25,450      180,949
#   Core-Mark Holding Co., Inc..........................    96,236    4,711,715
    CSS Industries, Inc.................................    10,852      285,516
#   CST Brands, Inc.....................................    50,181    2,244,094
    Culp, Inc...........................................    10,036      286,327
*   Delta Apparel, Inc..................................     7,532      179,939
    Destination Maternity Corp..........................       200        1,124
    DeVry Education Group, Inc..........................     8,757      195,018
#   Dillard's, Inc. Class A.............................   120,300    8,141,904
*   Discovery Communications, Inc. Class B..............     3,762       99,204
*   Discovery Communications, Inc. Class C..............     3,762       92,319
*   Dixie Group, Inc. (The).............................    11,800       43,660
#*  Dorman Products, Inc................................    20,712    1,319,354
    Dover Motorsports, Inc..............................    15,098       31,706
    DR Horton, Inc......................................   208,125    6,843,150
*   DreamWorks Animation SKG, Inc. Class A..............    46,429    1,902,196

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CONTINUED


                                                          SHARES     VALUE+
                                                         --------- -----------
Consumer Discretionary -- (Continued)
    Educational Development Corp........................     1,679 $    22,566
*   Eldorado Resorts, Inc...............................    18,512     267,498
    Escalade, Inc.......................................       277       2,972
#*  EW Scripps Co. (The) Class A........................    81,265   1,378,254
#*  Federal-Mogul Holdings Corp.........................    36,417     321,926
    Flanigan's Enterprises, Inc.........................       865      20,561
    Flexsteel Industries, Inc...........................     2,068      84,995
    Ford Motor Co....................................... 2,008,992  25,433,839
#   Fred's, Inc. Class A................................    47,275     751,200
#*  FTD Cos., Inc.......................................    24,893     630,042
#*  G-III Apparel Group, Ltd............................    22,788     912,204
#   GameStop Corp. Class A..............................   104,752   3,242,074
*   Gaming Partners International Corp..................       500       4,775
    Gannett Co., Inc....................................    59,819     763,290
    General Motors Co................................... 1,002,451  31,617,305
*   Genesco, Inc........................................     7,056     489,828
    Graham Holdings Co. Class B.........................     5,780   2,908,727
#*  Gray Television, Inc................................    46,874     464,053
#   Group 1 Automotive, Inc.............................    57,936   3,610,572
    Harte-Hanks, Inc....................................    55,608      92,309
#   Haverty Furniture Cos., Inc.........................    33,479     617,018
#*  Helen of Troy, Ltd..................................    64,389   6,413,788
#*  hhgregg, Inc........................................    24,498      50,956
    Hooker Furniture Corp...............................    14,814     342,648
*   Hyatt Hotels Corp. Class A..........................    14,601     736,474
#*  Iconix Brand Group, Inc.............................    65,319     470,297
    International Speedway Corp. Class A................    24,844     838,982
*   J Alexander's Holdings, Inc.........................     2,666      25,514
#*  JAKKS Pacific, Inc..................................    13,103     120,810
#*  JC Penney Co., Inc..................................    85,215     823,177
    Johnson Outdoors, Inc. Class A......................    15,588     474,655
#   KB Home.............................................    30,800     483,560
#   Kohl's Corp.........................................    14,353     596,941
    La-Z-Boy, Inc.......................................    56,332   1,702,353
*   Lakeland Industries, Inc............................    11,757     119,216
#*  Lands' End, Inc.....................................    21,056     299,206
#   Lennar Corp. Class A................................   224,100  10,487,880
    Lennar Corp. Class B................................     7,868     295,365
#*  Liberty Braves Group Class A........................     9,638     158,931
#*  Liberty Braves Group Class B........................       762      12,824
*   Liberty Braves Group Class C........................    20,801     332,400
*   Liberty Broadband Corp. Class A.....................    24,095   1,513,407
*   Liberty Broadband Corp. Class B.....................     1,905     128,721
#*  Liberty Broadband Corp. Class C.....................    67,601   4,279,819
*   Liberty Interactive Corp., QVC Group Class A........   882,463  23,658,833
#*  Liberty Interactive Corp., QVC Group Class B........    35,706     990,663
*   Liberty Media Group Class A.........................    24,095     546,956
#*  Liberty Media Group Class B.........................     1,905      53,150
#*  Liberty Media Group Class C.........................    52,002   1,165,885
*   Liberty SiriusXM Group Class A......................    96,383   3,445,692
#*  Liberty SiriusXM Group Class B......................     7,622     272,639
*   Liberty SiriusXM Group Class C......................   208,010   7,332,352
*   Liberty TripAdvisor Holdings, Inc. Class A..........    76,802   1,817,903

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CONTINUED



                                                         SHARES    VALUE+
                                                         ------- -----------
Consumer Discretionary -- (Continued)
*   Liberty TripAdvisor Holdings, Inc. Class B..........   3,570 $    88,036
*   Liberty Ventures Series A........................... 202,261   7,627,262
#*  Liberty Ventures Series B...........................   8,645     340,699
    Lifetime Brands, Inc................................  16,431     220,011
#   Lithia Motors, Inc. Class A.........................  34,933   3,014,369
#*  Live Nation Entertainment, Inc...................... 145,347   3,985,415
#*  Loral Space & Communications, Inc...................   1,920      67,450
*   Luby's, Inc.........................................  32,226     149,529
*   M/I Homes, Inc......................................  37,930     855,321
*   Madison Square Garden Co. (The) Class A.............   9,852   1,800,847
    Marcus Corp. (The)..................................  18,899     418,613
#*  MarineMax, Inc......................................  29,164     589,113
#   Marriott Vacations Worldwide Corp...................   2,531     193,115
#*  McClatchy Co. (The) Class A.........................   6,060     117,200
*   Media General, Inc..................................  25,196     443,198
#   Meredith Corp.......................................  32,676   1,780,188
#*  Meritage Homes Corp.................................  28,156   1,024,597
*   MGM Resorts International........................... 227,871   5,464,347
*   Modine Manufacturing Co.............................  14,650     140,640
*   Mohawk Industries, Inc..............................  98,740  20,630,736
*   Monarch Casino & Resort, Inc........................   1,103      25,733
#*  Motorcar Parts of America, Inc......................  13,074     366,464
#   Movado Group, Inc...................................  21,998     496,935
*   MSG Networks, Inc. Class A..........................  29,558     474,406
*   Murphy USA, Inc.....................................  30,778   2,358,826
#   NACCO Industries, Inc. Class A......................   6,832     384,437
*   New York & Co., Inc.................................   6,926      12,882
    Newell Brands, Inc.................................. 209,562  10,993,623
    News Corp. Class A.................................. 402,247   5,217,144
#   News Corp. Class B..................................  99,903   1,342,696
*   Office Depot, Inc................................... 181,609     628,367
#   Penske Automotive Group, Inc........................  43,845   1,737,139
*   Perry Ellis International, Inc......................  19,169     410,600
#   PulteGroup, Inc..................................... 143,221   3,033,421
    PVH Corp............................................  31,964   3,230,282
    RCI Hospitality Holdings, Inc.......................  12,026     128,077
#*  Red Robin Gourmet Burgers, Inc......................  31,175   1,507,623
*   Regis Corp..........................................  49,623     666,933
#   Rent-A-Center, Inc..................................  76,435     825,498
    Rocky Brands, Inc...................................   8,729      95,757
#   Royal Caribbean Cruises, Ltd........................ 322,500  23,361,900
#*  Ruby Tuesday, Inc...................................  17,500      70,700
    Saga Communications, Inc. Class A...................   8,693     356,587
    Salem Media Group, Inc..............................  10,922      82,680
    Scholastic Corp.....................................  30,900   1,269,990
*   Sequential Brands Group, Inc........................      70         569
#   Service Corp. International......................... 274,069   7,597,193
*   Shiloh Industries, Inc..............................  15,461     149,817
#   Shoe Carnival, Inc..................................  33,450     880,069
    Spartan Motors, Inc.................................  16,820     142,802
    Speedway Motorsports, Inc...........................  16,132     285,052
#   Stage Stores, Inc...................................  37,214     220,679
    Standard Motor Products, Inc........................  37,342   1,566,123

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Discretionary -- (Continued)
    Staples, Inc........................................   426,509 $  3,962,269
*   Starz Class B.......................................     7,422      229,488
*   Stoneridge, Inc.....................................    19,361      322,941
#   Strattec Security Corp..............................     5,224      232,990
    Superior Industries International, Inc..............    23,275      711,284
    Superior Uniform Group, Inc.........................    17,956      288,553
*   Sypris Solutions, Inc...............................     8,460        7,445
    Tailored Brands, Inc................................    52,860      774,399
*   Tandy Leather Factory, Inc..........................     9,974       71,214
    Target Corp.........................................     4,925      371,000
    TEGNA, Inc..........................................   119,639    2,620,094
    Time Warner, Inc.................................... 1,534,860  117,647,019
#   Time, Inc...........................................   191,857    3,133,025
#*  Toll Brothers, Inc..................................   179,799    5,036,170
*   Trans World Entertainment Corp......................     5,781       20,523
*   Tuesday Morning Corp................................    60,500      477,345
    Twenty-First Century Fox, Inc. Class A.............. 1,287,383   34,295,883
    Twenty-First Century Fox, Inc. Class B..............   550,972   14,892,773
*   Unifi, Inc..........................................    43,422    1,173,697
*   Universal Electronics, Inc..........................     3,206      247,952
#   Vail Resorts, Inc...................................    11,600    1,659,612
*   Vista Outdoor, Inc..................................    77,610    3,884,380
*   VOXX International Corp.............................     3,750        9,938
    Walt Disney Co. (The)...............................    26,220    2,515,809
#   Wendy's Co. (The)...................................   242,704    2,344,521
#*  West Marine, Inc....................................    26,468      231,860
    Whirlpool Corp......................................    30,049    5,780,226
#   Wyndham Worldwide Corp..............................    94,848    6,736,105
                                                                   ------------
Total Consumer Discretionary............................            887,821,787
                                                                   ------------
Consumer Staples -- (8.3%)
#   Alico, Inc..........................................       960       28,397
#*  Alliance One International, Inc.....................     3,508       60,688
    Andersons, Inc. (The)...............................    23,660      874,947
    Archer-Daniels-Midland Co...........................   813,476   36,671,498
    Bunge, Ltd..........................................   121,368    7,990,869
*   CCA Industries, Inc.................................     8,323       26,592
*   Central Garden & Pet Co.............................    25,184      610,964
*   Central Garden & Pet Co. Class A....................    48,121    1,096,678
    Constellation Brands, Inc. Class A..................   249,042   40,999,784
    Constellation Brands, Inc. Class B..................    12,715    2,109,037
#*  Craft Brew Alliance, Inc............................     9,754      114,512
    CVS Health Corp..................................... 1,510,745  140,076,276
#   Fresh Del Monte Produce, Inc........................    39,437    2,241,993
#*  Hain Celestial Group, Inc. (The)....................    87,292    4,608,145
    Ingles Markets, Inc. Class A........................    11,437      444,099
    Ingredion, Inc......................................    62,117    8,276,469
    JM Smucker Co. (The)................................   108,204   16,680,729
    John B. Sanfilippo & Son, Inc.......................    10,428      486,675
    Kraft Heinz Co. (The)...............................   119,352   10,310,819
#*  Landec Corp.........................................    37,056      426,144
*   Mannatech, Inc......................................       717       13,092
#   MGP Ingredients, Inc................................     4,788      205,884

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CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Staples -- (Continued)
    Molson Coors Brewing Co. Class A....................     1,908 $    191,124
    Molson Coors Brewing Co. Class B....................   186,550   19,057,948
    Mondelez International, Inc. Class A................ 2,081,099   91,526,734
*   Nutraceutical International Corp....................    14,615      374,729
    Oil-Dri Corp. of America............................     5,047      189,010
#*  Omega Protein Corp..................................    25,852      582,187
#*  Post Holdings, Inc..................................    50,201    4,350,921
    Reynolds American, Inc..............................   188,277    9,425,147
    Sanderson Farms, Inc................................    16,100    1,410,199
#*  Seaboard Corp.......................................     1,812    5,309,160
#*  Seneca Foods Corp. Class A..........................     6,301      246,810
*   Seneca Foods Corp. Class B..........................       300       12,300
#   Snyder's-Lance, Inc.................................    32,153    1,101,562
    SpartanNash Co......................................    34,281    1,079,852
#   Spectrum Brands Holdings, Inc.......................    46,130    5,940,160
#*  TreeHouse Foods, Inc................................    24,190    2,496,166
    Tyson Foods, Inc. Class A...........................   405,030   29,810,208
#   Universal Corp......................................    22,290    1,322,020
    Wal-Mart Stores, Inc................................     8,438      615,721
    Walgreens Boots Alliance, Inc.......................   370,388   29,353,249
    Weis Markets, Inc...................................    11,602      599,475
                                                                   ------------
Total Consumer Staples..................................            479,348,973
                                                                   ------------
Energy -- (12.6%)
    Adams Resources & Energy, Inc.......................     6,004      181,741
#   Alon USA Energy, Inc................................    33,484      236,732
    Anadarko Petroleum Corp.............................   475,268   25,916,364
#   Apache Corp.........................................    77,083    4,046,858
    Archrock, Inc.......................................    69,200      616,572
#   Atwood Oceanics, Inc................................     4,600       49,128
    Baker Hughes, Inc...................................   127,976    6,121,092
*   Barnwell Industries, Inc............................     7,870       11,726
#   Bristow Group, Inc..................................    40,138      433,892
#   California Resources Corp...........................     2,132       21,874
#*  Callon Petroleum Co.................................    13,214      150,508
    Chevron Corp........................................ 1,182,771  121,210,372
#*  Cloud Peak Energy, Inc..............................    33,115      112,922
    ConocoPhillips...................................... 1,728,838   70,571,167
*   Contango Oil & Gas Co...............................     1,064        9,821
*   Dawson Geophysical Co...............................    30,611      228,052
    Delek US Holdings, Inc..............................    52,256      654,245
#   Denbury Resources, Inc..............................   289,460      839,434
    EOG Resources, Inc..................................    86,247    7,046,380
#*  Era Group, Inc......................................    24,458      214,741
#*  Exterran Corp.......................................    34,600      440,112
    Exxon Mobil Corp.................................... 2,285,264  203,274,233
#   Green Plains, Inc...................................    26,534      601,791
    Gulf Island Fabrication, Inc........................    15,018      127,052
#*  Gulfmark Offshore, Inc. Class A.....................    27,750       80,475
    Halliburton Co......................................    47,970    2,094,370
#*  Harvest Natural Resources, Inc......................    12,050        6,989
#*  Helix Energy Solutions Group, Inc...................   103,010      817,899
#   Helmerich & Payne, Inc..............................   108,670    6,734,280

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THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES     VALUE+
                                                         ------- ------------
Energy -- (Continued)
    Hess Corp........................................... 165,152 $  8,860,405
#   HollyFrontier Corp..................................  32,210      818,778
#*  Hornbeck Offshore Services, Inc.....................  29,719      237,158
    Kinder Morgan, Inc.................................. 260,042    5,286,654
    Marathon Oil Corp................................... 467,019    6,370,139
    Marathon Petroleum Corp............................. 903,936   35,606,039
*   Matrix Service Co...................................  15,423      255,559
#   Murphy Oil Corp..................................... 118,565    3,252,238
#   Nabors Industries, Ltd.............................. 181,974    1,637,766
#   National Oilwell Varco, Inc......................... 250,948    8,118,168
*   Natural Gas Services Group, Inc.....................  15,026      377,303
*   Newpark Resources, Inc..............................  97,395      615,536
    Noble Corp. P.L.C...................................  74,243      547,913
    Noble Energy, Inc................................... 133,794    4,779,122
    Occidental Petroleum Corp........................... 184,373   13,778,194
    Overseas Shipholding Group, Inc. Class A............      39          499
#*  Parker Drilling Co.................................. 142,573      295,126
#   Patterson-UTI Energy, Inc........................... 152,325    2,953,582
#*  PDC Energy, Inc.....................................  24,103    1,320,121
*   PHI, Inc. Non-voting................................  15,570      300,812
#*  PHI, Inc. Voting....................................   1,099       21,359
    Phillips 66......................................... 883,414   67,192,469
*   Pioneer Energy Services Corp........................  74,262      233,925
    Pioneer Natural Resources Co........................  88,400   14,371,188
    QEP Resources, Inc..................................  33,043      601,383
#*  Renewable Energy Group, Inc.........................   2,882       28,100
#*  REX American Resources Corp.........................   4,050      266,490
#   Rowan Cos. P.L.C. Class A........................... 118,378    1,804,081
    Schlumberger, Ltd................................... 602,942   48,548,890
#*  SEACOR Holdings, Inc................................  20,471    1,157,021
    SemGroup Corp. Class A..............................   4,727      136,894
#   Ship Finance International, Ltd.....................  12,481      188,463
#   Superior Energy Services, Inc.......................  75,686    1,208,705
#   Teekay Corp.........................................  37,720      233,864
    Tesco Corp..........................................   3,745       24,754
    Tesoro Corp......................................... 168,807   12,854,653
*   TETRA Technologies, Inc.............................  11,632       69,908
#   Tidewater, Inc......................................  20,555       87,770
#   Transocean, Ltd..................................... 252,980    2,780,250
#*  Unit Corp...........................................  52,140      651,750
    Valero Energy Corp.................................. 605,899   31,676,400
#*  Weatherford International P.L.C.....................  46,788      265,756
    Western Refining, Inc...............................  47,810      996,839
*   Whiting Petroleum Corp..............................  16,007      117,972
*   Willbros Group, Inc.................................  18,620       38,171
                                                                 ------------
Total Energy............................................          733,818,989
                                                                 ------------
Financials -- (18.0%)
    1st Source Corp.....................................  45,305    1,522,701
    Aflac, Inc.......................................... 130,228    9,412,880
    Alexander & Baldwin, Inc............................  66,838    2,633,417
*   Alleghany Corp......................................   3,115    1,693,002
    Allied World Assurance Co. Holdings AG..............  76,431    3,132,907

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CONTINUED


                                                          SHARES     VALUE+
                                                         --------- -----------
Financials -- (Continued)
    Allstate Corp. (The)................................   211,174 $14,429,519
    American Equity Investment Life Holding Co..........    88,700   1,412,991
    American Financial Group, Inc.......................   173,596  12,689,868
*   American Independence Corp..........................       173       4,273
    American International Group, Inc...................   838,781  45,663,238
    American National Insurance Co......................    23,302   2,664,584
#   Ameris Bancorp......................................    10,350     343,206
    AmeriServ Financial, Inc............................    33,075     102,863
*   Arch Capital Group, Ltd.............................     3,094     224,717
    Argo Group International Holdings, Ltd..............    51,636   2,679,392
    Aspen Insurance Holdings, Ltd.......................   102,623   4,716,553
    Associated Banc-Corp................................    31,434     584,672
    Assurant, Inc.......................................    65,820   5,463,718
    Assured Guaranty, Ltd...............................   122,989   3,294,875
*   Asta Funding, Inc...................................     7,527      81,292
    Astoria Financial Corp..............................    19,344     283,776
*   Atlanticus Holdings Corp............................    19,218      57,462
#*  AV Homes, Inc.......................................     3,852      55,161
    Axis Capital Holdings, Ltd..........................     8,510     472,986
    Baldwin & Lyons, Inc. Class A.......................       300       7,433
    Baldwin & Lyons, Inc. Class B.......................     6,556     173,668
#*  Bancorp, Inc. (The).................................       459       2,433
    Bank Mutual Corp....................................    14,475     110,589
    Bank of America Corp................................ 5,529,894  80,128,164
    Bank of New York Mellon Corp. (The).................   542,295  21,366,423
    BankFinancial Corp..................................    21,475     261,995
    BB&T Corp...........................................   120,935   4,458,873
    BCB Bancorp, Inc....................................     1,059      11,194
    Berkshire Hills Bancorp, Inc........................    30,747     810,798
    Capital City Bank Group, Inc........................    15,389     220,217
    Capital One Financial Corp..........................   373,787  25,073,632
*   Cascade Bancorp.....................................    15,799      89,106
    Cathay General Bancorp..............................    17,730     531,545
    CenterState Banks, Inc..............................       747      12,445
    Century Bancorp, Inc. Class A.......................       495      21,612
    Chicopee Bancorp, Inc...............................       366       6,873
    Chubb, Ltd..........................................    98,118  12,290,261
#   Cincinnati Financial Corp...........................    16,626   1,241,962
#   CIT Group, Inc......................................    45,907   1,586,546
    Citigroup, Inc...................................... 1,870,326  81,938,982
    Citizens Community Bancorp, Inc.....................    10,355     105,000
    CME Group, Inc......................................   414,385  42,366,722
    CNA Financial Corp..................................   233,574   7,434,660
    CNO Financial Group, Inc............................   301,264   5,232,956
    Codorus Valley Bancorp, Inc.........................       138       2,927
#   Comerica, Inc.......................................    16,431     743,338
    Community West Bancshares...........................       400       3,024
*   Consumer Portfolio Services, Inc....................    30,005     127,221
#*  Cowen Group, Inc. Class A...........................    15,961      49,798
    Donegal Group, Inc. Class A.........................    13,586     219,686
    Donegal Group, Inc. Class B.........................       300       4,782
*   E*TRADE Financial Corp..............................    89,699   2,249,651
    Eastern Virginia Bankshares, Inc....................       307       2,312

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES    VALUE+
                                                         ------- -----------
Financials -- (Continued)
    EMC Insurance Group, Inc............................  27,511 $   762,880
#*  Emergent Capital, Inc...............................   3,602      13,363
    Endurance Specialty Holdings, Ltd...................  94,576   6,396,175
    Enterprise Financial Services Corp..................   3,235      93,039
    ESSA Bancorp, Inc...................................   8,217     116,353
    Evans Bancorp, Inc..................................   1,681      42,849
    Everest Re Group, Ltd...............................  34,913   6,598,906
    Farmers Capital Bank Corp...........................     302       8,921
    FBL Financial Group, Inc. Class A...................  24,660   1,538,044
    Federal Agricultural Mortgage Corp. Class A.........     177       7,099
    Federal Agricultural Mortgage Corp. Class C.........   9,200     353,556
    Federated National Holding Co.......................  13,665     286,282
    Fidelity Southern Corp..............................   7,213     124,136
    Fifth Third Bancorp.................................  92,166   1,749,311
*   First Acceptance Corp...............................  27,347      41,567
#   First American Financial Corp.......................  61,982   2,591,467
#   First Bancorp.......................................  16,138     302,103
    First Busey Corp....................................   3,594      80,973
    First Business Financial Services, Inc..............     964      22,856
    First Citizens BancShares, Inc. Class A.............   8,627   2,241,122
#   First Commonwealth Financial Corp...................  30,547     294,779
    First Community Bancshares, Inc.....................     183       4,196
    First Defiance Financial Corp.......................  10,880     453,587
    First Financial Northwest, Inc......................  25,371     354,687
    First Merchants Corp................................  41,623   1,090,523
    First Midwest Bancorp, Inc..........................   7,168     133,827
    First South Bancorp, Inc............................   2,278      21,892
    FNB Corp............................................  63,117     754,248
    FNF Group...........................................  46,321   1,744,912
#*  FNFV Group..........................................  15,438     184,175
#*  Genworth Financial, Inc. Class A....................  34,964      99,997
#   German American Bancorp, Inc........................   4,179     142,086
*   Global Indemnity P.L.C..............................   8,282     248,708
    Goldman Sachs Group, Inc. (The)..................... 209,155  33,215,906
    Great Southern Bancorp, Inc.........................   1,616      63,347
    Great Western Bancorp, Inc..........................     260       8,624
    Griffin Industrial Realty, Inc......................   1,500      48,285
    Guaranty Federal Bancshares, Inc....................   1,684      27,146
*   Hallmark Financial Services, Inc....................  20,834     221,049
    Hanover Insurance Group, Inc. (The).................  88,829   7,314,180
    Hartford Financial Services Group, Inc. (The)....... 320,787  12,783,362
    Heartland Financial USA, Inc........................     465      17,075
#*  Hilltop Holdings, Inc...............................  26,171     570,004
#   Hingham Institution for Savings.....................     500      65,500
*   HMN Financial, Inc..................................   3,456      47,555
    Home Bancorp, Inc...................................     719      20,808
    HopFed Bancorp, Inc.................................   6,781      77,236
    Horace Mann Educators Corp..........................  58,206   1,989,481
    Huntington Bancshares, Inc..........................  70,847     673,046
    Iberiabank Corp.....................................     697      43,542
    Independence Holding Co.............................  13,333     232,128
#   Infinity Property & Casualty Corp...................  15,800   1,296,232
    International Bancshares Corp.......................     800      21,936

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THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Financials -- (Continued)
#   Investment Technology Group, Inc....................    23,677 $    395,406
    Investors Title Co..................................     1,169      117,484
#   Janus Capital Group, Inc............................    24,840      375,084
    JPMorgan Chase & Co................................. 2,549,091  163,065,351
#   Kemper Corp.........................................    46,361    1,588,791
    Kentucky First Federal Bancorp......................     2,400       19,824
    KeyCorp.............................................   526,210    6,156,657
    Lake Sunapee Bank Group.............................     3,667       67,619
    Lakeland Bancorp, Inc...............................     8,740      104,093
    Landmark Bancorp, Inc...............................     2,169       55,852
    Legg Mason, Inc.....................................    56,555    1,930,788
    Lincoln National Corp...............................   134,595    5,877,764
    Loews Corp..........................................   243,798   10,076,171
#   M&T Bank Corp.......................................     4,241      485,849
    Macatawa Bank Corp..................................    17,006      131,796
#   Mackinac Financial Corp.............................     6,893       80,303
#   Maiden Holdings, Ltd................................     5,792       80,914
    MainSource Financial Group, Inc.....................    45,000    1,002,150
*   Markel Corp.........................................       101       95,824
    Marlin Business Services Corp.......................    14,241      261,465
    MB Financial, Inc...................................    19,678      755,438
#*  MBIA, Inc...........................................    82,267      694,333
    MBT Financial Corp..................................    24,724      222,269
    Mercantile Bank Corp................................     4,422      111,346
    Meta Financial Group, Inc...........................     1,083       59,229
    MetLife, Inc........................................   958,812   40,979,625
    MidWestOne Financial Group, Inc.....................       346       10,017
    Morgan Stanley...................................... 1,036,923   29,790,798
    MutualFirst Financial, Inc..........................     2,300       66,079
    Nasdaq, Inc.........................................    42,129    2,981,048
    National Western Life Group, Inc. Class A...........       900      170,226
    Navigators Group, Inc. (The)........................     3,685      345,174
    New York Community Bancorp, Inc.....................    52,185      754,073
*   NewStar Financial, Inc..............................    41,166      420,717
    Northrim BanCorp, Inc...............................     5,734      162,846
    OFG Bancorp.........................................    30,191      320,327
    Old Republic International Corp.....................   172,923    3,351,248
    Oppenheimer Holdings, Inc. Class A..................     3,097       48,747
*   Pacific Mercantile Bancorp..........................     4,174       28,508
    PacWest Bancorp.....................................     1,076       44,493
    Park Sterling Corp..................................       992        7,658
#   People's United Financial, Inc......................    68,700    1,041,492
    Peoples Bancorp of North Carolina, Inc..............       250        5,120
    Peoples Bancorp, Inc................................    15,923      357,471
*   PHH Corp............................................    54,576      797,355
    Pinnacle Financial Partners, Inc....................    23,924    1,270,604
*   Piper Jaffray Cos...................................       312       12,898
    PNC Financial Services Group, Inc. (The)............   149,271   12,337,248
    Popular, Inc........................................    56,536    1,904,698
    Premier Financial Bancorp, Inc......................     4,434       79,103
    Principal Financial Group, Inc......................   218,754   10,200,499
    Provident Financial Holdings, Inc...................       544       10,603
#   Provident Financial Services, Inc...................    21,059      424,339

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CONTINUED


                                                          SHARES     VALUE+
                                                         --------- -----------
Financials -- (Continued)
    Prudential Financial, Inc...........................   497,625 $37,466,186
#   Radian Group, Inc...................................   161,945   2,089,090
    Regions Financial Corp.............................. 1,302,555  11,944,429
    Reinsurance Group of America, Inc...................   169,166  16,789,725
#   RenaissanceRe Holdings, Ltd.........................    12,667   1,488,626
    Renasant Corp.......................................    42,102   1,356,526
#*  Republic First Bancorp, Inc.........................     2,174       9,544
    Resource America, Inc. Class A......................    21,051     205,037
    Riverview Bancorp, Inc..............................     1,682       7,889
    Safety Insurance Group, Inc.........................    26,197   1,668,749
    Sandy Spring Bancorp, Inc...........................     9,125     272,290
*   Select Bancorp, Inc.................................       600       4,854
#   Selective Insurance Group, Inc......................    45,200   1,770,032
    SI Financial Group, Inc.............................     5,661      75,688
    South State Corp....................................     8,549     623,308
*   Southern First Bancshares, Inc......................     1,216      32,905
#   Southwest Bancorp, Inc..............................    16,974     329,635
#   State Auto Financial Corp...........................    15,100     340,958
    State Street Corp...................................    12,833     844,155
    Sterling Bancorp....................................    70,552   1,191,623
    Stewart Information Services Corp...................    12,271     525,322
*   Stratus Properties, Inc.............................     3,069      53,984
    Suffolk Bancorp.....................................       205       6,747
    SunTrust Banks, Inc.................................   255,532  10,806,448
*   Synchrony Financial.................................   914,357  25,492,273
    Synovus Financial Corp..............................    22,796     693,910
    Timberland Bancorp, Inc.............................     2,500      37,425
    Tiptree Financial, Inc. Class A.....................    37,071     193,511
    Torchmark Corp......................................     7,000     433,090
    Travelers Cos., Inc. (The)..........................   141,562  16,452,336
    Trico Bancshares....................................       854      22,221
#   Trustmark Corp......................................     4,194     109,463
#   Umpqua Holdings Corp................................    34,932     532,014
*   Unico American Corp.................................     1,900      19,722
    Union Bankshares Corp...............................    37,042     994,207
#   United Bankshares, Inc..............................    12,121     464,234
    United Financial Bancorp, Inc.......................     9,193     120,888
    United Fire Group, Inc..............................    24,429   1,026,018
*   United Security Bancshares..........................       428       2,577
    Unity Bancorp, Inc..................................     3,636      45,886
    Univest Corp. of Pennsylvania.......................       156       3,290
    Unum Group..........................................   517,445  17,287,837
    Validus Holdings, Ltd...............................     8,958     442,794
    Valley National Bancorp.............................       768       6,966
    Voya Financial, Inc.................................    14,373     368,380
    Washington Federal, Inc.............................    97,887   2,447,175
    Waterstone Financial, Inc...........................     1,426      22,360
    Wells Fargo & Co.................................... 1,742,901  83,606,961
    WesBanco, Inc.......................................    31,678     979,484
#   West BanCorp, Inc...................................     5,278     100,282
    Westfield Financial, Inc............................    10,811      85,083
    Wintrust Financial Corp.............................    24,224   1,279,027
#   WR Berkley Corp.....................................     5,305     308,698

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CONTINUED


                                                                 SHARES       VALUE+
                                                                --------- --------------
Financials -- (Continued)
           XL Group, Ltd.......................................   240,766 $    8,332,911
           Zions Bancorporation................................    53,325      1,486,701
                                                                          --------------
Total Financials...............................................            1,045,178,230
                                                                          --------------
Health Care -- (11.3%)
           Abbott Laboratories.................................    20,941        937,110
#          Aceto Corp..........................................    31,686        814,647
#*         Addus HomeCare Corp.................................     2,044         38,550
           Aetna, Inc..........................................   558,462     64,340,407
#*         Albany Molecular Research, Inc......................    24,874        359,181
*          Alere, Inc..........................................    45,800      1,717,500
*          Allergan P.L.C......................................    84,749     21,437,260
#*         Amsurg Corp.........................................    30,743      2,306,032
           Analogic Corp.......................................     2,988        251,052
*          AngioDynamics, Inc..................................    14,354        238,133
#*         Anika Therapeutics, Inc.............................    14,671        732,376
           Anthem, Inc.........................................   504,640     66,279,418
*          Arrhythmia Research Technology, Inc.................     1,200          5,070
*          Boston Scientific Corp.............................. 1,204,199     29,237,952
#*         Brookdale Senior Living, Inc........................     4,785         88,379
           Cigna Corp..........................................    42,954      5,539,348
#          CONMED Corp.........................................    43,239      1,757,233
           Cooper Cos., Inc. (The).............................    13,956      2,546,551
*          Cross Country Healthcare, Inc.......................     7,595        111,039
           CryoLife, Inc.......................................    17,502        255,004
*          Cumberland Pharmaceuticals, Inc.....................    23,319        110,066
*          Cutera, Inc.........................................     1,289         13,908
*          Cynosure, Inc. Class A..............................     8,077        443,912
           Danaher Corp........................................    86,326      7,030,389
           Digirad Corp........................................    26,711        156,526
#*         Emergent Biosolutions, Inc..........................     8,678        289,758
*          Enzo Biochem, Inc...................................    41,397        288,537
#*         Exactech, Inc.......................................     3,390         91,632
*          Express Scripts Holding Co..........................   493,239     37,520,691
*          Five Star Quality Care, Inc.........................    28,953         68,619
*          Harvard Bioscience, Inc.............................    32,107         91,505
*          Healthways, Inc.....................................    37,281        627,812
*          Hologic, Inc........................................   305,036     11,740,836
           Humana, Inc.........................................   236,814     40,862,256
*          Impax Laboratories, Inc.............................     4,700        147,674
*          Integer Holdings Corp...............................    41,672        925,535
#          Invacare Corp.......................................     7,330         84,442
           Kewaunee Scientific Corp............................     1,631         33,028
#          Kindred Healthcare, Inc.............................    56,891        697,484
           LeMaitre Vascular, Inc..............................     5,100         87,720
*          LHC Group, Inc......................................     1,418         64,179
#*         LifePoint Health, Inc...............................    82,208      4,865,069
*          Magellan Health, Inc................................    17,899      1,225,545
(degrees)* Medcath Corp........................................    29,240             --
           Medtronic P.L.C.....................................   502,733     44,054,493
*          Merit Medical Systems, Inc..........................    13,395        313,979
#*         Molina Healthcare, Inc..............................    24,941      1,416,898
           National HealthCare Corp............................     6,484        418,866

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CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Health Care -- (Continued)
#*  Natus Medical, Inc..................................    15,698 $    617,402
*   Nuvectra Corp.......................................    13,890       91,813
*   Omnicell, Inc.......................................    35,405    1,369,465
    PerkinElmer, Inc....................................    76,500    4,354,380
    Pfizer, Inc......................................... 4,982,507  183,804,683
*   PharMerica Corp.....................................    33,305      884,581
#*  Prestige Brands Holdings, Inc.......................   111,489    5,964,661
*   Quorum Health Corp..................................    21,979      239,351
*   RTI Surgical, Inc...................................    73,086      237,529
*   SciClone Pharmaceuticals, Inc.......................    13,028      137,576
#*  Select Medical Holdings Corp........................    42,204      485,346
*   Surmodics, Inc......................................     5,593      153,416
#   Teleflex, Inc.......................................    37,223    6,711,679
    Thermo Fisher Scientific, Inc.......................   499,520   79,343,757
#*  Triple-S Management Corp. Class B...................    20,684      513,997
    UnitedHealth Group, Inc.............................    89,716   12,847,331
#   Universal American Corp.............................    84,328      645,952
*   VCA, Inc............................................    69,140    4,932,448
*   WellCare Health Plans, Inc..........................    18,375    1,962,450
                                                                   ------------
Total Health Care.......................................            657,961,418
                                                                   ------------
Industrials -- (11.7%)
    AAR Corp............................................    32,906      795,009
    ABM Industries, Inc.................................    64,500    2,400,045
    Acme United Corp....................................     1,030       22,310
#   Actuant Corp. Class A...............................    44,986    1,068,418
#*  AECOM...............................................    55,835    1,981,584
*   Aegion Corp.........................................    42,549      873,105
*   Aerovironment, Inc..................................    35,065      994,093
    AGCO Corp...........................................    58,973    2,840,140
*   Air Transport Services Group, Inc...................     6,308       91,340
    Alamo Group, Inc....................................    22,751    1,527,275
#   Alaska Air Group, Inc...............................   105,252    7,075,039
    Albany International Corp. Class A..................    20,551      869,924
    AMERCO..............................................    29,431   11,640,255
*   Ameresco, Inc. Class A..............................       981        4,856
    American Railcar Industries, Inc....................    20,003      840,326
#   Apogee Enterprises, Inc.............................    36,374    1,700,485
#   ArcBest Corp........................................    12,135      227,046
    Argan, Inc..........................................        21          969
    Astec Industries, Inc...............................    22,925    1,381,919
*   Atlas Air Worldwide Holdings, Inc...................    31,815    1,375,362
#*  Avis Budget Group, Inc..............................    94,608    3,474,952
    Barnes Group, Inc...................................    36,400    1,380,652
*   BlueLinx Holdings, Inc..............................     1,705       12,617
    Brady Corp. Class A.................................    38,500    1,237,390
#   Briggs & Stratton Corp..............................    41,033      932,680
*   CAI International, Inc..............................    17,082      146,564
*   Casella Waste Systems, Inc. Class A.................     5,201       48,681
#   Caterpillar, Inc....................................   107,902    8,929,970
*   CBIZ, Inc...........................................    38,149      412,391
    CDI Corp............................................    26,779      169,243
    CECO Environmental Corp.............................     3,773       34,900

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CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Industrials -- (Continued)
#   Celadon Group, Inc..................................    24,642 $    203,543
    Chicago Rivet & Machine Co..........................       700       19,320
#   CIRCOR International, Inc...........................    10,019      570,482
    Columbus McKinnon Corp..............................    17,542      291,022
    Comfort Systems USA, Inc............................    44,560    1,353,733
    CompX International, Inc............................       500        5,950
#   Covanta Holding Corp................................    94,292    1,510,558
#*  Covenant Transportation Group, Inc. Class A.........     7,080      159,512
*   CRA International, Inc..............................     7,613      210,271
    CSX Corp............................................ 1,242,950   35,212,774
    Curtiss-Wright Corp.................................    46,353    4,124,953
#*  DigitalGlobe, Inc...................................    21,971      592,338
    Douglas Dynamics, Inc...............................    30,234      810,271
*   Ducommun, Inc.......................................    12,645      244,554
#*  Dycom Industries, Inc...............................    39,867    3,749,491
    Dynamic Materials Corp..............................     1,436       14,705
    Eastern Co. (The)...................................    10,193      179,703
    Eaton Corp. P.L.C...................................   171,640   10,883,692
    EMCOR Group, Inc....................................    50,540    2,815,078
    Encore Wire Corp....................................    19,966      749,324
*   Energy Recovery, Inc................................     1,783       19,078
    EnerSys.............................................    43,239    2,695,952
*   Engility Holdings, Inc..............................     7,988      231,972
#   Ennis, Inc..........................................    31,756      550,014
    EnPro Industries, Inc...............................    17,635      806,801
    ESCO Technologies, Inc..............................    17,601      745,402
    Espey Manufacturing & Electronics Corp..............     1,671       43,388
    Essendant, Inc......................................    24,021      481,381
#*  Esterline Technologies Corp.........................    44,968    2,735,403
    Federal Signal Corp.................................    71,923      945,787
    FedEx Corp..........................................   142,324   23,042,256
#   Fortune Brands Home & Security, Inc.................   149,626    9,466,837
*   Franklin Covey Co...................................     3,046       50,015
    FreightCar America, Inc.............................     9,404      140,120
*   FTI Consulting, Inc.................................    25,736    1,102,530
    G&K Services, Inc. Class A..........................    29,714    2,383,360
#   GATX Corp...........................................    65,445    2,927,355
*   Gencor Industries, Inc..............................     8,766      154,282
    General Electric Co................................. 3,873,888  120,632,872
#*  Genesee & Wyoming, Inc. Class A.....................     1,200       77,700
*   Gibraltar Industries, Inc...........................    24,203      853,882
*   GP Strategies Corp..................................    18,583      389,500
#   Granite Construction, Inc...........................    27,179    1,352,971
#*  Great Lakes Dredge & Dock Corp......................    69,820      310,001
#   Greenbrier Cos., Inc. (The).........................    22,451      737,066
#   Griffon Corp........................................    67,323    1,153,916
    H&E Equipment Services, Inc.........................    59,629    1,110,292
*   Hawaiian Holdings, Inc..............................    18,070      822,727
    Heidrick & Struggles International, Inc.............    18,234      354,834
*   Herc Holdings, Inc..................................    18,560      656,096
*   Hertz Global Holdings, Inc..........................    55,682    2,710,600
*   Hill International, Inc.............................    27,154      113,232
    Huntington Ingalls Industries, Inc..................    47,666    8,226,198

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THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES    VALUE+
                                                         ------- -----------
Industrials -- (Continued)
#   Hurco Cos., Inc.....................................   7,910 $   210,643
#*  Huron Consulting Group, Inc.........................   4,001     245,941
    Hyster-Yale Materials Handling, Inc.................  12,246     781,172
*   ICF International, Inc..............................  31,660   1,310,091
    Ingersoll-Rand P.L.C................................ 213,109  14,120,602
    Insteel Industries, Inc.............................  17,578     611,539
*   JetBlue Airways Corp................................ 324,893   5,955,289
    Kadant, Inc.........................................   5,786     317,883
    KAR Auction Services, Inc...........................  18,100     774,137
    KBR, Inc............................................   3,600      50,472
#   Kennametal, Inc.....................................   1,000      24,860
*   Key Technology, Inc.................................   3,199      31,030
    Kimball International, Inc. Class B.................  31,258     356,029
    Korn/Ferry International............................  33,148     762,735
#*  Kratos Defense & Security Solutions, Inc............   2,711      11,956
    L-3 Communications Holdings, Inc.................... 100,470  15,234,266
#*  Lawson Products, Inc................................   8,847     145,091
#   LB Foster Co. Class A...............................   6,682      70,027
#*  LMI Aerospace, Inc..................................  13,807     107,418
    LS Starrett Co. (The) Class A.......................   4,097      49,205
    LSI Industries, Inc.................................  27,715     303,756
*   Lydall, Inc.........................................  14,605     652,551
    ManpowerGroup, Inc..................................  22,886   1,588,288
    Marten Transport, Ltd...............................  47,782   1,034,480
    Matson, Inc.........................................  62,316   2,328,749
    Matthews International Corp. Class A................  12,387     744,583
    McGrath RentCorp....................................  17,552     559,382
*   Mercury Systems, Inc................................   2,055      53,266
*   MFRI, Inc...........................................   8,900      67,907
    Miller Industries, Inc..............................  20,099     431,325
#   Mobile Mini, Inc....................................  54,461   1,770,527
*   Moog, Inc. Class A..................................  35,339   1,946,119
    Mueller Industries, Inc.............................  30,912   1,052,244
    Mueller Water Products, Inc. Class A................ 185,957   2,205,450
    Multi-Color Corp....................................     308      19,891
*   MYR Group, Inc......................................  19,582     483,088
#   National Presto Industries, Inc.....................     571      51,127
*   Navigant Consulting, Inc............................  12,297     242,374
    Nielsen Holdings P.L.C..............................  16,256     875,548
#*  NL Industries, Inc..................................  42,070     124,948
#   NN, Inc.............................................  18,396     310,341
    Norfolk Southern Corp............................... 545,229  48,950,660
    Northrop Grumman Corp............................... 175,493  38,017,049
*   Northwest Pipe Co...................................   6,690      75,597
#*  NOW, Inc............................................  62,737   1,148,714
*   On Assignment, Inc..................................  53,951   1,993,489
    Orbital ATK, Inc....................................  56,610   4,931,863
    Oshkosh Corp........................................  14,466     796,932
    Owens Corning....................................... 149,300   7,899,463
#*  PAM Transportation Services, Inc....................   9,249     185,257
#   Pentair P.L.C....................................... 117,934   7,526,548
#   Powell Industries, Inc..............................   7,529     277,368
    Providence and Worcester Railroad Co................     850      13,532

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THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES    VALUE+
                                                         ------- -----------
Industrials -- (Continued)
    Quad/Graphics, Inc..................................   2,390 $    60,610
    Quanex Building Products Corp.......................  21,431     428,406
*   Quanta Services, Inc................................ 168,307   4,308,659
    Raytheon Co.........................................  44,355   6,188,853
    RCM Technologies, Inc...............................  20,293     116,888
    Regal Beloit Corp...................................  16,070     980,431
    Republic Services, Inc.............................. 429,755  22,029,241
    Resources Connection, Inc...........................  25,955     386,730
*   Roadrunner Transportation Systems, Inc..............     879       6,654
#*  Rush Enterprises, Inc. Class A......................  32,603     749,217
#*  Rush Enterprises, Inc. Class B......................  18,522     432,118
    Ryder System, Inc...................................  89,844   5,920,720
#*  Saia, Inc...........................................   8,925     257,843
*   SIFCO Industries, Inc...............................   6,623      56,362
    SkyWest, Inc........................................  38,506   1,107,818
    Southwest Airlines Co............................... 645,761  23,899,615
#*  Sparton Corp........................................   9,132     190,037
*   SPX FLOW, Inc.......................................  12,803     349,266
    Standex International Corp..........................  22,341   1,983,881
    Stanley Black & Decker, Inc......................... 154,919  18,853,642
    Steelcase, Inc. Class A.............................  55,469     804,301
    Supreme Industries, Inc. Class A....................   1,433      24,074
#*  Team, Inc...........................................   6,674     184,269
    Terex Corp..........................................  27,578     665,733
    Tetra Tech, Inc.....................................  45,222   1,489,160
*   Titan Machinery, Inc................................   2,883      32,318
*   TRC Cos., Inc.......................................  23,870     167,567
#   Trinity Industries, Inc............................. 183,814   4,266,323
    Triton International, Ltd...........................  24,053     403,850
#   Triumph Group, Inc..................................  57,456   1,771,368
#*  Tutor Perini Corp...................................  33,844     850,161
#   Twin Disc, Inc......................................     900       8,487
    Tyco International P.L.C............................ 240,619  10,965,008
*   Ultralife Corp......................................   3,309      14,394
    UniFirst Corp.......................................  18,705   2,186,240
    Union Pacific Corp.................................. 888,128  82,640,310
    Universal Forest Products, Inc......................  31,800   3,438,216
#*  USA Truck, Inc......................................  15,105     291,224
*   Vectrus, Inc........................................   4,069     126,749
#*  Veritiv Corp........................................   9,437     398,430
    Viad Corp...........................................  23,193     807,580
*   Virco Manufacturing Corp............................  12,601      56,831
    VSE Corp............................................     305      19,386
    Waste Connections Inc...............................   2,800     208,544
    Watts Water Technologies, Inc. Class A..............  53,615   3,316,088
#   Werner Enterprises, Inc.............................  34,105     856,718
#*  Wesco Aircraft Holdings, Inc........................   6,228      80,030
#*  WESCO International, Inc............................  11,687     651,433
*   Westport Fuel Systems, Inc..........................   8,411      11,607
*   Willdan Group, Inc..................................   1,000      10,610
*   Willis Lease Finance Corp...........................   6,713     181,251

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CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Industrials -- (Continued)
#*  XPO Logistics, Inc..................................    12,216 $    361,838
                                                                   ------------
Total Industrials.......................................            681,644,525
                                                                   ------------
Information Technology -- (10.6%)
    Activision Blizzard, Inc............................   982,162   39,443,626
*   Actua Corp..........................................     1,184       11,816
#*  Acxiom Corp.........................................     7,769      178,299
#*  Agilysys, Inc.......................................    16,899      192,987
*   Alpha & Omega Semiconductor, Ltd....................    20,661      295,246
*   Amtech Systems, Inc.................................     2,395       14,586
*   ARRIS International P.L.C...........................    70,523    1,921,046
*   Arrow Electronics, Inc..............................   182,170   12,112,483
    AstroNova, Inc......................................     6,285       99,869
    Avnet, Inc..........................................   139,400    5,729,340
    AVX Corp............................................    86,630    1,183,366
*   Aware, Inc..........................................    14,326       68,622
*   Axcelis Technologies, Inc...........................       175        1,872
*   AXT, Inc............................................    16,521       61,954
    Bel Fuse, Inc. Class A..............................     3,874       66,013
    Bel Fuse, Inc. Class B..............................    11,837      242,540
*   Benchmark Electronics, Inc..........................    62,063    1,454,757
    Black Box Corp......................................    18,611      254,040
*   Blackhawk Network Holdings, Inc.....................    25,926      901,966
*   Blucora, Inc........................................    57,127      583,267
    Brocade Communications Systems, Inc.................   461,513    4,292,071
    Brooks Automation, Inc..............................    50,847      637,113
*   BSQUARE Corp........................................     4,065       21,301
*   CACI International, Inc. Class A....................    24,830    2,367,044
#*  Calix, Inc..........................................    16,027      123,728
#*  Ciber, Inc..........................................    34,165       47,831
    Cisco Systems, Inc.................................. 4,129,839  126,083,985
    Cohu, Inc...........................................    28,915      305,342
#*  CommerceHub, Inc. Series A..........................    20,226      285,188
#*  CommerceHub, Inc. Series B..........................       865       12,929
#*  CommerceHub, Inc. Series C..........................    42,181      590,536
    Communications Systems, Inc.........................     9,323       68,431
    Computer Sciences Corp..............................   136,993    6,552,375
    Comtech Telecommunications Corp.....................    15,569      203,487
    Concurrent Computer Corp............................    13,740       70,349
#   Convergys Corp......................................   197,364    5,259,751
*   CoreLogic, Inc......................................    96,545    3,888,833
#   Corning, Inc........................................   785,955   17,463,920
*   Cray, Inc...........................................    12,866      406,051
    CSP, Inc............................................     2,414       20,181
    CTS Corp............................................    66,936    1,279,147
*   CyberOptics Corp....................................     3,281       56,663
#   Cypress Semiconductor Corp..........................    52,022      605,536
*   Datalink Corp.......................................    28,408      243,741
*   Digi International, Inc.............................    25,438      282,616
*   Diodes, Inc.........................................     4,709       87,164
*   DSP Group, Inc......................................    46,713      505,902
*   EchoStar Corp. Class A..............................    23,551      917,311
*   Edgewater Technology, Inc...........................    13,603      118,074

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CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Information Technology -- (Continued)
    Electro Rent Corp...................................    24,062 $    372,239
*   Electro Scientific Industries, Inc..................     6,085       41,195
#*  Electronics for Imaging, Inc........................    58,110    2,573,692
    EMC Corp............................................   342,124    9,675,267
#*  Emcore Corp.........................................       744        4,821
#*  EnerNOC, Inc........................................    13,197       98,714
*   Entegris, Inc.......................................       300        5,127
#   Epiq Systems, Inc...................................    23,453      383,222
*   ePlus, Inc..........................................     8,745      735,542
#*  Exar Corp...........................................    51,341      430,238
*   Fabrinet............................................     4,055      153,117
*   Fairchild Semiconductor International, Inc..........   118,008    2,329,478
    Fidelity National Information Services, Inc.........   151,857   12,077,187
#*  Finisar Corp........................................    61,526    1,154,228
#*  First Solar, Inc....................................    28,266    1,319,457
*   FormFactor, Inc.....................................    46,295      432,858
*   Frequency Electronics, Inc..........................    10,976      117,663
*   GSE Systems, Inc....................................     9,536       22,314
#*  GSI Technology, Inc.................................     3,363       16,378
    Hackett Group, Inc. (The)...........................    42,498      569,048
#*  Harmonic, Inc.......................................    22,962       75,545
    Hewlett Packard Enterprise Co.......................   810,974   17,046,673
    HP, Inc.............................................    79,891    1,119,273
*   Hutchinson Technology, Inc..........................    13,656       26,902
    IAC/InterActiveCorp.................................   125,298    7,262,272
#*  ID Systems, Inc.....................................    10,784       54,028
    Ingram Micro, Inc. Class A..........................   277,679    9,507,729
*   Insight Enterprises, Inc............................    42,100    1,119,860
    Intel Corp.......................................... 3,922,800  136,748,808
*   Internap Corp.......................................    32,386       71,897
    Intersil Corp. Class A..............................   119,798    1,830,513
*   IntriCon Corp.......................................     2,835       15,252
*   Itron, Inc..........................................    33,397    1,425,718
    IXYS Corp...........................................     3,055       33,422
    Juniper Networks, Inc...............................   212,100    4,812,549
*   Key Tronic Corp.....................................    17,623      132,877
*   Kimball Electronics, Inc............................    23,443      295,851
*   Kulicke & Soffa Industries, Inc.....................    71,688      900,401
*   KVH Industries, Inc.................................    19,858      180,112
#*  Lattice Semiconductor Corp..........................   108,469      651,899
    Lexmark International, Inc. Class A.................    35,849    1,314,583
*   Limelight Networks, Inc.............................    10,944       18,495
    ManTech International Corp. Class A.................     2,048       80,916
    Marvell Technology Group, Ltd.......................   166,418    1,955,411
#*  Maxwell Technologies, Inc...........................     2,521       13,865
    Mentor Graphics Corp................................    35,620      760,843
    Methode Electronics, Inc............................    79,272    2,776,898
*   Micron Technology, Inc..............................   758,908   10,427,396
#*  Microsemi Corp......................................     7,940      309,660
#   MKS Instruments, Inc................................    61,200    2,795,616
    MOCON, Inc..........................................       700       10,143
#*  ModusLink Global Solutions, Inc.....................    67,250       86,080
    NCI, Inc. Class A...................................       686        8,705

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CONTINUED


                                                         SHARES    VALUE+
                                                         ------- -----------
Information Technology -- (Continued)
#*  NETGEAR, Inc........................................     428 $    22,012
#*  Novatel Wireless, Inc...............................  10,953      19,496
    Optical Cable Corp..................................  10,793      23,853
*   PAR Technology Corp.................................  12,896      66,414
    Park Electrochemical Corp...........................   1,642      26,600
    PC Connection, Inc..................................  39,267   1,013,481
    PC-Tel, Inc.........................................  30,574     155,010
*   PCM, Inc............................................  10,471     174,028
#*  Photronics, Inc.....................................  79,712     770,018
#*  Plexus Corp.........................................  10,626     488,158
*   Polycom, Inc........................................  36,977     458,145
*   Qorvo, Inc..........................................  24,909   1,574,996
    QUALCOMM, Inc....................................... 788,069  49,317,358
#*  Rambus, Inc.........................................   1,069      14,453
*   RealNetworks, Inc...................................  12,525      54,233
    Reis, Inc...........................................  13,511     341,558
    RF Industries, Ltd..................................   2,823       6,493
    Richardson Electronics, Ltd.........................  15,464      97,269
*   Rofin-Sinar Technologies, Inc.......................   4,978     157,305
*   Rogers Corp.........................................   7,543     516,243
#*  Rovi Corp...........................................  19,000     357,390
*   Rudolph Technologies, Inc...........................  16,097     283,629
*   Sanmina Corp........................................  39,846   1,009,698
*   ScanSource, Inc.....................................  14,745     604,987
*   Seachange International, Inc........................   8,687      27,798
*   ShoreTel, Inc.......................................   3,200      23,488
*   Sonus Networks, Inc.................................   6,622      57,082
#   SS&C Technologies Holdings, Inc.....................  51,586   1,662,101
*   StarTek, Inc........................................  22,913      96,693
#*  SunPower Corp.......................................  18,322     267,135
#*  Super Micro Computer, Inc...........................   5,886     126,843
*   Sykes Enterprises, Inc..............................  20,292     622,761
#   SYNNEX Corp.........................................  55,900   5,619,627
*   Synopsys, Inc.......................................   4,200     227,472
#*  Systemax, Inc.......................................   5,094      45,591
#*  Tech Data Corp......................................  82,952   6,464,449
*   Telenav, Inc........................................   9,865      49,128
    Teradyne, Inc.......................................  26,789     529,083
    Tessco Technologies, Inc............................   8,689     116,780
    Tessera Technologies, Inc...........................  48,635   1,563,129
#*  TTM Technologies, Inc...............................  55,241     549,648
#*  Veeco Instruments, Inc..............................  15,978     267,951
*   Virtusa Corp........................................  30,064     817,741
#   Vishay Intertechnology, Inc......................... 151,731   2,022,574
#*  Vishay Precision Group, Inc.........................  16,480     216,712
    Western Digital Corp................................ 215,907  10,257,742
*   Xcerra Corp.........................................  20,165     123,006
    Xerox Corp.......................................... 889,633   9,163,220
*   XO Group, Inc.......................................   6,284     114,557

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CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Information Technology -- (Continued)
*   Yahoo!, Inc......................................... 1,048,770 $ 40,052,526
                                                                   ------------
Total Information Technology............................            612,633,936
                                                                   ------------
Materials -- (2.3%)
    A Schulman, Inc.....................................    32,960      966,058
#*  A. M. Castle & Co...................................     2,083        2,895
#   Alcoa, Inc..........................................   995,255   10,569,608
#   Allegheny Technologies, Inc.........................    22,777      405,658
    Ampco-Pittsburgh Corp...............................     4,007       52,933
    Ashland, Inc........................................   112,560   12,746,294
#   Axiall Corp.........................................    26,423      862,711
#   Bemis Co., Inc......................................    25,154    1,283,860
    Cabot Corp..........................................    46,280    2,253,373
*   Century Aluminum Co.................................    15,822      120,089
*   Chemtura Corp.......................................    49,368    1,386,747
*   Clearwater Paper Corp...............................    16,822    1,058,272
#   Commercial Metals Co................................    85,208    1,409,340
#*  Core Molding Technologies, Inc......................    11,847      188,604
    Domtar Corp.........................................     8,107      319,173
    Dow Chemical Co. (The)..............................    11,060      593,590
#   Freeport-McMoRan, Inc...............................   327,519    4,244,646
    Friedman Industries, Inc............................    13,926       80,214
    FutureFuel Corp.....................................     6,104       69,952
    Graphic Packaging Holding Co........................   154,000    2,100,560
    Greif, Inc. Class A.................................     4,885      196,035
    Huntsman Corp.......................................    50,242      776,741
*   Ingevity Corp.......................................    33,431    1,279,404
    International Paper Co..............................   493,615   22,612,503
    Kaiser Aluminum Corp................................    27,181    2,251,946
    KapStone Paper and Packaging Corp...................    80,984    1,156,452
*   Kraton Performance Polymers, Inc....................     5,435      162,561
*   Louisiana-Pacific Corp..............................   173,457    3,503,831
    Martin Marietta Materials, Inc......................    23,633    4,789,228
    Materion Corp.......................................    18,497      488,506
    Mercer International, Inc...........................    21,725      171,410
    Minerals Technologies, Inc..........................    34,280    2,237,113
    Mosaic Co. (The)....................................    17,274      466,398
    Myers Industries, Inc...............................    57,792      863,990
    Neenah Paper, Inc...................................     7,684      579,604
    Newmont Mining Corp.................................    48,146    2,118,424
*   Northern Technologies International Corp............     3,035       42,672
    Nucor Corp..........................................    83,945    4,502,810
#   Olin Corp...........................................    69,801    1,458,841
#   Olympic Steel, Inc..................................     9,986      286,199
    PH Glatfelter Co....................................    50,600    1,045,396
    PolyOne Corp........................................     5,174      181,452
    Reliance Steel & Aluminum Co........................    93,801    7,357,750
#*  Resolute Forest Products, Inc.......................     1,817       10,030
#   Schnitzer Steel Industries, Inc. Class A............       400        7,796
    Sensient Technologies Corp..........................    38,101    2,812,997
    Steel Dynamics, Inc.................................    94,919    2,545,728
#*  Stillwater Mining Co................................    55,630      851,139
    SunCoke Energy, Inc.................................    62,210      474,662

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                  SHARES       VALUE+
                                                                 --------- --------------
Materials -- (Continued)
#           Synalloy Corp.......................................     5,144 $       39,249
            Tredegar Corp.......................................    27,973        495,122
            Tronox, Ltd. Class A................................     1,600         10,384
#*          Universal Stainless & Alloy Products, Inc...........     6,269         73,285
            Vulcan Materials Co.................................    58,246      7,221,339
#           Westlake Chemical Corp..............................   158,152      7,233,873
            WestRock Co.........................................   200,591      8,607,360
#           Worthington Industries, Inc.........................    47,320      2,096,749
                                                                           --------------
Total Materials.................................................              131,723,556
                                                                           --------------
Other -- (0.0%)
(degrees)#* Gerber Scientific, Inc. Escrow Shares...............    47,409             --
(degrees)*  Petrocorp, Inc. Escrow Shares.......................       900             --
                                                                           --------------
Total Other.....................................................                       --
                                                                           --------------
Telecommunication Services -- (4.9%)
            AT&T, Inc........................................... 5,441,020    235,541,756
#           ATN International, Inc..............................        84          6,176
#           CenturyLink, Inc....................................   512,432     16,110,862
#           Frontier Communications Corp........................   696,949      3,624,135
*           General Communication, Inc. Class A.................    45,867        705,893
#*          Iridium Communications, Inc.........................    14,800        132,904
#*          Lumos Networks Corp.................................       500          5,850
#*          ORBCOMM, Inc........................................    44,499        471,244
#           Shenandoah Telecommunications Co....................   112,708      4,630,045
            Spok Holdings, Inc..................................    12,522        231,406
#*          Sprint Corp.........................................   422,600      2,594,764
#*          T-Mobile US, Inc....................................   113,786      5,272,843
            Telephone & Data Systems, Inc.......................   111,207      3,501,908
#*          United States Cellular Corp.........................     7,591        307,056
            Verizon Communications, Inc.........................   187,958     10,414,753
*           Vonage Holdings Corp................................    85,934        509,589
                                                                           --------------
Total Telecommunication Services................................              284,061,184
                                                                           --------------
Utilities -- (0.2%)
*           Calpine Corp........................................    62,921        864,534
            Consolidated Water Co., Ltd.........................     6,656         89,390
            NRG Energy, Inc.....................................   241,908      3,348,007
#           Ormat Technologies, Inc.............................    20,134        918,916
            UGI Corp............................................    78,988      3,574,997
                                                                           --------------
Total Utilities.................................................                8,795,844
                                                                           --------------
TOTAL COMMON STOCKS.............................................            5,522,988,442
                                                                           --------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*  Leap Wireless International, Inc. Contingent Value
              Rights............................................     8,393             --
(degrees)*  Safeway Casa Ley Contingent Value Rights............   157,807        160,158

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                              SHARES       VALUE+
                                                            ---------- --------------
(degrees)* Safeway PDC, LLC Contingent Value Rights........    157,807 $        7,701
TOTAL RIGHTS/WARRANTS......................................                   167,859
                                                                       --------------
TOTAL INVESTMENT SECURITIES................................             5,523,156,301
                                                                       --------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
           State Street Institutional Liquid Reserves,
             0.457%........................................ 53,052,247     53,052,247
                                                                       --------------
SECURITIES LENDING COLLATERAL -- (3.9%)
(S)@       DFA Short Term Investment Fund.................. 19,647,291    227,319,161
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $3,502,858,105)^^......            $5,803,527,709
                                                                       ==============

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary..... $  887,821,787           --   --    $  887,821,787
   Consumer Staples...........    479,348,973           --   --       479,348,973
   Energy.....................    733,818,989           --   --       733,818,989
   Financials.................  1,045,178,230           --   --     1,045,178,230
   Health Care................    657,961,418           --   --       657,961,418
   Industrials................    681,644,525           --   --       681,644,525
   Information Technology.....    612,633,936           --   --       612,633,936
   Materials..................    131,723,556           --   --       131,723,556
   Other......................             --           --   --                --
   Telecommunication Services.    284,061,184           --   --       284,061,184
   Utilities..................      8,795,844           --   --         8,795,844
Rights/Warrants...............             -- $    167,859   --           167,859
Temporary Cash Investments....     53,052,247           --   --        53,052,247
Securities Lending Collateral.             --  227,319,161   --       227,319,161
Futures Contracts**...........      1,059,219           --   --         1,059,219
                               -------------- ------------   --    --------------
TOTAL......................... $5,577,099,908 $227,487,020   --    $5,804,586,928
                               ============== ============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments (Unaudited)

July 31, 2016
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  Rate  Maturity Face Amount $ Fair Value $
--------------------                  ----  -------- ------------- ------------
CORPORATE BONDS - 1.0%
(r)Apple, Inc........................ 0.70% 05/05/17    1,700,000    1,700,830
Berkshire Hathaway, Inc.............. 0.91% 08/15/16   10,733,000   10,738,688
(r)Chevron Corp...................... 0.75% 02/22/17   25,000,000   24,989,550
(r)General Electric Co............... 0.80% 02/15/17    5,000,000    5,002,455
(r)Toyota Motor Credit Corp.......... 0.82% 02/16/17   15,300,000   15,306,824
(r)Toyota Motor Credit Corp.......... 1.04% 04/24/17  150,000,000  149,978,250
                                                      -----------  -----------
TOTAL CORPORATE BONDS (Cost
  $207,741,750)                                       207,733,000  207,716,597
                                                      -----------  -----------
YANKEE BONDS - 0.4%..................
(r)++Commonwealth Bank of Australia.. 1.15% 09/20/16   10,000,000   10,005,500
(r)Rabobank Nederland NY............. 0.93% 11/23/16   14,000,000   14,008,400
(r)Royal Bank of Canada NY........... 1.12% 09/09/16   19,436,000   19,448,847
(r)Svenska Handelsbanken AB.......... 1.11% 09/23/16    4,525,000    4,528,272
(r)Westpac Banking Corp.............. 1.09% 11/25/16   40,250,000   40,287,513
                                                      -----------  -----------
TOTAL YANKEE BONDS (Cost $88,251,944)                  88,211,000   88,278,532
                                                      -----------  -----------
COMMERCIAL PAPER - 46.9%
(y)++ANZ National International Ltd.. 0.63% 09/19/16  100,000,000   99,912,178
(y)++ANZ National International Ltd.. 0.66% 09/28/16  100,000,000   99,891,894
(y)++Apple, Inc...................... 0.45% 08/04/16   75,000,000   74,996,288
(y)++Apple, Inc...................... 0.38% 08/09/16   50,000,000   49,995,249
(y)++Apple, Inc...................... 0.39% 09/14/16  100,000,000   99,951,564
(y)++Apple, Inc...................... 0.39% 09/19/16  100,000,000   99,945,833
(y)++Archer-Daniels-Midland.......... 0.47% 08/08/16  100,000,000   99,989,500
(y)++Bank Nederlandse Gemeent........ 0.99% 08/01/16  100,000,000   99,997,249
(y)++Bank Nederlandse Gemeent........ 0.41% 08/31/16  200,000,000  199,929,599
(y)++Bank of Nova Scotia............. 0.57% 09/22/16   13,800,000   13,788,362
(y)++Bank of Nova Scotia............. 0.59% 09/26/16  100,000,000   99,907,239
(r)++Bank of Nova Scotia............. 0.89% 11/21/16   40,000,000   40,015,520
(r)++Bank of Nova Scotia............. 1.05% 05/12/17   25,000,000   25,006,450
(y)Banque et Caisse d'Epargne de
  I'Etat............................. 0.99% 08/01/16   50,000,000   49,998,625
(y)Banque et Caisse d'Epargne de
  I'Etat............................. 0.41% 09/07/16   22,500,000   22,490,175
(y)Banque et Caisse d'Epargne de
  I'Etat............................. 0.44% 09/23/16  100,000,000   99,934,356
(y)++Caisse des Depots et Con........ 0.37% 08/15/16  100,000,000   99,984,417
(y)++Caisse des Depots et Con........ 0.39% 08/25/16  100,000,000   99,973,000
(y)++Caisse des Depots et Con........ 0.48% 09/08/16  100,000,000   99,948,181
(y)++Caisse des Depots et Con........ 0.51% 09/12/16  100,000,000   99,939,250
(y)++Caisse des Depots et Con........ 0.54% 09/16/16  100,000,000   99,929,631
(y)Caterpillar Fin Serv Corp......... 0.45% 08/12/16   50,000,000   49,992,475
(y)++Coca-Cola Co.................... 0.40% 08/25/16   18,800,000   18,794,741
(y)++Coca-Cola Co.................... 0.42% 09/08/16   63,000,000   62,971,659
(y)++Coca-Cola Co.................... 0.44% 10/13/16   50,000,000   49,954,506
(y)++Commonwealth Bank of Australia.. 0.42% 09/01/16   50,000,000   49,981,347
(r)++Commonwealth Bank of Australia.. 0.84% 10/27/16   90,000,000   90,033,750
(r)++Commonwealth Bank of Australia.. 0.95% 11/21/16   50,000,000   50,040,650
(r)++Commonwealth Bank of Australia.. 1.00% 03/02/17  100,000,000   99,968,200
(y)++CPPIB Capital, Inc.............. 0.66% 08/02/16  100,000,000   99,996,311
(y)++CPPIB Capital, Inc.............. 0.41% 08/15/16  200,000,000  199,965,715
(y)++CPPIB Capital, Inc.............. 0.46% 10/05/16   75,000,000   74,936,392
(y)++CPPIB Capital, Inc.............. 0.48% 10/14/16  100,000,000   99,899,472
(y)++DBS Bank, Ltd................... 0.56% 08/03/16  100,000,000   99,995,347
(y)++DBS Bank, Ltd................... 0.41% 08/25/16   98,000,000   97,972,291
(y)++DBS Bank, Ltd................... 0.43% 09/16/16   13,000,000   12,992,781
(y)++Emerson Electric Co............. 0.49% 08/04/16   11,900,000   11,899,351
(y)++Erste Abwicklungsanstalt........ 0.56% 08/03/16   99,700,000   99,695,361
(y)++Erste Abwicklungsanstalt........ 0.43% 09/20/16   50,000,000   49,969,378
(y)++Erste Abwicklungsanstalt........ 0.43% 09/21/16  100,000,000   99,937,300
(y)++Erste Abwicklungsanstalt........ 0.49% 10/19/16  100,000,000   99,890,439
(y)Exxon Mobil Corp.................. 0.42% 08/10/16  105,618,000  105,605,818
(y)Exxon Mobil Corp.................. 0.41% 08/11/16  100,000,000   99,987,469
(y)Exxon Mobil Corp.................. 0.39% 08/23/16  100,000,000   99,974,792
(y)Exxon Mobil Corp.................. 0.46% 09/12/16   55,000,000   54,969,750

                     See Notes to Schedule of Investments.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments (Unaudited) (continued)

July 31, 2016
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  Rate  Maturity Face Amount $ Fair Value $
--------------------                  ----  -------- ------------- ------------
COMMERCIAL PAPER - 46.9% (CONTINUED)
(y)Exxon Mobil Corp.................. 0.47% 10/04/16   50,000,000   49,957,660
(y)GE Capital Treasury LLC........... 0.40% 08/11/16   50,000,000   49,993,952
(y)GE Capital Treasury LLC........... 0.39% 08/16/16  100,000,000   99,982,750
(y)GE Capital Treasury LLC........... 0.39% 08/22/16  100,000,000   99,976,467
(y)GE Capital Treasury LLC........... 0.39% 08/24/16  100,000,000   99,974,289
(y)GE Capital Treasury LLC........... 0.42% 09/26/16   50,000,000   49,966,567
(y)General Electric Co............... 0.38% 08/11/16   50,000,000   49,994,132
(y)++IBM Corp........................ 0.37% 08/23/16  100,000,000   99,976,458
(y)++IBM Corp........................ 0.38% 08/30/16  100,000,000   99,968,622
(y)++Microsoft Corp.................. 0.49% 08/03/16  100,000,000   99,995,903
(y)++National Australia Bank Ltd..... 0.45% 09/12/16  100,000,000   99,946,875
(y)++National Australia Bank Ltd..... 0.68% 10/25/16  100,000,000   99,837,444
(r)++National Australia Bank Ltd..... 1.04% 02/28/17  100,000,000  100,023,499
(y)National Rural Utilities.......... 0.46% 08/11/16   28,000,000   27,996,107
(y)++Nederlandse Waterschaps......... 0.42% 09/14/16  150,000,000  149,920,883
(y)++Nederlandse Waterschaps......... 0.43% 09/21/16  100,000,000   99,937,300
(y)++Nederlandse Waterschaps......... 0.44% 09/26/16   75,000,000   74,947,392
(y)++Nestle Capital Corp............. 0.42% 09/08/16   28,750,000   28,736,968
(y)Nestle Finance International Ltd.. 0.48% 09/19/16   20,000,000   19,986,769
(y)++Nordea Bank AB.................. 0.48% 08/23/16  100,000,000   99,969,583
(y)++Nordea Bank AB.................. 0.50% 08/29/16   75,000,000   74,970,033
(y)++Nordea Bank AB.................. 0.58% 09/20/16   50,000,000   49,958,778
(y)++Nordea Bank AB.................. 0.62% 10/03/16   75,000,000   74,918,050
(y)++Nordea Bank AB.................. 0.83% 12/05/16   50,000,000   49,853,621
(y)++Novartis Finance Corp........... 0.41% 08/15/16   60,000,000   59,989,715
(y)++Novartis Finance Corp........... 0.41% 08/22/16   30,000,000   29,992,540
(y)++Novartis Finance Corp........... 0.42% 09/12/16   39,000,000   38,980,500
(y)++Novartis Finance Corp........... 0.43% 09/19/16   25,000,000   24,985,050
(y)++NRW.Bank........................ 0.62% 08/03/16  200,000,000  199,989,694
(y)++NRW.Bank........................ 0.44% 08/12/16  200,000,000  199,970,521
(y)++NRW.Bank........................ 0.57% 09/14/16  200,000,000  199,858,737
(y)PACCAR Financial Corp............. 0.52% 08/05/16   20,000,000   19,998,561
(y)PACCAR Financial Corp............. 0.45% 09/09/16   25,100,000   25,087,525
(y)++Pfizer, Inc..................... 0.37% 08/15/16   11,450,000   11,448,254
(y)++Pfizer, Inc..................... 0.39% 09/12/16   50,000,000   49,976,875
(y)Province of British Columbia...... 0.37% 08/17/16   40,000,000   39,993,097
(y)++Province of Quebec.............. 0.46% 10/05/16  100,000,000   99,915,189
(y)++PSP Capital, Inc................ 0.66% 08/02/16   24,000,000   23,999,115
(y)++PSP Capital, Inc................ 0.42% 08/11/16   67,500,000   67,491,347
(y)++PSP Capital, Inc................ 0.41% 08/24/16   75,000,000   74,979,633
(y)++PSP Capital, Inc................ 0.41% 08/25/16   52,000,000   51,985,297
(y)++PSP Capital, Inc................ 0.41% 08/26/16  100,000,000   99,970,600
(y)++PSP Capital, Inc................ 0.42% 09/08/16   50,000,000   49,977,507
(y)++PSP Capital, Inc................ 0.42% 09/09/16   91,000,000   90,957,958
(y)++PSP Capital, Inc................ 0.42% 09/15/16   59,000,000   58,968,062
(y)++PSP Capital, Inc................ 0.50% 10/20/16   50,000,000   49,944,206
(y)++PSP Capital, Inc................ 0.51% 10/24/16   50,000,000   49,940,429
(y)++Qualcomm, Inc................... 0.42% 08/10/16  100,000,000   99,988,233
(y)++Roche Holdings, Inc............. 0.43% 08/09/16   50,000,000   49,994,653
(y)++Roche Holdings, Inc............. 0.42% 08/12/16   50,000,000   49,993,039
(y)++Roche Holdings, Inc............. 0.41% 08/18/16  100,000,000   99,979,556
(y)++Sanofi.......................... 0.38% 09/07/16  100,000,000   99,959,667
(y)++Sanofi.......................... 0.39% 09/13/16   77,500,000   77,463,260
(y)++Sanofi.......................... 0.40% 09/23/16  100,000,000   99,940,111
(y)++Sanofi.......................... 0.41% 10/14/16  100,000,000   99,914,231
(y)++Sanofi.......................... 0.47% 11/14/16  100,000,000   99,862,600
(y)++Siemens Capital Co. LLC......... 0.41% 08/18/16   72,000,000   71,985,280
(y)++Siemens Capital Co. LLC......... 0.41% 08/26/16  100,000,000   99,970,600
(y)++Siemens Capital Co. LLC......... 0.44% 09/22/16   50,000,000   49,967,917
(y)++Simon Property GRP, LP.......... 0.44% 08/16/16   40,000,000   39,992,100
(y)++Svenska Handelsbanken AB........ 0.59% 08/03/16   50,000,000   49,997,563
(y)++Svenska Handelsbanken AB........ 0.46% 08/16/16   80,000,000   79,983,680

                     See Notes to Schedule of Investments.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments (Unaudited) (continued)

July 31, 2016
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  Rate  Maturity Face Amount $ Fair Value $
--------------------                  ----  -------- ------------- -------------
COMMERCIAL PAPER - 46.9% (CONTINUED)
(y)++Svenska Handelsbanken AB........ 0.54% 09/09/16   100,000,000    99,940,267
(y)Swedbank.......................... 0.44% 09/06/16   100,000,000    99,955,258
(y)Swedbank.......................... 0.43% 09/22/16   100,000,000    99,936,139
(y)Swedbank.......................... 0.65% 10/24/16   100,000,000    99,846,300
(y)Swedbank.......................... 0.67% 10/26/16   100,000,000    99,838,811
(y)Swedish Export Credit Corp........ 0.41% 08/17/16    30,000,000    29,994,189
(y)Swedish Export Credit Corp........ 0.44% 09/23/16   100,000,000    99,934,356
(y)++Total Capital Canada, Ltd....... 0.43% 09/19/16    69,300,000    69,258,559
(y)++Total Capital Canada, Ltd....... 0.48% 10/13/16   241,000,000   240,762,400
(y)++Total Capital Canada, Ltd....... 0.50% 10/21/16   100,000,000    99,886,600
(y)Toyota Motor Credit Corp.......... 0.68% 08/03/16    50,000,000    49,997,167
(y)Toyota Motor Credit Corp.......... 0.51% 08/16/16    80,000,000    79,981,760
(y)Toyota Motor Credit Corp.......... 0.57% 09/09/16    50,000,000    49,968,209
(y)Toyota Motor Credit Corp.......... 0.71% 10/20/16   100,000,000    99,839,533
(y)++Walt Disney Co.................. 0.42% 08/08/16    20,000,000    19,998,128
(y)++Westpac Banking Corp............ 0.55% 09/12/16    50,000,000    49,967,188
                                                     ------------- -------------
TOTAL COMMERCIAL PAPER (Cost
  $9,681,156,699)                                    9,686,918,000 9,682,237,723
                                                     ------------- -------------
YANKEE CERTIFICATES OF DEPOSIT -
  14.1%
(r)Bank of Montreal.................. 0.76% 10/05/16   150,000,000   150,047,250
(r)Bank of Montreal.................. 0.86% 10/11/16   100,000,000   100,050,300
(r)Bank of Montreal.................. 1.01% 02/24/17   100,000,000   100,013,800
(r)Bank of Montreal.................. 1.02% 05/02/17    25,000,000    25,001,750
(r)Bank of Montreal.................. 1.03% 05/09/17   120,000,000   120,017,040
(r)Bank of Montreal.................. 1.08% 06/07/17    40,000,000    39,992,760
(r)Bank of Montreal.................. 1.16% 07/25/17   100,000,000    99,973,300
(r)Bank of Nova Scotia............... 0.72% 08/02/16    50,000,000    50,001,800
(r)Bank of Nova Scotia............... 0.99% 03/03/17   100,000,000    99,962,300
(r)Bank of Nova Scotia............... 1.07% 04/12/17   125,000,000   125,019,625
(r)Bank of Nova Scotia............... 1.07% 06/09/17    90,000,000    89,987,040
(r)Bank of Nova Scotia............... 1.15% 07/20/17   100,000,000    99,974,600
Canadian Imp BK Comm NY.............. 0.42% 09/12/16    50,000,000    50,006,228
(r)Canadian Imp BK Comm NY........... 0.89% 12/27/16    50,000,000    49,997,900
(r)Canadian Imp BK Comm NY........... 0.94% 01/23/17   100,000,000    99,953,000
(r)Canadian Imp BK Comm NY........... 1.02% 05/23/17     9,150,000     9,159,150
(r)Nordea Bank Finland NY............ 0.99% 04/13/17    50,000,000    49,962,500
(r)Nordea Bank Finland NY............ 1.07% 05/26/17   100,000,000    99,995,200
(r)Nordea Bank Finland NY............ 1.08% 06/07/17   100,000,000    99,981,900
(r)Nordea Bank Finland NY............ 1.06% 06/13/17    20,000,000    19,994,200
(r)Rabobank Nederland NY............. 0.98% 06/13/17    50,000,000    49,919,850
(r)Royal Bank of Canada NY........... 0.91% 12/02/16    50,000,000    50,020,050
(r)Royal Bank of Canada NY........... 0.92% 12/16/16   100,000,000   100,048,600
(r)Royal Bank of Canada NY........... 1.00% 03/28/17   100,000,000    99,930,500
(r)Royal Bank of Canada NY........... 1.07% 06/29/17    75,000,000    74,909,700
(r)Royal Bank of Canada NY........... 1.20% 07/28/17   100,000,000    99,715,400
(r)Svenska Handelsbanken NY.......... 1.21% 08/01/17   100,000,000   100,000,000
(r)Toronto Dominion Bank NY.......... 0.75% 08/19/16   100,000,000   100,017,700
(r)Toronto Dominion Bank NY.......... 0.93% 10/17/16   100,000,000   100,062,100
(r)Toronto Dominion Bank NY.......... 0.74% 11/04/16    50,000,000    50,005,700
(r)Toronto Dominion Bank NY.......... 1.04% 03/02/17   100,000,000   100,011,400
(r)Toronto Dominion Bank NY.......... 1.00% 03/28/17    50,000,000    49,969,050
(r)Toronto Dominion Bank NY.......... 1.01% 04/06/17    95,000,000    94,983,945
(r)Toronto Dominion Bank NY.......... 1.06% 05/23/17    70,000,000    69,998,670
(r)Toronto Dominion Bank NY.......... 1.12% 07/12/17   100,000,000    99,981,700
(r)Westpac Banking Corp.............. 0.99% 03/20/17    76,000,000    75,957,516
                                                     ------------- -------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT
  (Cost $2,895,145,379)                              2,895,150,000 2,894,623,524
                                                     ------------- -------------
U.S. GOVERNMENT AGENCY SECURITIES -
  12.7%
(y)Federal Home Loan Bank............ 0.16% 08/03/16   100,000,000    99,998,700
(y)Federal Home Loan Bank............ 0.18% 08/04/16   100,000,000    99,998,000
(y)Federal Home Loan Bank............ 0.19% 08/05/16   100,000,000    99,997,300
(y)Federal Home Loan Bank............ 0.21% 08/09/16    50,000,000    49,997,350
(y)Federal Home Loan Bank............ 0.22% 08/10/16    68,000,000    67,995,920

                     See Notes to Schedule of Investments.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments (Unaudited) (continued)

July 31, 2016
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                Rate  Maturity Face Amount $ Fair Value $
--------------------                ----  -------- ------------- -------------
U.S. GOVERNMENT AGENCY SECURITIES
  - 12.7% (CONTINUED)
(y)Federal Home Loan Bank.......... 0.22% 08/12/16   100,000,000    99,992,700
(y)Federal Home Loan Bank.......... 0.22% 08/15/16    75,000,000    74,993,025
(y)Federal Home Loan Bank.......... 0.23% 08/17/16    75,000,000    74,991,975
(y)Federal Home Loan Bank.......... 0.23% 08/19/16   150,000,000   149,982,000
(y)Federal Home Loan Bank.......... 0.23% 08/24/16   150,000,000   149,977,050
(y)Federal Home Loan Bank.......... 0.23% 08/26/16   125,000,000   124,979,125
(y)Federal Home Loan Bank.......... 0.23% 08/31/16   100,000,000    99,980,000
(y)Federal Home Loan Bank.......... 0.29% 09/02/16   150,000,000   149,959,950
(y)Federal Home Loan Bank.......... 0.29% 09/07/16   164,000,000   163,949,488
(y)Federal Home Loan Bank.......... 0.29% 09/09/16   100,000,000    99,967,500
(y)Federal Home Loan Bank.......... 0.29% 09/14/16   100,000,000    99,963,300
(y)Federal Home Loan Bank.......... 0.29% 09/16/16   100,000,000    99,961,700
(y)Federal Home Loan Bank.......... 0.29% 09/21/16   100,000,000    99,957,500
(y)Federal Home Loan Bank.......... 0.29% 09/23/16   100,000,000    99,955,800
(y)Federal Home Loan Bank.......... 0.30% 09/30/16    50,000,000    49,975,000
(y)Federal Home Loan Bank.......... 0.34% 10/05/16   100,000,000    99,936,800
(y)Federal Home Loan Bank.......... 0.35% 10/12/16   100,000,000    99,930,000
(y)Federal Home Loan Bank.......... 0.35% 10/14/16   100,000,000    99,928,100
(y)Federal Home Loan Bank.......... 0.30% 10/19/16    50,000,000    49,961,600
(y)Federal Home Loan Bank.......... 0.38% 10/21/16   100,000,000    99,936,800
(y)Federal Home Loan Bank.......... 0.35% 10/28/16   100,000,000    99,914,400
                                                   ------------- -------------
TOTAL U.S. GOVERNMENT AGENCY
  SECURITIES (Cost $2,605,966,870)                 2,607,000,000 2,606,181,083
                                                   ------------- -------------
REPURCHASE AGREEMENTS - 18.8%
Bank of America Corp. (Purchased
  on 7/31/2016, Proceeds at
  maturity $150,004,125,
  collateralized by U.S. Treasury
  Securities, 0.88%, 6/15/2019,
  market value $153,000,093)....... 0.33% 08/01/16   150,000,000   150,000,000
Barclays Capital Group (Purchased
  on 7/31/2016, Proceeds at
  maturity $800,022,000,
  collateralized by U.S. Treasury
  Securities, 0.00% - 8.88%,
  9/22/2016 - 8/15/2024 market
  value $816,000,000).............. 0.33% 08/01/16   800,000,000   800,000,000
Deutsche Bank Securities, Inc.
  (Purchased on 7/31/2016,
  Proceeds at maturity
  $150,004,750, collateralized by
  U.S. Treasury Securities, 0.00%
  - 8.88%, 7/31/2016 - 5/15/2026
  market value $153,000,000)....... 0.38% 08/01/16   150,000,000   150,000,000
Federal Reserve Bank of New York
  (Purchased on 7/31/2016,
  Proceeds at maturity
  $995,020,729, collateralized by
  U.S. Treasury Securities, 1.75%
  - 8.00%, 11/15/2021 - 2/15/2024
  market value $995,020,774)....... 0.25% 08/01/16   995,000,000   995,000,000
Goldman Sachs & Co. (Purchased on
  7/31/2016, Proceeds at maturity
  $200,005,333, collateralized by
  U.S. Government Agency Backed
  Securities, 2.50% - 6.50%,
  5/15/2028 - 7/20/2046 market
  value $204,000,000).............. 0.32% 08/01/16   200,000,000   200,000,000
HSBC Securities (USA), Inc.
  (Purchased on 7/31/2016,
  Proceeds at maturity
  $200,005,000, collateralized by
  U.S. Treasury Securities, 0.88%
  - 8.13%, 11/15/2016 -
  2/28/2022 market value
  $204,001,908).................... 0.30% 08/01/16   200,000,000   200,000,000
JPMorgan Securities (Purchased on
  7/31/2016, Proceeds at maturity
  $400,011,333, collateralized by
  U.S. Government Agency Backed
  Securities, 0.00% - 8.95%,
  08/18/2016 - 4/24/2026 market
  value $408,001,191).............. 0.34% 08/01/16   400,000,000   400,000,000
Mizuho Securities USA, Inc.
  (Purchased on 7/31/2016,
  Proceeds at maturity
  $250,007,292, collateralized by
  U.S. Treasury Securities, 0.00%
  - 2.13%, 4/30/2022 - 8/15/2022
  market value $255,000,009)....... 0.35% 08/01/16   250,000,000   250,000,000
RBC Capital Markets LLC (Purchased
  on 7/31/2016, Proceeds at
  maturity $125,003,333,
  collateralized by U.S. Treasury
  Securities, 0.00 - 1.50%,
  5/15/2017 - 11/15/2024 market
  value $127,500,008).............. 0.32% 08/01/16   125,000,000   125,000,000

                     See Notes to Schedule of Investments.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments (Unaudited) (concluded)

July 31, 2016
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                Rate  Maturity Face Amount $  Fair Value $
--------------------                ----  -------- ------------- ---------------
REPURCHASE AGREEMENTS - 18.8%
  (CONTINUED)
Toronto Dominion Bank (Purchased
  on 7/31/2016, Proceeds at
  maturity $600,017,500,
  collateralized by U.S.
  Government Agency Backed
  Securities, 0.00% - 5.25%,
  8/1/2016 - 4/24/2026 market
  value $612,000,052).............. 0.35% 08/01/16   600,000,000     600,000,000
                                                   ------------- ---------------
TOTAL REPURCHASE AGREEMENTS (Cost
  $3,870,000,000)                                  3,870,000,000   3,870,000,000
                                                   ------------- ---------------
U.S. TREASURY OBLIGATIONS - 6.1%
(y)U.S. Treasury Bill.............. 0.10% 08/04/16   100,000,000      99,998,900
(y)U.S. Treasury Bill.............. 0.17% 08/18/16   100,000,000      99,991,300
(y)U.S. Treasury Bill.............. 0.18% 08/25/16   100,000,000      99,987,400
(y)U.S. Treasury Bill.............. 0.21% 09/01/16   150,000,000     149,972,550
(y)U.S. Treasury Bill.............. 0.21% 09/15/16   100,000,000      99,972,800
(y)U.S. Treasury Bill.............. 0.24% 10/06/16   100,000,000      99,954,900
(y)U.S. Treasury Bill.............. 0.24% 10/13/16   100,000,000      99,951,400
(y)U.S. Treasury Bill.............. 0.26% 10/20/16   100,000,000      99,942,600
(y)U.S. Treasury Bill.............. 0.26% 10/27/16   100,000,000      99,935,800
(y)U.S. Treasury Bill.............. 0.27% 11/17/16   100,000,000      99,919,800
(y)U.S. Treasury Bill.............. 0.30% 12/01/16   100,000,000      99,898,900
(y)U.S. Treasury Bill.............. 0.30% 12/22/16   100,000,000      99,881,000
                                                   ------------- ---------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $1,249,102,953)                            1,250,000,000   1,249,407,350
                                                   ------------- ---------------
TOTAL INVESTMENTS (Cost
  $20,597,365,595) - 100.0%                                      $20,598,444,809
                                                                 ===============

AB--Aktiebolag (Swedish Stock Company)
LLC--Limited Liability Co.
LP--Limited Partnership
NY--New York Shares

++ Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of Directors/Trustees. The aggregate value of these securities at July 31, 2016 was $7,667,090,165 which represented 37.3% of the total investments of the Fund.
(r) The adjustable/variable rate shown is effective as of July 31, 2016.
(y) The rate shown is the effective yield.

Summary of inputs used to value the Fund's investments as of July 31, 2016 is as follows (See Security Valuation Note):

                                         LEVEL 1       LEVEL 2       LEVEL 3
                                       INVESTMENTS   INVESTMENTS   INVESTMENTS
                                           IN            IN            IN
                                       SECURITIES    SECURITIES    SECURITIES
                                       ----------- --------------- -----------
 THE DFA SHORT TERM INVESTMENT FUND
    Corporate Bonds...................     $--     $   207,716,597     $--
    Yankee Bonds......................      --          88,278,532      --
    Commercial Paper..................      --       9,682,237,723      --
    Yankee Certificates of Deposit....      --       2,894,623,524      --
    U.S. Government Agency Securities.      --       2,606,181,083      --
    Repurchase Agreements.............      --       3,870,000,000      --
    U.S. Treasury Obligations.........      --       1,249,407,350      --
                                           ---     ---------------     ---
        Total Investments.............     $--     $20,598,444,809     $--
                                           ===     ===============     ===

                     See Notes to Schedule of Investments.

ORGANIZATION

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust's advisor is Dimensional Fund Advisors LP (the "Advisor"). At July 31, 2016, the Trust consisted of eleven operational portfolios, which are included in this document. Ten are "Master Funds" in a master-feeder structure (collectively, the "Series") and one is a stand-alone fund, The DFA Short Term Investment Fund (the "Fund").

SECURITY VALUATION

The Series and the Fund utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

..   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

..   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

..   Level 3 - significant unobservable inputs (including the Series' and the
    Fund's own assumptions in determining the fair value of investments)

Securities held by the Domestic Equity Portfolios (The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series) and the International Equity Portfolios (The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by International Equity Portfolios utilizes data furnished by an independent pricing service

(and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series' and the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Trust recognizes transfers between the levels as of the end of the period. As of July 31, 2016, The Emerging Market Series and The Emerging Market Small Cap Series had significant transfers of securities with a total value of $330,627 and $633,489 (in thousands), respectively, that transferred from Level 2 to Level 1 because fair value procedures were no longer applied. At October 31, 2015, the fair market values of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

FINANCIAL INSTRUMENTS

In accordance with the Series' and the Fund's investment objectives and policies, the Series and the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

2. INTEREST RATE AND CREDIT RISKS: The Fund invests primarily in money market instruments maturing in 397 days or less whose ratings are within one of the two highest ratings categories assigned by a nationally recognized statistical rating organization, or, if not rated, are believed by the Advisor to be of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

The Fund is subject to the risk that the Advisor's security selection and expectations regarding interest rate trends will cause the yields of the Fund to lag the performance of other mutual funds with similar investment objectives or the performance of short-term debt instruments. The emphasis of the Fund on quality and liquidity also could cause the Fund to underperform when compared to other money market funds, particularly those that take greater maturity and credit risks.

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by Series.

3. FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions on individual securities. Upon entering into a futures contract, the Series deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

At July 31, 2016, the Series had the following outstanding futures contracts (dollar amounts in thousands):

                                                      EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                   DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
The U.S. Large Cap Value
  Series.................... S&P 500 Emini Index(R)    09/16/16    1,336   $144,836   $4,645      $5,611
                                                                           --------   ------      ------
                                                                           $144,836   $4,645      $5,611
                                                                           --------   ------      ------

                                                      EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                   DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
The DFA International Value
  Series.................... Mini MSCI EAFE Index(R)   09/16/16      400   $ 33,604   $  249      $1,582
The DFA International Value
  Series.................... S&P 500 Emini Index(R)    09/16/16      462     50,085    2,638       2,358
                                                                           --------   ------      ------
                                                                           $ 83,689   $2,887      $3,940
                                                                           --------   ------      ------

                                                             EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                        DESCRIPTION             DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                                 Mini MSCI Emerging Markets
The Emerging Markets Series..... Index(R)                     09/16/16    1,030   $45,397    $2,710      $2,318
                                                                                  -------    ------      ------
                                                                                  $45,397    $2,710      $2,318
                                                                                  -------    ------      ------

                                                             EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                        DESCRIPTION             DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL

The Emerging Markets Small Cap   Mini MSCI Emerging Markets
  Series........................ Index(R)                     09/16/16      820   $36,142    $  986      $2,311
                                                                                  -------    ------      ------
                                                                                  $36,142    $  986      $2,311
                                                                                  -------    ------      ------

                                                             EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                        DESCRIPTION             DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL

The Tax-Managed U.S. Marketwide
  Value Series.................. S&P 500 Emini Index(R)       09/16/16      359   $38,919    $1,059      $1,508
                                                                                  -------    ------      ------
                                                                                  $38,919    $1,059      $1,508
                                                                                  -------    ------      ------

FEDERAL TAX COST

At July 31, 2016, the total cost of securities for federal income tax purposes was:

         The U.S. Large Cap Value Series.............. $15,722,144,999
         The DFA International Value Series...........   9,842,478,887
         The Japanese Small Company Series............   2,964,389,499
         The Asia Pacific Small Company Series........   1,839,399,872
         The United Kingdom Small Company Series......   1,672,588,836
         The Continental Small Company Series.........   3,919,828,566
         The Canadian Small Company Series............   1,323,137,635
         The Emerging Markets Series..................   4,066,933,567
         The Emerging Markets Small Cap Series........   5,770,548,181
         The Tax-Managed U.S. Marketwide Value Series.   3,503,464,180
         The DFA Short Term Investment Fund........... $20,597,365,595

OTHER

The Series and the Fund are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of

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

Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the Second Circuit, and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs petitioned the Second Circuit for rehearing of the appeal, but the Second Circuit denied the petition. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series at this time.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from their net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Series and the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

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ITEM 2.  CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

     (a) Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The DFA Investment Trust Company

By:  /s/ David G. Booth
     ----------------------------------------
     David G. Booth
     Chairman, Trustee, President and
     Co-Chief Executive Officer

Date: September 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David G. Booth
     ----------------------------------------
     David G. Booth
     Principal Executive Officer
     The DFA Investment Trust Company

Date: September 23, 2016

By:  /s/ Gregory K. Hinkle
     ----------------------------------------
     Gregory K. Hinkle
     Principal Financial Officer
     The DFA Investment Trust Company

Date: September 22, 2016